      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2015.
                                                            FILE NOS. 333-185794

                                                                       811-09003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 3                [X]


                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                  Amendment No. 3                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)


                             2727-A ALLEN PARKWAY,
                              HOUSTON, TEXAS 77019
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 871-2000



                              MANDA GHAFERI, ESQ.
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                            1999 AVENUE OF THE STARS
                       LOS ANGELES, CALIFORNIA 90067-6121
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on May 1, 2015 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Annuity Account Seven of American General Life Insurance Company under variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         VARIABLE ANNUITY ACCOUNT SEVEN


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS


                                   ITEM NUMBER
                                   IN FORM N-4                                                      CAPTION
---------------------------------------------------------------------------------- -----------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Tables; Portfolio
                                                                                    Expenses; Examples
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  The Polaris Plus Variable Annuity; Other
                                                                                    Information
6.    Deductions..................................................................  Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris Plus Variable Annuity;
                                                                                    Purchasing a Polaris Plus Variable
                                                                                    Annuity; Investment Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Variable Annuity Contract
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Legal Proceedings
14.   Table of Contents of Statement of Additional Information....................  Table of Contents of
                                                                                    Statement of Additional Information


                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


                    ITEM NUMBER
                    IN FORM N-4                                     CAPTION
--------------------------------------------------- ---------------------------------------
15.   Cover Page...................................  Cover Page
16.   Table of Contents............................  Table of Contents
17.   General Information and History..............  The Polaris Plus Variable Annuity (P);
                                                     Separate Account; General Account (P);
                                                     Investment Options (P);
                                                     Other Information (P)
18.   Services.....................................  Other Information (P)
19.   Purchase of Securities Being Offered.........  Purchasing a Polaris Plus Variable
                                                     Annuity (P)
20.   Underwriters.................................  Distribution of Contracts
21.   Calculation of Performance Data..............  Performance Data
22.   Annuity Payments.............................  Annuity Income Options (P);
                                                     Income Payments; Annuity Unit Values
23.   Financial Statements.........................  Depositor: Other Information (P);
                                                     Financial Statements; Registrant:
                                                     Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

 [THE POLARIS PLUS LOGO]
                                Variable Annuity


                                   PROSPECTUS

                                  MAY 1, 2015

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               in connection with

                         VARIABLE ANNUITY ACCOUNT SEVEN

This variable annuity has several investment choices -- Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the Anchor Series Trust ("AST") and SunAmerica Series Trust ("SAST").



UNDERLYING FUNDS:                      MANAGED BY:
  Aggressive Growth                    Wells Capital Management Incorporated
  Asset Allocation                     Edge Asset Management, Inc.
  Balanced                             J.P. Morgan Investment Management Inc.
  Capital Appreciation                 Wellington Management Company LLP
  Cash Management                      BofA Advisors, LLC
  Corporate Bond                       Federated Investment Management Company
  Davis Venture Value                  Davis Selected Advisers, L.P.
  "Dogs" of Wall Street                SunAmerica Asset Management, LLC
  Emerging Markets                     J.P. Morgan Investment Management Inc.
  Equity Index                         SunAmerica Asset Management, LLC
  Equity Opportunities                 OppenheimerFunds, Inc.
  Fundamental Growth                   Wells Capital Management Incorporated
  Global Bond                          Goldman Sachs Asset Management International
  Global Equities                      J.P. Morgan Investment Management Inc.
  Government and Quality Bond          Wellington Management Company LLP
  Growth                               Wellington Management Company LLP
  Growth-Income                        J.P. Morgan Investment Management Inc.
  High-Yield Bond                      PineBridge Investments LLC
  International Diversified Equities   Morgan Stanley Investment Management Inc.
  International Growth & Income        Putnam Investment Management, LLC
  Real Estate                          Pyramis Global Advisors, LLC
  SA AB Growth(1)                      AllianceBernstein L.P.
  SA JPMorgan MFS Core Bond(2)         J.P. Morgan Investment Management Inc. and
                                       Massachusetts Financial Services Company(2)
  Small Company Value                  Franklin Advisory Services, LLC
  Telecom Utility                      Massachusetts Financial Services Company



1 On May 1, 2015, the Alliance Growth Portfolio was renamed SA AB Growth
  Portfolio.



2 On January 16, 2015, the Total Return Bond Portfolio was renamed SA JPMorgan
  MFS Core Bond Portfolio and the investment manager changed from Pacific Investment Management Company LLC to J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company.


This contract is no longer available for new sales.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2015. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------







GLOSSARY....................................................   3
HIGHLIGHTS..................................................   4
FEE TABLE...................................................   5
      Maximum Owner Transaction Expenses....................   5
      Contract Maintenance Fee..............................   5
      Separate Account Annual Expenses......................   5
      Additional Optional Feature Fee.......................   5
        Optional Income Protector Fee.......................   5
      Total Annual Portfolio Operating Expenses.............   5
MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................   6
THE POLARIS PLUS VARIABLE ANNUITY...........................   7
PURCHASING A POLARIS PLUS VARIABLE ANNUITY..................   7
      Allocation of Purchase Payments.......................   8
      Accumulation Units....................................   9
      Right to Examine......................................   9
      Exchange Offers.......................................  10
      Important Information for Military Servicemembers.....  10
INVESTMENT OPTIONS..........................................  10
      Variable Portfolios...................................  10
        Anchor Series Trust.................................  11
        SunAmerica Series Trust.............................  11
      Substitution, Addition or Deletion of Variable
        Portfolios..........................................  12
      Fixed Accounts........................................  12
      Dollar Cost Averaging Fixed Accounts..................  12
      Dollar Cost Averaging Program.........................  13
      Transfers During the Accumulation Phase...............  13
      Automatic Asset Rebalancing Program...................  15
      Voting Rights.........................................  16
ACCESS TO YOUR MONEY........................................  16
      Withdrawal Restrictions...............................  16
      Texas Optional Retirement Program.....................  17
      Systematic Withdrawal Program.........................  17
      Loans.................................................  17
      Free Withdrawal Amount................................  17
      Minimum Contract Value................................  17
      Qualified Contract Owners.............................  17
DEATH BENEFIT...............................................  17
EXPENSES....................................................  18
      Separate Account Expenses.............................  18
      Withdrawal Charges....................................  19
      Exceptions to Withdrawal Charge.......................  19
      Income Protector Program Fee..........................  19
      Underlying Fund Expenses..............................  20
      Transfer Fee..........................................  20
      Premium Tax...........................................  20
      Income Taxes..........................................  20
      Reduction or Elimination of Fees, Expenses and
        Additional Amounts Credited.........................  20
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF
  THE CONTRACT..............................................  20
ANNUITY INCOME OPTIONS......................................  22
      Annuity Date..........................................  22
      Annuity Income Options................................  22
      Fixed or Variable Annuity Income Payments.............  23
      Annuity Income Payments...............................  23
      Transfers During the Income Phase.....................  23
      Deferment of Payments.................................  23
      Optional Income Protector Program.....................  23
TAXES.......................................................  25
      Annuity Contracts in General..........................  25
      Tax Treatment of Distributions - Non-Qualified
        Contracts...........................................  26
      Tax Treatment of Distributions - Qualified Contracts..  26
      Required Minimum Distributions........................  27
      Tax Treatment of Death Benefits.......................  28
      Contracts Owned by a Trust or Corporation.............  28
      Foreign Account Tax Compliance ("FATCA")..............  28
      Other Withholding Tax.................................  28
      Gifts, Pledges and/or Assignments of a Contract.......  29


      Diversification and Investor Control..................  29
OTHER INFORMATION...........................................  29
      The Distributor.......................................  29
      The Company...........................................  29
      The Separate Account..................................  30
      The General Account...................................  30
      Financial Statements..................................  31
      Administration........................................  31
      Legal Proceedings.....................................  32
      Registration Statements...............................  32
CONTENTS OF STATEMENT OF ADDITIONAL
  INFORMATION...............................................  32
APPENDIX A - CONDENSED FINANCIAL INFORMATION................ A-1
APPENDIX B - HYPOTHETICAL EXAMPLE OF THE
  OPERATION OF THE INCOME PROTECTOR PROGRAM................. B-1
APPENDIX C - THE GUARANTEE FOR CONTRACTS
  ISSUED PRIOR TO DECEMBER 29, 2006......................... C-1
APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY............................................... D-1
APPENDIX E - DEATH BENEFITS FOR CONTRACTS
  ISSUED PRIOR TO NOVEMBER 24, 2003......................... E-1



                                       2

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--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your Contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your Contract during the Accumulation Phase.

ANNUITANT(S) - The person(s) on whose life (lives) we base annuity payments. For a Contract issued pursuant to IRC Section 403(b), the Participant must be the Annuitant. Under an IRA the owner is always the Annuitant.

ANNUITY DATE - The date on which annuity income payments are to begin, as selected by you.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your Contract during the Income Phase.

BENEFICIARY (IES) - The person(s) you designate to receive any benefits under the Contract if you or in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's Primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL"), the insurer that issues this Contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTRACT - The variable annuity contract issued by American General Life Insurance Company ("AGL"). This includes any applicable group master contract, certificate and endorsement.

CONTRACTHOLDER - The party named as the Contractholder on the annuity Contract issued by AGL. The Contractholder may be an Employer, a retirement plan trust, an association or any other entity allowed under the law.

EMPLOYER - The organization specified in the Contract which offers the Plan to its employees.

ERISA - Employee Retirement Income Security Act of 1974 (as amended).

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

IRA - An Individual Retirement Annuity qualified under and issued in accordance with the provisions of Section 408(b) of the IRC.

IRC - The Internal Revenue Code of 1986, as amended, and all regulations thereto.


IRS - The Internal Revenue Service.

LATEST ANNUITY DATE - The first business day of the month following your 85th birthday.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PARTICIPANT - An employee or other person affiliated with the Contractholder on whose behalf an account is maintained under the terms of the Contract.

PLAN - A retirement program offered by an Employer to its employees for which a Contract is used to accumulate funds which may or may not be regulated by ERISA.

PURCHASE PAYMENTS - The money you give us to buy the Contract, as well as any additional money you give us to invest in the Contract after you own it.

QUALIFIED (CONTRACT) - A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investment and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.

TRUSTS - Collectively refers to the Anchor Series Trust and the SunAmerica Series Trust.

TSA - A tax sheltered annuity qualified under and issued in accordance with the provisions of Section 403(b) of the IRC.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The Polaris Plus Variable Annuity is a Contract between you and the Company. It is designed primarily for IRC 403(b) and IRA Contract investments to help you meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. Like all deferred annuities, the Contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your Contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the Contract. Each year we deduct separate account charges, which equal a maximum of 1.25% annually of the average daily net asset value of your Contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the Contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment, depending on your employment status at the time the Contract is issued. The maximum amount of the withdrawal charge declines over time. After a Purchase Payment has been in the Contract for six complete years, or five complete years if you were separated from service at the time the Contract was issued, withdrawal charges no longer apply to that Purchase Payment. PLEASE SEE FEE TABLE, PURCHASING A POLARIS PLUS VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

DEATH BENEFIT: A death benefit feature is available under the contract which is payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.


ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.



THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES



MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Purchase Payment)(1).....

                                                   6%



TRANSFER FEE.....

                  None(3)



PREMIUM TAX(2)..... 3.5%


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE..... None

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Mortality and Expense Risk Fee................ 1.10%
  Distribution Expense Fee...................... 0.15%
                                                 ----
     Total Separate Account Annual Expenses..... 1.25%
                                                 ====


ADDITIONAL OPTIONAL FEATURE FEE

The Income Protector is an optional guaranteed minimum income benefit. You may elect either Income Protector option described below.


OPTIONAL INCOME PROTECTOR FEE
(Calculated as a percentage of your Contract value on the date of your effective enrollment in the program and then each subsequent Contract anniversary, plus Purchase Payments made since the prior Contract anniversary, less proportional withdrawals, and fees and charges applicable to those withdrawals)


OPTION                        ANNUAL FEE(4)
---------------------------- --------------
  Income Protector Plus.....     0.15%
  Income Protector Max......     0.30%


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(AS OF JANUARY 31, 2015)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(5)   MAXIMUM(5)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.44%        1.21%




FOOTNOTES TO THE FEE TABLE:


 1 Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines as follows:


YEARS SINCE RECEIPT OF PURCHASE PAYMENT:.....   1    2    3    4    5    6   7+
  Schedule A*................................ 6%   6%   5%   5%   4%   0%   0%
  Schedule B**............................... 6%   6%   5%   5%   4%   4%   0%

   * This Withdrawal Charge Schedule applies to participants who are separated from service at the time of Contract issue. Please see EXPENSES below.


     ** This Withdrawal Charge Schedule applies to all other participants.


 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


 3 We reserve the right to charge $25 per transfer after the first 15 transfers in any contract year in the future.

 4 The fee is deducted from your Contract value annually.


 5 The maximum and minimum expenses are for Underlying Funds of SunAmerica
   Series Trust, as of its fiscal year ended January 31, 2015.


                                       5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:




MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expense of 1.25%, election of the optional Income Protector Max (0.30%), and investment in the Underlying Fund with total expenses of 1.21%)


(1)   If you surrender your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $879     $1,356      $1,859      $3,090



(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:




 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $279     $856        $1,459      $3,090



MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expense of 1.25%, no optional features are elected and investment in the Underlying Fund with total expenses of 0.44%)



(1)   If you surrender your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $772     $1,033      $1,318      $1,998



(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:




 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $172     $533        $918        $1,998



EXPLANATION OF EXPENSE EXAMPLES



1. The purpose of the Expense Examples is to show you the various expenses you would incur directly and indirectly by investing in the variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. Examples reflecting application of optional features and benefits use the highest fees and charges at which those features are being offered. The fee for the Income Protector feature is not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus.

4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.


                                       6

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       THE POLARIS PLUS VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We issue the Polaris Plus variable annuity to certain groups and/or individuals which qualify to purchase Contracts to fund their Tax Sheltered Annuity ("TSA") pursuant to Section 403(b) of the Internal Revenue Code ("IRC") or IRA retirement savings investments pursuant to Section 408(b) of the IRC. For TSA Contracts, the Contract may be issued to a group Contractholder (usually your employer or plan trustee) for the benefit of the Participants in the group (you and other employees in the group).

As a Participant under a group Contract you will receive a certificate which explains your rights under the Contract. In certain situations an individual Contract will be issued directly to you.

A TSA Polaris Plus participant may choose to convert their 403(b) to an IRA if they separate from service. Generally, all of the same features, charges and benefits will apply to a Contract converted to an IRA, as was applicable to a participant's TSA, so long as no conflict arises with the appropriate provisions of the IRC. We will only specifically address IRAs in this Prospectus to the extent that applicable IRC provisions and/or any other state or federal laws, require different treatment.

Generally, an annuity is a Contract between you and an insurance company. For Plans governed by Employee Retirement Income Security Act of 1974 ("ERISA"), the Contract may be owned by Plan Sponsor, Trustee or some other employee association. Your retirement plan allows you to invest money on which you have not already paid taxes and your earnings grow tax deferred. In addition, funding that Plan with a variable annuity provides certain benefits. You should decide whether the benefits are right for you. Among other features the Contract offers:

     o Investment Options: Various investment options available in one Contract, including both variable and fixed-rate investing.

     o Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     o Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime if elected, or another available period you select.

We developed this variable annuity to help you contribute to your retirement savings. Your contributions may come from payroll deductions arranged through your employer for TSAs. Contracts may also be funded by direct transfers or direct rollovers from other retirement savings plans. Existing Polaris Plus 403(b) Contracts may be converted to an IRA upon a separation from service. Additionally, those IRA Contract holders may make on-going contributions subject to restrictions set forth in the IRC.

This Contract has two stages, the Accumulation Phase and the Income Phase. Your Contract is in the Accumulation Phase when you make payments into the Contract. During the Accumulation Phase, generally you have the advantage of making Purchase Payments before paying taxes on the contributions. In addition, as a function of IRC provisions, taxes on your earnings are deferred until withdrawal. The Income Phase begins when you request that we start making annuity income payments to you out of the money accumulated in your Contract.

The Contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your Contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the Contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                   PURCHASING A POLARIS PLUS VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

A Purchase Payment is the money you give us to buy a Contract. Any additional money you give us to invest in your Contract after purchase is a subsequent Purchase Payment. You make payments into your Contract in two ways:

     o     salary reduction contributions, arranged through your employer;
           and/or

     o     direct transfer or direct rollover from an existing retirement plan.

If you enter into a salary reduction agreement with your employer to make Purchase Payments, there is no minimum initial payment. If you do not establish such a salary reduction agreement, and only contribute through direct transfer or direct rollover, the minimum initial Purchase Payment is $2,000.


                                       7



We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required at any time. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.


MAXIMUM ISSUE AGE

In general, we will not issue a TSA or IRA contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. Upon proof satisfactory to us that minimum distribution requirements are being satisfied or are not yet required, we may issue a contract to anyone under age 81. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.



TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD


The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance of the contract.


JOINT OWNERSHIP

We allow this contract to be jointly owned by spouses (as determined for federal tax law purposes). The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. There are also states that require us to issue the contract to non-spousal joint Owners. However, non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract. Therefore, the ability of such non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with


                                       8



your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Center at the following address:

American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.


ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We determine the value of each Accumulation Unit at the close of the NYSE every business day, by multiplying the Accumulation Unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


RIGHT TO EXAMINE

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.


                                       9



If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS



The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts we offer.


The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract owners. We offer Underlying Funds of the Anchor Series Trust and SunAmerica Series Trust at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), a wholly-owned subsidiary of AGL.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Underlying Funds you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund. The Underlying Funds along with their respective advisers are listed below.


                                       10



     ANCHOR SERIES TRUST -- CLASS 1 SHARES

     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     SUNAMERICA SERIES TRUST - CLASS 1 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").






UNDERLYING FUNDS                       MANAGED BY:                                       TRUST    ASSET CLASS
------------------------------------   ----------------------------------------------   -------   -----------------
Aggressive Growth                      Wells Capital Management Incorporated            SAST      STOCK
Asset Allocation                       Edge Asset Management, Inc.                      AST       ASSET ALLOCATION
Balanced                               J.P. Morgan Investment Management Inc.           SAST      ASSET ALLOCATION
Capital Appreciation                   Wellington Management Company LLP                AST       STOCK
Cash Management                        BofA Advisors, LLC                               SAST      CASH
Corporate Bond                         Federated Investment Management Company          SAST      BOND
Davis Venture Value                    Davis Selected Advisers, L.P.                    SAST      STOCK
"Dogs" of Wall Street                  SunAmerica Asset Management, LLC                 SAST      STOCK
Emerging Markets                       J.P. Morgan Investment Management Inc.           SAST      STOCK
Equity Index                           SunAmerica Asset Management, LLC                 SAST      STOCK
Equity Opportunities                   OppenheimerFunds, Inc.                           SAST      STOCK
Fundamental Growth                     Wells Capital Management Incorporated            SAST      STOCK
Global Bond                            Goldman Sachs Asset Management International     SAST      BOND
Global Equities                        J.P. Morgan Investment Management Inc.           SAST      STOCK
Government and Quality Bond            Wellington Management Company LLP                AST       BOND
Growth                                 Wellington Management Company LLP                AST       STOCK
Growth-Income                          J.P. Morgan Investment Management Inc.           SAST      STOCK
High-Yield Bond                        PineBridge Investments LLC                       SAST      BOND
International Diversified Equities     Morgan Stanley Investment Management Inc.        SAST      STOCK
International Growth & Income          Putnam Investment Management, LLC                SAST      STOCK
Real Estate                            Pyramis Global Advisors, LLC                     SAST      STOCK
SA AB Growth                           AllianceBernstein L.P.                           SAST      STOCK
SA JPMorgan MFS Core Bond              J.P. Morgan Investment Management Inc. and       SAST      BOND
                                       Massachusetts Financial Services Company
Small Company Value                    Franklin Advisory Services, LLC                  SAST      STOCK
Telecom Utility                        Massachusetts Financial Services Company         SAST      STOCK



YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.AIG.COM/ANNUITIES. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.

If applicable, your Plan may limit the Underlying Funds available under your Contract.



                                       11



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial rollover Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. Please note, for administrative reasons, we accumulate all subsequent Purchase Payments made in a given month into a single trade, and apply the fixed rate of interest available


                                       12



at that time. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as source accounts exclusively to facilitate the DCA program for a specified time period. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).


You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.


The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY TIME AND WE WILL PROVIDE YOU NOTICE AT LEAST 30 DAYS PRIOR TO MODIFICATION, SUSPENSION OR TERMINATION OF THE DCA PROGRAM. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE DCA PROGRAM, WE WILL TRANSFER THE REMAINING MONEY ACCORDING TO YOUR CURRENT DCA TARGET ALLOCATIONS ON FILE.



TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts, subject to the Company's and the Underlying Funds' short term trading policies, by telephone (800) 445-7862, through the Company's website (www.aig.com/annuities), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to
(818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.


We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to


                                       13



modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.


SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or
(3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

All transfer requests in excess of 15 transfers within a rolling 12-month look-back period ("12-Month Rolling Period") must be submitted by United States Postal Service first-class mail ("U.S. Mail"). Once a contract triggers this "Standard U.S. Mail Policy," all transfer requests must be submitted by U.S. Mail for 12 months from the date of the triggering transfer.

For example, if you made a transfer on August 16, 2012 and within the previous twelve months (from August 17, 2011 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2012 must be submitted by U.S. Mail (from August 17, 2012 through August 16, 2013).

We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1)    the number of transfers made in a defined period;

     (2)    the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;


                                       14



     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the


                                       15



Variable Portfolios and/or Fixed Accounts, if applicable, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if applicable, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Automatic Asset Rebalancing typically involves shifting a portion of your money out of investment options which had higher returns into investment options which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU IF WE EXERCISE THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.



VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your Contract in three ways:


     o by receiving annuity income payments during the Income Phase, PLEASE SEE ANNUITY INCOME OPTIONS BELOW; OR

     o by taking a loan in accordance with the provisions of your Plan and/or this Contract (TSA only); or

     o subject to the restrictions described below, by making a partial or total withdrawal.

Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal before the end of the withdrawal charge period. If you made a total withdrawal, we also deduct premium taxes, if applicable.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of Contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account option. Such deferrals are limited to no longer than six months.

We may establish certain minimum withdrawal amounts or require that a minimum amount remain in a Variable Portfolio upon withdrawal. Please contact the Annuity Service Center for additional information. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and each Fixed Account option in which you are invested.


WITHDRAWAL RESTRICTIONS

Withdrawals under Section 403(b) Contracts are subject to the limitations under
Section 403(b)(11) of the IRC and any applicable Plan document. Section 403(b) provides that salary reduction contributions deposited and earnings credited on any salary reduction contributions after December 31, 1988 may only be withdrawn upon (1) death; (2) disability; (3) reaching age 59 1/2; (4) separation from service; or (5) occurrence of a hardship. Amounts accumulated in one Section 403(b)(1) Contract may be transferred to another Section 403(b)(1) Contract or Section 403(b)(7) custodial account without a penalty under the IRC. Amounts accumulated in a Section 403(b)(7) custodial account and deposited in a Contract will be subject to the same withdrawal restrictions as are applicable to post-1988 salary reduction contributions. PLEASE SEE TAXES BELOW.

If your Plan is subject to Title I of ERISA, your withdrawal request must be authorized by the Contractholder on your behalf. All withdrawal requests will require the Contractholder's written authorization and written documentation specifying the portion of your Contract value which is available for distribution to you.

If your Plan is not subject to Title I of ERISA and you own a TSA, you must certify to AGL that, one of the events listed in the IRC has occurred (and provide supporting


                                       16



information, if requested) and that AGL may rely on such representation in granting such a withdrawal request. The above does not apply to transfers to other Qualified investment alternatives. PLEASE SEE TAXES BELOW. You should consult your tax adviser as well as review the provisions of any applicable Plan before requesting a withdrawal.

In addition to the restrictions noted above, a Plan may contain additional withdrawal or transfer restrictions.

Early withdrawals from a TSA or IRA, as defined under Section 72(q) and 72(t) of the IRC, may be subject to 10% penalty tax.


TEXAS OPTIONAL RETIREMENT PROGRAM

If you participate in the Texas Optional Retirement Program ("ORP") you must obtain a certificate of termination from your employer before you can redeem your Contract. We impose this requirement on you because the Texas Attorney General ruled that participants in ORP may redeem their Contract only upon termination of their employment by Texas public institutions of higher education, or upon retirement death or total disability.


SYSTEMATIC WITHDRAWAL PROGRAM

If you elect the Systematic Withdrawal program and the terms of any applicable Plan and/or the IRC allow, then we use money in your Contract to pay your monthly, quarterly, semiannual or annual payments during the Accumulation Phase. Electronic transfer of these funds to your bank account is also available. However, any such payments you elect to receive are subject to all applicable withdrawal charges, market value adjustments, income taxes, tax penalties and other withdrawal restrictions affecting your Contract. The minimum amount of each withdrawal is $50. There must be at least $500 remaining in your Contract at all times. Withdrawals may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2 at the time of withdrawal. There is no additional charge for participating in this program.

The program is not available to everyone. Please contact our Annuity Service Center, which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

WITHDRAWAL CHARGES, INCOME TAXES, TAX PENALTIES AND CERTAIN WITHDRAWAL RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE, INCLUDING SYSTEMATIC WITHDRAWALS.


LOANS

If you own a TSA and, if applicable, your Plan permits, you may take a loan from your Contract during the Accumulation Period. You may apply for a loan under the Contract by completing a loan application available from AGL. Loans are secured by a portion of your Contract Value. More information about loans, including interest rates, restrictions, terms of repayment and applicable fees and charges is available in the Certificate, the Endorsement and the Loan Agreement as well as from AGL's Annuity Service Center.


FREE WITHDRAWAL AMOUNT

If your Contract is subject to withdrawal charge schedule A, you may be able to withdraw 15% of your Purchase Payments each Contract year, free of a contractual withdrawal charge. The amount available for free withdrawal each year is reduced by the amount of any Purchase Payment previously withdrawn in that Contract year. However, upon a full surrender of your Contract, any previous free withdrawals would be subject to a surrender charge, if any is applicable at the time of surrender (except in the State of Washington).


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.


QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES
BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you should die during the Accumulation Phase of your Contract, we pay a death benefit to your Beneficiary. The death benefit (unless limited by your Plan) equals the greater of:

     1. Total Purchase Payments reduced by the amount of any loan(s) outstanding plus accrued interest and reduced for withdrawals (and any fees and charges applicable to those withdrawals) in the same proportion that each withdrawal reduced Contract Value on the date of the withdrawal, or;

     2.   Contract value.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase your Beneficiary receives any remaining guaranteed annuity income payments (or a portion thereof) in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. Plans subject to Title 1 of ERISA may impose additional restrictions on Beneficiary designation which are discussed in the Beneficiary Designation Form.


                                       17




We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death in Good Order. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider due proof of death in Good Order to be satisfactory written proof of death which may include: (1) a certified copy of the death certificate; (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (3) a written statement by a medical doctor who attended the deceased at the time of death.


For contracts in which the aggregate of all Purchase Payments in contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

The death benefit must be paid by December 31st of the calendar year containing the fifth anniversary of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin on or before December 31st of the calendar year immediately following the year of your death.

If the Beneficiary is the Participant's surviving spouse, the surviving spouse may elect to receive the entire death benefit in equal or substantially equal payments over their life or over a period not longer than their life expectancy, commencing at any date prior to the later of:

      (i) December 31st of the calendar year immediately following the calendar year in which the Participant died, and

      (ii) December 31st of the calendar year in which the Participant would have attained age 70 1/2.

Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO NOVEMBER 24, 2003, PLEASE SEE APPENDIX E FOR DETAILS REGARDING THOSE FEATURES.

Payments must begin under the selected annuity income option no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an annuity income option.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expense is 1.25% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


                                       18



WITHDRAWAL CHARGES

We apply a withdrawal charge against each Purchase Payment you contribute to the Contract if you seek withdrawal of that payment prior to the end of a specified period.

If applicable, the withdrawal charge equals a percentage of the Purchase Payment you take out of the Contract. The withdrawal charge percentage may decline over time for each Purchase Payment in the Contract. The applicable withdrawal charge schedule will appear on your Contract Data Page.


SEPARATED FROM SERVICE AT CONTRACT ISSUE
(SCHEDULE A)


YEARS SINCE PURCHASE
PAYMENT RECEIPT           1      2      3      4      5     6
 WITHDRAWAL CHARGE      6%     6%     5%     5%     4%     0%

EMPLOYED AT CONTRACT ISSUE
(SCHEDULE B)


YEARS SINCE PURCHASE
PAYMENT RECEIPT           1      2      3      4      5      6     7
 WITHDRAWAL CHARGE      6%     6%     5%     5%     4%     4%     0%

You may obtain information as to the withdrawal charge applicable to your Contract by contacting your Plan Sponsor, Employer, financial representative or by consulting your Contract Data page.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your Contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your Contract. If you withdraw all of your Contract value, we deduct any applicable withdrawal charge from the amount withdrawn.

We calculate charges due on a total withdrawal as of the day after we receive your request and your Contract. We return your Contract value less any applicable fees and charges. You will not receive the benefit of any available and prior free withdrawal amounts (applicable only to those subject to withdrawal charge Schedule A) if you make a complete withdrawal of your Contract.

Both the insurance charges and the withdrawal charges may vary by Plan and/or group Contract based on certain objective factors. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED BELOW.


EXCEPTIONS TO WITHDRAWAL CHARGE

A withdrawal charge is not applicable to withdrawals requested in the following situations:

     o Annuitization (except if under the Income Protector Program), PLEASE SEE ANNUITY INCOME OPTIONS BELOW;

     o     Death Benefits, PLEASE SEE DEATH BENEFIT ABOVE;

     o     After your 10th Contract anniversary;

     o If you are subject to withdrawal charge Schedule A, 15% of your Purchase Payments each Contract year;

     o     Disability occurring after Contract issue;

     o     Hardship occurring after Contract issue;

     o     After separation from service occurring after Contract issue;

     o loans in accordance with the requirements of ERISA and/or the IRC, the Plan and the Contract; or

     o to avoid Federal Income Tax penalties or satisfy income tax rules applicable to the Contract from which the withdrawal is made.

Additionally, upon conversion to an IRA from an existing Polaris Plus 403(b) Contract, IRA Contractholders will receive credit for time served in their prior Polaris Plus TSA variable annuity investment. This means we will carry over the 403(b) Purchase Payment history with respect to any potential withdrawal charges under the IRA.

Withdrawals made prior to age 59 1/2 may result in tax penalties. Please see TAXES below.


INCOME PROTECTOR PROGRAM FEE

We charge a fee for the Income Protector program, as follows:


                           ANNUAL FEE AS A % OF YOUR
         OPTION               INCOME BENEFIT BASE
 Income Protector Plus                        0.15%
 Income Protector Max                         0.30%

Since the Income Benefit Base is only a calculation and does not provide a Contract value, we deduct the fee from your actual Contract value beginning on the Contract anniversary on which your enrollment in the program becomes effective. If you elect to participate in the Income Protector program at Contract issue, we begin deducting the annual fee for the Plus or Max option when your participation becomes effective. If you elect to participate in the Income Protector program after Contract issue, we begin deducting the annual fee on the Contract anniversary following election of the Income Protector program. We will deduct this charge from your Contract value on every Contract anniversary up to and including your Income Benefit Date. PLEASE SEE OPTIONAL INCOME PROTECTOR PROGRAM BELOW.


                                       19



UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES


Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.


There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


TRANSFER FEE

We currently permit an unlimited number of transfers between investment options, every year. We reserve the right to limit the number of transfers to 15 per year, in the future, for both new and existing Contractholders. If we do impose such a limit you will be charged $25 for each transfer over that limit. PLEASE SEE INVESTMENT OPTIONS ABOVE.


PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A
PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.


COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.25% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually for the life of the contract.


The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling


                                       20



firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2014 in the Statement of Additional Information which is available upon request.


NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.


We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.


Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE


We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive two kinds of payments described below.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment adviser realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.


OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

                                       21

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             ANNUITY INCOME OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ANNUITY DATE


During the Income Phase, we use the money accumulated in your Contract to make regular annuity income payments to you. You may switch to the Income Phase any time. You must provide us with a written request of the date you want annuity income payments to begin and send your request to the Annuity Service Center. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date by sending a written request to the Annuity Service Center, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Once you begin receiving annuity income payments, you cannot change your annuity income option. Except as indicated under Option 5, once you begin receiving annuity income payments, you cannot otherwise access your money through withdrawal or surrender.

Generally, for Qualified Contracts, the Annuity Date may be any day after you reach age 59 1/2 but not later than your 75th birthday. However, you may be required to begin taking required minimum distributions by April 1 following the later of, the year in which you turn age 70 1/2 or the calendar year in which you retire. PLEASE SEE TAXES BELOW.

As to TSAs and IRAs, an annuity income payment is generally considered a withdrawal. Therefore, IRC withdrawal restrictions may limit the time at which annuity income payments may begin. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

Annuity income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your annuity income payments will begin on the Latest Annuity Date. If the Annuity Date is past your 85th birthday, your Contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.


ANNUITY INCOME OPTIONS

Currently, this Contract offers five standard annuity income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments will be made in accordance with Option 4 for a period of 10 years. For annuity income payments selected for joint lives, we pay according to Option 3 for a period of 10 years.

We base our calculation of annuity income payments on the life of the Annuitant and the annuity rates set forth in your Contract. Under a TSA you, as the Participant, are always the Annuitant. Under an IRA you, as the contract owner, must always be the Annuitant. UNDER CERTAIN QUALIFIED CONTRACTS THE ANNUITY INCOME OPTION YOU SELECT MAY NOT EXCEED YOUR LIFE EXPECTANCY.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10, 15 OR 20 YEARS
GUARANTEED

This option is similar to Option 1 above with an additional guarantee of payments for at least 10, 15 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.


                                       22



Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, is based on the guaranteed minimum interest rate specified in your contract and will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.


OPTIONAL INCOME PROTECTOR PROGRAM

If elected, this program provides a future "safety net" in the event that, when you choose to begin receiving annuity income payments, your contract has not performed within a historically anticipated range. The Income Protector program offers you the ability to receive a guaranteed fixed minimum retirement annuity income upon annuitization. With the Income Protector program you know the level of minimum annuity income that will be available to you if, when you chose to begin the income phase of your Contract, down markets have negatively impacted your contract value. We reserve the right to modify, suspend or terminate the Income Protector program at any time.

The Income Protector program provides two levels of minimum retirement annuity income. The two available options are the Income Protector Plus and Income Protector Max. If you enroll in the Income Protector program, we charge a fee based on the level of protection you select. The amount of the fee and how to enroll are described below. In order to utilize the benefit of the program you must follow the provisions discussed below.

Certain IRC restrictions on annuity income options available to Qualified retirement investors may have an impact on your ability to benefit from this feature. Qualified investors should read NOTE TO QUALIFIED CONTRACTHOLDERS below.


HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED ANNUITY INCOME

We base the amount of minimum annuity income available to you if you take annuity income payments using the Income Protector program upon a calculation we call the Income Benefit Base. At the time your enrollment in the Income Protector program becomes effective, your Income Benefit Base is equal to your contract value. Your participation becomes effective on either the date of issue of


                                       23



the Contract (if elected at the time of application) or on the contract anniversary following your enrollment in the program.

The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your Contract. The exact Income Benefit Base calculation is equal to (a) plus (b) minus (c) where:

    (a)        is,

           o for the first year of calculation, your contract value on the date your participation in the program became effective, or;

           o for each subsequent year of calculation, the Income Benefit Base on the prior contract anniversary, and;

    (b) is the sum of all Purchase Payments made into the Contract since the last contract anniversary, and;

    (c) is all withdrawals and applicable fees and charges since the last contract anniversary in an amount proportionate to the amount by which such withdrawals decreased your contract value.

The Income Benefit Base accumulates at one of the following annual growth rates from the date your enrollment becomes effective through your election to begin receiving annuity income under the program:


          OPTIONS              GROWTH RATE*
 The Income Protector Plus           3.25%
 The Income Protector Max            5.25%

       * If you elect the Plus or Max feature on a subsequent anniversary, the growth rates may be different.

The growth rates for the Plus or Max features cease on the contract anniversary following the Annuitant's 90th birthday.


ENROLLING IN THE INCOME PROTECTOR PROGRAM

If you decide that you want the protection offered by the Income Protector program, you must elect the option of your choice by completing the Income Protector Election Form available through our Annuity Service Center. You may only elect one of the options, you can not change your election once made, and you can not terminate your enrollment. In order to obtain the benefit of the Income Protector program you may not begin the Income Phase for at least seven years following your enrollment.


STEP-UP OF YOUR INCOME BENEFIT BASE

You may also have the opportunity to "Step-Up" your Income Benefit Base. The Step-Up feature allows you to increase your Income Benefit Base to the amount of your contract value on your contract anniversary. You can only elect to Step-Up within the 30 days before the next Contract anniversary. The seven year waiting period required prior to electing annuity income payments through the Income Protector program is restarted if you step-up your Income Benefit Base.

You must complete the appropriate portion of the Income Protector Election Form to effect a Step-Up.


ELECTING TO RECEIVE ANNUITY INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector Program only within the 30 days after the seventh or later contract anniversary following the later of,

     o the effective date of your enrollment in the Income Protector program, or

     o     the contract anniversary of your most recent Step-Up.

The contract anniversary prior to your election to begin receiving annuity income payments is your Income Benefit Date. This is the date as of which we calculate your Income Benefit Base to use in determining your guaranteed minimum fixed retirement annuity income. To arrive at the minimum guaranteed fixed retirement annuity income available to you, we apply the annuity rates stated in your Income Protector Endorsement for the annuity income option you select to your final Income Benefit Base.

You then choose if you would like to receive that annuity income annually, quarterly or monthly for the time guaranteed under your selected annuity income option. Your final Income Benefit Base is equal to (a) minus (b) where:

    (a)        is your Income Benefit Base as your Income Benefit Date, and;

    (b) is any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract at the Income Benefit Date, and any applicable premium taxes.

The annuity income options available when using the Income Protector program to receive your retirement annuity income are:

     o     Life Annuity with 10 Year Period Certain; or

     o     Joint and 100% Survivor Annuity with 20 Year Period Certain

At the time you elect to begin the Income Phase, we will calculate your annual annuity income using both your final Income Benefit Base and your contract value. We will use the same annuity income option for each calculation, however, the annuity factors used to calculate your annuity income under the Income Protector program will be different. You will receive whichever provides a greater stream of annuity income. If you take annuity income payments using the Income Protector program, your annuity income payments will be fixed in amount. You are not


                                       24



required to use the Income Protector program to receive your annuity income payments. The general provisions of your Contract provide other annuity income options. However, we will not refund fees paid for the Income Protector program if you begin taking annuity income payments under the general provisions of your Contract. YOU MAY NEVER NEED TO RELY UPON THE INCOME PROTECTOR PROGRAM, IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


NOTE TO QUALIFIED CONTRACTHOLDERS

Qualified Contracts generally require that you select an annuity income option which does not exceed your life expectancy. That restriction may limit the benefit of the Income Protector program. To utilize the Income Protector program, you must take annuity income payments under one of two annuity income options. If those annuity income options exceed your life expectancy you may be prohibited from receiving your guaranteed fixed income under the Income Protector program. If you own a Qualified Contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit. You should consult your tax advisor for information concerning your particular circumstances.


FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

We charge a fee for the Income Protector program, as follows:


                             ANNUAL FEE AS A % OF
         OPTION            YOUR INCOME BENEFIT BASE
 Income Protector Plus                       0.15%
 Income Protector Max                        0.30%

Since the Income Benefit Base is only a calculation and does not provide a contract value, we deduct the fee from your actual contract value beginning on the contract anniversary on which your enrollment in the program becomes effective.

If you elect to participate in the Income Protector program at Contract issue, we begin deducting the annual fee for the Plus or Max option when your participation becomes effective. If you elect to participate in the Income Protector program at some time after Contract issue, we begin deducting the annual fee on the contract anniversary of or following election. We will deduct this charge from your contract value on every contract anniversary up to and including your Income Benefit Date.

After a Step-Up, the fee for the Income Protector Max or Plus will be based on your Stepped-Up Income Benefit Base, and will be deducted from your contract value beginning on the effective date of the step-up.

The Income Protector program may not be available in your state. Please consult your financial representative for information regarding availability. PLEASE SEE APPENDIX B
FOR AN EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
PROGRAM.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                     TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONTRACTS PROVIDE TAX-DEFERRED ACCUMULATION OVER TIME, BUT MAY BE SUBJECT TO CERTAIN FEDERAL INCOME AND EXCISE TAXES, MENTIONED BELOW. REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS. SECTION REFERENCES ARE TO THE INTERNAL REVENUE CODE ("IRC"). WE DO NOT ATTEMPT TO DESCRIBE ANY POTENTIAL ESTATE OR GIFT TAX, OR ANY APPLICABLE STATE, LOCAL OR FOREIGN TAX LAW OTHER THAN POSSIBLE PREMIUM TAXES MENTIONED UNDER "PREMIUM TAX CHARGE." DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLANS AND PROGRAMS ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.

If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.

Examples of qualified plans or arrangements are: traditional (pre-tax) IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans (including 401(k) plans), and governmental 457(b) deferred compensation plans. Typically, for employer


                                       25



plans and tax deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.


AGGREGATION OF CONTRACTS


Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.



TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o     distributions from IRAs for qualifying higher

                                       26




           education expenses or first home purchases, with certain limitations;


     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;


     o payments to certain individuals called up for active duty after September 11, 2001; and


     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2;
(2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the
IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract


                                       27



calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. Upon notification of your death, we will terminate the automatic required minimum distribution unless your Beneficiary instructs us otherwise. We reserve the right to change or discontinue this service at any time.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.



FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States



     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia



     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

     o     a person that meets the substantial presence test

     o     any other person that is not a foreign person.

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form, each of which is effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-8 or acceptable substitute form.


OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.



                                       28



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

--------------------------------------------------------------------------------
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                               OTHER INFORMATION
--------------------------------------------------------------------------------
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THE DISTRIBUTOR


AIG Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG Capital Services, Inc., an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("Merger"). Before the Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL is regulated for the benefit of policy owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also


                                       29



require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's operations.

AIG is a leading international insurance organization serving customers in more than 130 countries. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.


More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.



OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.

THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Annuity Account Seven was a separate account of SunAmerica Annuity, originally established under Arizona law on August 28, 1998. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Annuity Account Seven was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and


                                       30



liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

CONTRACTS ISSUED ON OR PRIOR TO DECEMBER 29, 2006 WERE ISSUED WITH A GUARANTEE (THE "GUARANTEE") BY AMERICAN HOME ASSURANCE COMPANY (THE "GUARANTOR"). PLEASE SEE APPENDIX C FOR MORE INFORMATION.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. If your contract is covered by the Guarantee, financial statements of the Guarantor are also provided in relation to its ability to meet its obligations under the Guarantee; please see Appendix C for more information.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS


The financial statements of the Company, Separate Account and Guarantor, if applicable, are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.


We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.



CYBER SECURITY

The Company is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, the Company is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential contract owner information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the Underlying Funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential contract owner or business information, impede order processing, subject us and/or our service providers and intermediaries to



                                       31




regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.



LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries.


As of April 30, 2015, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, American Home, if your contract is covered by the Guarantee, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       32

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                                               FISCAL YEAR    FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                  ENDED          ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                              4/30/05        4/30/06       4/30/07       4/30/08       4/30/09
=========================================== ================ ============= ============= ============= =============
AGGRESSIVE GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV............................. (a)$12.923        $    14.167   $    17.412   $    19.606   $    15.857
                                            (b)$5.063         $     5.573   $     6.877   $     7.774   $     6.313
 Ending AUV................................ (a)$14.167        $    17.412   $    19.606   $    15.857   $     8.598
                                            (b)$5.573         $     6.877   $     7.774   $     6.313   $     3.437
 Ending Number of AUs...................... (a)693,354            535,535       437,327       363,501       300,673
                                            (b)22                      12            12            12            12

--------------------------------------------
ASSET ALLOCATION - AST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 9/19/05)
 Beginning AUV............................. (a)$20.967        $    22.195   $    24.400   $    26.984   $    26.899
                                            (b)N/A            $    13.223   $    13.939   $    15.437   $    15.390
 Ending AUV................................ (a)$22.195        $    24.400   $    26.984   $    26.899   $    20.967
                                            (b)N/A            $    13.939   $    15.437   $    15.390   $    12.003
 Ending Number of AUs...................... (a)566,460            480,138       417,975       364,188       290,132
                                            (b)                         7            22            22            22

--------------------------------------------
BALANCED - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV............................. (a)$14.239        $    14.670   $    15.657   $    17.453   $    16.708
                                            (b)$7.091         $     7.335   $     7.860   $     8.796   $     8.454
 Ending AUV................................ (a)$14.670        $    15.657   $    17.453   $    16.708   $    12.818
                                            (b)$7.335         $     7.860   $     8.796   $     8.454   $     6.512
 Ending Number of AUs...................... (a)2,949,416        2,192,601     1,710,123     1,424,818     1,080,942
                                            (b)630                    630           630           524           524

--------------------------------------------
CAPITAL APPRECIATION - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV............................. (a)$34.031        $    34.158   $    43.027   $    47.003   $    50.969
                                            (b)$7.899         $     7.960   $    10.067   $    11.041   $    12.021
 Ending AUV................................ (a)$34.158        $    43.027   $    47.003   $    50.969   $    33.199
                                            (b)$7.960         $    10.067   $    11.041   $    12.021   $     7.861
 Ending Number of AUs...................... (a)718,778            552,955       457,173       398,515       320,932
                                            (b)1,009                1,009         1,009           926           926

--------------------------------------------
CASH MANAGEMENT - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 1/26/01)
 Beginning AUV............................. (a)$13.080        $    13.092   $    13.373   $    13.858   $    14.162
                                            (b)$10.505        $    10.557   $    10.827   $    11.265   $    11.558
 Ending AUV................................ (a)$13.092        $    13.373   $    13.858   $    14.162   $    14.073
                                            (b)$10.557        $    10.827   $    11.265   $    11.558   $    11.531
 Ending Number of AUs...................... (a)1,115,235          734,314       728,402       700,672       539,768
                                            (b)3,497                    0            30            30            30

--------------------------------------------
CORPORATE BOND - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 4/6/01)
 Beginning AUV............................. (a)$16.594        $    17.235   $    17.476   $    18.754   $    19.340
                                            (b)N/A            $    12.777   $    13.007   $    14.014   $    14.510
 Ending AUV................................ (a)$17.235        $    17.476   $    18.754   $    19.340   $    18.660
                                            (b)N/A            $    13.007   $    14.014   $    14.510   $    14.056
 Ending Number of AUs...................... (a)500,897            368,666       299,842       264,197       212,736
                                            (b)N/A                      0             0             0             0

--------------------------------------------
DAVIS VENTURE VALUE - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV............................. (a)$29.081        $    31.579   $    36.641   $    41.733   $    40.096
                                            (b)$10.294        $    11.223   $    13.074   $    14.951   $    14.422
 Ending AUV................................ (a)$31.579        $    36.641   $    41.733   $    40.096   $    25.481
                                            (b)$11.223        $    13.074   $    14.951   $    14.422   $     9.202
 Ending Number of AUs...................... (a)736,735            611,559       640,930       513,330       410,122
                                            (b)1,204                1,168         1,168           952           952

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/15/04)
 Beginning AUV............................. (a)$10.912        $    11.108   $    11.749   $    13.680   $    12.748
                                            (b)$11.804        $    12.064   $    12.811   $    14.977   $    14.024
 Ending AUV................................ (a)$11.108        $    11.749   $    13.680   $    12.748   $     8.704
                                            (b)$12.064        $    12.811   $    14.977   $    14.024   $     9.642
 Ending Number of AUs...................... (a)496,507            377,380       301,715       247,179       204,780
                                            (b)8                        4             4             4             4

--------------------------------------------



                                             FISCAL YEAR   8 MONTHS   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                ENDED        ENDED       ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                            4/30/10     12/31/10     12/31/11      12/31/12      12/31/13     12/31/14
=========================================== ============= ========== ============= ============= ============= ============
AGGRESSIVE GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV.............................    $  8.598   $12.762       $ 13.714      $ 13.275      $ 15.237     $ 21.510
                                               $  3.437   $ 5.122       $  5.518      $  5.363      $  6.180     $  8.760
 Ending AUV................................    $ 12.762   $13.714       $ 13.275      $ 15.237      $ 21.510     $ 21.360
                                               $  5.122   $ 5.518       $  5.363      $  6.180      $  8.760     $  8.734
 Ending Number of AUs......................     277,689   263,970        240,000       212,053       195,378      177,420
                                                     12        12             12            12             0            0

--------------------------------------------
ASSET ALLOCATION - AST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 9/19/05)
 Beginning AUV.............................    $ 20.967   $26.771       $ 28.566      $ 28.473      $ 31.477     $ 36.647
                                               $ 12.003   $15.343       $ 16.414      $ 16.420      $ 18.218     $ 21.295
 Ending AUV................................    $ 26.771   $28.566       $ 28.473      $ 31.477      $ 36.647     $ 38.892
                                               $ 15.343   $16.414       $ 16.420      $ 18.218      $ 21.295     $ 22.690
 Ending Number of AUs......................     256,963   240,440        212,131       179,463       154,442      135,957
                                                     22        22             22            22             0            0

--------------------------------------------
BALANCED - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV.............................    $ 12.818   $16.415       $ 17.264      $ 17.438      $ 19.482     $ 22.989
                                               $  6.512   $ 8.373       $  8.830      $  8.954      $ 10.044     $ 11.900
 Ending AUV................................    $ 16.415   $17.264       $ 17.438      $ 19.482      $ 22.989     $ 25.301
                                               $  8.373   $ 8.830       $  8.954      $ 10.044      $ 11.900     $ 13.149
 Ending Number of AUs......................     961,958   878,526        760,988       693,200       612,084      531,359
                                                    524       524            524           524            72           72

--------------------------------------------
CAPITAL APPRECIATION - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV.............................    $ 33.199   $47.916       $ 54.119      $ 49.680      $ 60.786     $ 81.537
                                               $  7.861   $11.392       $ 12.901      $ 11.890      $ 14.607     $ 19.672
 Ending AUV................................    $ 47.916   $54.119       $ 49.680      $ 60.786      $ 81.537     $ 92.797
                                               $ 11.392   $12.901       $ 11.890      $ 14.607      $ 19.672     $ 22.478
 Ending Number of AUs......................     289,313   270,056        244,867       209,288       184,321      163,503
                                                    926       926            926           450             0            0

--------------------------------------------
CASH MANAGEMENT - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 1/26/01)
 Beginning AUV.............................    $ 14.073   $13.888       $ 13.750      $ 13.542      $ 13.341     $ 13.141
                                               $ 11.531   $11.425       $ 11.342      $ 11.215      $ 11.093     $ 10.971
 Ending AUV................................    $ 13.888   $13.750       $ 13.542      $ 13.341      $ 13.141     $ 12.942
                                               $ 11.425   $11.342       $ 11.215      $ 11.093      $ 10.971     $ 10.848
 Ending Number of AUs......................     416,237   367,410        336,087       297,144       241,694      213,866
                                                     30        30             30            30             0            0

--------------------------------------------
CORPORATE BOND - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 4/6/01)
 Beginning AUV.............................    $ 18.660   $23.636       $ 24.669      $ 25.925      $ 28.525     $ 28.566
                                               $ 14.056   $17.877       $ 18.707      $ 19.739      $ 21.805     $ 22.402
 Ending AUV................................    $ 23.636   $24.669       $ 25.925      $ 28.525      $ 28.566     $ 29.848
                                               $ 17.877   $18.707       $ 19.739      $ 21.805      $ 22.402     $ 23.000
 Ending Number of AUs......................     201,210   194,282        169,566       152,274       139,847      121,689
                                                      0         0              0             0             0            0

--------------------------------------------
DAVIS VENTURE VALUE - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV.............................    $ 25.481   $34.970       $ 37.103      $ 35.092      $ 39.062     $ 51.570
                                               $  9.202   $12.680       $ 13.489      $ 12.809      $ 14.316     $ 18.975
 Ending AUV................................    $ 34.970   $37.103       $ 35.092      $ 39.062      $ 51.570     $ 54.362
                                               $ 12.680   $13.489       $ 12.809      $ 14.316      $ 18.975     $ 20.083
 Ending Number of AUs......................     370,936   341,410        291,549       245,322       212,496      182,733
                                                    952       952            952           560           331          331

--------------------------------------------
"DOGS" OF WALL STREET - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/15/04)
 Beginning AUV.............................    $  8.704   $11.924       $ 12.809      $ 14.255      $ 16.023     $ 21.620
                                               $  9.642   $13.303       $ 14.366      $ 16.097      $ 18.238     $ 24.738
 Ending AUV................................    $ 11.924   $12.809       $ 14.255      $ 16.023      $ 21.620     $ 23.647
                                               $ 13.303   $14.366       $ 16.097      $ 18.238      $ 24.738     $ 27.166
 Ending Number of AUs......................     177,753   165,676        158,911       133,131       119,163      109,163
                                                      4         4              4             4             0            0

--------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Units
        (a)        Reflecting 1.25% Separate Account expenses.
        (b)        Reflecting 0.85% Separate Account expenses.
        Effective December 31, 2010, the Separate Account has changed its fiscal year end from April 30 to December 31.


                                      A-1



                                                    FISCAL YEAR    FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                       ENDED          ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                   4/30/05        4/30/06       4/30/07       4/30/08       4/30/09
================================================ ================ ============= ============= ============= =============
EMERGING MARKETS - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 10/24/00)
 Beginning AUV.................................. (a)$9.107         $    11.202   $    18.302   $    21.277   $    25.638
                                                 (b)N/A            $    15.408   $    25.275   $    29.501   $    35.690
 Ending AUV..................................... (a)$11.202        $    18.302   $    21.277   $    25.638   $    13.652
                                                 (b)N/A            $    25.275   $    29.501   $    35.690   $    19.081
 Ending Number of AUs........................... (a)544,013            595,058       466,456       439,706       364,153
                                                 (b)N/A                      0             0             0             0

-------------------------------------------------
EQUITY INDEX - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
 Beginning AUV.................................. (a)$8.190         $     8.555   $     9.708   $    10.984   $    10.293
                                                 (b)N/A            $     7.831   $     8.921   $    10.134   $     9.536
 Ending AUV..................................... (a)$8.555         $     9.708   $    10.984   $    10.293   $     6.560
                                                 (b)N/A            $     8.921   $    10.134   $     9.536   $     6.101
 Ending Number of AUs........................... (a)4,114,983        3,059,876     2,345,019     1,882,083     1,426,489
                                                 (b)N/A                      0             0             0             0

-------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) N/A)
 Beginning AUV.................................. (a)$16.286        $    17.263   $    19.241   $    21.474   $    19.756
                                                 (b)N/A            $         0   $         0   $         0   $         0
 Ending AUV..................................... (a)$17.263        $    19.241   $    21.474   $    19.756   $    13.388
                                                 (b)N/A            $         0   $         0   $         0   $         0
 Ending Number of AUs........................... (a)329,288            225,546       175,835       144,341       128,495
                                                 (b)N/A                      0             0             0             0

-------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV.................................. (a)$16.767        $    16.392   $    19.012   $    19.834   $    21.141
                                                 (b)$5.835         $     5.728   $     6.668   $     6.982   $     7.464
 Ending AUV..................................... (a)$16.392        $    19.012   $    19.834   $    21.141   $    12.533
                                                 (b)$5.728         $     6.668   $     6.982   $     7.464   $     4.434
 Ending Number of AUs........................... (a)1,116,207          812,915       621,898       501,902       418,735
                                                 (b)174                    189           174           174           174

-------------------------------------------------
GLOBAL BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV.................................. (a)$16.975        $    17.683   $    18.119   $    18.629   $    21.158
                                                 (b)N/A            $    12.171   $    12.483   $    12.832   $    14.597
 Ending AUV..................................... (a)$17.683        $    18.119   $    18.629   $    21.158   $    20.179
                                                 (b)N/A            $    12.483   $    12.832   $    14.597   $    13.962
 Ending Number of AUs........................... (a)337,148            257,706       212,271       209,814       166,388
                                                 (b)N/A                     24            24            24            24

-------------------------------------------------
GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 12/11/00)
 Beginning AUV.................................. (a)$15.834        $    16.714   $    22.433   $    26.137   $    25.181
                                                 (b)$6.938         $     7.359   $     9.911   $    11.595   $    11.214
 Ending AUV..................................... (a)$16.714        $    22.433   $    26.137   $    25.181   $    14.680
                                                 (b)N/A            $     9.911   $    11.595   $    11.214   $     6.572
 Ending Number of AUs........................... (a)430,108            351,150       311,898       260,212       211,805
                                                 (b)N/A                      0             0             0             0

-------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 2/8/01)
 Beginning AUV.................................. (a)$16.804        $    17.353   $    17.180   $    18.078   $    18.940
                                                 (b)$12.280        $    12.732   $    12.656   $    13.371   $    14.064
 Ending AUV..................................... (a)$17.353        $    17.180   $    18.078   $    18.940   $    19.374
                                                 (b)$12.732        $    12.656   $    13.371   $    14.064   $    14.444
 Ending Number of AUs........................... (a)1,995,979        1,474,874     1,180,632     1,011,087       844,486
                                                 (b)132                    132           132            77            77

-------------------------------------------------
GROWTH - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV.................................. (a)$26.870        $    28.327   $    33.323   $    37.311   $    36.496
                                                 (b)$8.163         $     8.640   $    10.204   $    11.471   $    11.266
 Ending AUV..................................... (a)$28.327        $    33.323   $    37.311   $    36.496   $    23.277
                                                 (b)$8.640         $    10.204   $    11.471   $    11.266   $     7.214
 Ending Number of AUs........................... (a)606,500            475,482       388,417       352,337       292,549
                                                 (b)1,317                1,256         1,256           973           973

-------------------------------------------------



                                                  FISCAL YEAR     8 MONTHS    FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                     ENDED         ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                 4/30/10       12/31/10      12/31/11      12/31/12      12/31/13
================================================ ============= ============= ============= ============= =============
EMERGING MARKETS - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 10/24/00)
 Beginning AUV..................................  $    13.652   $    20.801   $    23.996     $ 17.516      $ 20.541
                                                  $    19.081   $    29.190   $    33.762     $ 24.744      $ 29.134
 Ending AUV.....................................  $    20.801   $    23.996   $    17.516     $ 20.541      $ 19.600
                                                  $    29.190   $    33.762   $    24.744     $ 29.134      $ 29.533
 Ending Number of AUs...........................      341,570       300,171       244,751      209,847       167,728
                                                            0             0             0            0             0

-------------------------------------------------
EQUITY INDEX - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
 Beginning AUV..................................  $     6.560   $     8.950   $     9.513     $  9.542      $ 10.841
                                                  $     6.101   $     8.359   $     8.907     $  8.970      $ 10.233
 Ending AUV.....................................  $     8.950   $     9.513   $     9.542     $ 10.841      $ 14.070
                                                  $     8.359   $     8.907   $     8.970     $ 10.233      $ 11.728
 Ending Number of AUs...........................    1,249,940     1,144,865     1,008,160      870,415       784,852
                                                            0             0             0            0             0

-------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) N/A)
 Beginning AUV..................................  $    13.388   $    17.713   $    19.296     $ 19.036      $ 21.967
                                                  $         0   $         0   $         0     $      0      $      0
 Ending AUV.....................................  $    17.713   $    19.296   $    19.036     $ 21.967      $ 28.469
                                                  $         0   $         0   $         0     $      0      $ 16.626
 Ending Number of AUs...........................      120,947       105,232        91,230       71,673        62,750
                                                            0             0             0            0             0

-------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV..................................  $    12.533   $    16.754   $    18.671     $ 17.429      $ 19.994
                                                  $     4.434   $     5.942   $     6.644     $  6.235      $  7.188
 Ending AUV.....................................  $    16.754   $    18.671   $    17.429     $ 19.994      $ 27.065
                                                  $     5.942   $     6.644   $     6.235     $  7.188      $  9.768
 Ending Number of AUs...........................      384,500       354,187       308,274      276,634       241,886
                                                           87            87            87            0             0

-------------------------------------------------
GLOBAL BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV..................................  $    20.179   $    22.354   $    23.524     $ 24.568      $ 25.205
                                                  $    13.962   $    15.504   $    16.349     $ 17.137      $ 17.671
 Ending AUV.....................................  $    22.354   $    23.524   $    24.568     $ 25.205      $ 24.011
                                                  $    15.504   $    16.349   $    17.137     $ 17.671      $ 16.910
 Ending Number of AUs...........................      152,370       138,773       121,501      106,063        92,384
                                                           24            24            24           24             0

-------------------------------------------------
GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 12/11/00)
 Beginning AUV..................................  $    14.680   $    20.153   $    21.893     $ 19.376      $ 22.367
                                                  $     6.572   $     9.078   $     9.912     $  8.832      $ 10.270
 Ending AUV.....................................  $    20.153   $    21.893   $    19.376     $ 22.367      $ 27.876
                                                  $     9.078   $     9.912   $     8.832     $ 10.270      $ 11.448
 Ending Number of AUs...........................      192,113       174,547       150,187      134,335       121,511
                                                            0             0             0            0             0

-------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 2/8/01)
 Beginning AUV..................................  $    19.374   $    20.257   $    20.586     $ 21.772      $ 22.316
                                                  $    14.444   $    15.164   $    15.451     $ 16.406      $ 16.884
 Ending AUV.....................................  $    20.257   $    20.586   $    21.772     $ 22.316      $ 21.579
                                                  $    15.164   $    15.451   $    16.406     $ 16.884      $ 16.392
 Ending Number of AUs...........................      712,133       631,123       538,912      465,006       402,086
                                                           77            77            77            0             0

-------------------------------------------------
GROWTH - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV..................................  $    23.277   $    32.634   $    34.568     $ 32.004      $ 36.020
                                                  $     7.214   $    10.154   $    10.785     $ 10.025      $ 11.328
 Ending AUV.....................................  $    32.634   $    34.568   $    32.004     $ 36.020      $ 48.088
                                                  $    10.154   $    10.785   $    10.025     $ 11.328      $ 15.184
 Ending Number of AUs...........................      258,931       230,496       191,187      166,297       141,902
                                                          973           973           973          973           372

-------------------------------------------------



                                                  FISCAL YEAR
                                                     ENDED
VARIABLE PORTFOLIOS                                 12/31/14
================================================ =============
EMERGING MARKETS - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 10/24/00)
 Beginning AUV..................................    $ 19.600
                                                    $ 29.533
 Ending AUV.....................................    $ 18.217
                                                    $ 26.045
 Ending Number of AUs...........................     145,632
                                                           0

-------------------------------------------------
EQUITY INDEX - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
 Beginning AUV..................................    $ 14.070
                                                    $ 11.728
 Ending AUV.....................................    $ 15.713
                                                    $ 14.950
 Ending Number of AUs...........................     687,292
                                                           0

-------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) N/A)
 Beginning AUV..................................    $ 28.469
                                                    $ 16.626
 Ending AUV.....................................    $ 31.051
                                                    $ 21.074
 Ending Number of AUs...........................      55,128
                                                           0

-------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV..................................    $ 27.065
                                                    $  9.768
 Ending AUV.....................................    $ 28.758
                                                    $ 10.420
 Ending Number of AUs...........................     207,795
                                                           0

-------------------------------------------------
GLOBAL BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV..................................    $ 24.011
                                                    $ 16.910
 Ending AUV.....................................    $ 23.632
                                                    $ 16.711
 Ending Number of AUs...........................      80,958
                                                           0

-------------------------------------------------
GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 12/11/00)
 Beginning AUV..................................    $ 27.876
                                                    $ 11.448
 Ending AUV.....................................    $ 28.684
                                                    $ 13.292
 Ending Number of AUs...........................     104,475
                                                           0

-------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 2/8/01)
 Beginning AUV..................................    $ 21.579
                                                    $ 16.392
 Ending AUV.....................................    $ 22.412
                                                    $ 17.092
 Ending Number of AUs...........................     332,843
                                                           0

-------------------------------------------------
GROWTH - AST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV..................................    $ 48.088
                                                    $ 15.184
 Ending AUV.....................................    $ 51.028
                                                    $ 16.177
 Ending Number of AUs...........................     131,611
                                                         372

-------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Units
        (a)        Reflecting 1.25% Separate Account expenses.
        (b)        Reflecting 0.85% Separate Account expenses.
        Effective December 31, 2010, the Separate Account has changed its fiscal year end from April 30 to December 31.


                                      A-2



                                                            FISCAL YEAR    FISCAL YEAR   FISCAL YEAR
                                                               ENDED          ENDED         ENDED
VARIABLE PORTFOLIOS                                           4/30/05        4/30/06       4/30/07
======================================================== ================ ============= =============
GROWTH & INCOME - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV.......................................... (a)$26.313        $    26.725   $    31.224
                                                         (b)$7.659         $     7.809   $     9.160
 Ending AUV............................................. (a)$26.725        $    31.224   $    33.998
                                                         (b)$7.809         $     9.160   $    10.014
 Ending Number of AUs................................... (a)1,686,135        1,259,880       972,775
                                                         (b)262                    190           190

---------------------------------------------------------
HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
 Beginning AUV.......................................... (a)$15.445        $    17.310   $    19.922
                                                         (b)N/A            $    12.453   $    14.361
 Ending AUV............................................. (a)$17.310        $    19.922   $    22.094
                                                         (b)N/A            $    14.361   $    15.950
 Ending Number of AUs................................... (a)272,262            201,721       188,501
                                                         (b)N/A                     22            21

---------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/4/04)
 Beginning AUV.......................................... (a)$9.425         $    10.452   $    13.929
                                                         (b)$10.295        $    11.072   $    14.799
 Ending AUV............................................. (a)$10.452        $    13.929   $    16.019
                                                         (b)$11.072        $    14.799   $    17.080
 Ending Number of AUs................................... (a)341,679            317,227       276,894
                                                         (b)44                      44            44

---------------------------------------------------------
INTERNATIONAL GROWTH & INCOME - SAST Class 1 Shares
(Inception Date - (a) 3/24/99 (b) 10/24/00)
 Beginning AUV.......................................... (a)$11.670        $    13.105   $    17.683
                                                         (b)$8.153         $     9.192   $    12.453
 Ending AUV............................................. (a)$13.105        $    17.683   $    20.692
                                                         (b)$9.192         $    12.453   $    14.630
 Ending Number of AUs................................... (a)551,102            501,721       496,563
                                                         (b)750                    722           712

---------------------------------------------------------
REAL ESTATE - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) 10/24/00)
 Beginning AUV.......................................... (a)$15.878        $    20.848   $    26.911
                                                         (b)$16.353        $    21.570   $    27.913
 Ending AUV............................................. (a)$20.848        $    26.911   $    33.682
                                                         (b)$21.570        $    27.913   $    35.000
 Ending Number of AUs................................... (a)319,242            265,567       250,482
                                                         (b)8                       16            15

---------------------------------------------------------
SA AB GROWTH - SAST Class 1 Shares*
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV.......................................... (a)$26.836        $    27.116   $    34.464
                                                         (b)$5.349         $     5.426   $     6.924
 Ending AUV............................................. (a)$27.116        $    34.464   $    35.163
                                                         (b)$5.426         $     6.924   $     7.093
 Ending Number of AUs................................... (a)1,847,707        1,400,581     1,082,445
                                                         (b)2,006                1,916         1,916

---------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 1 Shares**
(Inception Date - (a) 3/31/99 (b) N/A)
 Beginning AUV.......................................... (a)$17.303        $    18.735   $    20.622
                                                         (b)N/A            $         0   $         0
 Ending AUV............................................. (a)$18.735        $    20.622   $    22.587
                                                         (b)N/A            $         0   $         0
 Ending Number of AUs................................... (a)94,361              78,790        69,724
                                                         (b)N/A                      0             0

---------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 2/8/01)
 Beginning AUV.......................................... (a)$17.750        $    20.462   $    27.190
                                                         (b)$12.453        $    14.413   $    19.229
 Ending AUV............................................. (a)$20.462        $    27.190   $    29.133
                                                         (b)$14.413        $    19.229   $    20.687
 Ending Number of AUs................................... (a)456,434            384,054       340,500
                                                         (b)427                    416           416

---------------------------------------------------------



                                                          FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   8 MONTHS   FISCAL YEAR
                                                             ENDED         ENDED         ENDED        ENDED       ENDED
VARIABLE PORTFOLIOS                                         4/30/08       4/30/09       4/30/10     12/31/10     12/31/11
======================================================== ============= ============= ============= ========== =============
GROWTH & INCOME - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV..........................................    $ 33.998      $ 32.221      $ 20.107   $26.314       $ 27.890
                                                            $ 10.014      $  9.529      $  5.964   $ 7.823       $  8.313
 Ending AUV.............................................    $ 32.221      $ 20.107      $ 26.314   $27.890       $ 29.841
                                                            $  9.529      $  5.964      $  7.823   $ 8.313       $  8.934
 Ending Number of AUs...................................     820,352       645,017       582,402   522,215        437,644
                                                                 190           190           150       150            150

---------------------------------------------------------
HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
 Beginning AUV..........................................    $ 22.094      $ 21.247      $ 15.780   $21.548       $ 22.924
                                                            $ 15.950      $ 15.363      $ 11.426   $15.625       $ 16.655
 Ending AUV.............................................    $ 21.247      $ 15.780      $ 21.548   $22.924       $ 23.608
                                                            $ 15.363      $ 11.426      $ 15.625   $16.655       $ 17.187
 Ending Number of AUs...................................     146,590       125,934       119,326   116,270        111,602
                                                                  21            21            21        21             21

---------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/4/04)
 Beginning AUV..........................................    $ 16.019      $ 16.414      $  9.452   $12.640       $ 13.851
                                                            $ 17.080      $ 17.547      $ 10.131   $13.610       $ 14.950
 Ending AUV.............................................    $ 16.414      $  9.452      $ 12.640   $13.851       $ 11.681
                                                            $ 17.547      $ 10.131      $ 13.610   $14.950       $ 12.625
 Ending Number of AUs...................................     263,148       218,854       199,036   179,552        151,511
                                                                  44            44            44        44             44

---------------------------------------------------------
INTERNATIONAL GROWTH & INCOME - SAST Class 1 Shares
(Inception Date - (a) 3/24/99 (b) 10/24/00)
 Beginning AUV..........................................    $ 20.692      $ 19.595      $ 10.112   $13.617       $ 14.572
                                                            $ 14.630      $ 13.910      $  7.207   $ 9.744       $ 10.455
 Ending AUV.............................................    $ 19.595      $ 10.112      $ 13.617   $14.572       $ 12.406
                                                            $ 13.910      $  7.207      $  9.744   $10.455       $  8.937
 Ending Number of AUs...................................     437,413       345,299       300,805   260,209        220,559
                                                                 712           712           712       712            712

---------------------------------------------------------
REAL ESTATE - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) 10/24/00)
 Beginning AUV..........................................    $ 33.682      $ 27.985      $ 14.083   $21.887       $ 22.932
                                                            $ 35.000      $ 29.088      $ 14.694   $22.894       $ 24.037
 Ending AUV.............................................    $ 27.985      $ 14.083      $ 21.887   $22.932       $ 24.492
                                                            $ 29.088      $ 14.694      $ 22.894   $24.037       $ 25.767
 Ending Number of AUs...................................     145,959       109,677        95,920    94,506         80,929
                                                                  15            15            15        15             15

---------------------------------------------------------
SA AB GROWTH - SAST Class 1 Shares*
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV..........................................    $ 35.163      $ 34.958      $ 23.916   $32.067       $ 34.008
                                                            $  7.093      $  7.080      $  4.863   $ 6.547       $  6.961
 Ending AUV.............................................    $ 34.958      $ 23.916      $ 32.067   $34.008       $ 32.813
                                                            $  7.080      $  4.863      $  6.547   $ 6.961       $  6.744
 Ending Number of AUs...................................     873,281       722,991       667,171   607,397        530,178
                                                               1,916         1,916         1,867     1,867          1,867

---------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 1 Shares**
(Inception Date - (a) 3/31/99 (b) N/A)
 Beginning AUV..........................................    $ 22.587      $ 22.972      $ 24.381   $26.760       $ 27.385
                                                            $      0      $      0      $      0   $     0       $      0
 Ending AUV.............................................    $ 22.972      $ 24.381      $ 26.760   $27.385       $ 28.767
                                                            $      0      $      0      $      0   $     0       $      0
 Ending Number of AUs...................................      60,654        72,809        75,127    84,900         80,320
                                                                   0             0             0         0              0

---------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 2/8/01)
 Beginning AUV..........................................    $ 29.133      $ 25.175      $ 17.076   $25.551       $ 27.296
                                                            $ 20.687      $ 17.949      $ 12.227   $18.364       $ 19.667
 Ending AUV.............................................    $ 25.175      $ 17.076      $ 25.551   $27.296       $ 26.087
                                                            $ 17.949      $ 12.227      $ 18.364   $19.667       $ 18.867
 Ending Number of AUs...................................     246,769       196,153       196,093   199,740        140,852
                                                                 362           362           362       362            362

---------------------------------------------------------



                                                          FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                             ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                         12/31/12      12/31/13      12/31/14
======================================================== ============= ============= =============
GROWTH & INCOME - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV..........................................    $ 29.841      $ 33.521      $ 43.618
                                                            $  8.934      $ 10.118      $ 13.230
 Ending AUV.............................................    $ 33.521      $ 43.618      $ 49.153
                                                            $ 10.118      $ 13.230      $ 14.969
 Ending Number of AUs...................................     390,527       344,335       303,407
                                                                 150            69            69

---------------------------------------------------------
HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 1/19/01)
 Beginning AUV..........................................    $ 23.608      $ 27.275      $ 29.067
                                                            $ 17.187      $ 19.971      $ 21.393
 Ending AUV.............................................    $ 27.275      $ 29.067      $ 28.949
                                                            $ 19.971      $ 21.393      $ 21.391
 Ending Number of AUs...................................     103,998        92,696        80,674
                                                                  21             0             0

---------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/4/04)
 Beginning AUV..........................................    $ 11.681      $ 13.537      $ 16.127
                                                            $ 12.625      $ 14.744      $ 17.645
 Ending AUV.............................................    $ 13.537      $ 16.127      $ 14.580
                                                            $ 14.744      $ 17.645      $ 16.016
 Ending Number of AUs...................................     124,717       111,206        98,129
                                                                  44             0             0

---------------------------------------------------------
INTERNATIONAL GROWTH & INCOME - SAST Class 1 Shares
(Inception Date - (a) 3/24/99 (b) 10/24/00)
 Beginning AUV..........................................    $ 12.406      $ 14.860      $ 17.910
                                                            $  8.937      $ 10.747      $ 13.005
 Ending AUV.............................................    $ 14.860      $ 17.910      $ 16.015
                                                            $ 10.747      $ 13.005      $ 11.677
 Ending Number of AUs...................................     191,547       162,087       140,803
                                                                 361           318           318

---------------------------------------------------------
REAL ESTATE - SAST Class 1 Shares
(Inception Date - (a) 3/31/99 (b) 10/24/00)
 Beginning AUV..........................................    $ 24.492      $ 28.356      $ 27.420
                                                            $ 25.767      $ 29.957      $ 29.078
 Ending AUV.............................................    $ 28.356      $ 27.420      $ 35.142
                                                            $ 29.957      $ 29.078      $ 37.416
 Ending Number of AUs...................................      70,623        62,124        53,952
                                                                  15             0             0

---------------------------------------------------------
SA AB GROWTH - SAST Class 1 Shares*
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV..........................................    $ 32.813      $ 37.783      $ 51.287
                                                            $  6.744      $  7.796      $ 10.626
 Ending AUV.............................................    $ 37.783      $ 51.287      $ 57.824
                                                            $  7.796      $ 10.626      $ 12.028
 Ending Number of AUs...................................     475,113       402,437       355,346
                                                               1,180           387           387

---------------------------------------------------------
SA JPMORGAN MFS CORE BOND - SAST Class 1 Shares**
(Inception Date - (a) 3/31/99 (b) N/A)
 Beginning AUV..........................................    $ 28.767      $ 30.476      $ 29.018
                                                            $      0      $      0      $ 23.265
 Ending AUV.............................................    $ 30.476      $ 29.018      $ 30.036
                                                            $      0      $ 23.265      $ 22.926
 Ending Number of AUs...................................      66,193        58,953        50,169
                                                                   0             0             0

---------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 1 Shares
(Inception Date - (a) 3/23/99 (b) 2/8/01)
 Beginning AUV..........................................    $ 26.087      $ 30.366      $ 40.598
                                                            $ 18.867      $ 22.043      $ 29.523
 Ending AUV.............................................    $ 30.366      $ 40.598      $ 40.102
                                                            $ 22.043      $ 29.523      $ 29.279
 Ending Number of AUs...................................     118,130       103,514        87,253
                                                                  13             0             0

---------------------------------------------------------



        AUV - Accumulation Unit Value

        AU - Accumulation Units
        (a)        Reflecting 1.25% Separate Account expenses.
        (b)        Reflecting 0.85% Separate Account expenses.
        Effective December 31, 2010, the Separate Account has changed its fiscal year end from April 30 to December 31.


        * On May 1, 2015, the Alliance Growth Portfolio was renamed SA AB Growth Portfolio.
        ** On January 16, 2015, the Total Return Bond Portfolio was renamed SA JPMorgan MFS Core Bond Portfolio.


                                      A-3



                                                           FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                              ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                          4/30/05       4/30/06       4/30/07
========================================================= ============= ============= =============
TELECOM UTILITY - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV........................................... (a)$10.157       $ 11.746      $ 12.980
                                                          (b)$7.375        $  8.589      $  9.555
 Ending AUV.............................................. (a)$11.746       $ 12.980      $ 16.747
                                                          (b)$8.589        $  9.555      $ 12.388
 Ending Number of AUs.................................... (a)276,507        208,914       175,767
                                                          (b)59                  20            52

----------------------------------------------------------



                                                           FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   8 MONTHS   FISCAL YEAR
                                                              ENDED         ENDED         ENDED        ENDED       ENDED
VARIABLE PORTFOLIOS                                          4/30/08       4/30/09       4/30/10     12/31/10     12/31/11
========================================================= ============= ============= ============= ========== =============
TELECOM UTILITY - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV...........................................    $ 16.747      $ 17.971      $ 11.181   $15.033       $16.747
                                                             $ 12.388      $ 13.321      $  8.318   $11.228       $12.549
 Ending AUV..............................................    $ 17.971      $ 11.181      $ 15.033   $16.747       $17.576
                                                             $ 13.321      $  8.318      $ 11.228   $12.549       $13.209
 Ending Number of AUs....................................     154,479       123,614       106,073   100,462        91,771
                                                                   52            52            52        52            52

----------------------------------------------------------



                                                           FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                              ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                          12/31/12      12/31/13      12/31/14
========================================================= ============= ============= =============
TELECOM UTILITY - SAST Class 1 Shares
(Inception Date - (a) 3/19/99 (b) 10/24/00)
 Beginning AUV...........................................    $17.576       $19.696       $23.338
                                                             $13.209       $14.924       $17.773
 Ending AUV..............................................    $19.696       $23.338       $25.926
                                                             $14.924       $17.773       $19.824
 Ending Number of AUs....................................     81,272        73,054        64,489
                                                                  52             0             0

----------------------------------------------------------



        AUV - Accumulation Unit Value
        AU - Accumulation Units
        (a)        Reflecting 1.25% Separate Account expenses.
        (b)        Reflecting 0.85% Separate Account expenses.
        Effective December 31, 2010, the Separate Account has changed its fiscal year end from April 30 to December 31.


                                      A-4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX B - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
                                    PROGRAM
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This table assumes a $100,000 initial investment in a Qualified contract with no additional premiums, no withdrawals, no step-ups, no premium taxes, current growth rates, and election of the optional Income Protector program at contract issue.



                               INCOME      ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING
                              PROTECTOR                CONTRACT ANNIVERSARIES:
IF AT ISSUE YOU ARE            OPTION      1 - 6       7         10         15         20
--------------------------   ----------   -------   -------   --------   --------   -------
    Male or Female                Plus    5,500     6,379     8,275      10,931     10,931
    Age 45*                        Max    6,290     7,728     11,035     16,044     16,044
--------------------------   ----------   -----     -----     ------     ------     ------
    Joint Spousal Owners          Plus    4,884     5,603     7,119      9,164      7,164
    Age 45**                       Max    5,586     6,788      9,493     13,451     13,451
--------------------------   ----------   -----     -----     ------     ------     ------


*     Life Annuity with 10-year Period Certain

**    Joint and 100% Survivor Annuity with 20-Year Period Certain

This table assumes a $100,000 initial investment in a Non-Qualified contract with no additional premiums, no withdrawals, no step-ups, no premium taxes, current growth rates, and election of the optional Income Protector program at contract issue.


                          INCOME      ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING
                         PROTECTOR                CONTRACT ANNIVERSARIES:
IF AT ISSUE YOU ARE       OPTION      1 - 6       7         10         15         20
---------------------   ----------   -------   -------   --------   --------   -------
    Male                     Plus    5,744     6,683     8,717      11,571     11,571
    Age 45*                   Max    6,569     8,096     11,624     16,982     16,982
---------------------   ----------   -----     -----     ------     ------     ------
    Female                   Plus    5,256     6,075     7,833      10,292     10,292
    Age 45*                   Max    6,011     7,360     10,446     15,106     15,106
---------------------   ----------   -----     -----     ------     ------     ------

*     Life Annuity with 10-year Period Certain

                                      B-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX C - THE GUARANTEE FOR CONTRACTS ISSUED PRIOR TO DECEMBER 29, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


GUARANTEE OF INSURANCE OBLIGATIONS


The Company's insurance policy obligations for individual and group contracts issued by SunAmerica Annuity prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor").

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

Guarantees for contracts and certificates issued prior to the Merger will continue after the Merger. As a result, the Merger of SunAmerica Annuity into AGL will not impact the insurance obligations under the Guarantee. PLEASE SEE THE COMPANY ABOVE FOR MORE DETAILS REGARDING THE MERGER.


American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home, an affiliate of the Company, is an indirect wholly owned subsidiary of American International Group, Inc.


                                      C-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



 PROSPECTUS PROVISION                    AVAILABILITY OR VARIATION                    ISSUE STATE
Free Look              If you reside in Arizona and are age 65 or older on your     Arizona
                         Contract Date, the Free Look period is 30 days
Free Look              If you reside in California and are age 60 or older on your  California
                         Contract Date, the Free Look period is 30 days.
Premium Tax            We deduct premium tax charges of 0.50% for Qualified         California
                         contracts and 2.35% for Non-Qualified contracts based
                       on contract value when you begin the Income Phase.
Premium Tax            We deduct premium tax charges of 2.0% for Non-Qualified      Maine
                         contracts based on total Purchase Payments when
                       you begin the Income Phase.
Premium Tax            We deduct premium tax charges of 3.5% for Non-Qualified      Nevada
                         contracts based on contract value when you begin
                       the Income Phase.
Premium Tax            For the first $500,000 in the contract, we deduct premium    South Dakota
                         tax charges of 1.25% for Non-Qualified contracts
                       based on total Purchase Payments when you begin the Income
                         Phase. For any amount in excess of $500,000 in
                       the contract, we deduct front-end premium tax charges of
                         0.08% for Non-Qualified contracts based on total
                       Purchase Payments when you begin the Income Phase.
Premium Tax            We deduct premium tax charges of 1.0% for Qualified          West Virginia
                         contracts and 1.0% for Non-Qualified contracts based on
                       contract value when you begin the Income Phase.
Premium Tax            We deduct premium tax charges of 1.0% for Non-Qualified      Wyoming
                         contracts based on total Purchase Payments when
                       you begin the Income Phase.
Transfer Privilege     Any transfer over the limit of 15 will incur a $25 fee.      Oregon
Transfer Privilege     Any transfer over the limit of 15 will incur a $10 fee.      Texas


                                      D-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  APPENDIX E - DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO NOVEMBER 24, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTION IF YOUR CONTRACT WAS ISSUED BEFORE NOVEMBER 24, 2003:


If you should die during the Accumulation Phase of your contract, We pay a death benefit to your Beneficiary.

The death benefit (unless limited by your Plan) is the greatest of:

  1. Total Purchase Payments minus total withdrawals and loans (and any fees and charges applicable to those withdrawals and/or loans) at the time We receive satisfactory proof of death; or

  2. Contract Value at the time We receive satisfactory proof of death and all required paperwork.

      We do not pay a death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments (or a portion thereof) in accordance with the income option you selected.


                                      E-1



        Please forward a copy (without charge) of the Polaris Plus Variable Annuity Statement of Additional
                                                  Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: American General Life Insurance Company, Annuity Service Center, P.O. Box 15570,
 Amarillo, Texas 79105-5570

                       STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT SEVEN



                         Polaris Plus Variable Annuity



This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated May 1, 2015 relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570


                                  May 1, 2015

                                TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----
Separate Account and the Company........................................     3

General Account.........................................................     4

Performance Data........................................................     5

Annuity Income Payments.................................................     7

Annuity Unit Values.....................................................     8

Taxes...................................................................    10

Broker-Dealer Firms Receiving Revenue Sharing Payments..................    22

Distribution of Contracts...............................................    23

Financial Statements....................................................    23

                        SEPARATE ACCOUNT AND THE COMPANY

     American General Life Insurance Company ("AGL" or the "Company") is a stock life insurance company organized under the laws of the State of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company's, and American International Group has no legal obligation to back those commitments.

     On December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), American General Assurance Company ("AGAC"), American General Life and Accident Insurance Company ("AGLA"), American General Life Insurance Company of Delaware ("AGLD"), SunAmerica Life Insurance Company ("SALIC") and Western National Life Insurance Company, ("WNL"), affiliates of American General Life Insurance Company, merged with and into American General Life Insurance Company ("Merger"). Prior to this date, the Polaris Plus contracts were issued by SunAmerica Annuity in all states except New York.

     Variable Annuity Account Seven ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of Anchor National. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company ("Company"). These were name changes only and did not affect the substance of any contract. Prior to December 31, 2012, the Separate Account was a separate account of SunAmerica Annuity. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, the Separate Account was transferred to and became a Separate Account of AGL under Texas law.

     The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

     The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).

                                 GENERAL ACCOUNT

        The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). Assets supporting amounts allocated to fixed investment options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

        The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA

     From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

     We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

     The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

     For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

        Performance data for the various Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

        Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

              Base Period Return = (EV-SV)/(SV)

        where:
              SV = value of one Accumulation Unit at the start of a 7 day period EV = value of one Accumulation Unit at the end of the 7 day period

     The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period.

     The current yield is then obtained by annualizing the Base Period Return:

              Current Yield = (Base Period Return) x (365/7)

     The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the Underlying Fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                          365/7
              Effective Yield = [(Base Period Return + 1)      - 1]

     The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the Underlying Fund and changes in interest rates on such investments.

     Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Portfolio's yield may become negative, which may result in a decline in the value of your investment.

OTHER PORTFOLIOS

     The Variable Portfolios of the Separate Account other than the Cash Management Portfolio also compute their performance data as "total return."

     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:


                      n
               P (1+T)  = ERV


where:         P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

     Total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted at the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance.

                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY PAYMENTS

        The initial annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

        The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

        For fixed annuity income payments, the amount of the second and each subsequent monthly annuity income payment is the same as that determined above for the first monthly annuity income payment.

        For variable annuity income payments, the amount of the second and each subsequent monthly annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each annuity income payment is due.

ANNUITY INCOME PAYMENTS UNDER THE INCOME PROTECTOR PROGRAM

        If contract holders elect to begin annuity income payments using the Income Protector feature, the income benefit base is determined as described in the prospectus. The initial annuity income payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

        The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. The amount of the second and each subsequent annuity income payment is the same as that determined above for the first monthly annuity income payment.

                              ANNUITY UNIT VALUES

        The value of an Annuity Unit is determined independently for each Portfolio. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Portfolio exceed 3.5%, variable annuity income payments derived from allocations to that Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for annuity income payments to increase (or not to decrease).

        The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity income payment will vary accordingly.

        For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

        The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

        The NIF for any Portfolio for a certain month is determined by dividing
(a) by (b) where:

        (a) is the Accumulation Unit value of the Portfolio determined as of the end of that month, and

        (b) is the Accumulation Unit value of the Portfolio determined as of the end of the preceding month.

        The NIF for a Portfolio for a given month is a measure of the net investment performance of the Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than
1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the Underlying Fund in which the Portfolio invests; it is also reduced by Separate Account asset charges.

        ILLUSTRATIVE EXAMPLE

        Assume that one share of a given Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                      NIF = ($11.46/$11.44)
                          = 1.00174825

        The change in Annuity Unit value for a Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity income payment tables are based. For example, if the net investment rate for a Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                         (1/12)
               1/[(1.035)      ] = 0.99713732

        In the example given above, if the Annuity Unit value for the Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

                        VARIABLE ANNUITY INCOME PAYMENTS

        ILLUSTRATIVE EXAMPLE

        Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity income payment date is $13.327695.

        P's first variable annuity income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable annuity income payment is determined by multiplying the factor of 4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

        First Annuity Income Payment = 4.92 x ($116,412.31/$1,000) = $572.75

        The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

        Annuity Units = $572.75/$13.256932 = 43.203812

        P's second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity income payment due date:

        Second Annuity Income Payment = 43.203812 x $13.327695 = $575.81

        The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

        Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Portfolio on the Annuity Date and thus reflects the investment performance of the Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Portfolio). The net investment performance of the Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.

                                      TAXES
                                      -----

GENERAL

Note: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

    -  after attaining age 591/2;

    -  when paid to your beneficiary after you die;

    -  after you become disabled (as defined in the Code);

    - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 591/2, whichever is later;

    -  under an immediate annuity contract;

    - which are attributable to Purchase Payments made prior to August 14, 1982.


On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers).
An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;


     - distributions from IRAs for certain higher education expenses;


     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;


     - payments to certain reservists called up for active duty after September 11, 2001; or


     - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under
Section 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or,
(2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

..  a citizen or resident of the United States

.. a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

..  any estate or trust other than a foreign estate or foreign trust (see
   Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

..  a person that meets the substantial presence test

..  any other person that is not a foreign person

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form, each of which is effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-8 or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.

OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.


FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities


Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2015 is the lesser of 100% of includible compensation or $18,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2015 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2015 may not exceed the lesser of $53,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2015 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2015. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2015 of less than $98,000, your contribution may be fully deductible; if your income is between $98,000 and $118,000, your contribution may be partially deductible and if your income is $118,000 or more, your contribution may not be deductible. If you are single and your income in 2015 is less than $61,000, your contribution may be fully deductible; if your income is between $61,000 and $71,000, your contribution may be partially deductible and if your income is $71,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2015 is between $183,000 and $193,000, your contribution may be partially deductible.

(d) Roth IRAs


Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2015 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2015. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2015 is less than:
$183,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $116,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.


(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)


Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS
             ------------------------------------------------------


The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2014, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

Ameriprise Financial Services, Inc.
BancWest Investment Services, Inc.
CCO Investment Services Corporation
Cetera Advisor Network LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
cfd Investments, Inc
Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Fifth Third Securities, Inc.
FSC Securities Corp.
Infinex Investments, Inc.
Investacorp, Inc
Investment Professionals, Inc.
J.J.B. Hilliard, W.L. Lyons, Inc.
James Borello & Co
Janney Montgomery Scott LLC.
Lincoln Financial Advisor
Lincoln Financial Securities
LPL Financial Corporation
M&T Securities, Inc.
Morgan Stanley & Co., Incorporated
NEXT Financial Group, Inc.
Raymond James & Associates
Raymond James Financial
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Santander Securities LLC
Securities America, Inc.
Signator Financial Services, Inc.
Signator Investors/John Hancock Financial Network
Triad Advisors, Inc
U.S. Bancorp Investments, Inc.
UBS Financial Services Inc.
UnionBanc Investment Services
United Planners Financial Services of
   America BBVA Compass Investment Solutions, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisor, LLC
Wescom Financial Services
Woodbury Financial Services, Inc.


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                            DISTRIBUTION OF CONTRACTS

     The contracts are offered through AIG Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. Contracts are offered on a continuous basis.

                              FINANCIAL STATEMENTS


     PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for Variable Annuity Account Seven and American General Life Insurance Company ("AGL").


     You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

     The following financial statements are included in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:


     - Audited Financial Statements of Variable Annuity Account Seven of American General Life Insurance Company for the year ended December 31, 2014 and the results of its operations and the changes in its net assets for each of the periods indicated

     - Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2014, 2013 and 2012


     The financial statements of the AGL should be considered only as bearing on the ability of AGL to meet its obligation under the contracts.

AMERICAN GENERAL
Life Companies

                                                 Variable Annuity Account Seven

                                                                           2014

                                                                  ANNUAL REPORT

                                                              December 31, 2014

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of American General Life Insurance Company and the Contractholders of its separate account, Variance Annuity Account Seven:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variance Annuity Account Seven (the "Separate Account"), a separate account of American General Insurance Company, at December 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the fund companies and transfer agents, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Houston, Texas
April 27, 2015

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2014

                                                    Due from (to)
                                                      American                                               Net
                                                       General                  Contract    Contract       assets
                                      Investment        Life                    owners -    owners -   attributable to
                                    securities - at   Insurance                 annuity   accumulation contract owner
Sub-accounts                          fair value       Company     Net Assets   reserves    reserves      reserves
------------                        --------------- ------------- ------------ ---------- ------------ ---------------
Lord Abbett Growth and Income
  Portfolio Class VC                 $109,905,333      $   (55)   $109,905,278 $  727,116 $109,178,162  $109,905,278
American Funds Growth-Income Fund
  Class 2                             420,114,740         (242)    420,114,498  1,005,520  419,108,978   420,114,498
American Funds Growth Fund Class 2    246,019,723         (219)    246,019,504    890,542  245,128,962   246,019,504
Lord Abbett Mid Cap Stock
  Portfolio Class VC                   72,950,084         (113)     72,949,971    368,633   72,581,338    72,949,971
American Funds Asset Allocation
  Fund Class 2                        370,800,759         (956)    370,799,803    817,001  369,982,802   370,799,803
American Funds Global Growth Fund
  Class 2                             320,038,089         (510)    320,037,579    734,430  319,303,149   320,037,579
Invesco VI American Franchise Fund
  Series II                             6,029,035           (1)      6,029,034         --    6,029,034     6,029,034
Invesco VI Comstock Fund Series II    293,008,458         (426)    293,008,032    531,118  292,476,914   293,008,032
Invesco VI Growth and Income Fund
  Series II                           299,533,797         (510)    299,533,287    664,800  298,868,487   299,533,287
Franklin Income Securities Fund        38,292,047         (473)     38,291,574     25,661   38,265,913    38,291,574
Franklin Templeton VIP Founding
  Funds Allocations Fund Class 2       19,201,737         (162)     19,201,575    183,629   19,017,946    19,201,575
AST Growth Portfolio Class 1           29,961,587           --      29,961,587    428,747   29,532,840    29,961,587
AST Growth Portfolio Class 3            6,230,985           (4)      6,230,981      2,874    6,228,107     6,230,981
AST Government and Quality Bond
  Portfolio Class 1                    37,867,284           --      37,867,284    100,300   37,766,984    37,867,284
AST Government and Quality Bond
  Portfolio Class 3                   192,691,025         (528)    192,690,497     14,711  192,675,786   192,690,497
AST Capital Appreciation Portfolio
  Class 1                              76,979,676        2,059      76,981,735    684,867   76,296,868    76,981,735
AST Capital Appreciation Portfolio
  Class 3                             164,905,714         (365)    164,905,349    215,878  164,689,471   164,905,349
AST Natural Resources Portfolio
  Class 3                               5,194,421           --       5,194,421         --    5,194,421     5,194,421
SAST Equity Index Portfolio Class 1    10,799,361           --      10,799,361     12,611   10,786,750    10,799,361
SAST Small Company Value Portfolio
  Class 1                               3,499,014           --       3,499,014         --    3,499,014     3,499,014
SAST Small Company Value Portfolio
  Class 3                              35,145,222          (61)     35,145,161     12,574   35,132,587    35,145,161
SAST Mid-Cap Growth Portfolio
  Class 1                               4,805,305           --       4,805,305     19,687    4,785,618     4,805,305
SAST Mid-Cap Growth Portfolio
  Class 3                              26,412,784          (35)     26,412,749      5,249   26,407,500    26,412,749
SAST Capital Growth Portfolio
  Class 1                                 880,086           --         880,086         --      880,086       880,086
SAST Capital Growth Portfolio
  Class 3                               4,134,644           (5)      4,134,639         --    4,134,639     4,134,639
SAST Blue Chip Growth Portfolio
  Class 1                               1,390,309           --       1,390,309         --    1,390,309     1,390,309
SAST Blue Chip Growth Portfolio
  Class 3                              10,483,787           (9)     10,483,778         --   10,483,778    10,483,778
SAST Growth Opportunities
  Portfolio Class 1                     1,935,620           --       1,935,620         --    1,935,620     1,935,620
SAST Growth Opportunities
  Portfolio Class 3                    20,567,078          (67)     20,567,011      3,065   20,563,946    20,567,011
SAST Technology Portfolio Class 1         352,524           --         352,524         --      352,524       352,524
SAST Technology Portfolio Class 3       1,171,859           --       1,171,859         --    1,171,859     1,171,859
SAST Marsico Focused Growth
  Portfolio Class 3                    24,105,914          (73)     24,105,841         --   24,105,841    24,105,841
SAST Small & Mid Cap Value
  Portfolio Class 3                    46,193,452         (171)     46,193,281     20,432   46,172,849    46,193,281
SAST Foreign Value Portfolio Class
  3                                   107,553,161         (272)    107,552,889     18,745  107,534,144   107,552,889
SAST Cash Management Portfolio
  Class 1                              11,261,187        1,030      11,262,217    168,213   11,094,004    11,262,217
SAST Cash Management Portfolio
  Class 3                              10,600,617          (47)     10,600,570         --   10,600,570    10,600,570
SAST Corporate Bond Portfolio
  Class 1                              49,607,195        1,030      49,608,225    181,343   49,426,882    49,608,225
SAST Corporate Bond Portfolio
  Class 3                             220,891,582         (677)    220,890,905    124,669  220,766,236   220,890,905
SAST Global Bond Portfolio Class 1     10,604,533        1,030      10,605,563      7,709   10,597,854    10,605,563
SAST Global Bond Portfolio Class 3     50,678,515         (196)     50,678,319     16,562   50,661,757    50,678,319
SAST High-Yield Bond Portfolio
  Class 1                              11,319,228           --      11,319,228      2,032   11,317,196    11,319,228
SAST High-Yield Bond Portfolio
  Class 3                              48,236,841         (139)     48,236,702     59,030   48,177,672    48,236,702
AST Asset Allocation Portfolio
  Class 1                              11,235,472           --      11,235,472     76,661   11,158,811    11,235,472
AST Asset Allocation Portfolio
  Class 3                              15,349,464          (21)     15,349,443      5,911   15,343,532    15,349,443
SAST Growth-Income Portfolio Class
  1                                    20,563,414        1,510      20,564,924    131,899   20,433,025    20,564,924
SAST Growth-Income Portfolio Class
  3                                    71,991,821         (228)     71,991,593      6,949   71,984,644    71,991,593
SAST Global Equities Portfolio
  Class 1                               5,380,965        1,647       5,382,612        242    5,382,370     5,382,612
SAST Global Equities Portfolio
  Class 3                               3,655,848           --       3,655,848         --    3,655,848     3,655,848
SAST Alliance Growth Portfolio
  Class 1                              23,794,657        3,912      23,798,569     30,639   23,767,930    23,798,569
SAST Alliance Growth Portfolio
  Class 3                              10,908,985           (2)     10,908,983         --   10,908,983    10,908,983
SAST MFS Massachusetts Investors
  Trust Portfolio Class 1               4,917,493           --       4,917,493     45,274    4,872,219     4,917,493
SAST MFS Massachusetts Investors
  Trust Portfolio Class 3             114,579,755         (408)    114,579,347      1,879  114,577,468   114,579,347
SAST Fundamental Growth Portfolio
  Class 1                              10,486,347           --      10,486,347     47,732   10,438,615    10,486,347
SAST Fundamental Growth Portfolio
  Class 3                               3,895,614           (9)      3,895,605      1,380    3,894,225     3,895,605
SAST Dynamic Allocation Portfolio
  Class 3                             984,909,653       (1,138)    984,908,515         --  984,908,515   984,908,515
SAST International Diversified
  Equities Portfolio Class 1            4,174,930        1,853       4,176,783     61,995    4,114,788     4,176,783
SAST International Diversified
  Equities Portfolio Class 3           16,617,413          (44)     16,617,369      6,188   16,611,181    16,617,369
SAST Davis Venture Value Portfolio
  Class 1                              53,311,292        3,569      53,314,861    213,942   53,100,919    53,314,861
SAST Davis Venture Value Portfolio
  Class 3                             109,817,687         (257)    109,817,430     74,404  109,743,026   109,817,430
SAST MFS Total Return Portfolio
  Class 1                              74,140,733         (213)     74,140,520    474,670   73,665,850    74,140,520
SAST MFS Total Return Portfolio
  Class 3                             132,290,451         (288)    132,290,163     41,926  132,248,237   132,290,163
SAST Total Return Bond Portfolio
  Class 1                              19,289,306         (138)     19,289,168    186,540   19,102,628    19,289,168
SAST Total Return Bond Portfolio
  Class 3                             202,099,219         (718)    202,098,501      7,848  202,090,653   202,098,501
SAST Telecom Utility Portfolio
  Class 1                               2,294,165           --       2,294,165     16,404    2,277,761     2,294,165
SAST Telecom Utility Portfolio
  Class 3                               2,228,333           --       2,228,333         --    2,228,333     2,228,333
SAST Equity Opportunities
  Portfolio Class 1                     9,617,649           --       9,617,649     45,322    9,572,327     9,617,649
SAST Equity Opportunities
  Portfolio Class 3                    31,276,440         (107)     31,276,333         --   31,276,333    31,276,333
SAST Aggressive Growth Portfolio
  Class 1                               5,185,777          755       5,186,532      7,861    5,178,671     5,186,532
SAST Aggressive Growth Portfolio
  Class 3                               1,188,665           (2)      1,188,663      1,234    1,187,429     1,188,663
SAST International Growth and
  Income Portfolio Class 1              7,705,549           --       7,705,549    166,120    7,539,429     7,705,549
SAST International Growth and
  Income Portfolio Class 3             18,589,117          (78)     18,589,039      3,794   18,585,245    18,589,039
SAST Emerging Markets Portfolio
  Class 1                               4,694,510        1,030       4,695,540      3,970    4,691,570     4,695,540
SAST Emerging Markets Portfolio
  Class 3                              16,978,782          (46)     16,978,736      2,087   16,976,649    16,978,736
SAST Real Estate Portfolio Class 1      5,002,463          617       5,003,080      8,757    4,994,323     5,003,080
SAST Real Estate Portfolio Class 3     20,740,976          (81)     20,740,895         --   20,740,895    20,740,895
SAST Dogs of Wall Street Portfolio
  Class 1                               4,852,753        2,265       4,855,018     18,347    4,836,671     4,855,018
SAST Dogs of Wall Street Portfolio
  Class 3                              33,004,572         (110)     33,004,462     21,136   32,983,326    33,004,462
SAST Balanced Portfolio Class 1        18,871,379        2,470      18,873,849     68,991   18,804,858    18,873,849
SAST Balanced Portfolio Class 3        20,070,868           (5)     20,070,863      6,819   20,064,044    20,070,863
SST Real Return Portfolio Class 3      77,691,158         (334)     77,690,824         --   77,690,824    77,690,824

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014

                                   A            B            A+B=C           D              E             F           C+D+E+F
                                          Mortality and                                             Net change in     Increase
                                           expense risk                               Capital gain    unrealized   (decrease) in
                               Dividends       and            Net       Net realized  distributions  appreciation    net assets
                              from mutual administrative  investment   gain (loss) on  from mutual  (depreciation) resulting from
Sub-accounts                     funds       charges     income (loss)  investments       funds     of investments   operations
------------                  ----------- -------------- ------------- -------------- ------------- -------------- --------------
Lord Abbett Growth and
  Income Portfolio Class VC   $  759,863   $  (989,497)   $  (229,633)  $ 5,819,244    $        --   $  1,593,208   $ 7,182,819
American Funds Growth-
  Income Fund Class 2          5,320,509    (3,658,438)     1,662,071    20,493,635     19,930,607     (3,740,917)   38,345,396
American Funds Growth Fund
  Class 2                      1,924,876    (2,176,026)      (251,150)   11,484,505     11,838,995     (5,317,662)   17,754,688
Lord Abbett Mid Cap Stock
  Portfolio Class VC             314,807      (653,006)      (338,199)    4,695,004             --      3,126,407     7,483,212
American Funds Asset
  Allocation Fund Class 2      5,441,523    (3,196,231)     2,245,292    13,207,576     17,934,474    (17,303,358)   16,083,984
American Funds Global
  Growth Fund Class 2          3,704,309    (2,880,458)       823,851    11,513,231     31,589,040    (39,466,817)    4,459,305
Invesco VI American
  Franchise Fund Series II            --       (52,108)       (52,108)      494,003             --        (40,753)      401,142
Invesco VI Comstock Fund
  Series II                    3,170,647    (2,607,509)       563,138    13,800,125             --      8,371,808    22,735,071
Invesco VI Growth and
  Income Fund Series II        4,424,531    (2,665,905)     1,758,626    12,620,936     34,570,774    (23,520,605)   25,429,731
Franklin Income Securities
  Fund                         1,787,026      (344,412)     1,442,614       870,217             --     (1,133,056)    1,179,775
Franklin Templeton VIP
  Founding Funds Allocations
  Fund Class 2                   507,106      (165,602)       341,504       655,691         15,468       (738,754)      273,909
AST Growth Portfolio Class 1     171,982      (294,704)      (122,722)    1,207,739             --        834,288     1,919,305
AST Growth Portfolio Class 3      18,596       (54,523)       (35,927)      319,810             --         74,748       358,631
AST Government and Quality
  Bond Portfolio Class 1         725,899      (375,078)       350,821        29,961             --      1,250,384     1,631,166
AST Government and Quality
  Bond Portfolio Class 3       3,120,990    (1,741,167)     1,379,823      (102,767)            --      5,690,596     6,967,652
AST Capital Appreciation
  Portfolio Class 1                   --      (742,210)      (742,210)    4,192,772     13,314,499     (6,411,780)   10,353,281
AST Capital Appreciation
  Portfolio Class 3                   --    (1,424,097)    (1,424,097)    5,842,417     28,846,794    (12,484,150)   20,780,964
AST Natural Resources
  Portfolio Class 3               44,140       (50,281)        (6,141)     (242,358)            --       (847,287)   (1,095,786)
SAST Equity Index Portfolio
  Class 1                         66,638      (134,427)       (67,789)      556,952         80,176        615,909     1,185,248
SAST Small Company Value
  Portfolio Class 1               11,328       (47,276)       (35,948)      343,645        113,147       (468,722)      (47,878)
SAST Small Company Value
  Portfolio Class 3               25,816      (317,558)      (291,742)    2,544,693      1,140,151     (3,743,549)     (350,447)
SAST Mid-Cap Growth
  Portfolio Class 1                   --       (41,560)       (41,560)      389,311        391,115       (285,055)      453,811
SAST Mid-Cap Growth
  Portfolio Class 3                   --      (253,103)      (253,103)    1,305,931      2,208,171       (845,880)    2,415,119
SAST Capital Growth
  Portfolio Class 1                  805        (7,735)        (6,930)       33,382             --         39,689        66,141
SAST Capital Growth
  Portfolio Class 3                   --       (37,459)       (37,459)      207,313             --        126,095       295,949
SAST Blue Chip Growth
  Portfolio Class 1                  615       (12,188)       (11,573)      115,588         62,999        (28,656)      138,358
SAST Blue Chip Growth
  Portfolio Class 3                   --       (59,333)       (59,333)      160,475        383,443        160,655       645,240
SAST Growth Opportunities
  Portfolio Class 1                   --       (16,918)       (16,918)      152,246        256,630       (332,372)       59,586
SAST Growth Opportunities
  Portfolio Class 3                   --      (193,975)      (193,975)    2,181,661      2,784,941     (4,232,061)      540,566
SAST Technology Portfolio
  Class 1                             --        (2,904)        (2,904)       42,547             --         30,466        70,109
SAST Technology Portfolio
  Class 3                             --        (8,970)        (8,970)       58,279             --        146,894       196,203
SAST Marsico Focused
  Growth Portfolio Class 3            --      (206,513)      (206,513)      772,916      1,445,586        111,985     2,123,974
SAST Small & Mid Cap Value
  Portfolio Class 3              272,646      (416,036)      (143,390)    5,161,177      7,006,581     (8,567,328)    3,457,040
SAST Foreign Value Portfolio
  Class 3                      1,088,735    (1,005,274)        83,461     2,207,768             --    (10,909,987)   (8,618,758)
SAST Cash Management
  Portfolio Class 1                   --      (117,427)      (117,427)      (55,915)            --         21,421      (151,921)
SAST Cash Management
  Portfolio Class 3                   --       (92,611)       (92,611)      (52,747)            --         (1,959)     (147,317)
SAST Corporate Bond
  Portfolio Class 1            1,829,845      (475,034)     1,354,811     1,113,616        138,421        (15,526)    2,591,322
SAST Corporate Bond
  Portfolio Class 3            7,425,719    (1,970,731)     5,454,988     2,294,843        602,185      1,211,691     9,563,707
SAST Global Bond Portfolio
  Class 1                             --      (108,151)      (108,151)     (157,625)            --        156,590      (109,186)
SAST Global Bond Portfolio
  Class 3                             --      (438,378)      (438,378)     (244,017)            --       (248,138)     (930,533)
SAST High-Yield Bond
  Portfolio Class 1              615,147      (118,122)       497,025       374,845             --       (838,791)       33,079
SAST High-Yield Bond
  Portfolio Class 3            2,337,584      (431,374)     1,906,210       568,280             --     (2,680,091)     (205,601)
AST Asset Allocation
  Portfolio Class 1              271,596      (120,734)       150,862       484,926        305,620       (231,480)      709,928
AST Asset Allocation
  Portfolio Class 3              330,907      (130,623)       200,284       443,786        408,497       (166,430)      886,137
SAST Growth-Income
  Portfolio Class 1              248,738      (232,340)        16,398       865,867        738,834        822,263     2,443,362
SAST Growth-Income
  Portfolio Class 3              743,055      (614,887)       128,168     2,312,787      2,556,217      3,084,143     8,081,315
SAST Global Equities
  Portfolio Class 1               36,856       (59,939)       (23,083)      165,187             --         26,121       168,225
SAST Global Equities
  Portfolio Class 3               16,227       (28,637)       (12,410)      118,980             --        (28,360)       78,210
SAST Alliance Growth
  Portfolio Class 1                   --      (281,138)      (281,138)      773,509             --      2,348,025     2,840,396
SAST Alliance Growth
  Portfolio Class 3                   --       (93,490)       (93,490)      719,170             --        675,996     1,301,676
SAST MFS Massachusetts
  Investors Trust Portfolio
  Class 1                         27,672       (43,383)       (15,711)      558,515        186,385       (274,197)      454,992
SAST MFS Massachusetts
  Investors Trust Portfolio
  Class 3                        395,957    (1,007,744)      (611,787)    3,694,275      4,314,484      2,574,503     9,971,475
SAST Fundamental Growth
  Portfolio Class 1                   --      (118,740)      (118,740)      535,176             --        249,045       665,481
SAST Fundamental Growth
  Portfolio Class 3                   --       (33,695)       (33,695)      255,170             --         16,629       238,104
SAST Dynamic Allocation
  Portfolio Class 3            4,286,232    (6,077,683)    (1,791,451)      102,336      5,524,567     16,285,787    20,121,239
SAST International
  Diversified Equities
  Portfolio Class 1               73,946       (48,314)        25,632       107,618             --       (574,101)     (440,851)
SAST International
  Diversified Equities
  Portfolio Class 3              225,846      (151,633)        74,213       160,270             --     (1,834,756)   (1,600,273)
SAST Davis Venture Value
  Portfolio Class 1              340,569      (524,501)      (183,932)    1,938,807      4,824,761     (3,518,311)    3,061,325
SAST Davis Venture Value
  Portfolio Class 3              409,424      (958,741)      (549,317)    2,518,883      9,760,921     (5,972,129)    5,758,358
SAST MFS Total Return
  Portfolio Class 1            1,579,535      (670,684)       908,851     2,516,493             --      2,165,226     5,590,570
SAST MFS Total Return
  Portfolio Class 3            2,476,955    (1,167,379)     1,309,576     3,200,860             --      4,730,383     9,240,819
SAST Total Return Bond
  Portfolio Class 1              252,414      (181,506)        70,908       117,913             --        590,387       779,208
SAST Total Return Bond
  Portfolio Class 3            2,107,881    (1,832,975)       274,906       531,450             --      5,722,070     6,528,426
SAST Telecom Utility
  Portfolio Class 1               65,369       (28,422)        36,947       166,518             --         63,451       266,916
SAST Telecom Utility
  Portfolio Class 3               47,648       (18,068)        29,580       156,025             --         (6,679)      178,926
SAST Equity Opportunities
  Portfolio Class 1               38,013       (90,428)       (52,415)      571,656             --        349,782       869,023
SAST Equity Opportunities
  Portfolio Class 3               57,869      (260,130)      (202,261)      610,593             --      2,036,127     2,444,459

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS - CONTINUED

                                   A           B          A+B=C          D              E             F           C+D+E+F
                                         Mortality and                                          Net change in     Increase
                               Dividends  expense risk     Net                    Capital gain    unrealized   (decrease) in
                                 from         and       investment  Net realized  distributions  appreciation    net assets
                                mutual   administrative   income   gain (loss) on  from mutual  (depreciation) resulting from
Sub-accounts                     funds      charges       (loss)    investments       funds     of investments   operations
------------                   --------- -------------- ---------- -------------- ------------- -------------- --------------
SAST Aggressive Growth
  Portfolio Class 1            $     --    $ (61,899)   $ (61,899)   $  224,323    $       --    $  (205,314)   $   (42,890)
SAST Aggressive Growth
  Portfolio Class 3                  --      (10,343)     (10,343)       91,277            --        (86,682)        (5,748)
SAST International Growth and
  Income Portfolio Class 1      154,619      (87,910)      66,709       140,369            --     (1,103,779)      (896,701)
SAST International Growth and
  Income Portfolio Class 3      299,521     (173,430)     126,091     2,103,130            --     (4,338,592)    (2,109,371)
SAST Emerging Markets
  Portfolio Class 1              64,526      (57,154)       7,372        (3,606)           --       (365,947)      (362,181)
SAST Emerging Markets
  Portfolio Class 3             174,471     (148,557)      25,914       284,453            --     (1,482,283)    (1,171,916)
SAST Real Estate Portfolio
  Class 1                        64,638      (49,315)      15,323       347,287       390,383        461,161      1,214,154
SAST Real Estate Portfolio
  Class 3                       231,463     (199,566)      31,897     3,732,796     1,726,207        (78,896)     5,412,004
SAST Dogs of Wall Street
  Portfolio Class 1              67,973      (51,988)      15,985       245,075       192,226         (6,593)       446,693
SAST Dogs of Wall Street
  Portfolio Class 3             397,949     (278,866)     119,083       770,109     1,273,506        590,188      2,752,886
SAST Balanced Portfolio Class
  1                             269,121     (221,430)      47,691       786,802            --      1,055,913      1,890,406
SAST Balanced Portfolio Class
  3                             222,286     (166,334)      55,952       618,041            --      1,091,893      1,765,886
SST Real Return Portfolio
  Class 3                            --     (680,352)    (680,352)      (36,838)           --        980,681        263,491

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULES OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2014

                                                    Net Asset
                                                    Value Per Value of Shares Cost of Shares
Sub-accounts                               Shares     Share    at Fair Value       Held      Level /(1)/
------------                             ---------- --------- --------------- -------------- ----------
Lord Abbett Growth and Income Portfolio
  Class VC                                3,092,440  $35.54    $109,905,333    $ 76,912,524      1
American Funds Growth-Income Fund Class
  2                                       8,015,927   52.41     420,114,740     309,374,007      1
American Funds Growth Fund Class 2        3,081,409   79.84     246,019,723     175,305,021      1
Lord Abbett Mid Cap Stock Portfolio
  Class VC                                2,803,616   26.02      72,950,084      46,757,807      1
American Funds Asset Allocation Fund
  Class 2                                16,808,738   22.06     370,800,759     293,787,446      1
American Funds Global Growth Fund Class
  2                                      11,723,007   27.30     320,038,089     259,222,930      1
Invesco VI American Franchise Fund
  Series II                                 112,419   53.63       6,029,035       3,471,073      1
Invesco VI Comstock Fund Series II       15,356,837   19.08     293,008,458     193,243,525      1
Invesco VI Growth and Income Fund
  Series II                              11,938,374   25.09     299,533,797     236,226,710      1
Franklin Income Securities Fund           2,393,253   16.00      38,292,047      35,785,385      1
Franklin Templeton VIP Founding Funds
  Allocations Fund Class 2                2,587,835    7.42      19,201,737      17,873,595      1
AST Growth Portfolio Class 1                955,482   31.36      29,961,587      21,251,602      1
AST Growth Portfolio Class 3                199,075   31.30       6,230,985       4,260,547      1
AST Government and Quality Bond
  Portfolio Class 1                       2,494,242   15.18      37,867,284      37,481,905      1
AST Government and Quality Bond
  Portfolio Class 3                      12,735,234   15.13     192,691,025     193,791,057      1
AST Capital Appreciation Portfolio
  Class 1                                 1,624,877   47.38      76,979,676      62,384,645      1
AST Capital Appreciation Portfolio
  Class 3                                 3,622,860   45.52     164,905,714     141,452,817      1
AST Natural Resources Portfolio Class 3     274,257   18.94       5,194,421       6,896,321      1
SAST Equity Index Portfolio Class 1         612,478   17.63      10,799,361       6,712,976      1
SAST Small Company Value Portfolio
  Class 1                                   140,820   24.85       3,499,014       2,310,105      1
SAST Small Company Value Portfolio
  Class 3                                 1,424,587   24.67      35,145,222      23,375,366      1
SAST Mid-Cap Growth Portfolio Class 1       268,642   17.89       4,805,305       3,125,223      1
SAST Mid-Cap Growth Portfolio Class 3     1,527,129   17.30      26,412,784      19,478,586      1
SAST Capital Growth Portfolio Class 1        65,659   13.40         880,086         574,237      1
SAST Capital Growth Portfolio Class 3       314,831   13.13       4,134,644       2,637,887      1
SAST Blue Chip Growth Portfolio Class 1     137,097   10.14       1,390,309       1,129,392      1
SAST Blue Chip Growth Portfolio Class 3   1,042,417   10.06      10,483,787       9,693,427      1
SAST Growth Opportunities Portfolio
  Class 1                                   211,168    9.17       1,935,620       1,696,066      1
SAST Growth Opportunities Portfolio
  Class 3                                 2,338,988    8.79      20,567,078      17,361,792      1
SAST Technology Portfolio Class 1            76,987    4.58         352,524         230,347      1
SAST Technology Portfolio Class 3           264,031    4.44       1,171,859         896,006      1
SAST Marsico Focused Growth Portfolio
  Class 3                                 1,870,528   12.89      24,105,914      21,513,462      1
SAST Small & Mid Cap Value Portfolio
  Class 3                                 2,333,636   19.79      46,193,452      38,198,894      1
SAST Foreign Value Portfolio Class 3      6,862,833   15.67     107,553,161      92,806,859      1
SAST Cash Management Portfolio Class 1    1,066,577   10.56      11,261,187      11,318,098      1
SAST Cash Management Portfolio Class 3    1,020,039   10.39      10,600,617      10,614,936      1
SAST Corporate Bond Portfolio Class 1     3,664,784   13.54      49,607,195      45,795,030      1
SAST Corporate Bond Portfolio Class 3    16,415,302   13.46     220,891,582     210,392,396      1
SAST Global Bond Portfolio Class 1          957,239   11.08      10,604,533      11,560,442      1
SAST Global Bond Portfolio Class 3        4,644,032   10.91      50,678,515      53,664,781      1
SAST High-Yield Bond Portfolio Class 1    1,970,389    5.74      11,319,228      10,789,390      1
SAST High-Yield Bond Portfolio Class 3    8,446,018    5.71      48,236,841      47,200,368      1
AST Asset Allocation Portfolio Class 1      679,103   16.54      11,235,472       9,171,919      1
AST Asset Allocation Portfolio Class 3      933,186   16.45      15,349,464      13,832,620      1
SAST Growth-Income Portfolio Class 1        635,945   32.34      20,563,414      14,579,027      1
SAST Growth-Income Portfolio Class 3      2,235,704   32.20      71,991,821      62,575,063      1
SAST Global Equities Portfolio Class 1      286,032   18.81       5,380,965       4,294,603      1
SAST Global Equities Portfolio Class 3      195,733   18.68       3,655,848       3,167,361      1
SAST Alliance Growth Portfolio Class 1      588,291   40.45      23,794,657      17,476,565      1
SAST Alliance Growth Portfolio Class 3      272,066   40.10      10,908,985       6,438,992      1
SAST MFS Massachusetts Investors Trust
  Portfolio Class 1                         224,718   21.88       4,917,493       3,395,958      1
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                       5,255,634   21.80     114,579,755      86,762,643      1

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULES OF PORTFOLIO INVESTMENTS - CONTINUED

                                                                      Net Asset
                                                                      Value Per  Value of Shares  Cost of Shares Level
Sub-accounts                                                 Shares   Share ($) at Fair Value ($)    Held ($)    /(1)/
------------                                               ---------- --------- ----------------- -------------- -----
SAST Fundamental Growth Portfolio Class 1                     393,062  $26.68     $ 10,486,347     $  7,807,091    1
SAST Fundamental Growth Portfolio Class 3                     149,739   26.02        3,895,614        2,314,137    1
SAST Dynamic Allocation Portfolio Class 3                  77,282,305   12.74      984,909,653      940,538,616    1
SAST International Diversified Equities Portfolio Class 1     448,992    9.30        4,174,930        3,968,256    1
SAST International Diversified Equities Portfolio Class 3   1,798,745    9.24       16,617,413       16,699,821    1
SAST Davis Venture Value Portfolio Class 1                  1,935,151   27.55       53,311,292       44,906,356    1
SAST Davis Venture Value Portfolio Class 3                  4,001,253   27.45      109,817,687       94,581,998    1
SAST MFS Total Return Portfolio Class 1                     3,835,497   19.33       74,140,733       59,011,572    1
SAST MFS Total Return Portfolio Class 3                     6,859,617   19.29      132,290,451      106,680,501    1
SAST Total Return Bond Portfolio Class 1                    2,135,117    9.03       19,289,306       18,953,518    1
SAST Total Return Bond Portfolio Class 3                   22,586,281    8.95      202,099,219      200,326,894    1
SAST Telecom Utility Portfolio Class 1                        147,556   15.55        2,294,165        1,720,617    1
SAST Telecom Utility Portfolio Class 3                        143,734   15.50        2,228,333        1,905,352    1
SAST Equity Opportunities Portfolio Class 1                   502,468   19.14        9,617,649        5,230,577    1
SAST Equity Opportunities Portfolio Class 3                 1,639,040   19.08       31,276,440       26,885,061    1
SAST Aggressive Growth Portfolio Class 1                      319,997   16.21        5,185,777        3,997,269    1
SAST Aggressive Growth Portfolio Class 3                       74,965   15.86        1,188,665        1,027,342    1
SAST International Growth and Income Portfolio Class 1        805,183    9.57        7,705,549        7,420,520    1
SAST International Growth and Income Portfolio Class 3      1,939,804    9.58       18,589,117       15,103,674    1
SAST Emerging Markets Portfolio Class 1                       645,583    7.27        4,694,510        5,206,880    1
SAST Emerging Markets Portfolio Class 3                     2,366,331    7.18       16,978,782       17,395,226    1
SAST Real Estate Portfolio Class 1                            302,334   16.55        5,002,463        3,673,810    1
SAST Real Estate Portfolio Class 3                          1,263,078   16.42       20,740,976       16,057,409    1
SAST Dogs of Wall Street Portfolio Class 1                    362,961   13.37        4,852,753        3,352,009    1
SAST Dogs of Wall Street Portfolio Class 3                  2,484,256   13.29       33,004,572       29,935,295    1
SAST Balanced Portfolio Class 1                               906,503   20.82       18,871,379       14,326,492    1
SAST Balanced Portfolio Class 3                               968,010   20.73       20,070,868       17,182,637    1
SST Real Return Portfolio Class 3                           7,938,711    9.79       77,691,158       78,666,403    1

(1) Represents the level within the fair value hiearchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

                                                                 Lord
                                                                Abbett                                     Lord
                                                                Growth       American                     Abbett
                                                                  and          Funds       American       Mid Cap
                                                                Income        Growth-    Funds Growth      Stock
                                                               Portfolio    Income Fund      Fund        Portfolio
                                                               Class VC       Class 2      Class 2       Class VC
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                               $   (229,633) $  1,662,071  $   (251,150) $   (338,199)
  Net realized gain (losses)                                    5,819,244    20,493,635    11,484,505     4,695,004
  Capital gain dist from mutual funds                                  --    19,930,607    11,838,995            --
  Change in net unrealized appreciation (depreciation) of
   investments                                                  1,593,208    (3,740,917)   (5,317,662)    3,126,407
                                                             ------------  ------------  ------------  ------------
   Increase (decrease) in net assets resulting from
     operations                                                 7,182,819    38,345,396    17,754,688     7,483,212
                                                             ------------  ------------  ------------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                  2,085,553    29,755,240    15,162,087     1,342,106
  Cost of units redeemed                                      (14,828,965)  (50,055,780)  (27,512,689)  (11,090,942)
  Net transfers                                                (5,442,426)   (9,281,815)   (3,487,687)   (2,659,235)
  Contract maintenance charge                                    (199,418)     (717,894)     (586,907)      (77,291)
  Adjustments to net assets allocated to contracts in
   payout period                                                   16,455        12,892        13,243         2,541
                                                             ------------  ------------  ------------  ------------
   Increase (decrease) in net assets resulting from
     principal transactions                                   (18,368,801)  (30,287,357)  (16,411,953)  (12,482,821)
                                                             ------------  ------------  ------------  ------------
Increase (decrease) in net assets                             (11,185,982)    8,058,039     1,342,735    (4,999,609)
Net assets at beginning of period                             121,091,260   412,056,459   244,676,769    77,949,580
                                                             ------------  ------------  ------------  ------------
Net assets at end of period                                  $109,905,278  $420,114,498  $246,019,504  $ 72,949,971
                                                             ============  ============  ============  ============
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                               $   (397,461) $  1,784,534  $    112,230  $   (349,873)
  Net realized gain (losses)                                    5,056,788    14,859,818     9,845,708     2,840,942
  Capital gain dist from mutual funds                                  --            --            --            --
  Change in net unrealized appreciation (depreciation) of
   investments                                                 30,914,846    91,490,863    48,194,463    16,764,357
                                                             ------------  ------------  ------------  ------------
   Increase (decrease) in net assets resulting from
     operations                                                35,574,173   108,135,215    58,152,401    19,255,426
                                                             ------------  ------------  ------------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                  2,163,605    17,371,288    11,440,690       935,985
  Cost of units redeemed                                      (17,569,736)  (47,679,141)  (27,007,570)  (10,479,928)
  Net transfers                                               (12,456,034)  (26,569,614)  (10,936,983)   (2,690,032)
  Contract maintenance charge                                    (248,586)     (719,041)     (576,684)      (79,824)
  Adjustments to net assets allocated to contracts in
   payout period                                                  (20,959)      (21,300)      (13,723)       (3,237)
                                                             ------------  ------------  ------------  ------------
   Increase (decrease) in net assets resulting from
     principal transactions                                   (28,131,710)  (57,617,808)  (27,094,270)  (12,317,036)
                                                             ------------  ------------  ------------  ------------
Increase (decrease) in net assets                               7,442,463    50,517,407    31,058,131     6,938,390
Net assets at beginning of period                             113,648,797   361,539,052   213,618,638    71,011,190
                                                             ------------  ------------  ------------  ------------
Net assets at end of period                                  $121,091,260  $412,056,459  $244,676,769  $ 77,949,580
                                                             ============  ============  ============  ============

                                                               American      American
                                                                Funds         Funds       Invesco VI
                                                                Asset         Global       American    Invesco VI
                                                              Allocation      Growth      Franchise     Comstock
                                                                 Fund          Fund          Fund         Fund
                                                               Class 2       Class 2      Series II    Series II
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                               $  2,245,292  $    823,851  $   (52,108) $    563,138
  Net realized gain (losses)                                   13,207,576    11,513,231      494,003    13,800,125
  Capital gain dist from mutual funds                          17,934,474    31,589,040           --            --
  Change in net unrealized appreciation (depreciation) of
   investments                                                (17,303,358)  (39,466,817)     (40,753)    8,371,808
                                                             ------------  ------------  -----------  ------------
   Increase (decrease) in net assets resulting from
     operations                                                16,083,984     4,459,305      401,142    22,735,071
                                                             ------------  ------------  -----------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                 13,902,421    18,328,574      296,145    17,121,707
  Cost of units redeemed                                      (41,856,360)  (33,550,880)    (741,996)  (30,033,991)
  Net transfers                                                18,411,701     4,221,770      180,460       678,972
  Contract maintenance charge                                  (1,338,548)     (963,063)      (5,883)   (1,012,929)
  Adjustments to net assets allocated to contracts in
   payout period                                                   12,429        10,461           --        11,629
                                                             ------------  ------------  -----------  ------------
   Increase (decrease) in net assets resulting from
     principal transactions                                   (10,868,357)  (11,953,138)    (271,274)  (13,234,612)
                                                             ------------  ------------  -----------  ------------
Increase (decrease) in net assets                               5,215,627    (7,493,833)     129,868     9,500,459
Net assets at beginning of period                             365,584,176   327,531,412    5,899,166   283,507,573
                                                             ------------  ------------  -----------  ------------
Net assets at end of period                                  $370,799,803  $320,037,579  $ 6,029,034  $293,008,032
                                                             ============  ============  ===========  ============
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                               $  2,078,870  $  1,103,287  $   (34,549) $  1,424,823
  Net realized gain (losses)                                    9,106,079    12,519,949      584,043    12,385,002
  Capital gain dist from mutual funds                                  --            --           --            --
  Change in net unrealized appreciation (depreciation) of
   investments                                                 55,686,860    61,244,792    1,238,832    61,675,264
                                                             ------------  ------------  -----------  ------------
   Increase (decrease) in net assets resulting from
     operations                                                66,871,809    74,868,028    1,788,326    75,485,089
                                                             ------------  ------------  -----------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                  6,889,694    17,265,350      208,324    18,054,343
  Cost of units redeemed                                      (40,347,458)  (33,257,295)    (904,525)  (30,667,064)
  Net transfers                                                32,064,064   (11,524,701)    (415,744)   (7,805,993)
  Contract maintenance charge                                    (865,136)     (897,878)      (6,384)     (816,511)
  Adjustments to net assets allocated to contracts in
   payout period                                                  (26,184)      (11,848)          (1)       (9,618)
                                                             ------------  ------------  -----------  ------------
   Increase (decrease) in net assets resulting from
     principal transactions                                    (2,285,020)  (28,426,372)  (1,118,330)  (21,244,843)
                                                             ------------  ------------  -----------  ------------
Increase (decrease) in net assets                              64,586,789    46,441,656      669,996    54,240,246
Net assets at beginning of period                             300,997,387   281,089,756    5,229,170   229,267,327
                                                             ------------  ------------  -----------  ------------
Net assets at end of period                                  $365,584,176  $327,531,412  $ 5,899,166  $283,507,573
                                                             ============  ============  ===========  ============

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

                                                                                                     Franklin
                                                                                                    Templeton
                                                                         Invesco VI                    VIP
                                                                           Growth       Franklin     Founding        AST
                                                                            and          Income       Funds        Growth
                                                                           Income      Securities  Allocations    Portfolio
                                                                       Fund Series II     Fund     Fund Class 2    Class 1
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                          $  1,758,626  $ 1,442,614  $    341,504  $  (122,722)
  Net realized gain (losses)                                              12,620,936      870,217       655,691    1,207,739
  Capital gain dist from mutual funds                                     34,570,774           --        15,468           --
  Change in net unrealized appreciation (depreciation) of investments    (23,520,605)  (1,133,056)     (738,754)     834,288
                                                                        ------------  -----------  ------------  -----------
   Increase (decrease) in net assets resulting from operations            25,429,731    1,179,775       273,909    1,919,305
                                                                        ------------  -----------  ------------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                            15,748,691    4,105,350     4,196,475      159,098
  Cost of units redeemed                                                 (28,461,803)  (2,884,276)   (2,384,649)  (3,600,384)
  Net transfers                                                           (1,896,062)   2,553,209       (87,988)    (552,295)
  Contract maintenance charge                                             (1,151,900)    (189,694)      (91,623)         (37)
  Adjustments to net assets allocated to contracts in payout period            8,990          125         1,659       (1,112)
                                                                        ------------  -----------  ------------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        (15,752,084)   3,584,714     1,633,874   (3,994,730)
                                                                        ------------  -----------  ------------  -----------
Increase (decrease) in net assets                                          9,677,647    4,764,489     1,907,783   (2,075,425)
Net assets at beginning of period                                        289,855,640   33,527,085    17,293,792   32,037,012
                                                                        ------------  -----------  ------------  -----------
Net assets at end of period                                             $299,533,287  $38,291,574  $ 19,201,575  $29,961,587
                                                                        ============  ===========  ============  ===========
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                          $  1,004,785  $ 1,357,203  $  2,737,703  $   (50,136)
  Net realized gain (losses)                                              13,699,387      603,155     2,476,439      739,224
  Capital gain dist from mutual funds                                      2,333,506           --     4,272,630           --
  Change in net unrealized appreciation (depreciation) of investments     57,719,618    1,361,628    (4,938,852)   8,201,593
                                                                        ------------  -----------  ------------  -----------
   Increase (decrease) in net assets resulting from operations            74,757,296    3,321,986     4,547,920    8,890,681
                                                                        ------------  -----------  ------------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                            18,598,899    3,610,916     1,399,637       55,218
  Cost of units redeemed                                                 (30,225,910)  (3,186,969)   (2,565,881)  (4,650,885)
  Net transfers                                                          (13,689,012)   7,979,740   (11,277,162)  (1,245,436)
  Contract maintenance charge                                             (1,007,100)    (133,600)     (165,979)         (33)
  Adjustments to net assets allocated to contracts in payout period           (3,478)         (64)           --      (19,212)
                                                                        ------------  -----------  ------------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        (26,326,601)   8,270,023   (12,609,385)  (5,860,348)
                                                                        ------------  -----------  ------------  -----------
Increase (decrease) in net assets                                         48,430,695   11,592,009    (8,061,465)   3,030,333
Net assets at beginning of period                                        241,424,945   21,935,076    25,355,257   29,006,679
                                                                        ------------  -----------  ------------  -----------
Net assets at end of period                                             $289,855,640  $33,527,085  $ 17,293,792  $32,037,012
                                                                        ============  ===========  ============  ===========

                                                                                                      AST
                                                                                        AST        Government
                                                                                     Government       and           AST
                                                                           AST          and         Quality       Capital
                                                                         Growth       Quality         Bond      Appreciation
                                                                        Portfolio  Bond Portfolio  Portfolio     Portfolio
                                                                         Class 3      Class 1       Class 3       Class 1
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                         $  (35,927)  $   350,821   $  1,379,823  $   (742,210)
  Net realized gain (losses)                                              319,810        29,961       (102,767)    4,192,772
  Capital gain dist from mutual funds                                          --            --             --    13,314,499
  Change in net unrealized appreciation (depreciation) of investments      74,748     1,250,384      5,690,596    (6,411,780)
                                                                       ----------   -----------   ------------  ------------
   Increase (decrease) in net assets resulting from operations            358,631     1,631,166      6,967,652    10,353,281
                                                                       ----------   -----------   ------------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                            820,136        11,871     17,039,586       156,904
  Cost of units redeemed                                                 (614,012)   (6,796,371)   (11,511,205)  (10,792,524)
  Net transfers                                                           178,750     1,449,393     10,118,218    (2,205,693)
  Contract maintenance charge                                             (19,302)          (34)    (1,212,109)          (33)
  Adjustments to net assets allocated to contracts in payout period           731           653            (54)        2,030
                                                                       ----------   -----------   ------------  ------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                         366,303    (5,334,488)    14,434,436   (12,839,316)
                                                                       ----------   -----------   ------------  ------------
Increase (decrease) in net assets                                         724,934    (3,703,322)    21,402,088    (2,486,035)
Net assets at beginning of period                                       5,506,047    41,570,606    171,288,409    79,467,770
                                                                       ----------   -----------   ------------  ------------
Net assets at end of period                                            $6,230,981   $37,867,284   $192,690,497  $ 76,981,735
                                                                       ==========   ===========   ============  ============
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                         $  (15,367)  $   648,360   $  2,036,881  $   (703,412)
  Net realized gain (losses)                                              254,578       170,844         51,258     3,411,301
  Capital gain dist from mutual funds                                          --       413,904      1,448,870     8,255,267
  Change in net unrealized appreciation (depreciation) of investments   1,129,869    (2,629,832)    (8,281,746)   11,213,129
                                                                       ----------   -----------   ------------  ------------
   Increase (decrease) in net assets resulting from operations          1,369,080    (1,396,724)    (4,744,737)   22,176,285
                                                                       ----------   -----------   ------------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                            464,579       106,876     22,652,649       104,340
  Cost of units redeemed                                                 (471,910)   (7,011,379)   (12,003,848)  (10,320,758)
  Net transfers                                                            99,724      (608,235)    35,176,525    (2,816,070)
  Contract maintenance charge                                             (19,587)          (35)      (967,331)         (110)
  Adjustments to net assets allocated to contracts in payout period          (809)      (27,875)           102          (163)
                                                                       ----------   -----------   ------------  ------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                          71,997    (7,540,648)    44,858,097   (13,032,761)
                                                                       ----------   -----------   ------------  ------------
Increase (decrease) in net assets                                       1,441,077    (8,937,372)    40,113,360     9,143,524
Net assets at beginning of period                                       4,064,970    50,507,978    131,175,049    70,324,246
                                                                       ----------   -----------   ------------  ------------
Net assets at end of period                                            $5,506,047   $41,570,606   $171,288,409  $ 79,467,770
                                                                       ==========   ===========   ============  ============

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

                                                                                                                  SAST
                                                                           AST          SAST          AST         Small
                                                                         Capital       Equity       Natural      Company
                                                                       Appreciation     Index      Resources      Value
                                                                        Portfolio     Portfolio    Portfolio    Portfolio
                                                                         Class 3       Class 1      Class 3      Class 3
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                         $ (1,424,097) $   (67,789) $    (6,141) $  (291,742)
  Net realized gain (losses)                                              5,842,417      556,952     (242,358)   2,544,693
  Capital gain dist from mutual funds                                    28,846,794       80,176           --    1,140,151
  Change in net unrealized appreciation (depreciation) of investments   (12,484,150)     615,909     (847,287)  (3,743,549)
                                                                       ------------  -----------  -----------  -----------
   Increase (decrease) in net assets resulting from operations           20,780,964    1,185,248   (1,095,786)    (350,447)
                                                                       ------------  -----------  -----------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                           12,350,998           11      350,220    2,747,017
  Cost of units redeemed                                                (14,020,457)  (1,466,379)    (561,745)  (2,803,157)
  Net transfers                                                             304,276       37,337      723,139      272,246
  Contract maintenance charge                                              (728,202)          --      (23,524)    (179,703)
  Adjustments to net assets allocated to contracts in payout period             760          352           --           71
                                                                       ------------  -----------  -----------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        (2,092,625)  (1,428,679)     488,090       36,474
                                                                       ------------  -----------  -----------  -----------
Increase (decrease) in net assets                                        18,688,339     (243,431)    (607,696)    (313,973)
Net assets at beginning of period                                       146,217,010   11,042,792    5,802,117   35,459,134
                                                                       ------------  -----------  -----------  -----------
Net assets at end of period                                            $164,905,349  $10,799,361  $ 5,194,421  $35,145,161
                                                                       ============  ===========  ===========  ===========
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                         $ (1,072,654) $   (95,668) $    (8,962) $   (97,244)
  Net realized gain (losses)                                              4,636,617      282,268     (415,244)   5,164,626
  Capital gain dist from mutual funds                                    14,492,721           --           --      110,374
  Change in net unrealized appreciation (depreciation) of investments    18,268,213    2,486,984      695,465    5,203,554
                                                                       ------------  -----------  -----------  -----------
   Increase (decrease) in net assets resulting from operations           36,324,897    2,673,584      271,259   10,381,310
                                                                       ------------  -----------  -----------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                           14,304,721        8,995      215,479    1,995,659
  Cost of units redeemed                                                (13,911,103)  (1,076,808)    (525,287)  (3,158,170)
  Net transfers                                                           1,636,601         (860)      (2,429)  (7,691,324)
  Contract maintenance charge                                              (493,304)          --      (25,579)    (223,061)
  Adjustments to net assets allocated to contracts in payout period          (1,437)         214           --           (3)
                                                                       ------------  -----------  -----------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                         1,535,478   (1,068,459)    (337,816)  (9,076,899)
                                                                       ------------  -----------  -----------  -----------
Increase (decrease) in net assets                                        37,860,375    1,605,125      (66,557)   1,304,411
Net assets at beginning of period                                       108,356,635    9,437,667    5,868,674   34,154,723
                                                                       ------------  -----------  -----------  -----------
Net assets at end of period                                            $146,217,010  $11,042,792  $ 5,802,117  $35,459,134
                                                                       ============  ===========  ===========  ===========

                                                                          SAST        SAST        SAST        SAST
                                                                         Mid-Cap     Mid-Cap     Capital     Capital
                                                                         Growth      Growth      Growth      Growth
                                                                        Portfolio   Portfolio   Portfolio   Portfolio
                                                                         Class 1     Class 3     Class 1     Class 3
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                         $  (41,560) $  (253,103) $  (6,930) $  (37,459)
  Net realized gain (losses)                                              389,311    1,305,931     33,382     207,313
  Capital gain dist from mutual funds                                     391,115    2,208,171         --          --
  Change in net unrealized appreciation (depreciation) of investments    (285,055)    (845,880)    39,689     126,095
                                                                       ----------  -----------  ---------  ----------
   Increase (decrease) in net assets resulting from operations            453,811    2,415,119     66,141     295,949
                                                                       ----------  -----------  ---------  ----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                             27,611    1,751,913        434     317,903
  Cost of units redeemed                                                 (441,742)  (1,455,591)   (75,420)   (312,516)
  Net transfers                                                           145,189     (681,791)    (9,853)     25,738
  Contract maintenance charge                                                  --     (143,134)        --     (15,758)
  Adjustments to net assets allocated to contracts in payout period            37           --         --          --
                                                                       ----------  -----------  ---------  ----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        (268,905)    (528,603)   (84,839)     15,367
                                                                       ----------  -----------  ---------  ----------
Increase (decrease) in net assets                                         184,906    1,886,516    (18,698)    311,316
Net assets at beginning of period                                       4,620,399   24,526,233    898,784   3,823,323
                                                                       ----------  -----------  ---------  ----------
Net assets at end of period                                            $4,805,305  $26,412,749  $ 880,086  $4,134,639
                                                                       ==========  ===========  =========  ==========
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                         $  (35,354) $  (212,331) $    (820) $  (10,747)
  Net realized gain (losses)                                              286,502    1,361,732     45,445     203,069
  Capital gain dist from mutual funds                                          --           --         --          --
  Change in net unrealized appreciation (depreciation) of investments   1,141,135    6,235,130    167,447     671,446
                                                                       ----------  -----------  ---------  ----------
   Increase (decrease) in net assets resulting from operations          1,392,283    7,384,531    212,072     863,768
                                                                       ----------  -----------  ---------  ----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                             10,579    2,091,461         28     217,848
  Cost of units redeemed                                                 (476,699)  (1,184,701)  (119,814)   (362,059)
  Net transfers                                                           294,289   (1,472,102)   (32,741)   (132,972)
  Contract maintenance charge                                                  --     (147,778)        --     (16,173)
  Adjustments to net assets allocated to contracts in payout period          (218)         115         --          --
                                                                       ----------  -----------  ---------  ----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        (172,049)    (713,005)  (152,527)   (293,356)
                                                                       ----------  -----------  ---------  ----------
Increase (decrease) in net assets                                       1,220,234    6,671,526     59,545     570,412
Net assets at beginning of period                                       3,400,165   17,854,707    839,239   3,252,911
                                                                       ----------  -----------  ---------  ----------
Net assets at end of period                                            $4,620,399  $24,526,233  $ 898,784  $3,823,323
                                                                       ==========  ===========  =========  ==========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

                                                                                                    SAST
                                                                        SAST Blue   SAST Blue      Growth      SAST Growth
                                                                       Chip Growth Chip Growth  Opportunities Opportunities
                                                                        Portfolio   Portfolio     Portfolio     Portfolio
                                                                         Class 1     Class 3       Class 1       Class 3
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                         $  (11,573) $   (59,333)  $  (16,918)  $   (193,975)
  Net realized gain (losses)                                              115,588      160,475      152,246      2,181,661
  Capital gain dist from mutual funds                                      62,999      383,443      256,630      2,784,941
  Change in net unrealized appreciation (depreciation) of investments     (28,656)     160,655     (332,372)    (4,232,061)
                                                                       ----------  -----------   ----------   ------------
   Increase (decrease) in net assets resulting from operations            138,358      645,240       59,586        540,566
                                                                       ----------  -----------   ----------   ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                             11,062    5,962,779        9,149        976,759
  Cost of units redeemed                                                 (202,832)    (281,978)    (266,304)    (1,630,910)
  Net transfers                                                          (124,084)   1,004,362      101,778     (2,049,254)
  Contract maintenance charge                                                  --      (13,798)          --       (125,624)
  Adjustments to net assets allocated to contracts in payout period            --           --           --             --
                                                                       ----------  -----------   ----------   ------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        (315,854)   6,671,365     (155,377)    (2,829,029)
                                                                       ----------  -----------   ----------   ------------
Increase (decrease) in net assets                                        (177,496)   7,316,605      (95,791)    (2,288,463)
Net assets at beginning of period                                       1,567,805    3,167,173    2,031,411     22,855,474
                                                                       ----------  -----------   ----------   ------------
Net assets at end of period                                            $1,390,309  $10,483,778   $1,935,620   $ 20,567,011
                                                                       ==========  ===========   ==========   ============
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                         $   (6,922) $   (22,430)  $  (16,143)  $   (234,076)
  Net realized gain (losses)                                              123,133      178,595      129,743      5,983,153
  Capital gain dist from mutual funds                                     105,228      212,620      108,869      1,338,186
  Change in net unrealized appreciation (depreciation) of investments     160,720      408,554      354,125        902,330
                                                                       ----------  -----------   ----------   ------------
   Increase (decrease) in net assets resulting from operations            382,159      777,339      576,594      7,989,593
                                                                       ----------  -----------   ----------   ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                            202,980      480,350          955      1,798,671
  Cost of units redeemed                                                 (115,638)    (172,366)    (221,652)    (1,989,138)
  Net transfers                                                            (6,628)    (194,027)      37,990     (9,862,191)
  Contract maintenance charge                                                  --      (14,083)          --       (199,541)
  Adjustments to net assets allocated to contracts in payout period            --           --         (487)            79
                                                                       ----------  -----------   ----------   ------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                          80,714       99,874     (183,194)   (10,252,120)
                                                                       ----------  -----------   ----------   ------------
Increase (decrease) in net assets                                         462,873      877,213      393,400     (2,262,527)
Net assets at beginning of period                                       1,104,932    2,289,960    1,638,011     25,118,001
                                                                       ----------  -----------   ----------   ------------
Net assets at end of period                                            $1,567,805  $ 3,167,173   $2,031,411   $ 22,855,474
                                                                       ==========  ===========   ==========   ============

                                                                                              SAST Marsico
                                                                          SAST       SAST       Focused    SAST Small &
                                                                       Technology Technology     Growth    Mid Cap Value
                                                                       Portfolio  Portfolio    Portfolio     Portfolio
                                                                        Class 1    Class 3      Class 3       Class 3
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                          $ (2,904) $   (8,970) $  (206,513) $   (143,390)
  Net realized gain (losses)                                              42,547      58,279      772,916     5,161,177
  Capital gain dist from mutual funds                                         --          --    1,445,586     7,006,581
  Change in net unrealized appreciation (depreciation) of investments     30,466     146,894      111,985    (8,567,328)
                                                                        --------  ----------  -----------  ------------
   Increase (decrease) in net assets resulting from operations            70,109     196,203    2,123,974     3,457,040
                                                                        --------  ----------  -----------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                                --     192,753    4,283,085     3,459,785
  Cost of units redeemed                                                 (58,576)    (82,303)  (1,134,161)   (4,100,698)
  Net transfers                                                           (9,633)    149,063    2,692,636    (4,054,307)
  Contract maintenance charge                                                 --      (2,389)    (150,814)     (279,150)
  Adjustments to net assets allocated to contracts in payout period           --          --           --           682
                                                                        --------  ----------  -----------  ------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        (68,209)    257,124    5,690,746    (4,973,688)
                                                                        --------  ----------  -----------  ------------
Increase (decrease) in net assets                                          1,900     453,327    7,814,720    (1,516,648)
Net assets at beginning of period                                        350,624     718,532   16,291,121    47,709,929
                                                                        --------  ----------  -----------  ------------
Net assets at end of period                                             $352,524  $1,171,859  $24,105,841  $ 46,193,281
                                                                        ========  ==========  ===========  ============
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                          $ (2,852) $   (5,747) $   (80,666) $   (343,083)
  Net realized gain (losses)                                              14,418      25,372      255,911    11,524,184
  Capital gain dist from mutual funds                                         --          --      347,702     3,495,570
  Change in net unrealized appreciation (depreciation) of investments     59,507     120,020    2,037,620     1,583,782
                                                                        --------  ----------  -----------  ------------
   Increase (decrease) in net assets resulting from operations            71,073     139,645    2,560,567    16,260,453
                                                                        --------  ----------  -----------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                                --      77,723    4,817,724     3,297,852
  Cost of units redeemed                                                 (35,878)   (129,424)    (602,656)   (4,535,795)
  Net transfers                                                            4,639      19,514    4,941,860   (18,397,891)
  Contract maintenance charge                                                 --      (2,213)     (53,891)     (385,819)
  Adjustments to net assets allocated to contracts in payout period           --          --            2          (824)
                                                                        --------  ----------  -----------  ------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        (31,239)    (34,400)   9,103,039   (20,022,477)
                                                                        --------  ----------  -----------  ------------
Increase (decrease) in net assets                                         39,834     105,245   11,663,606    (3,762,024)
Net assets at beginning of period                                        310,790     613,287    4,627,515    51,471,953
                                                                        --------  ----------  -----------  ------------
Net assets at end of period                                             $350,624  $  718,532  $16,291,121  $ 47,709,929
                                                                        ========  ==========  ===========  ============

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

                                                                                        SAST
                                                                           SAST         Small        SAST          SAST
                                                                          Foreign      Company       Cash          Cash
                                                                           Value        Value     Management    Management
                                                                         Portfolio    Portfolio   Portfolio     Portfolio
                                                                          Class 3      Class 1     Class 1       Class 3
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                         $     83,461  $  (35,948) $   (117,427) $    (92,611)
  Net realized gain (losses)                                              2,207,768     343,645       (55,915)      (52,747)
  Capital gain dist from mutual funds                                            --     113,147            --            --
  Change in net unrealized appreciation (depreciation) of investments   (10,909,987)   (468,722)       21,421        (1,959)
                                                                       ------------  ----------  ------------  ------------
   Increase (decrease) in net assets resulting from operations           (8,618,758)    (47,878)     (151,921)     (147,317)
                                                                       ------------  ----------  ------------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                            7,948,049           8       164,736     5,401,695
  Cost of units redeemed                                                 (7,379,164)   (631,990)  (12,860,778)   (8,393,904)
  Net transfers                                                          10,563,339     (23,642)   10,161,552     2,196,670
  Contract maintenance charge                                              (660,797)         --            (6)      (50,853)
  Adjustments to net assets allocated to contracts in payout period              21          --           113            --
                                                                       ------------  ----------  ------------  ------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        10,471,448    (655,624)   (2,534,383)     (846,392)
                                                                       ------------  ----------  ------------  ------------
Increase (decrease) in net assets                                         1,852,690    (703,502)   (2,686,304)     (993,709)
Net assets at beginning of period                                       105,700,199   4,202,516    13,948,521    11,594,279
                                                                       ------------  ----------  ------------  ------------
Net assets at end of period                                            $107,552,889  $3,499,014  $ 11,262,217  $ 10,600,570
                                                                       ============  ==========  ============  ============
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                         $    726,527  $  (13,567) $   (135,466) $    (85,393)
  Net realized gain (losses)                                              3,816,364     229,965       (70,656)      (57,062)
  Capital gain dist from mutual funds                                            --      12,413            --            --
  Change in net unrealized appreciation (depreciation) of investments    15,382,419     887,303        33,497         6,335
                                                                       ------------  ----------  ------------  ------------
   Increase (decrease) in net assets resulting from operations           19,925,310   1,116,114      (172,625)     (136,120)
                                                                       ------------  ----------  ------------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                           10,505,214          --       714,361     7,084,893
  Cost of units redeemed                                                 (8,123,126)   (522,963)  (15,866,973)  (11,277,355)
  Net transfers                                                          (5,559,877)     21,890    14,409,027     5,997,005
  Contract maintenance charge                                              (691,032)         --            (6)      (61,115)
  Adjustments to net assets allocated to contracts in payout period              (8)         --          (389)           --
                                                                       ------------  ----------  ------------  ------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        (3,868,829)   (501,073)     (743,980)    1,743,428
                                                                       ------------  ----------  ------------  ------------
Increase (decrease) in net assets                                        16,056,481     615,041      (916,605)    1,607,308
Net assets at beginning of period                                        89,643,718   3,587,475    14,865,126     9,986,971
                                                                       ------------  ----------  ------------  ------------
Net assets at end of period                                            $105,700,199  $4,202,516  $ 13,948,521  $ 11,594,279
                                                                       ============  ==========  ============  ============

                                                                          SAST          SAST         SAST         SAST
                                                                        Corporate     Corporate     Global       Global
                                                                          Bond          Bond         Bond         Bond
                                                                        Portfolio     Portfolio    Portfolio    Portfolio
                                                                         Class 1       Class 3      Class 1      Class 3
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                         $ 1,354,811  $  5,454,988  $  (108,151) $  (438,378)
  Net realized gain (losses)                                             1,113,616     2,294,843     (157,625)    (244,017)
  Capital gain dist from mutual funds                                      138,421       602,185           --           --
  Change in net unrealized appreciation (depreciation) of investments      (15,526)    1,211,691      156,590     (248,138)
                                                                       -----------  ------------  -----------  -----------
   Increase (decrease) in net assets resulting from operations           2,591,322     9,563,707     (109,186)    (930,533)
                                                                       -----------  ------------  -----------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                              95,365    14,356,835        3,277    6,489,928
  Cost of units redeemed                                                (7,736,950)  (17,173,015)  (1,522,161)  (3,120,627)
  Net transfers                                                              8,471     8,259,007      402,046    6,724,536
  Contract maintenance charge                                                  (16)   (1,197,859)          --     (308,441)
  Adjustments to net assets allocated to contracts in payout period            322        (2,153)           2           22
                                                                       -----------  ------------  -----------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                       (7,632,808)    4,242,815   (1,116,836)   9,785,418
                                                                       -----------  ------------  -----------  -----------
Increase (decrease) in net assets                                       (5,041,486)   13,806,522   (1,226,022)   8,854,885
Net assets at beginning of period                                       54,649,711   207,084,383   11,831,585   41,823,434
                                                                       -----------  ------------  -----------  -----------
Net assets at end of period                                            $49,608,225  $220,890,905  $10,605,563  $50,678,319
                                                                       ===========  ============  ===========  ===========
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                         $ 1,897,934  $  6,472,339  $    23,586  $    53,465
  Net realized gain (losses)                                             1,415,631     2,782,455     (222,224)    (247,755)
  Capital gain dist from mutual funds                                      662,381     2,362,833      103,336      327,871
  Change in net unrealized appreciation (depreciation) of investments   (3,718,693)  (10,926,668)    (498,775)  (1,574,774)
                                                                       -----------  ------------  -----------  -----------
   Increase (decrease) in net assets resulting from operations             257,253       690,959     (594,077)  (1,441,193)
                                                                       -----------  ------------  -----------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                              38,082    18,524,405        5,712    6,276,415
  Cost of units redeemed                                                (8,148,593)  (20,347,620)  (1,665,793)  (3,343,934)
  Net transfers                                                         (1,016,663)   23,497,752      439,209   10,093,210
  Contract maintenance charge                                                  (16)     (957,826)          --     (209,635)
  Adjustments to net assets allocated to contracts in payout period         (1,238)        2,882          (46)          53
                                                                       -----------  ------------  -----------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                       (9,128,428)   20,719,593   (1,220,918)  12,816,109
                                                                       -----------  ------------  -----------  -----------
Increase (decrease) in net assets                                       (8,871,175)   21,410,552   (1,814,995)  11,374,916
Net assets at beginning of period                                       63,520,886   185,673,831   13,646,580   30,448,518
                                                                       -----------  ------------  -----------  -----------
Net assets at end of period                                            $54,649,711  $207,084,383  $11,831,585  $41,823,434
                                                                       ===========  ============  ===========  ===========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

                                                                        SAST High-   SAST High-   AST Asset    AST Asset
                                                                        Yield Bond   Yield Bond   Allocation   Allocation
                                                                        Portfolio    Portfolio    Portfolio    Portfolio
                                                                         Class 1      Class 3      Class 1      Class 3
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                         $   497,025  $ 1,906,210  $   150,862  $   200,284
  Net realized gain (losses)                                               374,845      568,280      484,926      443,786
  Capital gain dist from mutual funds                                           --           --      305,620      408,497
  Change in net unrealized appreciation (depreciation) of investments     (838,791)  (2,680,091)    (231,480)    (166,430)
                                                                       -----------  -----------  -----------  -----------
   Increase (decrease) in net assets resulting from operations              33,079     (205,601)     709,928      886,137
                                                                       -----------  -----------  -----------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                               5,194    4,094,413           --    1,309,098
  Cost of units redeemed                                                (1,601,625)  (3,918,588)  (1,668,708)  (1,055,428)
  Net transfers                                                           (227,087)   3,517,582      181,807    1,412,309
  Contract maintenance charge                                                   --     (249,544)         (19)    (110,298)
  Adjustments to net assets allocated to contracts in payout period             --          232          636           (7)
                                                                       -----------  -----------  -----------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                       (1,823,518)   3,444,095   (1,486,284)   1,555,674
                                                                       -----------  -----------  -----------  -----------
Increase (decrease) in net assets                                       (1,790,439)   3,238,494     (776,356)   2,441,811
Net assets at beginning of period                                       13,109,667   44,998,208   12,011,828   12,907,632
                                                                       -----------  -----------  -----------  -----------
Net assets at end of period                                            $11,319,228  $48,236,702  $11,235,472  $15,349,443
                                                                       ===========  ===========  ===========  ===========
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                         $   573,007  $ 1,850,173  $   196,227  $   204,396
  Net realized gain (losses)                                               426,409      614,468      598,961      365,041
  Capital gain dist from mutual funds                                           --           --           --           --
  Change in net unrealized appreciation (depreciation) of investments     (102,632)     194,354    1,088,762      851,589
                                                                       -----------  -----------  -----------  -----------
   Increase (decrease) in net assets resulting from operations             896,784    2,658,995    1,883,950    1,421,026
                                                                       -----------  -----------  -----------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                               3,460    4,266,069       26,861      468,852
  Cost of units redeemed                                                (2,034,618)  (4,639,769)  (2,462,289)    (891,799)
  Net transfers                                                            271,731    4,127,011      126,904    5,343,708
  Contract maintenance charge                                                   --     (197,499)         (18)     (52,059)
  Adjustments to net assets allocated to contracts in payout period             (2)         116         (624)          --
                                                                       -----------  -----------  -----------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                       (1,759,429)   3,555,928   (2,309,166)   4,868,702
                                                                       -----------  -----------  -----------  -----------
Increase (decrease) in net assets                                         (862,645)   6,214,923     (425,216)   6,289,728
Net assets at beginning of period                                       13,972,312   38,783,285   12,437,044    6,617,904
                                                                       -----------  -----------  -----------  -----------
Net assets at end of period                                            $13,109,667  $44,998,208  $12,011,828  $12,907,632
                                                                       ===========  ===========  ===========  ===========

                                                                       SAST Growth- SAST Growth- SAST Global SAST Global
                                                                          Income       Income     Equities    Equities
                                                                        Portfolio    Portfolio    Portfolio   Portfolio
                                                                         Class 1      Class 3      Class 1     Class 3
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                         $    16,398  $   128,168  $  (23,083) $  (12,410)
  Net realized gain (losses)                                               865,867    2,312,787     165,187     118,980
  Capital gain dist from mutual funds                                      738,834    2,556,217          --          --
  Change in net unrealized appreciation (depreciation) of investments      822,263    3,084,143      26,121     (28,360)
                                                                       -----------  -----------  ----------  ----------
   Increase (decrease) in net assets resulting from operations           2,443,362    8,081,315     168,225      78,210
                                                                       -----------  -----------  ----------  ----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                              11,082   12,839,052           1     740,497
  Cost of units redeemed                                                (2,348,294)  (3,211,855)   (783,282)   (298,457)
  Net transfers                                                            (34,859)   5,987,943     454,957     785,355
  Contract maintenance charge                                                 (230)    (455,166)         --      (5,845)
  Adjustments to net assets allocated to contracts in payout period          1,412            1           6          --
                                                                       -----------  -----------  ----------  ----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                       (2,370,889)  15,159,975    (328,318)  1,221,550
                                                                       -----------  -----------  ----------  ----------
Increase (decrease) in net assets                                           72,473   23,241,290    (160,093)  1,299,760
Net assets at beginning of period                                       20,492,451   48,750,303   5,542,705   2,356,088
                                                                       -----------  -----------  ----------  ----------
Net assets at end of period                                            $20,564,924  $71,991,593  $5,382,612  $3,655,848
                                                                       ===========  ===========  ==========  ==========
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                         $    66,847  $   244,538  $  (29,122) $   (9,084)
  Net realized gain (losses)                                               761,893      633,471     110,157      62,351
  Capital gain dist from mutual funds                                      356,678      688,754          --          --
  Change in net unrealized appreciation (depreciation) of investments    3,956,117    5,164,233   1,093,524     339,453
                                                                       -----------  -----------  ----------  ----------
   Increase (decrease) in net assets resulting from operations           5,141,535    6,730,996   1,174,559     392,720
                                                                       -----------  -----------  ----------  ----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                              15,263   13,881,666       2,052     567,856
  Cost of units redeemed                                                (2,511,398)  (1,424,205)   (480,941)   (142,005)
  Net transfers                                                           (232,303)  15,932,863    (132,577)    117,197
  Contract maintenance charge                                                 (259)    (181,893)         --      (5,510)
  Adjustments to net assets allocated to contracts in payout period           (957)          20         (48)         --
                                                                       -----------  -----------  ----------  ----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                       (2,729,654)  28,208,451    (611,514)    537,538
                                                                       -----------  -----------  ----------  ----------
Increase (decrease) in net assets                                        2,411,881   34,939,447     563,045     930,258
Net assets at beginning of period                                       18,080,570   13,810,856   4,979,660   1,425,830
                                                                       -----------  -----------  ----------  ----------
Net assets at end of period                                            $20,492,451  $48,750,303  $5,542,705  $2,356,088
                                                                       ===========  ===========  ==========  ==========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

                                                                                                      SAST
                                                                          SAST         SAST            MFS          SAST MFS
                                                                        Alliance     Alliance     Massachusetts   Massachusetts
                                                                         Growth       Growth        Investors    Investors Trust
                                                                        Portfolio    Portfolio   Trust Portfolio    Portfolio
                                                                         Class 1      Class 3        Class 1         Class 3
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                         $  (281,138) $   (93,490)   $   (15,711)   $   (611,787)
  Net realized gain (losses)                                               773,509      719,170        558,515       3,694,275
  Capital gain dist from mutual funds                                           --           --        186,385       4,314,484
  Change in net unrealized appreciation (depreciation) of investments    2,348,025      675,996       (274,197)      2,574,503
                                                                       -----------  -----------    -----------    ------------
   Increase (decrease) in net assets resulting from operations           2,840,396    1,301,676        454,992       9,971,475
                                                                       -----------  -----------    -----------    ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                              11,802      637,206          7,028      15,810,920
  Cost of units redeemed                                                (3,020,239)  (1,049,285)      (972,166)     (5,399,220)
  Net transfers                                                           (171,705)    (532,104)       (78,857)      5,459,695
  Contract maintenance charge                                                 (416)     (24,033)            --        (765,345)
  Adjustments to net assets allocated to contracts in payout period            (41)          --             56              --
                                                                       -----------  -----------    -----------    ------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                       (3,180,599)    (968,216)    (1,043,939)     15,106,050
                                                                       -----------  -----------    -----------    ------------
Increase (decrease) in net assets                                         (340,203)     333,460       (588,947)     25,077,525
Net assets at beginning of period                                       24,138,772   10,575,523      5,506,440      89,501,822
                                                                       -----------  -----------    -----------    ------------
Net assets at end of period                                            $23,798,569  $10,908,983    $ 4,917,493    $114,579,347
                                                                       ===========  ===========    ===========    ============
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                         $  (204,233) $   (81,738)   $   (12,025)   $   (316,003)
  Net realized gain (losses)                                                68,316      494,271        301,735       3,302,340
  Capital gain dist from mutual funds                                           --           --        100,928       1,499,071
  Change in net unrealized appreciation (depreciation) of investments    6,994,130    2,592,284        931,550      13,382,805
                                                                       -----------  -----------    -----------    ------------
   Increase (decrease) in net assets resulting from operations           6,858,213    3,004,817      1,322,188      17,868,213
                                                                       -----------  -----------    -----------    ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                                 756      269,437         20,672      18,437,117
  Cost of units redeemed                                                (3,306,971)  (1,139,139)      (582,518)     (4,571,260)
  Net transfers                                                           (635,295)    (453,195)       530,712       6,824,887
  Contract maintenance charge                                                 (425)     (21,477)            --        (524,303)
  Adjustments to net assets allocated to contracts in payout period            513            1            103              17
                                                                       -----------  -----------    -----------    ------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                       (3,941,422)  (1,344,373)       (31,031)     20,166,458
                                                                       -----------  -----------    -----------    ------------
Increase (decrease) in net assets                                        2,916,791    1,660,444      1,291,157      38,034,671
Net assets at beginning of period                                       21,221,981    8,915,079      4,215,283      51,467,151
                                                                       -----------  -----------    -----------    ------------
Net assets at end of period                                            $24,138,772  $10,575,523    $ 5,506,440    $ 89,501,822
                                                                       ===========  ===========    ===========    ============

                                                                                                                  SAST
                                                                          SAST         SAST         SAST      International
                                                                       Fundamental  Fundamental   Dynamic      Diversified
                                                                         Growth       Growth     Allocation     Equities
                                                                        Portfolio    Portfolio   Portfolio      Portfolio
                                                                         Class 1      Class 3     Class 3        Class 1
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                         $  (118,740) $  (33,695) $ (1,791,451)  $   25,632
  Net realized gain (losses)                                               535,176     255,170       102,336      107,618
  Capital gain dist from mutual funds                                           --          --     5,524,567           --
  Change in net unrealized appreciation (depreciation) of investments      249,045      16,629    16,285,787     (574,101)
                                                                       -----------  ----------  ------------   ----------
   Increase (decrease) in net assets resulting from operations             665,481     238,104    20,121,239     (440,851)
                                                                       -----------  ----------  ------------   ----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                              18,042     275,734   453,739,480        1,318
  Cost of units redeemed                                                (1,695,627)   (238,372)  (12,948,625)    (525,340)
  Net transfers                                                           (317,380)   (173,387)  195,237,994       61,199
  Contract maintenance charge                                                 (155)    (21,037)   (6,131,623)          (2)
  Adjustments to net assets allocated to contracts in payout period           (182)        383            --           37
                                                                       -----------  ----------  ------------   ----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                       (1,995,302)   (156,679)  629,897,226     (462,788)
                                                                       -----------  ----------  ------------   ----------
Increase (decrease) in net assets                                       (1,329,821)     81,425   650,018,465     (903,639)
Net assets at beginning of period                                       11,816,168   3,814,180   334,890,050    5,080,422
                                                                       -----------  ----------  ------------   ----------
Net assets at end of period                                            $10,486,347  $3,895,605  $984,908,515   $4,176,783
                                                                       ===========  ==========  ============   ==========
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                         $  (115,321) $  (31,191) $ (1,738,733)  $   84,406
  Net realized gain (losses)                                               130,779     368,018        52,371      101,046
  Capital gain dist from mutual funds                                           --          --       345,886           --
  Change in net unrealized appreciation (depreciation) of investments    3,264,752     760,994    27,763,670      685,335
                                                                       -----------  ----------  ------------   ----------
   Increase (decrease) in net assets resulting from operations           3,280,210   1,097,821    26,423,194      870,787
                                                                       -----------  ----------  ------------   ----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                               6,254      94,976   151,179,015        1,560
  Cost of units redeemed                                                (1,449,698)   (210,895)   (3,360,602)    (531,459)
  Net transfers                                                            (25,433)   (473,346)   91,299,086       27,284
  Contract maintenance charge                                                 (171)    (22,326)   (1,842,091)          (2)
  Adjustments to net assets allocated to contracts in payout period            460        (420)          (11)     (13,675)
                                                                       -----------  ----------  ------------   ----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                       (1,468,588)   (612,011)  237,275,397     (516,292)
                                                                       -----------  ----------  ------------   ----------
Increase (decrease) in net assets                                        1,811,622     485,810   263,698,591      354,495
Net assets at beginning of period                                       10,004,546   3,328,370    71,191,459    4,725,927
                                                                       -----------  ----------  ------------   ----------
Net assets at end of period                                            $11,816,168  $3,814,180  $334,890,050   $5,080,422
                                                                       ===========  ==========  ============   ==========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

                                                                           SAST
                                                                       International
                                                                        Diversified   SAST Davis    SAST Davis     SAST MFS
                                                                         Equities    Venture Value Venture Value Total Return
                                                                         Portfolio     Portfolio     Portfolio    Portfolio
                                                                          Class 3       Class 1       Class 3      Class 1
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                          $    74,213   $  (183,932) $   (549,317) $    908,851
  Net realized gain (losses)                                                160,270     1,938,807     2,518,883     2,516,493
  Capital gain dist from mutual funds                                            --     4,824,761     9,760,921            --
  Change in net unrealized appreciation (depreciation) of investments    (1,834,756)   (3,518,311)   (5,972,129)    2,165,226
                                                                        -----------   -----------  ------------  ------------
   Increase (decrease) in net assets resulting from operations           (1,600,273)    3,061,325     5,758,358     5,590,570
                                                                        -----------   -----------  ------------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                            1,708,445        84,499     8,320,263       132,623
  Cost of units redeemed                                                 (1,174,157)   (7,110,990)   (8,900,201)  (10,882,656)
  Net transfers                                                           3,800,759    (1,583,643)    2,127,488    (1,146,082)
  Contract maintenance charge                                              (107,599)          (63)     (543,274)           --
  Adjustments to net assets allocated to contracts in payout period             362         3,963           909           148
                                                                        -----------   -----------  ------------  ------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                         4,227,810    (8,606,234)    1,005,185   (11,895,967)
                                                                        -----------   -----------  ------------  ------------
Increase (decrease) in net assets                                         2,627,537    (5,544,909)    6,763,543    (6,305,397)
Net assets at beginning of period                                        13,989,832    58,859,770   103,053,887    80,445,917
                                                                        -----------   -----------  ------------  ------------
Net assets at end of period                                             $16,617,369   $53,314,861  $109,817,430  $ 74,140,520
                                                                        ===========   ===========  ============  ============
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                          $   193,983   $   125,057  $     64,124  $  1,138,496
  Net realized gain (losses)                                                 80,479     1,494,998     3,568,260     1,515,864
  Capital gain dist from mutual funds                                            --     3,249,920     5,530,139            --
  Change in net unrealized appreciation (depreciation) of investments     1,399,181    10,908,989    16,836,625    10,578,410
                                                                        -----------   -----------  ------------  ------------
   Increase (decrease) in net assets resulting from operations            1,673,643    15,778,964    25,999,148    13,232,770
                                                                        -----------   -----------  ------------  ------------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                            3,620,615        45,323     9,482,060        66,921
  Cost of units redeemed                                                   (736,439)   (7,526,301)   (9,874,646)  (11,284,199)
  Net transfers                                                           3,686,146    (2,449,475)   (6,381,257)   (1,179,784)
  Contract maintenance charge                                               (54,290)          (59)     (471,315)           --
  Adjustments to net assets allocated to contracts in payout period            (370)       (1,733)       (1,100)       (2,769)
                                                                        -----------   -----------  ------------  ------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                         6,515,662    (9,932,245)   (7,246,258)  (12,399,831)
                                                                        -----------   -----------  ------------  ------------
Increase (decrease) in net assets                                         8,189,305     5,846,719    18,752,890       832,939
Net assets at beginning of period                                         5,800,527    53,013,051    84,300,997    79,612,978
                                                                        -----------   -----------  ------------  ------------
Net assets at end of period                                             $13,989,832   $58,859,770  $103,053,887  $ 80,445,917
                                                                        ===========   ===========  ============  ============

                                                                                                                   SAST
                                                                         SAST MFS    SAST Total    SAST Total     Telecom
                                                                       Total Return  Return Bond   Return Bond    Utility
                                                                        Portfolio     Portfolio     Portfolio    Portfolio
                                                                         Class 3       Class 1       Class 3      Class 1
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                         $  1,309,576  $    70,908  $    274,906  $   36,947
  Net realized gain (losses)                                              3,200,860      117,913       531,450     166,518
  Capital gain dist from mutual funds                                            --           --            --          --
  Change in net unrealized appreciation (depreciation) of investments     4,730,383      590,387     5,722,070      63,451
                                                                       ------------  -----------  ------------  ----------
   Increase (decrease) in net assets resulting from operations            9,240,819      779,208     6,528,426     266,916
                                                                       ------------  -----------  ------------  ----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                            5,611,655       16,773    20,642,771          --
  Cost of units redeemed                                                (13,739,342)  (3,606,038)  (10,834,896)   (425,832)
  Net transfers                                                             259,810     (282,181)   10,248,480       5,989
  Contract maintenance charge                                              (540,202)          --    (1,397,502)         --
  Adjustments to net assets allocated to contracts in payout period           1,227       (1,920)            1         126
                                                                       ------------  -----------  ------------  ----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        (8,406,852)  (3,873,366)   18,658,854    (419,717)
                                                                       ------------  -----------  ------------  ----------
Increase (decrease) in net assets                                           833,967   (3,094,158)   25,187,280    (152,801)
Net assets at beginning of period                                       131,456,196   22,383,326   176,911,221   2,446,966
                                                                       ------------  -----------  ------------  ----------
Net assets at end of period                                            $132,290,163  $19,289,168  $202,098,501  $2,294,165
                                                                       ============  ===========  ============  ==========
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                         $  1,616,339  $   103,868  $    548,592  $   30,538
  Net realized gain (losses)                                              1,616,364      306,861     1,068,442      99,953
  Capital gain dist from mutual funds                                            --      282,542     2,092,335          --
  Change in net unrealized appreciation (depreciation) of investments    16,491,185   (1,765,041)  (11,116,149)    282,098
                                                                       ------------  -----------  ------------  ----------
   Increase (decrease) in net assets resulting from operations           19,723,888   (1,071,770)   (7,406,780)    412,589
                                                                       ------------  -----------  ------------  ----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                            6,098,029       12,127    25,078,270          --
  Cost of units redeemed                                                (14,897,160)  (4,793,819)  (11,342,978)   (264,033)
  Net transfers                                                           9,137,108    1,643,767    27,020,114      (4,455)
  Contract maintenance charge                                              (470,161)          --    (1,161,486)         --
  Adjustments to net assets allocated to contracts in payout period            (940)         701           (26)        328
                                                                       ------------  -----------  ------------  ----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                          (133,124)  (3,137,224)   39,593,894    (268,160)
                                                                       ------------  -----------  ------------  ----------
Increase (decrease) in net assets                                        19,590,764   (4,208,994)   32,187,114     144,429
Net assets at beginning of period                                       111,865,432   26,592,320   144,724,107   2,302,537
                                                                       ------------  -----------  ------------  ----------
Net assets at end of period                                            $131,456,196  $22,383,326  $176,911,221  $2,446,966
                                                                       ============  ===========  ============  ==========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                          SAST                                    SAST
                                                                         Telecom    SAST Equity   SAST Equity  Aggressive
                                                                         Utility   Opportunities Opportunities   Growth
                                                                        Portfolio    Portfolio     Portfolio   Portfolio
                                                                         Class 3      Class 1       Class 3     Class 1
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                         $   29,580   $   (52,415)  $  (202,261) $  (61,899)
  Net realized gain (losses)                                              156,025       571,656       610,593     224,323
  Capital gain dist from mutual funds                                          --            --            --          --
  Change in net unrealized appreciation (depreciation) of investments      (6,679)      349,782     2,036,127    (205,314)
                                                                       ----------   -----------   -----------  ----------
   Increase (decrease) in net assets resulting from operations            178,926       869,023     2,444,459     (42,890)
                                                                       ----------   -----------   -----------  ----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                            243,690         3,962     6,461,605       6,920
  Cost of units redeemed                                                 (123,720)   (1,044,824)   (1,033,999)   (488,523)
  Net transfers                                                           244,006      (139,490)    4,524,570     (31,658)
  Contract maintenance charge                                              (5,365)           --      (197,355)       (208)
  Adjustments to net assets allocated to contracts in payout period            --           144            --        (206)
                                                                       ----------   -----------   -----------  ----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                         358,611    (1,180,208)    9,754,821    (513,675)
                                                                       ----------   -----------   -----------  ----------
Increase (decrease) in net assets                                         537,537      (311,185)   12,199,280    (556,565)
Net assets at beginning of period                                       1,690,796     9,928,834    19,077,053   5,743,097
                                                                       ----------   -----------   -----------  ----------
Net assets at end of period                                            $2,228,333   $ 9,617,649   $31,276,333  $5,186,532
                                                                       ==========   ===========   ===========  ==========
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                         $   20,084   $   (34,737)  $   (31,345) $  (59,404)
  Net realized gain (losses)                                               58,287       453,018       305,417     147,922
  Capital gain dist from mutual funds                                          --            --            --          --
  Change in net unrealized appreciation (depreciation) of investments     177,014     2,040,137     2,082,086   1,670,507
                                                                       ----------   -----------   -----------  ----------
   Increase (decrease) in net assets resulting from operations            255,385     2,458,418     2,356,158   1,759,025
                                                                       ----------   -----------   -----------  ----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                            138,496         3,710     6,864,252          --
  Cost of units redeemed                                                 (129,860)   (1,075,550)     (643,837)   (505,401)
  Net transfers                                                             9,395      (361,769)    7,947,068      19,077
  Contract maintenance charge                                              (4,962)           --       (54,187)       (208)
  Adjustments to net assets allocated to contracts in payout period            --          (955)            1          11
                                                                       ----------   -----------   -----------  ----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                          13,069    (1,434,564)   14,113,297    (486,521)
                                                                       ----------   -----------   -----------  ----------
Increase (decrease) in net assets                                         268,454     1,023,854    16,469,455   1,272,504
Net assets at beginning of period                                       1,422,342     8,904,980     2,607,598   4,470,593
                                                                       ----------   -----------   -----------  ----------
Net assets at end of period                                            $1,690,796   $ 9,928,834   $19,077,053  $5,743,097
                                                                       ==========   ===========   ===========  ==========

                                                                                       SAST          SAST
                                                                          SAST     International International    SAST
                                                                       Aggressive   Growth and    Growth and    Emerging
                                                                         Growth       Income        Income       Markets
                                                                       Portfolio     Portfolio     Portfolio    Portfolio
                                                                        Class 3       Class 1       Class 3      Class 1
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                         $  (10,343)  $    66,709  $    126,091  $     7,372
  Net realized gain (losses)                                               91,277       140,369     2,103,130       (3,606)
  Capital gain dist from mutual funds                                          --            --            --           --
  Change in net unrealized appreciation (depreciation) of investments     (86,682)   (1,103,779)   (4,338,592)    (365,947)
                                                                       ----------   -----------  ------------  -----------
   Increase (decrease) in net assets resulting from operations             (5,748)     (896,701)   (2,109,371)    (362,181)
                                                                       ----------   -----------  ------------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                            189,715        11,280       280,532        8,954
  Cost of units redeemed                                                  (48,317)   (1,292,935)   (2,639,435)    (715,795)
  Net transfers                                                            45,580       304,842    (1,671,436)      44,258
  Contract maintenance charge                                              (3,767)          (46)     (117,533)          (8)
  Adjustments to net assets allocated to contracts in payout period            --        18,169             1           29
                                                                       ----------   -----------  ------------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                         183,211      (958,690)   (4,147,871)    (662,562)
                                                                       ----------   -----------  ------------  -----------
Increase (decrease) in net assets                                         177,463    (1,855,391)   (6,257,242)  (1,024,743)
Net assets at beginning of period                                       1,011,200     9,560,940    24,846,281    5,720,283
                                                                       ----------   -----------  ------------  -----------
Net assets at end of period                                            $1,188,663   $ 7,705,549  $ 18,589,039  $ 4,695,540
                                                                       ==========   ===========  ============  ===========
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                         $   (8,906)  $    97,510  $    189,129  $   (33,830)
  Net realized gain (losses)                                              168,618        61,817     4,636,128       48,468
  Capital gain dist from mutual funds                                          --            --            --           --
  Change in net unrealized appreciation (depreciation) of investments     176,963     1,586,160       822,129     (313,657)
                                                                       ----------   -----------  ------------  -----------
   Increase (decrease) in net assets resulting from operations            336,675     1,745,487     5,647,386     (299,019)
                                                                       ----------   -----------  ------------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                            149,811         3,983       294,398        3,407
  Cost of units redeemed                                                  (41,729)   (1,378,687)   (3,142,568)  (1,133,408)
  Net transfers                                                          (273,998)       94,947   (12,220,633)    (160,035)
  Contract maintenance charge                                              (2,900)          (46)     (229,803)          (9)
  Adjustments to net assets allocated to contracts in payout period            22        (6,872)           90           16
                                                                       ----------   -----------  ------------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        (168,794)   (1,286,675)  (15,298,516)  (1,290,029)
                                                                       ----------   -----------  ------------  -----------
Increase (decrease) in net assets                                         167,881       458,812    (9,651,130)  (1,589,048)
Net assets at beginning of period                                         843,319     9,102,128    34,497,411    7,309,331
                                                                       ----------   -----------  ------------  -----------
Net assets at end of period                                            $1,011,200   $ 9,560,940  $ 24,846,281  $ 5,720,283
                                                                       ==========   ===========  ============  ===========

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013

                                                                                  SAST                                SAST
                                                                     SAST      SunAmerica    SAST                    Dogs of
                                                                   Emerging     Dynamic      Real        SAST         Wall
                                                                    Markets     Strategy    Estate    Real Estate    Street
                                                                   Portfolio   Portfolio   Portfolio   Portfolio    Portfolio
                                                                    Class 3     Class 3     Class 1     Class 3      Class 1
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                    $    25,914    $  --    $   15,323  $    31,897  $   15,985
  Net realized gain (losses)                                          284,453       --       347,287    3,732,796     245,075
  Capital gain dist from mutual funds                                      --       --       390,383    1,726,207     192,226
  Change in net unrealized appreciation (depreciation) of
   investments                                                     (1,482,283)      --       461,161      (78,896)     (6,593)
                                                                  -----------    -----    ----------  -----------  ----------
   Increase (decrease) in net assets resulting from operations     (1,171,916)      --     1,214,154    5,412,004     446,693
                                                                  -----------    -----    ----------  -----------  ----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                      2,686,066       --            36      495,623       1,180
  Cost of units redeemed                                           (1,083,566)      --      (549,979)  (1,805,868)   (525,709)
  Net transfers                                                     2,410,785       --      (258,502)  (5,977,041)     65,247
  Contract maintenance charge                                         (98,528)      --           (19)    (137,552)        (14)
  Adjustments to net assets allocated to contracts in payout
   period                                                                   1       --           (23)          --         383
                                                                  -----------    -----    ----------  -----------  ----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                   3,914,758       --      (808,487)  (7,424,838)   (458,913)
                                                                  -----------    -----    ----------  -----------  ----------
Increase (decrease) in net assets                                   2,742,842       --       405,667   (2,012,834)    (12,220)
Net assets at beginning of period                                  14,235,894       --     4,597,413   22,753,729   4,867,238
                                                                  -----------    -----    ----------  -----------  ----------
Net assets at end of period                                       $16,978,736    $  --    $5,003,080  $20,740,895  $4,855,018
                                                                  ===========    =====    ==========  ===========  ==========
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                    $   (64,733)   $  --    $    6,000  $   (13,962) $   18,296
  Net realized gain (losses)                                          419,345       15       297,591    5,766,966     327,824
  Capital gain dist from mutual funds                                      --       --            --           --          --
  Change in net unrealized appreciation (depreciation) of
   investments                                                       (819,731)      (5)     (425,192)  (6,395,708)    980,575
                                                                  -----------    -----    ----------  -----------  ----------
   Increase (decrease) in net assets resulting from operations       (465,119)      10      (121,601)    (642,704)  1,326,695
                                                                  -----------    -----    ----------  -----------  ----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                      2,538,126       --         1,512    1,482,022          --
  Cost of units redeemed                                           (1,072,474)    (103)     (756,814)  (2,390,912)   (574,657)
  Net transfers                                                     2,085,184       --        49,597   (3,777,680)    120,629
  Contract maintenance charge                                         (80,180)     (12)          (18)    (209,970)        (13)
  Adjustments to net assets allocated to contracts in payout
   period                                                                  56       --            27            1        (613)
                                                                  -----------    -----    ----------  -----------  ----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                   3,470,712     (115)     (705,696)  (4,896,539)   (454,654)
                                                                  -----------    -----    ----------  -----------  ----------
Increase (decrease) in net assets                                   3,005,593     (105)     (827,297)  (5,539,243)    872,041
Net assets at beginning of period                                  11,230,301      105     5,424,710   28,292,972   3,995,197
                                                                  -----------    -----    ----------  -----------  ----------
Net assets at end of period                                       $14,235,894    $  --    $4,597,413  $22,753,729  $4,867,238
                                                                  ===========    =====    ==========  ===========  ==========

                                                                     SAST
                                                                    Dogs of
                                                                     Wall         SAST         SAST       SST Real
                                                                    Street      Balanced     Balanced      Return
                                                                   Portfolio    Portfolio    Portfolio    Portfolio
                                                                    Class 3      Class 1      Class 3      Class 3
FOR THE YEAR ENDED DECEMBER 31, 2014
FROM OPERATIONS:
  Net investment income (loss)                                    $   119,083  $    47,691  $    55,952  $  (680,352)
  Net realized gain (losses)                                          770,109      786,802      618,041      (36,838)
  Capital gain dist from mutual funds                               1,273,506           --           --           --
  Change in net unrealized appreciation (depreciation) of
   investments                                                        590,188    1,055,913    1,091,893      980,681
                                                                  -----------  -----------  -----------  -----------
   Increase (decrease) in net assets resulting from operations      2,752,886    1,890,406    1,765,886      263,491
                                                                  -----------  -----------  -----------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                      5,789,554          638    2,636,610   10,136,939
  Cost of units redeemed                                           (1,328,303)  (2,605,984)  (1,258,121)  (2,776,128)
  Net transfers                                                     4,334,663      282,544    1,373,644   13,880,497
  Contract maintenance charge                                        (208,167)         (95)    (118,973)    (574,635)
  Adjustments to net assets allocated to contracts in payout
   period                                                                  53        1,296           (7)          --
                                                                  -----------  -----------  -----------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                   8,587,800   (2,321,601)   2,633,153   20,666,673
                                                                  -----------  -----------  -----------  -----------
Increase (decrease) in net assets                                  11,340,686     (431,195)   4,399,039   20,930,164
Net assets at beginning of period                                  21,663,776   19,305,044   15,671,824   56,760,660
                                                                  -----------  -----------  -----------  -----------
Net assets at end of period                                       $33,004,462  $18,873,849  $20,070,863  $77,690,824
                                                                  ===========  ===========  ===========  ===========
FOR THE YEAR ENDED DECEMBER 31, 2013
FROM OPERATIONS:
  Net investment income (loss)                                    $   110,800  $    63,770  $    85,726  $    76,288
  Net realized gain (losses)                                          423,272      338,090      284,832       (2,207)
  Capital gain dist from mutual funds                                      --           --           --           --
  Change in net unrealized appreciation (depreciation) of
   investments                                                      2,248,147    2,645,974    1,269,934   (2,012,834)
                                                                  -----------  -----------  -----------  -----------
   Increase (decrease) in net assets resulting from operations      2,782,219    3,047,834    1,640,492   (1,938,753)
                                                                  -----------  -----------  -----------  -----------
FROM CAPITAL TRANSACTIONS
  Net proceeds from units sold                                      6,657,969       45,142    1,845,863   12,741,588
  Cost of units redeemed                                             (684,861)  (2,162,340)    (770,940)  (1,752,241)
  Net transfers                                                     8,712,934      364,049    6,810,466   28,726,124
  Contract maintenance charge                                         (70,580)         (90)     (62,417)    (253,316)
  Adjustments to net assets allocated to contracts in payout
   period                                                                   6        1,621            5           (4)
                                                                  -----------  -----------  -----------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                  14,615,468   (1,751,618)   7,822,977   39,462,151
                                                                  -----------  -----------  -----------  -----------
Increase (decrease) in net assets                                  17,397,687    1,296,216    9,463,469   37,523,398
Net assets at beginning of period                                   4,266,089   18,008,828    6,208,355   19,237,262
                                                                  -----------  -----------  -----------  -----------
Net assets at end of period                                       $21,663,776  $19,305,044  $15,671,824  $56,760,660
                                                                  ===========  ===========  ===========  ===========

                            See accompanying notes.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Variable Annuity Account Seven of American General Life Insurance Company (the "Separate Account") is an investment account of American General Life Insurance Company (the "Company"). The Company is a direct wholly owned subsidiary of AGC Life Insurance Company ("AGC"), a wholly owned, indirect subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings, and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

   On December 31, 2012, SunAmerica Annuity and Life Assurance Company merged into the Company. As a result of the merger, the Company became the depositor of the Separate Account. The Company is now responsible for all annuity and life insurance contracts funded through the Separate Account. The rights of the contract owners were not affected by the merger.

   The Separate Account offers the following variable annuity products: Polaris Plus, Polaris II Asset Manager, Polaris II A-Class, Polaris II A-Class Platinum Series, and Polaris Platinum O-Series.

   The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of these contracts is AIG Capital Services, Inc., a wholly owned, indirect subsidiary of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

   The Separate Account is composed of a total of 80 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the nine currently available Class 1 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the fifty eight currently available Class 1 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Series II investment portfolios of the Invesco Variable Insurance Funds (the "Invesco Funds"), (4) the two currently available Class VC investment portfolios of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), (5) the four currently available Class 2 investment portfolios of the American Fund Insurance Series (the "American Series"), (6) the two currently available Class 2 investment portfolios of the Franklin Templeton Variable Insurance Products Trust (the "Franklin Trust"), or (7) the one currently available Class 3 investment portfolio of the Seasons Series Trust (the "Seasons Trust"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the American Series, the Series II shares in the Invesco Funds, the Class 2 shares in the Franklin Trust and the Class 3 shares in the Anchor Trust, the SunAmerica Trust, and the Seasons Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION (continued)

   Class 1 shares are not subject to 12b-1 fees. The Class VC Shares of the Lord Abbett Fund are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Invesco Funds, the Lord Abbett Fund are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Invesco Funds, the Lord Abbett Fund, the Franklin Trust, the American Series, and the Seasons Trust (collectively referred to as the "Trusts") are diversified, open-ended investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust, the SunAmerica Trust, and the Seasons Trust are affiliated investment companies. The contract holder may elect to have payments allocated to the guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

   The assets of the Account are segregated from the Company's other assets. The operations of the Account are part of the Company.

   Net purchases from the contracts are allocated to the Sub-accounts and invested in the Funds in accordance with contract owner instructions. The purchases are recorded as principal transactions in the Statements of Changes in Net Assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

   INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis.

   ACCUMULATION UNIT: This is a measuring unit used to calculate the contract owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

   FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

   operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

   USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products.

   At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company. If there are transfers between the Company and the Separate Account they will be disclosed as adjustments to net assets allocated to contracts in payout period in the accompanying Statements of Changes in Net Assets.

   Annuity benefit payments are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

3. FAIR VALUE MEASUREMENTS

   Assets and liabilities recorded at fair value in the Separate Account Statements of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

3. FAIR VALUE MEASUREMENTS (continued)

   Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets, and most mutual funds.

   Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal, and provincial obligations, hybrid securities, and derivative contracts.

   Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include certain fixed income securities and equities.

   The Separate Account assets measured at fair value as of December 31, 2014 consist of investments in trusts, which are registered and open-end mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 as of December 31, 2014 and for the year then ended. The Separate Account had no liabilities as of December 31, 2014. See the Schedules of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2014, and respective hierarchy levels. As all assets are of the Separate Account are classified as Level 1, no reconciliation of Level 3 assets and changes in unrealized gains (losses) for Level 3 assets still held as of December 31, 2014 is presented.

4. CHARGES AND DEDUCTIONS

   Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

   WITHDRAWAL CHARGE: The Polaris Plus, Polaris Platinum O-Series, and Polaris II A-Class Platinum Series contracts provide that in the event that a contract holder withdraws

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)

   all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of 6% for the Polaris Plus and Polaris Platinum O-Series products and 0.50% for the Polaris II A-Class Platinum Series product, of any amount withdrawn that exceed the free withdrawal amount and are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. There are no withdrawal charges under the Polaris II Asset Manager and Polaris II A-Class contracts.

   CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge ranging from $35 to $50 is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded as a charge in the Statements of Changes in Net Assets. There are no contract maintenance charges under the Polaris Plus, Polaris II Asset Manager, and Polaris II A-Class contracts.

   SEPARATE ACCOUNT ANNUAL CHARGE: The Company deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate Account annual charges are recorded as a charge in the Statements of Operations. The total annual rates of the net asset value of each portfolio, depending on any death benefits elected for each product, are as follows: Polaris Plus, 0.85% or 1.25%, Polaris II Asset Manager, Polaris II A-Class, and Polaris II A-Class Platinum Series, 0.85% or 1.10%, and Polaris Platinum O-Series, 0.95% or 1.20%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. It is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

   TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. There are no transfer fees under the Polaris Plus contracts.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)

   INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Plus, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is either 0.15% or 0.30% of the income benefit base (as defined in the prospectus), deducted annually from the contract value, and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges.

   MARKETLOCK, MARKETLOCK FOR LIFE PLUS, MARKETLOCK INCOME PLUS, AND MARKETLOCK FOR LIFE FEE: The optional MarketLock, MarketLock for Life Plus, MarketLock Income

   Plus, and MarketLock for Life features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock feature is offered in Polaris II A-Class Platinum Series. The annual fee for MarketLock ranges from 0.50% to 0.65% of the maximum anniversary value benefit base (as defined in the prospectus), deducted quarterly from the contract value and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

   The MarketLock for Life Plus and MarketLock Income Plus features are offered in Polaris II A-Class Platinum Series. The annual fee ranges from 0.70% to 0.75% for one covered person and from 0.95% to 1.00% for two covered persons for MarketLock for Life Plus and ranges from 0.85% to 0.95% for one covered person and 1.10% to 1.35% for two covered persons for MarketLock Income Plus, of the income base, deducted quarterly from the contract value and recorded as cost of units redeemed in the Statements of Changes in Net Assets. The income base for MarketLock for Life Plus and MarketLock Income Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plush a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

   The MarketLock for Life feature is offered in Polaris II A-Class Platinum Series. The annual fee is 0.70% for one covered person and 0.95% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock for Life is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contact years 2-5, capped at 100% of purchase payments in year 2-5 over the first year purchase payments.

                        VARIABLE ANNUITY ACCOUNT SEVEN
                                      OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)

   SUNAMERICA INCOME PLUS FEE: The optional SunAmerica Income Plus feature provides a guaranteed withdrawal steam by locking in market gains during an applicable evaluation period. The SunAmerica Income Plus feature is offered in Polaris Platinum O-Series. The annual fee ranges from 0.60% to 2.20% for one covered person and 0.60% to 2.70% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The fee may change after the first year based on an index of market volatility. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first five years, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value.

   SALES CHARGE: For the Polaris II A-Class and the Polaris II A-Class Platinum Series products, an up-front sales charge may be applied against the gross purchase payments made on the contract. The sales charge ranges from 0.50% to 5.75% of the gross purchase payment invested, depending on the investment amount and is paid to the Company. The net proceeds from units sold are recorded in the accompanying Statements of Changes in Net Assets.

   PREMIUM BASED CHARGE: For the Polaris Platinum O-Series product, an up-front sales charge is applied against the gross purchase payments made on the contract. The sales charge ranges from 1.25% to 5.00% of the gross purchase payment invested, depending on the investment amount and the year of receipt and is paid to the Company. The charge is deducted from the contract value on a quarterly basis over a period of 7 years and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

   PREMIUM TAXES: Certain states charge the Company a premium tax on purchase payments up to a maximum of 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes when a purchase payment is made or upon surrender of the contract. Premium taxes are deducted from purchases when a contract annuitizes in the Statements of Changes in Net Assets.

   SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2014, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                  Cost of   Proceeds from
Sub-accounts                                                     Purchases      Sales
------------                                                    ----------- -------------
Lord Abbett Growth and Income Portfolio Class VC                $ 2,991,858  $21,590,238
American Funds Growth-Income Fund Class 2                        59,334,790   68,029,227
American Funds Growth Fund Class 2                               31,195,469   36,019,358
Lord Abbett Mid Cap Stock Portfolio Class VC                      2,141,591   14,962,499
American Funds Asset Allocation Fund Class 2                     56,435,538   47,123,174
American Funds Global Growth Fund Class 2                        60,571,883   40,111,620
Invesco VI American Franchise Fund Series II                        730,188    1,053,567
Invesco VI Comstock Fund Series II                               24,971,940   37,642,989
Invesco VI Growth and Income Fund Series II                      59,097,046   38,519,220
Franklin Income Securities Fund                                   9,343,250    4,315,449
Franklin Templeton VIP Founding Funds Allocations Fund Class 2    5,932,548    3,941,540
AST Growth Portfolio Class 1                                        614,107    4,731,558
AST Growth Portfolio Class 3                                      1,120,807      790,426
AST Government and Quality Bond Portfolio Class 1                 2,814,418    7,798,084
AST Government and Quality Bond Portfolio Class 3                27,747,347   11,932,560
AST Capital Appreciation Portfolio Class 1                       13,781,258   14,050,344
AST Capital Appreciation Portfolio Class 3                       46,057,355   20,726,917
AST Natural Resources Portfolio Class 3                           1,400,391      918,441
SAST Equity Index Portfolio Class 1                                 201,228    1,617,520
SAST Small Company Value Portfolio Class 1                          262,873      841,298
SAST Small Company Value Portfolio Class 3                        6,222,582    5,337,639
SAST Mid-Cap Growth Portfolio Class 1                               878,162      797,512
SAST Mid-Cap Growth Portfolio Class 3                             4,773,287    3,346,787
SAST Capital Growth Portfolio Class 1                                 3,401       95,171
SAST Capital Growth Portfolio Class 3                               497,689      519,776
SAST Blue Chip Growth Portfolio Class 1                             173,701      438,129
SAST Blue Chip Growth Portfolio Class 3                           7,518,680      523,196
SAST Growth Opportunities Portfolio Class 1                         578,358      494,024
SAST Growth Opportunities Portfolio Class 3                       4,838,000    5,075,996
SAST Technology Portfolio Class 1                                    49,449      120,563
SAST Technology Portfolio Class 3                                   444,704      196,551
SAST Marsico Focused Growth Portfolio Class 3                     9,195,887    2,265,995
SAST Small & Mid Cap Value Portfolio Class 3                     13,117,180   11,227,507
SAST Foreign Value Portfolio Class 3                             20,652,292   10,097,111
SAST Cash Management Portfolio Class 1                           11,326,835   13,979,675
SAST Cash Management Portfolio Class 3                           14,611,856   15,550,812
SAST Corporate Bond Portfolio Class 1                             3,063,715    9,204,320
SAST Corporate Bond Portfolio Class 3                            30,270,207   19,969,542
SAST Global Bond Portfolio Class 1                                  766,863    1,992,879
SAST Global Bond Portfolio Class 3                               12,722,525    3,375,288
SAST High-Yield Bond Portfolio Class 1                            1,213,963    2,540,456
SAST High-Yield Bond Portfolio Class 3                           10,197,246    4,846,803
AST Asset Allocation Portfolio Class 1                            1,067,638    2,097,440
AST Asset Allocation Portfolio Class 3                            3,775,243    1,610,766
SAST Growth-Income Portfolio Class 1                              1,393,880    3,011,048
SAST Growth-Income Portfolio Class 3                             24,633,265    6,788,678
SAST Global Equities Portfolio Class 1                              491,613      844,662
SAST Global Equities Portfolio Class 3                            1,592,611      383,471
SAST Alliance Growth Portfolio Class 1                              132,088    3,597,739
SAST Alliance Growth Portfolio Class 3                              756,168    1,817,872

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS - CONTINUED

For the year ended December 31, 2014, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                             Cost of    Proceeds from
Sub-accounts                                                Purchases       Sales
------------                                               ------------ -------------
SAST MFS Massachusetts Investors Trust Portfolio Class 1   $    530,841  $ 1,404,104
SAST MFS Massachusetts Investors Trust Portfolio Class 3     27,176,775    8,367,619
SAST Fundamental Growth Portfolio Class 1                        39,179    2,153,220
SAST Fundamental Growth Portfolio Class 3                       402,016      592,381
SAST Dynamic Allocation Portfolio Class 3                   634,214,560      583,080
SAST International Diversified Equities Portfolio Class 1       259,182      698,192
SAST International Diversified Equities Portfolio Class 3     5,458,118    1,156,051
SAST Davis Venture Value Portfolio Class 1                    5,430,794    9,399,767
SAST Davis Venture Value Portfolio Class 3                   21,703,471   11,486,425
SAST MFS Total Return Portfolio Class 1                       2,291,977   13,278,881
SAST MFS Total Return Portfolio Class 3                       9,197,871   16,294,859
SAST Total Return Bond Portfolio Class 1                      1,179,222    4,981,541
SAST Total Return Bond Portfolio Class 3                     32,862,553   13,928,076
SAST Telecom Utility Portfolio Class 1                          173,191      555,961
SAST Telecom Utility Portfolio Class 3                          855,924      467,733
SAST Equity Opportunities Portfolio Class 1                     167,246    1,399,868
SAST Equity Opportunities Portfolio Class 3                  11,170,102    1,617,435
SAST Aggressive Growth Portfolio Class 1                        247,900      824,229
SAST Aggressive Growth Portfolio Class 3                        407,832      234,963
SAST International Growth and Income Portfolio Class 1          570,498    1,462,480
SAST International Growth and Income Portfolio Class 3        2,594,425    6,616,127
SAST Emerging Markets Portfolio Class 1                         424,008    1,080,228
SAST Emerging Markets Portfolio Class 3                       5,673,192    1,732,475
SAST Real Estate Portfolio Class 1                              754,070    1,157,467
SAST Real Estate Portfolio Class 3                            2,877,896    8,544,549
SAST Dogs of Wall Street Portfolio Class 1                      383,446      636,413
SAST Dogs of Wall Street Portfolio Class 3                   12,190,680    2,210,180
SAST Balanced Portfolio Class 1                                 962,734    3,239,113
SAST Balanced Portfolio Class 3                               4,834,409    2,145,297
SST Real Return Portfolio Class 3                            22,461,153    2,474,498

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended December 31, 2014.

                                              Contracts With               Accumulation Annuity Annuity
                                                 a Total     Accumulation     Units      Units   Units   Net Increase
Sub-accounts                                    Expense of   Units Issued    Redeemed   Issued  Redeemed  (Decrease)
------------                                  -------------- ------------  ------------ ------- -------- ------------
Lord Abbett Growth and Income Portfolio
  Class VC                                         0.85%         64,939     (1,163,238) 22,269      --    (1,076,030)
Lord Abbett Growth and Income Portfolio
  Class VC                                         0.95%         51,685        (20,743)     --      --        30,942
Lord Abbett Growth and Income Portfolio
  Class VC                                         1.10%          2,999        (33,139)     --      --       (30,140)
Lord Abbett Growth and Income Portfolio
  Class VC                                         1.20%         55,180         (9,949)     --      --        45,231
American Funds Growth-Income Fund Class 2          0.85%        280,057     (2,452,607) 18,347      --    (2,154,203)
American Funds Growth-Income Fund Class 2          0.95%        587,624        (68,761)     --      --       518,863
American Funds Growth-Income Fund Class 2          1.10%          8,078       (100,101)     --      --       (92,023)
American Funds Growth-Income Fund Class 2          1.20%        690,871        (56,939)     --      --       633,932
American Funds Growth Fund Class 2                 0.85%        151,980     (1,107,815) 16,838      --      (938,997)
American Funds Growth Fund Class 2                 0.95%        263,974        (81,917)     40      --       182,097
American Funds Growth Fund Class 2                 1.10%          7,357        (65,293)     --      --       (57,936)
American Funds Growth Fund Class 2                 1.20%        325,368        (34,344)     --      --       291,024
Lord Abbett Mid Cap Stock Portfolio Class VC       0.85%         45,422       (655,147) 12,597      --      (597,128)
Lord Abbett Mid Cap Stock Portfolio Class VC       0.95%         20,612         (6,574)     --      --        14,038
Lord Abbett Mid Cap Stock Portfolio Class VC       1.10%          4,835        (48,714)     --      --       (43,879)
Lord Abbett Mid Cap Stock Portfolio Class VC       1.20%         42,348         (3,539)     --      --        38,809
American Funds Asset Allocation Fund Class 2       0.85%      1,219,137     (2,190,347) 12,435      --      (958,775)
American Funds Asset Allocation Fund Class 2       0.95%        278,455        (19,597)     --      --       258,858
American Funds Asset Allocation Fund Class 2       1.10%         19,281        (60,006)     --      --       (40,725)
American Funds Asset Allocation Fund Class 2       1.20%        331,496        (31,065)     --      --       300,431
American Funds Global Growth Fund Class 2          0.85%        235,969     (1,207,720) 12,686      --      (959,065)
American Funds Global Growth Fund Class 2          0.95%        363,171        (71,333)     49      --       291,887
American Funds Global Growth Fund Class 2          1.10%          7,164        (44,949)     --      --       (37,785)
American Funds Global Growth Fund Class 2          1.20%        405,540        (37,559)     --      --       367,981
Invesco VI American Franchise Fund Series II       0.85%         17,068        (52,218)     --      --       (35,150)
Invesco VI American Franchise Fund Series II       0.95%         10,305         (6,785)     --      --         3,520
Invesco VI American Franchise Fund Series II       1.10%            216         (1,078)     --      --          (862)
Invesco VI American Franchise Fund Series II       1.20%         18,312         (2,009)     --      --        16,303
Invesco VI Comstock Fund Series II                 0.85%        191,103     (1,728,920) 14,561      --    (1,523,256)
Invesco VI Comstock Fund Series II                 0.95%        606,989       (181,702)    144      --       425,431
Invesco VI Comstock Fund Series II                 1.10%         19,619        (71,617)     --      --       (51,998)
Invesco VI Comstock Fund Series II                 1.20%        625,902        (74,990)     --      --       550,912
Invesco VI Growth and Income Fund Series II        0.85%        127,293     (1,570,169) 15,828      --    (1,427,048)
Invesco VI Growth and Income Fund Series II        0.95%        561,776       (208,836)    131      --       353,071
Invesco VI Growth and Income Fund Series II        1.10%          4,085        (67,619)     --      --       (63,534)
Invesco VI Growth and Income Fund Series II        1.20%        549,993        (84,553)     --      --       465,440
Franklin Income Securities Fund                    0.85%        135,395       (266,954)     --    (145)     (131,704)
Franklin Income Securities Fund                    0.95%        137,322        (42,748)     --      --        94,574
Franklin Income Securities Fund                    1.10%          9,396           (909)     --      --         8,487
Franklin Income Securities Fund                    1.20%        322,113        (37,040)     --      --       285,073
Franklin Templeton VIP Founding Funds
  Allocations Fund Class 2                         0.85%        154,839       (304,435) 13,598      --      (135,998)
Franklin Templeton VIP Founding Funds
  Allocations Fund Class 2                         0.95%         84,417        (10,155)     --      --        74,262
Franklin Templeton VIP Founding Funds
  Allocations Fund Class 2                         1.10%             34           (573)     --      --          (539)
Franklin Templeton VIP Founding Funds
  Allocations Fund Class 2                         1.20%        217,509        (31,767)     --      --       185,742
AST Growth Portfolio Class 1                       0.85%          1,622       (197,030) 16,035      --      (179,373)
AST Growth Portfolio Class 1                       1.10%            546        (11,941)     --      --       (11,395)
AST Growth Portfolio Class 1                       1.25%          7,719        (18,289)    279      --       (10,291)
AST Growth Portfolio Class 3                       0.85%          7,368        (40,579)     --    (101)      (33,312)
AST Growth Portfolio Class 3                       0.95%         12,596         (1,680)     --      --        10,916
AST Growth Portfolio Class 3                       1.10%            909           (909)     --      --            --
AST Growth Portfolio Class 3                       1.20%         45,791         (1,057)     --      --        44,734
AST Government and Quality Bond Portfolio
  Class 1                                          0.85%        141,483       (357,153)  1,474      --      (214,196)
AST Government and Quality Bond Portfolio
  Class 1                                          1.10%         19,029        (22,895)     --      --        (3,866)
AST Government and Quality Bond Portfolio
  Class 1                                          1.25%          2,200        (71,098)     --    (345)      (69,243)
AST Government and Quality Bond Portfolio
  Class 3                                          0.85%        328,436       (754,809)      7      --      (426,366)
AST Government and Quality Bond Portfolio
  Class 3                                          0.95%        919,087       (274,874)     64      --       644,277
AST Government and Quality Bond Portfolio
  Class 3                                          1.10%          6,252         (5,155)     --      --         1,097
AST Government and Quality Bond Portfolio
  Class 3                                          1.20%        743,796        (94,754)     --      --       649,042
AST Capital Appreciation Portfolio Class 1         0.85%          5,910       (380,502) 11,315      --      (363,277)
AST Capital Appreciation Portfolio Class 1         1.10%          4,434        (30,711)     --      --       (26,277)
AST Capital Appreciation Portfolio Class 1         1.25%          5,367        (26,255)     70      --       (20,818)
AST Capital Appreciation Portfolio Class 3         0.85%        159,159       (727,160)  3,299      --      (564,702)
AST Capital Appreciation Portfolio Class 3         0.95%        357,663       (115,778)     --      --       241,885
AST Capital Appreciation Portfolio Class 3         1.10%          3,199        (14,533)     --      --       (11,334)
AST Capital Appreciation Portfolio Class 3         1.20%        339,175        (49,490)     --      --       289,685
AST Natural Resources Portfolio Class 3            0.85%         73,575        (82,618)     --      --        (9,043)
AST Natural Resources Portfolio Class 3            0.95%         20,508         (2,599)     --      --        17,909
AST Natural Resources Portfolio Class 3            1.10%          2,968            (70)     --      --         2,898
AST Natural Resources Portfolio Class 3            1.20%         55,095         (3,542)     --      --        51,553
SAST Equity Index Portfolio Class 1                1.25%          5,891       (103,077)     --    (374)      (97,560)
SAST Small Company Value Portfolio Class 1         0.85%             --             --      --      --            --
SAST Small Company Value Portfolio Class 1         1.25%          3,906        (20,167)     --      --       (16,261)
SAST Small Company Value Portfolio Class 3         0.85%         79,449       (314,866)     --     (73)     (235,490)
SAST Small Company Value Portfolio Class 3         0.95%        181,433        (73,715)     --      --       107,718
SAST Small Company Value Portfolio Class 3         1.10%          2,386         (6,708)     --      --        (4,322)
SAST Small Company Value Portfolio Class 3         1.20%        166,951        (25,103)     --      --       141,848

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                              Contracts With               Accumulation Annuity Annuity     Net
                                                 a Total     Accumulation     Units      Units   Units    Increase
Sub-accounts                                    Expense of   Units Issued    Redeemed   Issued  Redeemed (Decrease)
------------                                  -------------- ------------  ------------ ------- -------- ----------
SAST Mid-Cap Growth Portfolio Class 1              0.85%         27,194        (43,543)    468      --     (15,881)
SAST Mid-Cap Growth Portfolio Class 1              1.10%         10,805        (12,087)     --      --      (1,282)
SAST Mid-Cap Growth Portfolio Class 3              0.85%         54,218        (87,297)     --     (35)    (33,114)
SAST Mid-Cap Growth Portfolio Class 3              0.95%         62,775       (107,293)     --      --     (44,518)
SAST Mid-Cap Growth Portfolio Class 3              1.10%          1,045         (6,375)     --      --      (5,330)
SAST Mid-Cap Growth Portfolio Class 3              1.20%         96,880        (44,925)     --      --      51,955
SAST Capital Growth Portfolio Class 1              0.85%             51         (7,415)     --      --      (7,364)
SAST Capital Growth Portfolio Class 1              1.10%            217           (126)     --      --          91
SAST Capital Growth Portfolio Class 3              0.85%          4,002        (40,584)     --      --     (36,582)
SAST Capital Growth Portfolio Class 3              0.95%          9,587         (1,484)     --      --       8,103
SAST Capital Growth Portfolio Class 3              1.10%            119           (189)     --      --         (70)
SAST Capital Growth Portfolio Class 3              1.20%         34,064         (1,719)     --      --      32,345
SAST Blue Chip Growth Portfolio Class 1            0.85%          9,999        (29,938)     --      --     (19,939)
SAST Blue Chip Growth Portfolio Class 1            1.10%          2,479        (19,186)     --      --     (16,707)
SAST Blue Chip Growth Portfolio Class 3            0.85%         44,247        (31,438)     --      --      12,809
SAST Blue Chip Growth Portfolio Class 3            0.95%        319,938        (32,956)     --      --     286,982
SAST Blue Chip Growth Portfolio Class 3            1.10%              1            (40)     --      --         (39)
SAST Blue Chip Growth Portfolio Class 3            1.20%        484,361        (24,944)     --      --     459,417
SAST Growth Opportunities Portfolio Class 1        0.85%         34,657        (51,312)     --      --     (16,655)
SAST Growth Opportunities Portfolio Class 1        1.10%          2,109           (890)     --      --       1,219
SAST Growth Opportunities Portfolio Class 3        0.85%         94,496       (449,411)     --     (34)   (354,949)
SAST Growth Opportunities Portfolio Class 3        0.95%        103,055        (81,409)     --      --      21,646
SAST Growth Opportunities Portfolio Class 3        1.10%            975        (13,486)     --      --     (12,511)
SAST Growth Opportunities Portfolio Class 3        1.20%         89,963        (38,555)     --      --      51,408
SAST Technology Portfolio Class 1                  0.85%         14,730        (35,528)     --      --     (20,798)
SAST Technology Portfolio Class 1                  1.10%             --           (643)     --      --        (643)
SAST Technology Portfolio Class 3                  0.85%         49,410        (54,145)     --      --      (4,735)
SAST Technology Portfolio Class 3                  0.95%         26,549         (5,045)     --      --      21,504
SAST Technology Portfolio Class 3                  1.10%             --             --      --      --          --
SAST Technology Portfolio Class 3                  1.20%         72,125         (9,086)     --      --      63,039
SAST Marsico Focused Growth Portfolio Class 3      0.85%        103,321       (108,641)     --      --      (5,320)
SAST Marsico Focused Growth Portfolio Class 3      0.95%        256,156        (65,966)     --      --     190,190
SAST Marsico Focused Growth Portfolio Class 3      1.10%          2,453           (534)     --      --       1,919
SAST Marsico Focused Growth Portfolio Class 3      1.20%        231,769        (28,053)     --      --     203,716
SAST Small & Mid Cap Value Portfolio Class 3       0.85%         81,228       (568,534)     --    (123)   (487,429)
SAST Small & Mid Cap Value Portfolio Class 3       0.95%        166,589        (86,143)     --      --      80,446
SAST Small & Mid Cap Value Portfolio Class 3       1.10%            821        (10,426)     --      --      (9,605)
SAST Small & Mid Cap Value Portfolio Class 3       1.20%        173,678        (37,904)     --      --     135,774
SAST Foreign Value Portfolio Class 3               0.85%        390,050       (808,561)     --     (83)   (418,594)
SAST Foreign Value Portfolio Class 3               0.95%        911,926       (179,693)    228      --     732,461
SAST Foreign Value Portfolio Class 3               1.10%          6,683        (18,018)     --      --     (11,335)
SAST Foreign Value Portfolio Class 3               1.20%        700,945        (92,005)     --      --     608,940
SAST Cash Management Portfolio Class 1             0.85%      1,039,763     (1,244,003)  6,550      --    (197,690)
SAST Cash Management Portfolio Class 1             1.10%         33,758        (27,552)     --      --       6,206
SAST Cash Management Portfolio Class 1             1.25%         46,888        (74,564)     --    (152)    (27,828)
SAST Cash Management Portfolio Class 3             0.85%      1,008,114     (1,134,156)     --      --    (126,042)
SAST Cash Management Portfolio Class 3             0.95%        280,633       (262,519)     --      --      18,114
SAST Cash Management Portfolio Class 3             1.10%         16,881        (16,080)     --      --         801
SAST Cash Management Portfolio Class 3             1.20%        206,509       (173,350)     --      --      33,159
SAST Corporate Bond Portfolio Class 1              0.85%         69,207       (358,586)  5,786      --    (283,593)
SAST Corporate Bond Portfolio Class 1              1.10%         17,903        (22,953)     --      --      (5,050)
SAST Corporate Bond Portfolio Class 1              1.25%          1,351        (19,509)     --      --     (18,158)
SAST Corporate Bond Portfolio Class 3              0.85%        224,978       (882,478)     --    (593)   (658,093)
SAST Corporate Bond Portfolio Class 3              0.95%        588,438       (134,486)     --      --     453,952
SAST Corporate Bond Portfolio Class 3              1.10%          4,300         (8,981)     --      --      (4,681)
SAST Corporate Bond Portfolio Class 3              1.20%        450,255        (48,499)     --      --     401,756
SAST Global Bond Portfolio Class 1                 0.85%         47,519        (93,115)     70      --     (45,526)
SAST Global Bond Portfolio Class 1                 1.10%          3,075         (2,868)     --      --         207
SAST Global Bond Portfolio Class 1                 1.25%          1,061        (12,442)     --     (45)    (11,426)
SAST Global Bond Portfolio Class 3                 0.85%        181,332       (217,014)     --     (60)    (35,742)
SAST Global Bond Portfolio Class 3                 0.95%        371,101        (65,039)     --      --     306,062
SAST Global Bond Portfolio Class 3                 1.10%          9,754         (1,128)     --      --       8,626
SAST Global Bond Portfolio Class 3                 1.20%        299,241        (21,592)     --      --     277,649
SAST High-Yield Bond Portfolio Class 1             0.85%         24,702        (98,079)     --      --     (73,377)
SAST High-Yield Bond Portfolio Class 1             1.10%          8,493         (3,344)     --      --       5,149
SAST High-Yield Bond Portfolio Class 1             1.25%          1,558        (13,540)     --     (40)    (12,022)
SAST High-Yield Bond Portfolio Class 3             0.85%        123,079       (251,001)     --    (101)   (128,023)
SAST High-Yield Bond Portfolio Class 3             0.95%        176,620        (38,181)     --      --     138,439
SAST High-Yield Bond Portfolio Class 3             1.10%          3,879         (3,491)     --      --         388
SAST High-Yield Bond Portfolio Class 3             1.20%        172,605        (11,977)     --      --     160,628
AST Asset Allocation Portfolio Class 1             0.85%         23,775        (55,928)  1,329      --     (30,824)
AST Asset Allocation Portfolio Class 1             1.10%            867         (8,472)     --      --      (7,605)
AST Asset Allocation Portfolio Class 1             1.25%          1,443        (19,794)     --    (134)    (18,485)
AST Asset Allocation Portfolio Class 3             0.85%        102,596        (77,856)    275      --      25,015
AST Asset Allocation Portfolio Class 3             0.95%         18,869         (4,557)     --      --      14,312
AST Asset Allocation Portfolio Class 3             1.10%          1,569           (180)     --      --       1,389
AST Asset Allocation Portfolio Class 3             1.20%         40,694         (1,955)     --      --      38,739
SAST Growth-Income Portfolio Class 1               0.85%         17,258        (47,968)  2,209      --     (28,501)
SAST Growth-Income Portfolio Class 1               1.10%          1,731         (6,678)     --      --      (4,947)

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                              Contracts With               Accumulation Annuity Annuity
                                                 a Total     Accumulation     Units      Units   Units   Net Increase
Sub-accounts                                    Expense of   Units Issued    Redeemed   Issued  Redeemed  (Decrease)
------------                                  -------------- ------------  ------------ ------- -------- ------------
SAST Growth-Income Portfolio Class 1               1.25%           3,497       (44,358)     --     (67)      (40,928)
SAST Growth-Income Portfolio Class 3               0.85%         308,998      (308,674)     --     (50)          274
SAST Growth-Income Portfolio Class 3               0.95%         721,625      (213,961)    169      --       507,833
SAST Growth-Income Portfolio Class 3               1.10%           8,618        (9,235)     --      --          (617)
SAST Growth-Income Portfolio Class 3               1.20%         682,093       (93,676)     --      --       588,417
SAST Global Equities Portfolio Class 1             0.85%          26,530       (15,510)     --      --        11,020
SAST Global Equities Portfolio Class 1             1.10%           4,633        (3,586)     --      --         1,047
SAST Global Equities Portfolio Class 1             1.25%           3,732       (20,767)     --      (1)      (17,036)
SAST Global Equities Portfolio Class 3             0.85%          33,378       (25,301)     --      --         8,077
SAST Global Equities Portfolio Class 3             0.95%          41,421        (3,861)     --      --        37,560
SAST Global Equities Portfolio Class 3             1.10%           1,269        (1,666)     --      --          (397)
SAST Global Equities Portfolio Class 3             1.20%          53,562        (1,088)     --      --        52,474
SAST Alliance Growth Portfolio Class 1             0.85%           2,980       (48,689)    239      --       (45,470)
SAST Alliance Growth Portfolio Class 1             1.10%             156        (4,134)     --      --        (3,978)
SAST Alliance Growth Portfolio Class 1             1.25%           2,555       (49,675)     29      --       (47,091)
SAST Alliance Growth Portfolio Class 3             0.85%           8,064      (132,144)     --      --      (124,080)
SAST Alliance Growth Portfolio Class 3             0.95%           5,616        (1,463)     --      --         4,153
SAST Alliance Growth Portfolio Class 3             1.10%             132          (622)     --      --          (490)
SAST Alliance Growth Portfolio Class 3             1.20%          51,535        (2,036)     --      --        49,499
SAST MFS Massachusetts Investors Trust
  Portfolio Class 1                                0.85%          14,615       (63,365)  1,043      --       (47,707)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 1                                1.10%           4,785       (18,897)     --      --       (14,112)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                0.85%         198,834      (411,394)     --      --      (212,560)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                0.95%         775,750      (247,776)    102      --       528,076
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                1.10%           2,541        (7,738)     --      --        (5,197)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                1.20%         749,482      (112,954)     --      --       636,528
SAST Fundamental Growth Portfolio Class 1          0.85%             954       (83,120)  2,850      --       (79,316)
SAST Fundamental Growth Portfolio Class 1          1.10%             533       (19,735)     --      --       (19,202)
SAST Fundamental Growth Portfolio Class 1          1.25%           1,880       (35,893)     --     (78)      (34,091)
SAST Fundamental Growth Portfolio Class 3          0.85%          10,959       (40,295)     --     (76)      (29,412)
SAST Fundamental Growth Portfolio Class 3          0.95%           6,938        (8,774)     --      --        (1,836)
SAST Fundamental Growth Portfolio Class 3          1.10%              --        (2,552)     --      --        (2,552)
SAST Fundamental Growth Portfolio Class 3          1.20%          24,062        (4,129)     --      --        19,933
SAST Dynamic Allocation Portfolio Class 3          0.85%          40,710        (6,139)     --      --        34,571
SAST Dynamic Allocation Portfolio Class 3          0.95%      43,907,040    (1,489,247)     --      --    42,417,793
SAST Dynamic Allocation Portfolio Class 3          1.20%       8,415,314      (390,624)     --      --     8,024,690
SAST International Diversified Equities
  Portfolio Class 1                                0.85%           9,586       (40,739)  2,525      --       (28,628)
SAST International Diversified Equities
  Portfolio Class 1                                1.10%           5,296          (526)     --      --         4,770
SAST International Diversified Equities
  Portfolio Class 1                                1.25%             965       (13,875)     --    (167)      (13,077)
SAST International Diversified Equities
  Portfolio Class 3                                0.85%         144,954      (106,268)     --      (4)       38,682
SAST International Diversified Equities
  Portfolio Class 3                                0.95%         265,258       (38,590)     --      --       226,668
SAST International Diversified Equities
  Portfolio Class 3                                1.10%           2,308        (2,079)     --      --           229
SAST International Diversified Equities
  Portfolio Class 3                                1.20%         160,110       (11,871)     --      --       148,239
SAST Davis Venture Value Portfolio Class 1         0.85%           8,976      (322,983)  4,946      --      (309,061)
SAST Davis Venture Value Portfolio Class 1         1.10%           4,581       (28,225)     --      --       (23,644)
SAST Davis Venture Value Portfolio Class 1         1.25%           4,014       (33,749)     --     (28)      (29,763)
SAST Davis Venture Value Portfolio Class 3         0.85%          82,794      (561,422)  2,981      --      (475,647)
SAST Davis Venture Value Portfolio Class 3         0.95%         324,927       (59,025)     --      --       265,902
SAST Davis Venture Value Portfolio Class 3         1.10%           1,034        (7,491)     --      --        (6,457)
SAST Davis Venture Value Portfolio Class 3         1.20%         305,168       (27,475)     --      --       277,693
SAST MFS Total Return Portfolio Class 1            0.85%          70,209      (593,645)  9,008      --      (514,428)
SAST MFS Total Return Portfolio Class 1            1.10%          17,234       (35,666)     --      --       (18,432)
SAST MFS Total Return Portfolio Class 3            0.85%         164,765      (758,023)    186      --      (593,072)
SAST MFS Total Return Portfolio Class 3            0.95%         124,133       (44,861)     55      --        79,327
SAST MFS Total Return Portfolio Class 3            1.10%           1,073        (4,866)     --      --        (3,793)
SAST MFS Total Return Portfolio Class 3            1.20%         171,844       (31,065)     --      --       140,779
SAST Total Return Bond Portfolio Class 1           0.85%          47,884      (223,982)  1,989      --      (174,109)
SAST Total Return Bond Portfolio Class 1           1.10%           9,200       (11,703)     --      --        (2,503)
SAST Total Return Bond Portfolio Class 1           1.25%           1,430       (10,214)     --      --        (8,784)
SAST Total Return Bond Portfolio Class 3           0.85%         210,028      (680,321)     --     (22)     (470,315)
SAST Total Return Bond Portfolio Class 3           0.95%         994,907      (279,136)    185      --       715,956
SAST Total Return Bond Portfolio Class 3           1.10%           8,066        (5,796)     --      --         2,270
SAST Total Return Bond Portfolio Class 3           1.20%         802,929      (101,186)     --      --       701,743
SAST Telecom Utility Portfolio Class 1             0.85%           4,892       (11,671)     --      --        (6,779)
SAST Telecom Utility Portfolio Class 1             1.10%              --        (4,427)     --      --        (4,427)
SAST Telecom Utility Portfolio Class 1             1.25%             870        (9,391)     --     (44)       (8,565)
SAST Telecom Utility Portfolio Class 3             0.85%          10,405       (22,341)     --      --       (11,936)
SAST Telecom Utility Portfolio Class 3             0.95%          16,164        (1,814)     --      --        14,350
SAST Telecom Utility Portfolio Class 3             1.10%              --           (40)     --      --           (40)
SAST Telecom Utility Portfolio Class 3             1.20%          19,540        (1,974)     --      --        17,566
SAST Equity Opportunities Portfolio Class 1        0.85%           5,431       (53,625)    745      --       (47,449)
SAST Equity Opportunities Portfolio Class 1        1.10%           1,203        (3,809)     --      --        (2,606)
SAST Equity Opportunities Portfolio Class 1        1.25%           1,039        (8,661)     --      --        (7,622)
SAST Equity Opportunities Portfolio Class 3        0.85%         119,258       (69,159)     --      --        50,099
SAST Equity Opportunities Portfolio Class 3        0.95%         283,928       (50,890)     --      --       233,038
SAST Equity Opportunities Portfolio Class 3        1.10%           2,881        (3,403)     --      --          (522)
SAST Equity Opportunities Portfolio Class 3        1.20%         278,479       (21,706)     --      --       256,773
SAST Aggressive Growth Portfolio Class 1           0.85%          15,550       (25,127)     --      --        (9,577)
SAST Aggressive Growth Portfolio Class 1           1.10%              --          (853)     --      --          (853)
SAST Aggressive Growth Portfolio Class 1           1.25%           3,410       (21,631)    262      --       (17,959)

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2014.

                                              Contracts With              Accumulation Annuity Annuity     Net
                                                 a Total     Accumulation    Units      Units   Units    Increase
Sub-accounts                                    Expense of   Units Issued   Redeemed   Issued  Redeemed (Decrease)
------------                                  -------------- ------------ ------------ ------- -------- ----------
SAST Aggressive Growth Portfolio Class 3           0.85%         7,623       (17,536)      --      --      (9,913)
SAST Aggressive Growth Portfolio Class 3           0.95%         6,851        (1,088)      91      --       5,854
SAST Aggressive Growth Portfolio Class 3           1.10%           608            --       --      --         608
SAST Aggressive Growth Portfolio Class 3           1.20%        18,445          (362)      --      --      18,083
SAST International Growth and Income
  Portfolio Class 1                                0.85%        23,282       (67,222)   6,501      --     (37,439)
SAST International Growth and Income
  Portfolio Class 1                                1.10%         5,155        (8,220)      --      --      (3,065)
SAST International Growth and Income
  Portfolio Class 1                                1.25%         2,285       (23,552)      --     (17)    (21,284)
SAST International Growth and Income
  Portfolio Class 3                                0.85%       156,861      (471,425)      --     (32)   (314,596)
SAST International Growth and Income
  Portfolio Class 3                                0.95%        12,154        (3,174)      --      --       8,980
SAST International Growth and Income
  Portfolio Class 3                                1.10%         3,870       (11,478)      --      --      (7,608)
SAST International Growth and Income
  Portfolio Class 3                                1.20%        27,439        (1,193)      --      --      26,246
SAST Emerging Markets Portfolio Class 1            0.85%        10,257       (17,410)      --      --      (7,153)
SAST Emerging Markets Portfolio Class 1            1.10%         1,912        (4,765)      --      --      (2,853)
SAST Emerging Markets Portfolio Class 1            1.25%         5,808       (27,674)      --    (230)    (22,096)
SAST Emerging Markets Portfolio Class 3            0.85%        57,356       (80,213)      --     (10)    (22,867)
SAST Emerging Markets Portfolio Class 3            0.95%       101,215       (13,924)      --      --      87,291
SAST Emerging Markets Portfolio Class 3            1.10%         1,926        (1,087)      --      --         839
SAST Emerging Markets Portfolio Class 3            1.20%       111,394        (6,390)      --      --     105,004
SAST SunAmerica Dynamic Strategy Portfolio
  Class 3                                          0.85%            --            --       --      --          --
SAST Real Estate Portfolio Class 1                 0.85%         4,628       (18,046)      --      (1)    (13,419)
SAST Real Estate Portfolio Class 1                 1.10%           105        (1,004)      --      --        (899)
SAST Real Estate Portfolio Class 1                 1.25%         4,809       (12,836)      --    (145)     (8,172)
SAST Real Estate Portfolio Class 3                 0.85%        10,638      (172,490)      --      --    (161,852)
SAST Real Estate Portfolio Class 3                 0.95%        12,496       (43,700)      --      --     (31,204)
SAST Real Estate Portfolio Class 3                 1.10%            74        (3,817)      --      --      (3,743)
SAST Real Estate Portfolio Class 3                 1.20%        14,012       (17,659)      --      --      (3,647)
SAST Dogs of Wall Street Portfolio Class 1         0.85%         3,870       (12,318)      84      --      (8,364)
SAST Dogs of Wall Street Portfolio Class 1         1.10%           123          (375)      --      --        (252)
SAST Dogs of Wall Street Portfolio Class 1         1.25%         1,813       (11,581)      --    (232)    (10,000)
SAST Dogs of Wall Street Portfolio Class 3         0.85%        97,316       (66,871)      --     (61)     30,384
SAST Dogs of Wall Street Portfolio Class 3         0.95%       194,186       (44,122)      --      --     150,064
SAST Dogs of Wall Street Portfolio Class 3         1.10%         3,178          (873)      --      --       2,305
SAST Dogs of Wall Street Portfolio Class 3         1.20%       174,699       (16,138)      --      --     158,561
SAST Balanced Portfolio Class 1                    0.85%        29,713       (70,957)      --      --     (41,244)
SAST Balanced Portfolio Class 1                    1.10%        18,619          (135)      --      --      18,484
SAST Balanced Portfolio Class 1                    1.25%         5,093       (85,193)      --    (625)    (80,725)
SAST Balanced Portfolio Class 3                    0.85%       100,502      (122,746)     397      --     (21,847)
SAST Balanced Portfolio Class 3                    0.95%       121,275       (17,068)      52      --     104,259
SAST Balanced Portfolio Class 3                    1.10%         2,227           (72)      --      --       2,155
SAST Balanced Portfolio Class 3                    1.20%       129,720       (20,487)      --      --     109,233
SST Real Return Portfolio Class 3                  0.85%       582,585      (244,441)      --      --     338,144
SST Real Return Portfolio Class 3                  0.95%       958,207      (155,740)      --      --     802,467
SST Real Return Portfolio Class 3                  1.10%        12,311          (515)      --      --      11,796
SST Real Return Portfolio Class 3                  1.20%       633,581       (53,174)      --      --     580,407

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                              Contracts With              Accumulation Annuity Annuity
                                                 a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                    Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                  -------------- ------------ ------------ ------- -------- ------------
Lord Abbett Growth and Income Portfolio
  Class VC                                         0.85%        132,875    (2,011,059)  1,625   (2,860)  (1,879,417)
Lord Abbett Growth and Income Portfolio
  Class VC                                         0.95%        109,753       (32,019)     --       --       77,734
Lord Abbett Growth and Income Portfolio
  Class VC                                         1.10%          5,410       (80,096)     --       --      (74,686)
Lord Abbett Growth and Income Portfolio
  Class VC                                         1.20%         68,286       (16,155)     --       --       52,131
American Funds Growth-Income Fund Class 2          0.85%        386,005    (3,570,673)  4,197   (2,001)  (3,182,472)
American Funds Growth-Income Fund Class 2          0.95%        487,183       (57,541)     --       --      429,642
American Funds Growth-Income Fund Class 2          1.10%          8,245      (102,555)     --       --      (94,310)
American Funds Growth-Income Fund Class 2          1.20%        323,577       (23,642)     --       --      299,935
American Funds Growth Fund Class 2                 0.85%        174,098    (1,611,024)  2,992   (1,183)  (1,435,117)
American Funds Growth Fund Class 2                 0.95%        380,972      (111,321)     --       --      269,651
American Funds Growth Fund Class 2                 1.10%          7,360       (50,922)     --       --      (43,562)
American Funds Growth Fund Class 2                 1.20%        223,174       (39,944)     --       --      183,230
Lord Abbett Mid Cap Stock Portfolio Class VC       0.85%         66,073      (746,656)  1,806     (731)    (679,509)
Lord Abbett Mid Cap Stock Portfolio Class VC       0.95%         25,411        (8,054)     --       --       17,357
Lord Abbett Mid Cap Stock Portfolio Class VC       1.10%         10,153       (48,186)     --       --      (38,033)
Lord Abbett Mid Cap Stock Portfolio Class VC       1.20%         24,331        (2,713)     --       --       21,617
American Funds Asset Allocation Fund Class 2       0.85%      2,291,312    (2,680,061)    435   (5,244)    (393,558)
American Funds Asset Allocation Fund Class 2       0.95%        167,493       (35,509)     --       --      131,984
American Funds Asset Allocation Fund Class 2       1.10%         58,518       (67,637)     --       --       (9,119)
American Funds Asset Allocation Fund Class 2       1.20%        139,823       (13,744)     --       --      126,079
American Funds Global Growth Fund Class 2          0.85%        252,823    (1,792,962)  1,327   (1,063)  (1,539,876)
American Funds Global Growth Fund Class 2          0.95%        541,310      (142,913)     --       --      398,397
American Funds Global Growth Fund Class 2          1.10%          9,157       (32,480)     --       --      (23,323)
American Funds Global Growth Fund Class 2          1.20%        277,965       (54,639)     --       --      223,326
Invesco VI American Franchise Fund Series II       0.85%          8,488       (97,658)     --       --      (89,171)
Invesco VI American Franchise Fund Series II       0.95%         12,400        (3,727)     --       --        8,673
Invesco VI American Franchise Fund Series II       1.10%          1,699       (13,160)     --       --      (11,461)
Invesco VI American Franchise Fund Series II       1.20%         11,774        (1,522)     --       --       10,252
Invesco VI Comstock Fund Series II                 0.85%        464,000    (2,672,097)  2,015   (1,268)  (2,207,349)
Invesco VI Comstock Fund Series II                 0.95%        979,365      (292,942)     --       --      686,423
Invesco VI Comstock Fund Series II                 1.10%          8,318       (59,993)     --       --      (51,675)
Invesco VI Comstock Fund Series II                 1.20%        463,409      (102,682)     --       --      360,728
Invesco VI Growth and Income Fund Series II        0.85%        311,167    (2,604,903)    355   (2,359)  (2,295,740)
Invesco VI Growth and Income Fund Series II        0.95%        948,793      (294,972)     --       --      653,821
Invesco VI Growth and Income Fund Series II        1.10%          7,472       (85,658)     --       --      (78,186)
Invesco VI Growth and Income Fund Series II        1.20%        453,500      (111,227)     --       --      342,273
Franklin Income Securities Fund                    0.85%        694,926      (383,328)     --     (129)     311,469
Franklin Income Securities Fund                    0.95%        186,544       (30,416)     --       --      156,128
Franklin Income Securities Fund                    1.10%          5,960        (4,729)     --       --        1,231
Franklin Income Securities Fund                    1.20%        202,980       (25,592)     --       --      177,388
Franklin Templeton VIP Founding Funds
  Allocations Fund Class 2                         0.85%         75,858    (1,275,129)     --       --   (1,199,271)
Franklin Templeton VIP Founding Funds
  Allocations Fund Class 2                         0.95%         66,966        (5,946)     --       --       61,021
Franklin Templeton VIP Founding Funds
  Allocations Fund Class 2                         1.10%              1        (1,015)     --       --       (1,014)
Franklin Templeton VIP Founding Funds
  Allocations Fund Class 2                         1.20%         72,922        (5,736)     --       --       67,186
AST Growth Portfolio Class 1                       0.85%         57,035      (355,745)     --     (842)    (299,553)
AST Growth Portfolio Class 1                       1.10%          1,508       (18,429)     --       --      (16,921)
AST Growth Portfolio Class 1                       1.25%          3,727       (27,673)     --     (449)     (24,395)
AST Growth Portfolio Class 3                       0.85%         18,537       (50,720)    250       --      (31,933)
AST Growth Portfolio Class 3                       0.95%         13,605        (2,948)     --       --       10,657
AST Growth Portfolio Class 3                       1.10%             --           (24)     --       --          (24)
AST Growth Portfolio Class 3                       1.20%         29,624        (3,241)     --       --       26,383
AST Government and Quality Bond Portfolio
  Class 1                                          0.85%        156,367      (497,595)     --     (659)    (341,887)
AST Government and Quality Bond Portfolio
  Class 1                                          1.10%         11,086       (23,214)     --       --      (12,127)
AST Government and Quality Bond Portfolio
  Class 1                                          1.25%          4,712       (66,289)     --   (1,343)     (62,920)
AST Government and Quality Bond Portfolio
  Class 3                                          0.85%      1,130,641    (1,021,678)     --   (3,769)     105,195
AST Government and Quality Bond Portfolio
  Class 3                                          0.95%      2,026,275      (200,694)     --       --    1,825,580
AST Government and Quality Bond Portfolio
  Class 3                                          1.10%         10,301       (10,223)     --       --           78
AST Government and Quality Bond Portfolio
  Class 3                                          1.20%        839,362       (96,133)     --       --      743,229
AST Capital Appreciation Portfolio Class 1         0.85%         24,411      (484,781)     --   (2,166)    (462,536)
AST Capital Appreciation Portfolio Class 1         1.10%          3,202       (35,273)     --       --      (32,071)
AST Capital Appreciation Portfolio Class 1         1.25%          5,821       (30,710)     --      (77)     (24,967)
AST Capital Appreciation Portfolio Class 3         0.85%        402,350    (1,075,561)     --      (84)    (673,296)
AST Capital Appreciation Portfolio Class 3         0.95%        549,860       (67,306)     --       --      482,554
AST Capital Appreciation Portfolio Class 3         1.10%          2,350       (14,062)     --       --      (11,712)
AST Capital Appreciation Portfolio Class 3         1.20%        266,067       (27,272)     --       --      238,795
AST Natural Resources Portfolio Class 3            0.85%         46,414      (109,285)     --       --      (62,871)
AST Natural Resources Portfolio Class 3            0.95%         20,922        (3,186)     --       --       17,736
AST Natural Resources Portfolio Class 3            1.10%          1,103          (765)     --       --          338
AST Natural Resources Portfolio Class 3            1.20%         16,803        (3,983)     --       --       12,820
SAST Equity Index Portfolio Class 1                1.25%          8,007       (93,136)     --     (433)     (85,563)
SAST Small Company Value Portfolio Class 1         0.85%              4           (17)     --       --          (13)
SAST Small Company Value Portfolio Class 1         1.25%          5,276       (19,891)     --       --      (14,617)
SAST Small Company Value Portfolio Class 3         0.85%         66,159      (839,830)     --      (65)    (773,736)
SAST Small Company Value Portfolio Class 3         0.95%        160,895      (104,948)     --       --       55,947
SAST Small Company Value Portfolio Class 3         1.10%             88        (6,222)     --       --       (6,134)
SAST Small Company Value Portfolio Class 3         1.20%         83,790       (40,094)     --       --       43,696
SAST Mid-Cap Growth Portfolio Class 1              0.85%         36,388       (61,855)    639       --      (24,828)

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                              Contracts With              Accumulation Annuity Annuity
                                                 a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                    Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                  -------------- ------------ ------------ ------- -------- ------------
SAST Mid-Cap Growth Portfolio Class 1              1.10%         16,441        (2,887)     --      --        13,554
SAST Mid-Cap Growth Portfolio Class 3              0.85%         97,110      (167,969)    337      --       (70,523)
SAST Mid-Cap Growth Portfolio Class 3              0.95%        203,764      (220,278)     --      --       (16,514)
SAST Mid-Cap Growth Portfolio Class 3              1.10%             18          (345)     --      --          (327)
SAST Mid-Cap Growth Portfolio Class 3              1.20%        123,924       (74,146)     --      --        49,777
SAST Capital Growth Portfolio Class 1              0.85%          5,165       (18,377)     --      --       (13,212)
SAST Capital Growth Portfolio Class 1              1.10%            139        (2,827)     --      --        (2,688)
SAST Capital Growth Portfolio Class 3              0.85%          8,311       (62,952)     --      --       (54,641)
SAST Capital Growth Portfolio Class 3              0.95%          4,679        (3,524)     --      --         1,155
SAST Capital Growth Portfolio Class 3              1.10%            209          (427)     --      --          (219)
SAST Capital Growth Portfolio Class 3              1.20%         25,321        (1,346)     --      --        23,976
SAST Blue Chip Growth Portfolio Class 1            0.85%         65,915       (74,451)     --      --        (8,536)
SAST Blue Chip Growth Portfolio Class 1            1.10%         25,385        (4,691)     --      --        20,694
SAST Blue Chip Growth Portfolio Class 3            0.85%         24,233       (85,616)     --      --       (61,384)
SAST Blue Chip Growth Portfolio Class 3            0.95%         34,688       (13,419)     --      --        21,269
SAST Blue Chip Growth Portfolio Class 3            1.10%             --          (120)     --      --          (120)
SAST Blue Chip Growth Portfolio Class 3            1.20%         71,424       (12,983)     --      --        58,441
SAST Growth Opportunities Portfolio Class 1        0.85%         36,064       (50,063)     --      --       (13,999)
SAST Growth Opportunities Portfolio Class 1        1.10%          1,266        (8,365)     --      --        (7,099)
SAST Growth Opportunities Portfolio Class 3        0.85%        143,103    (1,569,197)    329      --    (1,425,764)
SAST Growth Opportunities Portfolio Class 3        0.95%        289,339      (148,865)     --      --       140,474
SAST Growth Opportunities Portfolio Class 3        1.10%            495       (13,208)     --      --       (12,712)
SAST Growth Opportunities Portfolio Class 3        1.20%        153,059       (52,924)     --      --       100,135
SAST Technology Portfolio Class 1                  0.85%         12,951       (24,907)     --      --       (11,955)
SAST Technology Portfolio Class 1                  1.10%              1          (164)     --      --          (163)
SAST Technology Portfolio Class 3                  0.85%         16,043       (60,545)     --      --       (44,503)
SAST Technology Portfolio Class 3                  0.95%         14,503       (10,065)     --      --         4,439
SAST Technology Portfolio Class 3                  1.10%             --          (118)     --      --          (118)
SAST Technology Portfolio Class 3                  1.20%         28,581        (2,180)     --      --        26,401
SAST Marsico Focused Growth Portfolio Class 3      0.85%        315,231       (92,445)     --      --       222,786
SAST Marsico Focused Growth Portfolio Class 3      0.95%        363,033       (36,475)     --      --       326,557
SAST Marsico Focused Growth Portfolio Class 3      1.10%          1,430        (1,628)     --      --          (198)
SAST Marsico Focused Growth Portfolio Class 3      1.20%        160,297       (14,024)     --      --       146,273
SAST Small & Mid Cap Value Portfolio Class 3       0.85%        133,822    (1,621,704)    206      --    (1,487,677)
SAST Small & Mid Cap Value Portfolio Class 3       0.95%        224,147       (94,269)     --      --       129,878
SAST Small & Mid Cap Value Portfolio Class 3       1.10%            715       (16,496)     --      --       (15,780)
SAST Small & Mid Cap Value Portfolio Class 3       1.20%        118,404       (47,754)     --      --        70,650
SAST Foreign Value Portfolio Class 3               0.85%        425,070    (1,935,042)     --     (74)   (1,510,047)
SAST Foreign Value Portfolio Class 3               0.95%      1,204,059      (407,458)     --      --       796,601
SAST Foreign Value Portfolio Class 3               1.10%          3,618       (18,179)     --      --       (14,561)
SAST Foreign Value Portfolio Class 3               1.20%        590,079      (147,195)     --      --       442,884
SAST Cash Management Portfolio Class 1             0.85%      1,435,579    (1,463,968)     --    (647)      (29,035)
SAST Cash Management Portfolio Class 1             1.10%         70,708       (41,288)     --      --        29,420
SAST Cash Management Portfolio Class 1             1.25%         39,572       (94,868)     --    (153)      (55,449)
SAST Cash Management Portfolio Class 3             0.85%      1,594,138    (1,598,956)     --      --        (4,817)
SAST Cash Management Portfolio Class 3             0.95%        405,601      (324,964)     --      --        80,637
SAST Cash Management Portfolio Class 3             1.10%          4,776        (5,633)     --      --          (858)
SAST Cash Management Portfolio Class 3             1.20%        169,924       (85,340)     --      --        84,584
SAST Corporate Bond Portfolio Class 1              0.85%        112,827      (470,348)     --    (142)     (357,664)
SAST Corporate Bond Portfolio Class 1              1.10%          7,635       (23,974)     --      --       (16,338)
SAST Corporate Bond Portfolio Class 1              1.25%          3,980       (16,407)     --      --       (12,428)
SAST Corporate Bond Portfolio Class 3              0.85%        904,564    (1,283,469)  4,299      --      (374,607)
SAST Corporate Bond Portfolio Class 3              0.95%        977,364       (56,729)     --      --       920,635
SAST Corporate Bond Portfolio Class 3              1.10%          8,334       (11,010)     --      --        (2,676)
SAST Corporate Bond Portfolio Class 3              1.20%        410,051       (36,941)     --      --       373,111
SAST Global Bond Portfolio Class 1                 0.85%         79,482      (116,170)     --     (82)      (36,771)
SAST Global Bond Portfolio Class 1                 1.10%          1,891       (14,338)     --      --       (12,447)
SAST Global Bond Portfolio Class 1                 1.25%          1,033       (14,664)     --     (48)      (13,679)
SAST Global Bond Portfolio Class 3                 0.85%        462,455      (316,653)     --     (53)      145,749
SAST Global Bond Portfolio Class 3                 0.95%        426,997       (22,896)     --      --       404,101
SAST Global Bond Portfolio Class 3                 1.10%          2,170        (2,345)     --      --          (175)
SAST Global Bond Portfolio Class 3                 1.20%        197,729       (16,081)     --      --       181,648
SAST High-Yield Bond Portfolio Class 1             0.85%         55,288      (115,726)     --      --       (60,437)
SAST High-Yield Bond Portfolio Class 1             1.10%          5,103       (16,656)     --      --       (11,553)
SAST High-Yield Bond Portfolio Class 1             1.25%          1,585       (12,850)     --     (36)      (11,302)
SAST High-Yield Bond Portfolio Class 3             0.85%        272,057      (412,474)     --     (88)     (140,504)
SAST High-Yield Bond Portfolio Class 3             0.95%        241,051       (15,873)     --      --       225,178
SAST High-Yield Bond Portfolio Class 3             1.10%          2,590        (2,404)     --      --           186
SAST High-Yield Bond Portfolio Class 3             1.20%        111,364       (16,046)     --      --        95,318
AST Asset Allocation Portfolio Class 1             0.85%         32,081      (108,737)     --    (486)      (77,142)
AST Asset Allocation Portfolio Class 1             1.10%         16,722       (18,180)     --      --        (1,458)
AST Asset Allocation Portfolio Class 1             1.25%          6,302       (31,198)     --    (125)      (25,021)
AST Asset Allocation Portfolio Class 3             0.85%        341,298      (103,127)     --      --       238,170
AST Asset Allocation Portfolio Class 3             0.95%         24,728        (4,875)     --      --        19,853
AST Asset Allocation Portfolio Class 3             1.10%             38        (3,207)     --      --        (3,169)
AST Asset Allocation Portfolio Class 3             1.20%          9,385          (885)     --      --         8,500
SAST Growth-Income Portfolio Class 1               0.85%         51,765      (126,228)     --    (274)      (74,737)

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                              Contracts With              Accumulation Annuity Annuity
                                                 a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                    Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                  -------------- ------------ ------------ ------- -------- ------------
SAST Growth-Income Portfolio Class 1               1.10%           7,601       (5,181)     --       --        2,420
SAST Growth-Income Portfolio Class 1               1.25%           3,849      (49,826)     --     (216)     (46,192)
SAST Growth-Income Portfolio Class 3               0.85%         985,426     (214,648)     --      (44)     770,734
SAST Growth-Income Portfolio Class 3               0.95%       1,105,062     (133,562)     --       --      971,500
SAST Growth-Income Portfolio Class 3               1.10%           5,101         (762)     --       --        4,339
SAST Growth-Income Portfolio Class 3               1.20%         510,387      (56,081)     --       --      454,306
SAST Global Equities Portfolio Class 1             0.85%          17,030      (31,785)     --       --      (14,755)
SAST Global Equities Portfolio Class 1             1.10%               1      (10,391)     --       --      (10,390)
SAST Global Equities Portfolio Class 1             1.25%           3,503      (16,324)     --       (3)     (12,824)
SAST Global Equities Portfolio Class 3             0.85%          13,753      (21,507)     --       --       (7,755)
SAST Global Equities Portfolio Class 3             0.95%          27,529       (2,356)     --       --       25,173
SAST Global Equities Portfolio Class 3             1.10%               8          (44)     --       --          (36)
SAST Global Equities Portfolio Class 3             1.20%          30,666         (763)     --       --       29,903
SAST Alliance Growth Portfolio Class 1             0.85%           6,498      (79,270)     --      (20)     (72,792)
SAST Alliance Growth Portfolio Class 1             1.10%           1,505       (3,665)     --       --       (2,160)
SAST Alliance Growth Portfolio Class 1             1.25%           2,238      (74,817)     --      (96)     (72,676)
SAST Alliance Growth Portfolio Class 3             0.85%          18,333     (166,493)     --       --     (148,160)
SAST Alliance Growth Portfolio Class 3             0.95%           4,624         (433)     --       --        4,191
SAST Alliance Growth Portfolio Class 3             1.10%             180       (1,082)     --       --         (902)
SAST Alliance Growth Portfolio Class 3             1.20%          24,333       (1,836)     --       --       22,497
SAST MFS Massachusetts Investors Trust
  Portfolio Class 1                                0.85%          53,767      (69,801)  1,145       --      (14,890)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 1                                1.10%          16,019         (764)     --       --       15,255
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                0.85%         550,272     (730,192)     --       --     (179,920)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                0.95%       1,308,109     (257,921)     --       --    1,050,186
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                1.10%           2,605       (8,378)     --       --       (5,773)
SAST MFS Massachusetts Investors Trust
  Portfolio Class 3                                1.20%         623,517     (100,724)     --       --      522,793
SAST Fundamental Growth Portfolio Class 1          0.85%           8,770      (95,969)     --      (19)     (87,218)
SAST Fundamental Growth Portfolio Class 1          1.10%          19,736       (8,083)     --       --       11,653
SAST Fundamental Growth Portfolio Class 1          1.25%           7,298      (41,972)     --      (74)     (34,748)
SAST Fundamental Growth Portfolio Class 3          0.85%          27,889     (105,615)    195       --      (77,531)
SAST Fundamental Growth Portfolio Class 3          0.95%           2,555       (2,558)     --       --           (3)
SAST Fundamental Growth Portfolio Class 3          1.10%              --         (210)     --       --         (210)
SAST Fundamental Growth Portfolio Class 3          1.20%          14,342       (3,033)     --       --       11,310
SAST Dynamic Allocation Portfolio Class 3          0.85%           1,340          (20)     --       --        1,320
SAST Dynamic Allocation Portfolio Class 3          0.95%      17,692,654     (542,649)     --       --   17,150,005
SAST Dynamic Allocation Portfolio Class 3          1.20%       3,527,839      (89,642)     --       --    3,438,197
SAST International Diversified Equities
  Portfolio Class 1                                0.85%          30,817      (56,085)     --     (156)     (25,423)
SAST International Diversified Equities
  Portfolio Class 1                                1.10%             711       (6,580)     --       --       (5,869)
SAST International Diversified Equities
  Portfolio Class 1                                1.25%           3,438      (15,861)     --   (1,088)     (13,511)
SAST International Diversified Equities
  Portfolio Class 3                                0.85%         267,428     (132,424)    596       --      135,601
SAST International Diversified Equities
  Portfolio Class 3                                0.95%         381,315      (25,824)     --       --      355,491
SAST International Diversified Equities
  Portfolio Class 3                                1.10%           1,326         (466)     --       --          860
SAST International Diversified Equities
  Portfolio Class 3                                1.20%         183,502      (10,076)     --       --      173,426
SAST Davis Venture Value Portfolio Class 1         0.85%          19,786     (446,123)     --     (195)    (426,532)
SAST Davis Venture Value Portfolio Class 1         1.10%           4,553      (42,699)     --       --      (38,145)
SAST Davis Venture Value Portfolio Class 1         1.25%           6,410      (39,134)     --     (102)     (32,826)
SAST Davis Venture Value Portfolio Class 3         0.85%         137,270   (1,155,653)     --     (675)  (1,019,060)
SAST Davis Venture Value Portfolio Class 3         0.95%         499,992      (77,929)     --       --      422,064
SAST Davis Venture Value Portfolio Class 3         1.10%             440      (13,797)     --       --      (13,356)
SAST Davis Venture Value Portfolio Class 3         1.20%         244,496      (36,547)     --       --      207,949
SAST MFS Total Return Portfolio Class 1            0.85%         122,289     (706,006)     --   (1,686)    (585,403)
SAST MFS Total Return Portfolio Class 1            1.10%          19,844      (60,578)     --       --      (40,734)
SAST MFS Total Return Portfolio Class 3            0.85%         590,131     (953,861)     54       --     (363,675)
SAST MFS Total Return Portfolio Class 3            0.95%         252,169      (31,724)     --       --      220,445
SAST MFS Total Return Portfolio Class 3            1.10%           4,345      (16,199)     --       --      (11,854)
SAST MFS Total Return Portfolio Class 3            1.20%         171,011      (19,647)     --       --      151,364
SAST Total Return Bond Portfolio Class 1           0.85%         199,320     (324,822)     --   (2,439)    (127,940)
SAST Total Return Bond Portfolio Class 1           1.10%           6,373      (18,507)     --       --      (12,134)
SAST Total Return Bond Portfolio Class 1           1.25%             929       (8,168)     --       --       (7,240)
SAST Total Return Bond Portfolio Class 3           0.85%         906,760   (1,170,640)    217       --     (263,663)
SAST Total Return Bond Portfolio Class 3           0.95%       1,791,009     (184,872)     --       --    1,606,138
SAST Total Return Bond Portfolio Class 3           1.10%          13,173      (10,848)     --       --        2,325
SAST Total Return Bond Portfolio Class 3           1.20%         751,686      (97,791)     --       --      653,895
SAST Telecom Utility Portfolio Class 1             0.85%           3,589      (11,231)     --       --       (7,642)
SAST Telecom Utility Portfolio Class 1             1.10%           2,977         (704)     --       --        2,274
SAST Telecom Utility Portfolio Class 1             1.25%           6,551      (14,729)     --      (39)      (8,218)
SAST Telecom Utility Portfolio Class 3             0.85%           8,908      (15,807)     --       --       (6,899)
SAST Telecom Utility Portfolio Class 3             0.95%           2,560       (3,162)     --       --         (602)
SAST Telecom Utility Portfolio Class 3             1.10%             616          (73)     --       --          542
SAST Telecom Utility Portfolio Class 3             1.20%           8,610       (1,149)     --       --        7,461
SAST Equity Opportunities Portfolio Class 1        0.85%           3,363      (70,639)     --     (205)     (67,480)
SAST Equity Opportunities Portfolio Class 1        1.10%              93       (8,406)     --       --       (8,313)
SAST Equity Opportunities Portfolio Class 1        1.25%           1,011       (9,934)     --       --       (8,923)
SAST Equity Opportunities Portfolio Class 3        0.85%         389,251      (81,420)     --       --      307,831
SAST Equity Opportunities Portfolio Class 3        0.95%         419,262      (32,827)     --       --      386,435
SAST Equity Opportunities Portfolio Class 3        1.10%           1,880         (672)     --       --        1,209
SAST Equity Opportunities Portfolio Class 3        1.20%         190,795      (11,911)     --       --      178,884

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2013.

                                              Contracts With              Accumulation Annuity Annuity
                                                 a Total     Accumulation    Units      Units   Units   Net Increase
Sub-accounts                                    Expense of   Units Issued   Redeemed   Issued  Redeemed  (Decrease)
------------                                  -------------- ------------ ------------ ------- -------- ------------
SAST Aggressive Growth Portfolio Class 1           0.85%         15,800       (28,108)    --        --      (12,309)
SAST Aggressive Growth Portfolio Class 1           1.10%          2,750        (6,643)    --        --       (3,893)
SAST Aggressive Growth Portfolio Class 1           1.25%          8,052       (24,685)    --       (42)     (16,675)
SAST Aggressive Growth Portfolio Class 3           0.85%         32,201       (13,667)    --        --       18,533
SAST Aggressive Growth Portfolio Class 3           0.95%          3,115       (41,727)    --        --      (38,612)
SAST Aggressive Growth Portfolio Class 3           1.10%             --           (27)    --        --          (27)
SAST Aggressive Growth Portfolio Class 3           1.20%          6,930          (479)    --        --        6,451
SAST International Growth and Income
  Portfolio Class 1                                0.85%         48,326      (114,712)    --    (1,484)     (67,868)
SAST International Growth and Income
  Portfolio Class 1                                1.10%          8,189        (3,204)    --        --        4,985
SAST International Growth and Income
  Portfolio Class 1                                1.25%          1,760       (31,389)   169        --      (29,460)
SAST International Growth and Income
  Portfolio Class 3                                0.85%        209,007    (1,401,125)   313        --   (1,191,805)
SAST International Growth and Income
  Portfolio Class 3                                0.95%         19,197        (1,429)    --        --       17,768
SAST International Growth and Income
  Portfolio Class 3                                1.10%          4,266       (14,241)    --        --       (9,975)
SAST International Growth and Income
  Portfolio Class 3                                1.20%          5,373        (3,464)    --        --        1,909
SAST Emerging Markets Portfolio Class 1            0.85%         18,033       (33,280)    --        (3)     (15,250)
SAST Emerging Markets Portfolio Class 1            1.10%          2,715        (5,316)    --        --       (2,601)
SAST Emerging Markets Portfolio Class 1            1.25%          4,798       (46,681)    --      (236)     (42,119)
SAST Emerging Markets Portfolio Class 3            0.85%        131,309      (154,767)   100        --      (23,359)
SAST Emerging Markets Portfolio Class 3            0.95%        114,583        (4,395)    --        --      110,187
SAST Emerging Markets Portfolio Class 3            1.10%          1,415          (890)    --        --          524
SAST Emerging Markets Portfolio Class 3            1.20%         63,562        (3,472)    --        --       60,090
SAST SunAmerica Dynamic Strategy Portfolio
  Class 3                                          0.85%             --           (10)    --        --          (10)
SAST Real Estate Portfolio Class 1                 0.85%          8,657       (22,314)    --        (2)     (13,659)
SAST Real Estate Portfolio Class 1                 1.10%          2,045        (1,110)    --        --          935
SAST Real Estate Portfolio Class 1                 1.25%          3,790       (12,160)    --      (129)      (8,499)
SAST Real Estate Portfolio Class 3                 0.85%        105,137      (352,705)    --        --     (247,568)
SAST Real Estate Portfolio Class 3                 0.95%         79,829        (7,360)    --        --       72,470
SAST Real Estate Portfolio Class 3                 1.10%          1,995        (3,396)    --        --       (1,401)
SAST Real Estate Portfolio Class 3                 1.20%         41,215        (4,343)    --        --       36,872
SAST Dogs of Wall Street Portfolio Class 1         0.85%         21,913       (31,319)    --       (84)      (9,490)
SAST Dogs of Wall Street Portfolio Class 1         1.10%          3,081        (2,507)    --        --          573
SAST Dogs of Wall Street Portfolio Class 1         1.25%          9,429       (23,191)    --      (206)     (13,968)
SAST Dogs of Wall Street Portfolio Class 3         0.85%        311,653       (66,717)    --       (54)     244,882
SAST Dogs of Wall Street Portfolio Class 3         0.95%        300,712       (42,506)    --        --      258,206
SAST Dogs of Wall Street Portfolio Class 3         1.10%          1,508          (259)    --        --        1,249
SAST Dogs of Wall Street Portfolio Class 3         1.20%        138,511       (10,432)    --        --      128,079
SAST Balanced Portfolio Class 1                    0.85%         58,609       (63,723)    --        --       (5,114)
SAST Balanced Portfolio Class 1                    1.10%          6,135        (7,821)    --        --       (1,686)
SAST Balanced Portfolio Class 1                    1.25%         13,831       (94,211)    --      (735)     (81,117)
SAST Balanced Portfolio Class 3                    0.85%        600,733      (116,778)    --        --      483,956
SAST Balanced Portfolio Class 3                    0.95%         75,840       (20,911)    --        --       54,929
SAST Balanced Portfolio Class 3                    1.10%              2        (4,588)    --        --       (4,586)
SAST Balanced Portfolio Class 3                    1.20%         90,011        (3,591)    --        --       86,420
SST Real Return Portfolio Class 3                  0.85%      1,580,929      (251,960)    --        --    1,328,968
SST Real Return Portfolio Class 3                  0.95%      1,475,922       (83,369)    --        --    1,392,553
SST Real Return Portfolio Class 3                  1.10%          9,453        (1,461)    --        --        7,992
SST Real Return Portfolio Class 3                  1.20%        598,932       (49,559)    --        --      549,373

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, 2010 follows:

                                    At December 31                                For the year ended December 31
                     ----------------------------------------------------   ------------------------------------------------
                                                                            Expense Ratio  Investment
                                  Unit Value                                  Lowest to      Income   Total Return Lowest to
Year                   Units    Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/   Highest/ (3)/
----                 ---------- ---------------------  -------------------  -------------- ---------- ----------------------
Lord Abbett Growth and Income Portfolio Class VC
12/31/2014            5,879,894 18.10    to    18.74       109,905,278      0.85% to 1.20%   0.66%      6.37%   to     6.74%
12/31/2013            6,909,891 17.01    to    17.56       121,091,260      0.85% to 1.20%   0.54%     34.28%   to    34.75%
12/31/2012            8,734,130 12.67    to    13.03       113,650,846      0.85% to 1.20%   0.92%     10.75%   to    11.14%
12/31/2011           10,291,928 11.44    to    11.73       120,543,506      0.85% to 1.20%   0.68%    -12.93%   to    -6.88%
12/31/2010           12,237,231 12.32    to    12.59       153,938,811      0.85% to 1.10%   0.55%      5.04%   to     5.22%
American Funds Growth-Income Fund Class 2
12/31/2014           14,782,301 27.56    to    28.53       420,114,498      0.85% to 1.20%   1.28%      9.31%   to     9.70%
12/31/2013           15,875,732 25.21    to    26.01       412,056,459      0.85% to 1.20%   1.32%     31.91%   to    32.37%
12/31/2012           18,422,938 19.11    to    19.65       361,536,342      0.85% to 1.20%   1.56%     16.08%   to    16.49%
12/31/2011           21,562,653 16.47    to    16.87       363,374,312      0.85% to 1.20%   1.48%     -9.22%   to    -2.66%
12/31/2010           25,263,731 16.97    to    17.33       437,446,407      0.85% to 1.10%   1.49%      5.15%   to     5.32%
American Funds Growth Fund Class 2
12/31/2014            7,675,561 31.15    to    32.20       246,019,504      0.85% to 1.20%   0.78%      7.21%   to     7.59%
12/31/2013            8,199,373 29.05    to    29.93       244,676,769      0.85% to 1.20%   0.92%     28.56%   to    29.00%
12/31/2012            9,225,171 22.60    to    23.20       213,620,091      0.85% to 1.20%   0.77%     16.48%   to    16.89%
12/31/2011           10,468,633 19.40    to    19.85       207,500,378      0.85% to 1.20%   0.59%    -12.83%   to    -5.09%
12/31/2010           12,043,778 20.49    to    20.91       251,575,242      0.85% to 1.10%   0.72%      9.94%   to    10.13%
Lord Abbett Mid Cap Stock Portfolio Class VC
12/31/2014            3,251,181 21.75    to    22.50        72,949,971      0.85% to 1.20%   0.42%     10.20%   to    10.58%
12/31/2013            3,839,341 19.74    to    20.35        77,949,580      0.85% to 1.20%   0.41%     28.77%   to    29.22%
12/31/2012            4,517,908 15.33    to    15.75        71,012,534      0.85% to 1.20%   0.62%     13.18%   to    13.57%
12/31/2011            5,575,464 13.54    to    13.86        77,188,094      0.85% to 1.20%   0.19%    -13.37%   to    -4.82%
12/31/2010            6,800,474 14.25    to    14.57        98,941,298      0.85% to 1.10%   0.40%     11.10%   to    11.28%
American Funds Asset Allocation Fund Class 2
12/31/2014           14,950,644 24.05    to    24.86       370,799,803      0.85% to 1.20%   1.48%      4.14%   to     4.50%
12/31/2013           15,390,855 23.10    to    23.79       365,584,176      0.85% to 1.20%   1.47%     22.22%   to    22.65%
12/31/2012           15,535,469 18.90    to    19.40       301,000,788      0.85% to 1.20%   1.86%     14.80%   to    15.21%
12/31/2011           17,776,821 16.46    to    16.84       299,059,306      0.85% to 1.20%   1.80%     -6.35%   to     0.44%
12/31/2010           20,548,416 16.43    to    16.76       344,228,504      0.85% to 1.10%   1.98%      7.01%   to     7.19%
American Funds Global Growth Fund Class 2
12/31/2014            9,267,274 33.54    to    34.69       320,037,579      0.85% to 1.20%   1.14%      1.09%   to     1.45%
12/31/2013            9,604,256 33.18    to    34.20       327,531,412      0.85% to 1.20%   1.23%     27.64%   to    28.09%
12/31/2012           10,545,732 26.00    to    26.70       281,095,191      0.85% to 1.20%   0.88%     21.10%   to    21.52%
12/31/2011           11,908,185 21.47    to    21.97       261,361,569      0.85% to 1.20%   1.27%    -17.13%   to    -9.66%
12/31/2010           13,281,602 23.83    to    24.32       322,745,750      0.85% to 1.10%   1.49%      9.53%   to     9.71%
Invesco VI American Franchise Fund Series II
12/31/2014              342,917 17.10    to    17.68         6,029,034      0.85% to 1.20%   0.00%      6.88%   to     7.25%
12/31/2013              359,106 16.00    to    16.48         5,899,166      0.85% to 1.20%   0.24%     38.13%   to    38.62%
12/31/2012              440,812 11.58    to    11.89         5,229,170      0.85% to 1.20%   0.00%     12.04%   to    12.44%
12/31/2011              547,888 10.34    to    10.58         5,785,568      0.85% to 1.20%   0.00%    -14.09%   to    -7.18%
12/31/2010              666,338 11.18    to    11.39         7,580,846      0.85% to 1.10%   0.00%      9.80%   to     9.98%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, 2010 follows:

                                    At December 31                                For the year ended December 31
                     ----------------------------------------------------   ------------------------------------------------
                                                                            Expense Ratio  Investment
                                  Unit Value                                  Lowest to      Income   Total Return Lowest to
Year                   Units    Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/   Highest/ (3)/
----                 ---------- ---------------------  -------------------  -------------- ---------- ----------------------
Invesco VI Comstock Fund Series II
12/31/2014           13,432,283 21.16    to    21.93       293,008,032      0.85% to 1.20%    1.10%     7.80%   to     8.18%
12/31/2013           14,031,194 19.63    to    20.27       283,507,573      0.85% to 1.20%    1.44%    34.04%   to    34.51%
12/31/2012           15,243,068 14.64    to    15.07       229,271,523      0.85% to 1.20%    1.49%    17.50%   to    17.92%
12/31/2011           16,891,729 12.46    to    12.78       215,633,423      0.85% to 1.20%    1.36%   -11.15%   to    -2.94%
12/31/2010           19,127,871 12.87    to    13.17       251,638,506      0.85% to 1.10%    0.00%     7.37%   to     7.55%
Invesco VI Growth and Income Fund Series II
12/31/2014           12,674,952 22.88    to    23.77       299,533,287      0.85% to 1.20%    1.50%     8.65%   to     9.03%
12/31/2013           13,347,023 21.06    to    21.80       289,855,640      0.85% to 1.20%    1.27%    32.18%   to    32.64%
12/31/2012           14,724,855 15.93    to    16.43       241,423,280      0.85% to 1.20%    1.30%    12.98%   to    13.38%
12/31/2011           15,734,906 14.10    to    14.49       227,760,765      0.85% to 1.20%    1.00%   -10.74%   to    -3.09%
12/31/2010           17,602,934 14.59    to    14.96       263,027,122      0.85% to 1.10%    0.00%     3.50%   to     3.67%
Franklin Income Securities Fund
12/31/2014            2,725,829 13.86    to    14.13        38,291,574      0.85% to 1.20%    4.98%     3.37%   to     3.73%
12/31/2013            2,469,399 13.41    to    13.62        33,527,085      0.85% to 1.20%    5.78%    12.59%   to    12.98%
12/31/2012            1,823,182 11.91    to    12.05        21,937,148      0.85% to 1.20%    6.45%    11.31%   to    11.70%
12/31/2011            1,407,331 10.70    to    10.79        15,179,584      0.85% to 1.20%    5.53%    -5.54%   to     1.52%
12/31/2010            1,275,194 10.57    to    10.63        13,554,263      0.85% to 1.10%    6.52%     5.93%   to     6.10%
Franklin Templeton VIP Founding Funds Allocations Fund Class 2
12/31/2014            1,468,341 12.88    to    13.13        19,201,575      0.85% to 1.20%    2.78%     1.62%   to     1.98%
12/31/2013            1,344,874 12.68    to    12.88        17,293,792      0.85% to 1.20%   13.74%    22.30%   to    22.73%
12/31/2012            2,416,953 10.36    to    10.49        25,355,257      0.85% to 1.20%    2.76%    13.95%   to    14.35%
12/31/2011            2,561,875  9.09    to     9.18        23,506,395      0.85% to 1.20%    0.02%   -10.47%   to    -2.38%
12/31/2010            2,670,875  9.34    to     9.40        25,104,203      0.85% to 1.10%    2.20%     4.75%   to     4.93%
AST Growth Portfolio Class 1
12/31/2014            1,359,826 18.97    to    51.03        29,961,587      0.85% to 1.25%    0.55%     6.11%   to     6.54%
12/31/2013            1,560,885 17.81    to    48.09        32,037,012      0.85% to 1.25%    0.78%    33.50%   to    34.03%
12/31/2012            1,901,754 13.29    to    36.02        29,001,264      0.85% to 1.25%    0.56%    12.55%   to    13.00%
12/31/2011            2,361,780 11.76    to    32.00        31,593,436      0.85% to 1.25%    0.71%    -7.42%   to    -7.05%
12/31/2010            2,921,238 12.65    to    34.57        41,947,682      0.85% to 1.25%    0.72%     5.93%   to     6.21%
AST Growth Portfolio Class 3
12/31/2014              338,909 17.86    to    18.57         6,230,981      0.85% to 1.20%    0.32%     5.91%   to     6.28%
12/31/2013              316,571 16.86    to    17.47         5,506,047      0.85% to 1.20%    0.54%    33.24%   to    33.70%
12/31/2012              311,488 12.66    to    13.07         4,064,970      0.85% to 1.20%    0.29%    12.33%   to    12.72%
12/31/2011              341,477 11.27    to    11.60         3,958,202      0.85% to 1.20%    0.46%   -14.08%   to    -7.28%
12/31/2010              386,395 12.18    to    12.51         4,831,679      0.85% to 1.10%    0.52%     5.81%   to     6.03%
AST Government and Quality Bond Portfolio Class 1
12/31/2014            2,042,628 17.83    to    22.41        37,867,284      0.85% to 1.25%    1.83%     3.86%   to     4.27%
12/31/2013            2,329,933 17.10    to    21.58        41,570,606      0.85% to 1.25%    2.33%    -3.30%   to    -2.92%
12/31/2012            2,746,868 17.62    to    22.32        50,495,823      0.85% to 1.25%    2.24%     2.50%   to     2.91%
12/31/2011            3,152,043 17.12    to    21.77        56,385,005      0.85% to 1.25%    3.05%     5.76%   to     6.18%
12/31/2010            3,914,604 16.12    to    20.59        65,850,857      0.85% to 1.25%    4.02%     1.62%   to     1.90%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, 2010 follows:

                                    At December 31                                 For the year ended December 31
                     ----------------------------------------------------   ------------------------------------------------
                                                                            Expense Ratio  Investment
                                  Unit Value                                  Lowest to      Income   Total Return Lowest to
Year                   Units    Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/   Highest/ (3)/
----                 ---------- ---------------------  -------------------  -------------- ---------- ----------------------
AST Government and Quality Bond Portfolio Class 3
12/31/2014           11,143,087 16.79    to    17.45       192,690,497      0.85% to 1.20%   1.71%      3.66%   to     4.02%
12/31/2013           10,275,037 16.20    to    16.77       171,288,409      0.85% to 1.20%   2.24%     -3.50%   to    -3.16%
12/31/2012            7,600,955 16.78    to    17.32       131,175,137      0.85% to 1.20%   2.11%      2.30%   to     2.66%
12/31/2011            5,757,968 16.41    to    16.87        97,013,952      0.85% to 1.20%   2.93%      4.47%   to     5.92%
12/31/2010            5,822,234 15.54    to    15.93        92,721,368      0.85% to 1.10%   3.69%      1.56%   to     1.72%
AST Capital Appreciation Portfolio Class 1
12/31/2014            2,205,175 30.38    to    92.80        76,981,735      0.85% to 1.25%   0.00%     13.81%   to    14.27%
12/31/2013            2,615,547 26.59    to    81.54        79,467,770      0.85% to 1.25%   0.00%     34.14%   to    34.67%
12/31/2012            3,135,121 19.74    to    60.79        70,325,490      0.85% to 1.25%   0.00%     22.35%   to    22.85%
12/31/2011            3,863,350 16.07    to    49.68        70,183,281      0.85% to 1.25%   0.00%     -8.20%   to    -7.83%
12/31/2010            4,668,672 17.44    to    54.12        91,161,310      0.85% to 1.25%   0.13%     12.95%   to    13.25%
AST Capital Appreciation Portfolio Class 3
12/31/2014            5,579,110 28.54    to    29.73       164,905,349      0.85% to 1.20%   0.00%     13.58%   to    13.98%
12/31/2013            5,623,576 25.13    to    26.09       146,217,010      0.85% to 1.20%   0.00%     33.87%   to    34.34%
12/31/2012            5,587,235 18.77    to    19.42       108,360,397      0.85% to 1.20%   0.00%     22.11%   to    22.54%
12/31/2011            6,638,165 15.37    to    15.85       105,117,546      0.85% to 1.20%   0.00%    -19.45%   to    -8.06%
12/31/2010            7,458,411 16.80    to    17.24       128,499,376      0.85% to 1.10%   0.00%     12.87%   to    13.06%
AST Natural Resources Portfolio Class 3
12/31/2014              620,083  8.20    to     8.42         5,194,421      0.85% to 1.20%   0.80%    -19.70%   to   -19.42%
12/31/2013              556,766 10.21    to    10.44         5,802,117      0.85% to 1.20%   0.69%      4.28%   to     4.64%
12/31/2012              588,743  9.79    to     9.98         5,868,674      0.85% to 1.20%   0.81%      2.03%   to     2.39%
12/31/2011              654,820  9.60    to     9.75         6,378,281      0.85% to 1.20%   0.42%    -27.10%   to   -21.14%
12/31/2010              718,089 12.22    to    12.36         8,872,042      0.85% to 1.10%   0.71%     14.50%   to    14.69%
SAST Equity Index Portfolio Class 1
12/31/2014              687,292                15.71        10,799,361               1.25%   0.61%                    11.68%
12/31/2013              784,852                14.07        11,042,792               1.25%   0.32%                    29.78%
12/31/2012              870,415                10.84         9,436,816               1.25%   0.18%                    13.61%
12/31/2011            1,008,160                 9.54         9,620,430               1.25%   1.51%                     0.30%
12/31/2010            1,144,865                 9.51        10,891,764               1.25%   1.67%                     6.29%
SAST Small Company Value Portfolio Class 1
12/31/2014               87,253                40.10         3,499,014               1.25%   0.29%                    -1.22%
12/31/2013              103,514                40.60         4,202,516               1.25%   0.88%                    33.69%
12/31/2012              118,143 22.04    to    30.37         3,587,475      0.85% to 1.25%   0.43%     16.40%   to    16.83%
12/31/2011              141,214 18.87    to    26.09         3,681,375      0.85% to 1.25%   0.36%     -4.43%   to    -4.07%
12/31/2010              200,102 19.67    to    27.30         5,459,250      0.85% to 1.25%   0.59%      6.83%   to     7.09%
SAST Small Company Value Portfolio Class 3
12/31/2014            2,372,873 14.53    to    14.89        35,145,161      0.85% to 1.20%   0.07%     -1.42%   to    -1.07%
12/31/2013            2,363,119 14.74    to    15.05        35,459,134      0.85% to 1.20%   0.65%     33.43%   to    33.89%
12/31/2012            3,043,346 11.05    to    11.24        34,154,966      0.85% to 1.20%   0.24%     16.17%   to    16.58%
12/31/2011            2,899,537  9.51    to     9.64        27,942,383      0.85% to 1.20%   0.23%    -10.53%   to    -4.28%
12/31/2010            2,866,624  9.96    to    10.07        28,873,321      0.85% to 1.10%   0.45%      6.76%   to     6.93%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, 2010 follows:

                                    At December 31                               For the year ended December 31
                     ---------------------------------------------------   ------------------------------------------------
                                                                           Expense Ratio  Investment
                                 Unit Value                                  Lowest to      Income   Total Return Lowest to
Year                   Units   Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/   Highest/ (3)/
----                 --------- ---------------------  -------------------  -------------- ---------- ----------------------
SAST Mid-Cap Growth Portfolio Class 1
12/31/2014             283,698 16.42    to    17.00        4,805,305       0.85% to 1.10%   0.00%     10.05%   to    10.33%
12/31/2013             300,861 14.92    to    15.41        4,620,399       0.85% to 1.10%   0.00%     40.86%   to    41.21%
12/31/2012             312,135 10.59    to    10.91        3,400,165       0.85% to 1.10%   0.00%     14.78%   to    15.07%
12/31/2011             372,085  9.23    to     9.48        3,521,322       0.85% to 1.10%   0.00%     -6.96%   to    -6.73%
12/31/2010             424,605  9.92    to    10.16        4,305,607       0.85% to 1.10%   0.00%     13.02%   to    13.21%
SAST Mid-Cap Growth Portfolio Class 3
12/31/2014           1,607,238 16.01    to    16.63       26,412,749       0.85% to 1.20%   0.00%      9.67%   to    10.05%
12/31/2013           1,638,245 14.60    to    15.11       24,526,233       0.85% to 1.20%   0.00%     40.37%   to    40.86%
12/31/2012           1,675,831 10.40    to    10.73       17,854,707       0.85% to 1.20%   0.00%     14.38%   to    14.79%
12/31/2011             845,004  9.09    to     9.35        7,862,931       0.85% to 1.20%   0.00%    -15.38%   to    -6.96%
12/31/2010             366,167  9.80    to    10.05        3,675,201       0.85% to 1.10%   0.00%     12.83%   to    13.02%
SAST Capital Growth Portfolio Class 1
12/31/2014              73,470 11.61    to    12.02          880,086       0.85% to 1.10%   0.09%      7.40%   to     7.67%
12/31/2013              80,743 10.81    to    11.16          898,784       0.85% to 1.10%   0.77%     27.84%   to    28.16%
12/31/2012              96,643  8.46    to     8.71          839,239       0.85% to 1.10%   0.39%     12.68%   to    12.96%
12/31/2011             148,001  7.50    to     7.71        1,138,262       0.85% to 1.10%   0.00%     -2.39%   to    -2.15%
12/31/2010             197,382  7.69    to     7.88        1,552,228       0.85% to 1.10%   0.00%      5.85%   to     6.03%
SAST Capital Growth Portfolio Class 3
12/31/2014             354,790 11.32    to    11.76        4,134,639       0.85% to 1.20%   0.00%      7.03%   to     7.40%
12/31/2013             350,994 10.58    to    10.95        3,823,323       0.85% to 1.20%   0.57%     27.40%   to    27.84%
12/31/2012             380,722  8.30    to     8.56        3,252,911       0.85% to 1.20%   0.16%     12.28%   to    12.68%
12/31/2011             409,439  7.39    to     7.60        3,109,242       0.85% to 1.20%   0.00%     -9.14%   to    -2.39%
12/31/2010             477,946  7.59    to     7.78        3,719,204       0.85% to 1.10%   0.00%      5.67%   to     5.85%
SAST Blue Chip Growth Portfolio Class 1
12/31/2014             144,142  9.34    to     9.67        1,390,309       0.85% to 1.10%   0.04%     10.70%   to    10.97%
12/31/2013             180,788  8.44    to     8.71        1,567,805       0.85% to 1.10%   0.36%     32.50%   to    32.83%
12/31/2012             168,629  6.37    to     6.56        1,104,932       0.85% to 1.10%   0.00%     10.35%   to    10.63%
12/31/2011             174,245  5.77    to     5.93        1,032,130       0.85% to 1.10%   0.22%     -6.62%   to    -6.39%
12/31/2010             169,073  6.18    to     6.33        1,069,902       0.85% to 1.10%   0.29%      6.89%   to     7.07%
SAST Blue Chip Growth Portfolio Class 3
12/31/2014           1,134,077  9.05    to     9.46       10,483,778       0.85% to 1.20%   0.00%     10.31%   to    10.69%
12/31/2013             374,908  8.20    to     8.55        3,167,173       0.85% to 1.20%   0.13%     32.04%   to    32.50%
12/31/2012             356,702  6.21    to     6.45        2,289,960       0.85% to 1.20%   0.00%      9.97%   to    10.36%
12/31/2011             304,672  5.65    to     5.85        1,777,763       0.85% to 1.20%   0.01%    -12.42%   to    -6.62%
12/31/2010             249,608  6.07    to     6.26        1,562,629       0.85% to 1.10%   0.08%      6.77%   to     6.89%
SAST Growth Opportunities Portfolio Class 1
12/31/2014             194,077  9.96    to    10.19        1,935,620       0.85% to 1.10%   0.00%      2.59%   to     2.85%
12/31/2013             209,513  9.69    to     9.94        2,031,411       0.85% to 1.10%   0.00%     36.28%   to    36.62%
12/31/2012             230,611  7.09    to     7.29        1,638,011       0.85% to 1.10%   0.00%     16.28%   to    16.57%
12/31/2011             254,477  6.08    to     6.27        1,550,205       0.85% to 1.10%   0.00%     -3.43%   to    -3.19%
12/31/2010             276,045  6.28    to     6.49        1,737,058       0.85% to 1.10%   0.00%      9.89%   to    10.07%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, 2010 follows:

                                    At December 31                                For the year ended December 31
                     ---------------------------------------------------   ------------------------------------------------
                                                                           Expense Ratio  Investment
                                 Unit Value                                  Lowest to      Income   Total Return Lowest to
Year                   Units   Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/   Highest/ (3)/
----                 --------- ---------------------  -------------------  -------------- ---------- ----------------------
SAST Growth Opportunities Portfolio Class 3
12/31/2014           2,105,569  9.75    to     9.93        20,567,011      0.85% to 1.20%   0.00%      2.24%   to     2.59%
12/31/2013           2,399,975  9.50    to     9.72        22,855,474      0.85% to 1.20%   0.00%     35.81%   to    36.29%
12/31/2012           3,597,842  6.97    to     7.16        25,118,001      0.85% to 1.20%   0.00%     15.87%   to    16.28%
12/31/2011           3,300,537  5.99    to     6.18        19,802,800      0.85% to 1.20%   0.00%    -14.75%   to    -3.44%
12/31/2010           3,274,795  6.21    to     6.41        20,338,574      0.85% to 1.20%   0.00%      9.70%   to     9.89%
SAST Technology Portfolio Class 1
12/31/2014              93,595  3.67    to     3.80           352,524      0.85% to 1.10%   0.00%     23.47%   to    23.78%
12/31/2013             115,036  2.97    to     3.07           350,624      0.85% to 1.10%   0.00%     24.51%   to    24.82%
12/31/2012             127,154  2.38    to     2.46           310,790      0.85% to 1.10%   0.00%      6.59%   to     6.86%
12/31/2011             139,237  2.24    to     2.30           318,713      0.85% to 1.10%   0.00%     -6.42%   to    -6.18%
12/31/2010             174,817  2.39    to     2.45           427,041      0.85% to 1.10%   0.00%     10.55%   to    10.73%
SAST Technology Portfolio Class 3
12/31/2014             321,150  3.54    to     3.71         1,171,859      0.85% to 1.20%   0.00%     23.04%   to    23.47%
12/31/2013             241,342  2.88    to     3.01           718,532      0.85% to 1.20%   0.00%     24.07%   to    24.51%
12/31/2012             255,123  2.32    to     2.41           613,287      0.85% to 1.20%   0.00%      6.22%   to     6.59%
12/31/2011             258,808  2.19    to     2.26           586,022      0.85% to 1.20%   0.00%    -10.46%   to    -6.42%
12/31/2010             320,218  2.33    to     2.42           774,855      0.85% to 1.10%   0.00%     10.18%   to    10.55%
SAST Marsico Focused Growth Portfolio Class 3
12/31/2014           1,508,012 15.72    to    16.12        24,105,841      0.85% to 1.20%   0.00%      9.63%   to    10.02%
12/31/2013           1,117,507 14.34    to    14.65        16,291,121      0.85% to 1.20%   0.01%     32.76%   to    33.23%
12/31/2012             422,088 10.80    to    11.00         4,627,515      0.85% to 1.20%   0.11%      9.65%   to    10.03%
12/31/2011             317,623  9.85    to     9.99         3,170,730      0.85% to 1.20%   0.11%     -9.03%   to    -2.52%
12/31/2010             296,194 10.13    to    10.25         3,034,983      0.85% to 1.10%   0.22%      8.64%   to     8.83%
SAST Small & Mid Cap Value Portfolio Class 3
12/31/2014           2,503,791 18.08    to    18.55        46,193,281      0.85% to 1.20%   0.58%      7.56%   to     7.94%
12/31/2013           2,784,605 16.81    to    17.19        47,709,929      0.85% to 1.20%   0.25%     35.81%   to    36.29%
12/31/2012           4,087,534 12.38    to    12.61        51,472,222      0.85% to 1.20%   0.38%     16.89%   to    17.30%
12/31/2011           4,147,775 10.59    to    10.75        44,564,972      0.85% to 1.20%   0.13%    -15.85%   to    -9.00%
12/31/2010           4,109,354 11.67    to    11.81        48,532,574      0.85% to 1.10%   0.20%      4.45%   to     4.63%
SAST Foreign Value Portfolio Class 3
12/31/2014           9,549,029 11.06    to    11.33       107,552,889      0.85% to 1.20%   1.02%     -8.08%   to    -7.76%
12/31/2013           8,637,557 12.03    to    12.29       105,700,199      0.85% to 1.20%   1.69%     21.61%   to    22.04%
12/31/2012           8,922,679  9.89    to    10.07        89,644,234      0.85% to 1.20%   1.98%     17.87%   to    18.28%
12/31/2011           7,616,670  8.39    to     8.51        64,786,340      0.85% to 1.20%   1.48%    -22.25%   to   -12.60%
12/31/2010           6,558,989  9.63    to     9.74        63,868,282      0.85% to 1.10%   1.86%      4.56%   to     4.73%
SAST Cash Management Portfolio Class 1
12/31/2014             971,741 11.25    to    12.94        11,262,217      0.85% to 1.25%   0.00%     -1.52%   to    -1.12%
12/31/2013           1,191,053 11.37    to    13.14        13,948,521      0.85% to 1.25%   0.00%     -1.50%   to    -1.11%
12/31/2012           1,246,117 11.50    to    13.34        14,863,988      0.85% to 1.25%   0.00%     -1.48%   to    -1.09%
12/31/2011           1,583,571 11.63    to    13.54        19,038,886      0.85% to 1.25%   0.00%     -1.51%   to    -1.12%
12/31/2010           1,418,702 11.76    to    13.75        17,397,029      0.85% to 1.25%   0.00%     -0.99%   to    -0.73%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, 2010 follows:

                                    At December 31                               For the year ended December 31
                     ---------------------------------------------------   ------------------------------------------------
                                                                           Expense Ratio  Investment
                                 Unit Value                                  Lowest to      Income   Total Return Lowest to
Year                   Units   Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/  Highest/ (3)/
----                 --------- ---------------------  -------------------  -------------- ---------- ----------------------
SAST Cash Management Portfolio Class 3
12/31/2014             968,997 10.55    to    11.01        10,600,570      0.85% to 1.20%   0.00%    -1.72%   to    -1.37%
12/31/2013           1,042,965 10.74    to    11.16        11,594,279      0.85% to 1.20%   0.00%    -1.70%   to    -1.35%
12/31/2012             883,419 10.92    to    11.31         9,986,971      0.85% to 1.20%   0.00%    -1.68%   to    -1.33%
12/31/2011           1,171,718 11.11    to    11.46        13,425,444      0.85% to 1.20%   0.00%    -1.37%   to    -1.06%
12/31/2010             934,751 11.29    to    11.62        10,863,494      0.85% to 1.10%   0.00%    -1.04%   to    -0.89%
SAST Corporate Bond Portfolio Class 1
12/31/2014           1,980,638 24.81    to    29.85        49,608,225      0.85% to 1.25%   3.51%     4.49%   to     4.91%
12/31/2013           2,287,439 23.65    to    28.57        54,649,711      0.85% to 1.25%   4.09%     0.14%   to     0.54%
12/31/2012           2,673,869 23.52    to    28.53        63,519,961      0.85% to 1.25%   5.13%    10.03%   to    10.47%
12/31/2011           3,163,389 21.29    to    25.93        68,020,756      0.85% to 1.25%   6.21%     5.09%   to     5.51%
12/31/2010           3,809,449 20.18    to    24.67        77,627,774      0.85% to 1.25%   6.28%     4.37%   to     4.65%
SAST Corporate Bond Portfolio Class 3
12/31/2014           9,150,213 23.36    to    24.27       220,890,905      0.85% to 1.20%   3.47%     4.28%   to     4.65%
12/31/2013           8,957,279 22.40    to    23.19       207,084,383      0.85% to 1.20%   4.15%    -0.06%   to     0.29%
12/31/2012           8,040,815 22.41    to    23.13       185,674,312      0.85% to 1.20%   5.11%     9.81%   to    10.20%
12/31/2011           8,239,617 20.41    to    20.99       172,812,534      0.85% to 1.20%   5.97%     1.50%   to     5.25%
12/31/2010           9,427,409 19.45    to    19.94       187,925,968      0.85% to 1.10%   6.09%     4.30%   to     4.47%
SAST Global Bond Portfolio Class 1
12/31/2014             571,079 17.79    to    23.63        10,605,563      0.85% to 1.25%   0.00%    -1.58%   to    -1.18%
12/31/2013             627,824 18.00    to    24.01        11,831,585      0.85% to 1.25%   1.10%    -4.74%   to    -4.36%
12/31/2012             690,720 18.83    to    25.21        13,646,635      0.85% to 1.25%   8.26%     2.59%   to     3.00%
12/31/2011             786,317 18.28    to    24.57        15,102,584      0.85% to 1.25%   2.27%     4.44%   to     4.86%
12/31/2010             877,083 17.43    to    23.52        16,099,497      0.85% to 1.25%   4.16%     5.24%   to     5.52%
SAST Global Bond Portfolio Class 3
12/31/2014           2,936,775 16.75    to    17.41        50,678,319      0.85% to 1.20%   0.00%    -1.77%   to    -1.43%
12/31/2013           2,380,180 17.05    to    17.66        41,823,434      0.85% to 1.20%   0.99%    -4.93%   to    -4.60%
12/31/2012           1,648,857 17.94    to    18.51        30,449,558      0.85% to 1.20%   8.73%     2.39%   to     2.75%
12/31/2011           1,469,111 17.52    to    18.02        26,445,146      0.85% to 1.20%   2.01%     0.95%   to     4.59%
12/31/2010           1,577,747 16.81    to    17.23        27,168,762      0.85% to 1.10%   3.96%     5.16%   to     5.34%
SAST High-Yield Bond Portfolio Class 1
12/31/2014             511,888 20.89    to    28.95        11,319,228      0.85% to 1.25%   5.04%    -0.41%   to    -0.01%
12/31/2013             592,138 20.90    to    29.07        13,109,667      0.85% to 1.25%   5.17%     6.57%   to     6.99%
12/31/2012             675,430 19.97    to    27.28        13,972,376      0.85% to 1.25%   6.25%    15.53%   to    16.20%
12/31/2011             766,664 17.19    to    23.61        13,645,893      0.85% to 1.25%   8.16%     2.98%   to     3.19%
12/31/2010             898,638 16.66    to    22.92        15,384,899      0.85% to 1.25%   9.62%     6.39%   to     6.59%
SAST High-Yield Bond Portfolio Class 3
12/31/2014           2,374,483 19.70    to    20.44        48,236,702      0.85% to 1.20%   5.01%    -0.60%   to    -0.26%
12/31/2013           2,203,051 19.82    to    20.50        44,998,208      0.85% to 1.20%   5.28%     6.35%   to     6.73%
12/31/2012           2,022,873 18.63    to    19.20        38,782,865      0.85% to 1.20%   6.18%    15.30%   to    15.71%
12/31/2011           2,111,423 16.16    to    16.60        35,021,899      0.85% to 1.20%   8.04%    -2.85%   to     3.14%
12/31/2010           2,404,124 15.72    to    16.09        38,673,554      0.85% to 1.10%   9.48%     6.31%   to     6.49%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, 2010 follows:

                                    At December 31                                For the year ended December 31
                     ---------------------------------------------------   ------------------------------------------------
                                                                           Expense Ratio  Investment
                                 Unit Value                                  Lowest to      Income   Total Return Lowest to
Year                   Units   Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/   Highest/ (3)/
----                 --------- ---------------------  -------------------  -------------- ---------- ----------------------
AST Asset Allocation Portfolio Class 1
12/31/2014             413,782 21.45    to    38.89       11,235,472       0.85% to 1.25%   2.34%      6.13%   to     6.55%
12/31/2013             470,696 20.13    to    36.65       12,011,828       0.85% to 1.25%   2.65%     16.42%   to    16.89%
12/31/2012             574,317 18.22    to    31.48       12,437,547       0.85% to 1.25%   3.04%     10.55%   to    10.95%
12/31/2011             642,249 16.42    to    28.47       12,702,926       0.85% to 1.25%   2.68%     -0.33%   to     0.04%
12/31/2010             712,066 16.41    to    28.57       14,168,846       0.85% to 1.25%   2.76%      6.70%   to     6.98%
AST Asset Allocation Portfolio Class 3
12/31/2014             734,890 20.22    to    20.99       15,349,443       0.85% to 1.20%   2.34%      5.91%   to     6.28%
12/31/2013             655,435 19.09    to    19.75       12,907,632       0.85% to 1.20%   2.91%     16.19%   to    16.60%
12/31/2012             392,081 16.43    to    16.94        6,617,904       0.85% to 1.20%   2.92%     10.33%   to    10.72%
12/31/2011             357,310 14.89    to    15.30        5,456,788       0.85% to 1.20%   2.59%     -5.92%   to    -0.18%
12/31/2010             309,653 14.95    to    15.32        4,741,122       0.85% to 1.10%   2.50%      6.63%   to     6.81%
SAST Growth-Income Portfolio Class 1
12/31/2014             651,277 16.27    to    49.15       20,564,924       0.85% to 1.25%   1.21%     12.69%   to    13.14%
12/31/2013             725,653 14.38    to    43.62       20,492,451       0.85% to 1.25%   1.51%     30.12%   to    30.64%
12/31/2012             844,162 11.01    to    33.52       18,078,049       0.85% to 1.25%   1.73%     12.33%   to    12.78%
12/31/2011             934,705  9.76    to    29.84       17,904,980       0.85% to 1.25%   0.92%      6.99%   to     7.42%
12/31/2010           1,132,534  9.09    to    27.89       20,103,996       0.85% to 1.25%   0.98%      5.99%   to     6.27%
SAST Growth-Income Portfolio Class 3
12/31/2014           4,581,639 15.26    to    15.92       71,991,593       0.85% to 1.20%   1.23%     12.47%   to    12.86%
12/31/2013           3,485,732 13.57    to    14.11       48,750,303       0.85% to 1.20%   1.61%     29.86%   to    30.31%
12/31/2012           1,284,853 10.45    to    10.83       13,810,841       0.85% to 1.20%   1.79%     12.10%   to    12.50%
12/31/2011             694,256  9.32    to     9.62        6,662,058       0.85% to 1.20%   0.78%     -2.42%   to     7.15%
12/31/2010             522,961  8.72    to     8.98        4,693,013       0.85% to 1.10%   0.76%      5.92%   to     6.10%
SAST Global Equities Portfolio Class 1
12/31/2014             286,740 13.11    to    28.68        5,382,612       0.85% to 1.25%   0.67%      2.90%   to     3.31%
12/31/2013             291,709 12.69    to    27.88        5,542,705       0.85% to 1.25%   0.55%     24.63%   to    25.13%
12/31/2012             329,678 10.14    to    22.37        4,979,560       0.85% to 1.25%   0.74%     15.43%   to    15.90%
12/31/2011             375,753  8.75    to    19.38        4,878,592       0.85% to 1.25%   0.93%    -11.50%   to   -11.14%
12/31/2010             424,709  9.85    to    21.89        6,279,672       0.85% to 1.25%   1.74%      8.64%   to     8.93%
SAST Global Equities Portfolio Class 3
12/31/2014             288,058 12.40    to    12.83        3,655,848       0.85% to 1.20%   0.54%      2.69%   to     3.05%
12/31/2013             190,344 12.08    to    12.45        2,356,088       0.85% to 1.20%   0.34%     24.38%   to    24.82%
12/31/2012             143,059  9.71    to     9.98        1,425,830       0.85% to 1.20%   0.54%     15.20%   to    15.61%
12/31/2011             133,917  8.43    to     8.63        1,155,601       0.85% to 1.20%   0.76%    -18.94%   to   -11.37%
12/31/2010             146,494  9.53    to     9.74        1,426,354       0.85% to 1.10%   1.57%      8.66%   to     8.74%
SAST Alliance Growth Portfolio Class 1
12/31/2014             580,540 14.46    to    57.82       23,798,569       0.85% to 1.25%   0.00%     12.75%   to    13.20%
12/31/2013             677,079 12.77    to    51.29       24,138,772       0.85% to 1.25%   0.27%     35.74%   to    36.28%
12/31/2012             824,707  9.37    to    37.78       21,220,450       0.85% to 1.25%   0.48%     15.15%   to    15.61%
12/31/2011             927,957  8.11    to    32.81       20,614,056       0.85% to 1.25%   0.48%     -3.51%   to    -3.13%
12/31/2010           1,124,208  8.37    to    34.01       24,971,933       0.85% to 1.25%   0.86%      6.05%   to     6.34%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, 2010 follows:

                                    At December 31                                 For the year ended December 31
                     ----------------------------------------------------   ------------------------------------------------
                                                                            Expense Ratio  Investment
                                  Unit Value                                  Lowest to      Income   Total Return Lowest to
Year                   Units    Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/   Highest/ (3)/
----                 ---------- ---------------------  -------------------  -------------- ---------- ----------------------
SAST Alliance Growth Portfolio Class 3
12/31/2014              775,228 13.60    to    14.14        10,908,983      0.85% to 1.20%   0.00%     12.52%   to    12.92%
12/31/2013              846,146 12.08    to    12.53        10,575,523      0.85% to 1.20%   0.02%     35.47%   to    35.94%
12/31/2012              968,519  8.92    to     9.21         8,915,079      0.85% to 1.20%   0.22%     14.92%   to    15.32%
12/31/2011            1,143,404  7.76    to     7.99         9,130,254      0.85% to 1.20%   0.21%    -10.19%   to    -3.37%
12/31/2010            1,411,151  8.07    to     8.27        11,662,541      0.85% to 1.10%   0.65%      5.98%   to     6.16%
SAST MFS Massachusetts Investors Trust Portfolio Class 1
12/31/2014              266,781 17.87    to    18.49         4,917,493      0.85% to 1.10%   0.53%      9.66%   to     9.94%
12/31/2013              328,600 16.29    to    16.82         5,506,440      0.85% to 1.10%   0.65%     30.38%   to    30.70%
12/31/2012              328,234 12.50    to    12.87         4,215,221      0.85% to 1.10%   0.74%     17.85%   to    18.14%
12/31/2011              367,906 10.60    to    10.89         4,000,677      0.85% to 1.10%   0.68%     -2.98%   to    -2.74%
12/31/2010              404,967 10.93    to    11.20         4,527,131      0.85% to 1.10%   0.98%      4.44%   to     4.62%
SAST MFS Massachusetts Investors Trust Portfolio Class 3
12/31/2014            6,425,785 17.20    to    18.09       114,579,347      0.85% to 1.20%   0.39%      9.28%   to     9.66%
12/31/2013            5,478,938 15.74    to    16.49        89,501,822      0.85% to 1.20%   0.45%     29.92%   to    30.37%
12/31/2012            4,091,652 12.11    to    12.65        51,467,151      0.85% to 1.20%   0.60%     17.44%   to    17.85%
12/31/2011            3,118,241 10.31    to    10.73        33,390,332      0.85% to 1.20%   0.49%    -10.26%   to    -2.98%
12/31/2010            2,648,537 10.66    to    11.06        29,288,673      0.85% to 1.10%   0.79%      4.27%   to     4.44%
SAST Fundamental Growth Portfolio Class 1
12/31/2014              607,069 11.34    to    28.76        10,486,347      0.85% to 1.25%   0.00%      6.26%   to     6.68%
12/31/2013              739,678 10.63    to    27.06        11,816,168      0.85% to 1.25%   0.00%     35.36%   to    35.90%
12/31/2012              849,991  7.82    to    19.99        10,003,055      0.85% to 1.25%   0.00%     14.71%   to    15.18%
12/31/2011              979,576  6.79    to    17.43         9,920,792      0.85% to 1.25%   0.00%     -6.65%   to    -6.28%
12/31/2010            1,163,672  7.24    to    18.67        12,466,191      0.85% to 1.25%   0.00%     11.44%   to    11.74%
SAST Fundamental Growth Portfolio Class 3
12/31/2014              352,918 10.62    to    11.10         3,895,605      0.85% to 1.20%   0.00%      6.04%   to     6.41%
12/31/2013              366,785 10.02    to    10.43         3,814,180      0.85% to 1.20%   0.00%     35.09%   to    35.57%
12/31/2012              433,219  7.42    to     7.69         3,328,370      0.85% to 1.20%   0.00%     14.49%   to    14.89%
12/31/2011              422,765  6.48    to     6.70         2,829,282      0.85% to 1.20%   0.00%    -14.02%   to    -6.51%
12/31/2010              480,725  6.94    to     7.16         3,442,185      0.85% to 1.10%   0.00%     11.34%   to    11.55%
SAST Dynamic Allocation Portfolio Class 3 /(6)/
12/31/2014           77,804,052 12.59    to    12.73       984,908,515      0.85% to 1.20%   0.65%      3.08%   to     3.44%
12/31/2013           27,326,998 12.21    to    12.30       334,890,050      0.85% to 1.20%   0.00%     15.74%   to    16.03%
12/31/2012            6,737,476 10.55    to    10.60        71,191,459      0.85% to 1.20%   1.86%      0.96%   to     5.48%
SAST International Diversified Equities Portfolio Class 1
12/31/2014              375,417  9.94    to    14.58         4,176,783      0.85% to 1.25%   1.60%     -9.59%   to    -9.23%
12/31/2013              412,352 10.95    to    16.13         5,080,422      0.85% to 1.25%   2.72%     19.13%   to    19.60%
12/31/2012              457,156 13.54    to    14.74         4,722,447      0.85% to 1.25%   0.96%     15.89%   to    16.78%
12/31/2011              560,559 11.68    to    12.63         4,981,467      0.85% to 1.25%   2.06%    -15.67%   to   -15.55%
12/31/2010              675,407 13.85    to    14.95         7,086,924      0.85% to 1.25%   4.22%      9.58%   to     9.85%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, 2010 follows:

                                    At December 31                                For the year ended December 31
                     ---------------------------------------------------   ------------------------------------------------
                                                                           Expense Ratio  Investment
                                 Unit Value                                  Lowest to      Income   Total Return Lowest to
Year                   Units   Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/   Highest/ (3)/
----                 --------- ---------------------  -------------------  -------------- ---------- ----------------------
SAST International Diversified Equities Portfolio Class 3
12/31/2014           1,725,399  9.37    to     9.72        16,617,369      0.85% to 1.20%   1.48%     -9.77%   to    -9.46%
12/31/2013           1,311,581 10.38    to    10.74        13,989,832      0.85% to 1.20%   2.81%     18.89%   to    19.30%
12/31/2012             646,203  8.73    to     9.00         5,800,527      0.85% to 1.20%   0.71%     15.66%   to    16.06%
12/31/2011             599,697  7.55    to     7.75         4,648,045      0.85% to 1.20%   1.90%    -22.60%   to   -15.54%
12/31/2010             651,102  8.96    to     9.18         5,975,811      0.85% to 1.10%   3.95%      9.50%   to     9.68%
SAST Davis Venture Value Portfolio Class 1
12/31/2014           2,158,590 22.02    to    54.36        53,314,861      0.85% to 1.25%   0.61%      5.41%   to     5.84%
12/31/2013           2,521,058 20.81    to    51.57        58,859,770      0.85% to 1.25%   1.17%     32.02%   to    32.55%
12/31/2012           3,018,562 15.70    to    39.06        53,006,278      0.85% to 1.25%   0.77%     11.31%   to    11.76%
12/31/2011           3,661,616 14.05    to    35.09        57,459,907      0.85% to 1.25%   1.25%     -5.42%   to    -5.04%
12/31/2010           4,451,181 14.79    to    37.10        73,337,574      0.85% to 1.25%   0.77%      6.10%   to     6.38%
SAST Davis Venture Value Portfolio Class 3
12/31/2014           5,129,532 20.70    to    21.54       109,817,430      0.85% to 1.20%   0.38%      5.20%   to     5.57%
12/31/2013           5,068,041 19.68    to    20.41       103,053,887      0.85% to 1.20%   0.94%     31.76%   to    32.22%
12/31/2012           5,470,444 14.93    to    15.43        84,303,320      0.85% to 1.20%   0.55%     11.09%   to    11.48%
12/31/2011           5,871,997 13.44    to    13.84        81,238,583      0.85% to 1.20%   1.07%    -11.67%   to    -5.28%
12/31/2010           6,586,099 14.25    to    14.62        96,224,930      0.85% to 1.10%   0.56%      6.03%   to     6.20%
SAST MFS Total Return Portfolio Class 1
12/31/2014           3,205,925 22.40    to    23.20        74,140,520      0.85% to 1.10%   2.04%      7.26%   to     7.53%
12/31/2013           3,738,785 20.89    to    21.57        80,445,917      0.85% to 1.10%   2.29%     17.70%   to    18.00%
12/31/2012           4,364,922 17.74    to    18.28        79,613,840      0.85% to 1.10%   2.67%     10.10%   to    10.37%
12/31/2011           5,205,010 16.12    to    16.56        86,038,905      0.85% to 1.10%   2.58%      0.81%   to     1.06%
12/31/2010           6,412,067 15.99    to    16.39       104,898,990      0.85% to 1.10%   2.95%      4.39%   to     4.56%
SAST MFS Total Return Portfolio Class 3
12/31/2014           5,851,721 21.83    to    22.69       132,290,163      0.85% to 1.20%   1.88%      6.89%   to     7.26%
12/31/2013           6,228,480 20.42    to    21.15       131,456,196      0.85% to 1.20%   2.20%     17.29%   to    17.70%
12/31/2012           6,232,201 17.41    to    17.97       111,866,066      0.85% to 1.20%   2.48%      9.71%   to    10.10%
12/31/2011           6,808,929 15.87    to    16.32       111,079,120      0.85% to 1.20%   2.36%     -4.82%   to     0.81%
12/31/2010           7,873,765 15.79    to    16.19       127,438,495      0.85% to 1.10%   2.72%      4.21%   to     4.38%
SAST Total Return Bond Portfolio Class 1
12/31/2014             901,240 20.95    to    30.04        19,289,168      0.85% to 1.25%   1.21%      3.51%   to     3.92%
12/31/2013           1,086,636 20.16    to    29.02        22,383,326      0.85% to 1.25%   1.29%     -4.79%   to    -4.40%
12/31/2012           1,233,950 21.09    to    30.48        26,592,078      0.85% to 1.25%   3.04%      5.94%   to     6.37%
12/31/2011           1,281,945 19.82    to    28.77        26,095,979      0.85% to 1.25%   1.56%      5.05%   to     5.47%
12/31/2010           1,239,222 18.80    to    27.39        23,994,780      0.85% to 1.25%   2.76%      2.34%   to     2.61%
SAST Total Return Bond Portfolio Class 3
12/31/2014           9,956,947 19.74    to    20.49       202,098,501      0.85% to 1.20%   1.11%      3.30%   to     3.66%
12/31/2013           9,007,293 19.11    to    19.77       176,911,221      0.85% to 1.20%   1.23%     -4.98%   to    -4.64%
12/31/2012           7,008,599 20.11    to    20.73       144,724,107      0.85% to 1.20%   3.17%      5.73%   to     6.10%
12/31/2011           5,088,050 19.02    to    19.54        99,250,165      0.85% to 1.20%   1.25%      3.53%   to     5.20%
12/31/2010           4,449,892 18.13    to    18.57        82,619,693      0.85% to 1.10%   2.51%      2.27%   to     2.44%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, 2010 follows:

                                    At December 31                                For the year ended December 31
                     ---------------------------------------------------   ------------------------------------------------
                                                                           Expense Ratio  Investment
                                 Unit Value                                  Lowest to      Income   Total Return Lowest to
Year                   Units   Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/   Highest/ (3)/
----                 --------- ---------------------  -------------------  -------------- ---------- ----------------------
SAST Telecom Utility Portfolio Class 1
12/31/2014              98,151 18.55    to    25.93        2,294,165       0.85% to 1.25%   2.76%     11.09%   to    11.54%
12/31/2013             117,922 16.63    to    23.34        2,446,966       0.85% to 1.25%   2.45%     18.48%   to    18.96%
12/31/2012             131,508 14.92    to    19.70        2,300,837       0.85% to 1.25%   3.36%     12.07%   to    12.98%
12/31/2011             142,761 13.21    to    17.58        2,245,084       0.85% to 1.25%   2.35%      4.95%   to     5.26%
12/31/2010             139,789 12.55    to    16.75        2,144,987       0.85% to 1.25%   2.90%     11.41%   to    11.76%
SAST Telecom Utility Portfolio Class 3
12/31/2014             124,458 17.46    to    18.12        2,228,333       0.85% to 1.20%   2.43%     10.87%   to    11.26%
12/31/2013             104,518 15.75    to    16.29        1,690,796       0.85% to 1.20%   2.18%     18.25%   to    18.66%
12/31/2012             104,015 13.32    to    13.73        1,422,342       0.85% to 1.20%   3.63%     11.84%   to    12.24%
12/31/2011              93,254 11.91    to    12.23        1,138,993       0.85% to 1.20%   2.19%     -5.86%   to     5.10%
12/31/2010              73,098 11.37    to    11.64          849,771       0.85% to 1.10%   2.69%     11.33%   to    11.51%
SAST Equity Opportunities Portfolio Class 1
12/31/2014             447,283 20.20    to    31.05        9,617,649       0.85% to 1.25%   0.39%      9.07%   to     9.51%
12/31/2013             504,960 18.45    to    28.47        9,928,834       0.85% to 1.25%   0.56%     29.59%   to    30.11%
12/31/2012             589,676 14.18    to    21.97        8,904,578       0.85% to 1.25%   0.93%     15.40%   to    15.86%
12/31/2011             679,123 12.24    to    19.04        8,917,611       0.85% to 1.25%   0.56%     -1.35%   to    -0.95%
12/31/2010             839,451 12.35    to    19.30       11,086,312       0.85% to 1.25%   0.72%      8.94%   to     9.23%
SAST Equity Opportunities Portfolio Class 3
12/31/2014           1,601,764 19.05    to    19.77       31,276,333       0.85% to 1.20%   0.23%      8.85%   to     9.23%
12/31/2013           1,062,376 17.50    to    18.10       19,077,053       0.85% to 1.20%   0.44%     29.34%   to    29.79%
12/31/2012             188,018 13.53    to    13.94        2,607,598       0.85% to 1.20%   0.86%     15.17%   to    15.57%
12/31/2011              90,495 11.75    to    12.06        1,089,923       0.85% to 1.20%   0.29%     -6.08%   to    -1.20%
12/31/2010             105,630 11.91    to    12.21        1,288,119       0.85% to 1.10%   0.48%      8.87%   to     9.05%
SAST Aggressive Growth Portfolio Class 1
12/31/2014             283,118 13.33    to    21.36        5,186,532       0.85% to 1.25%   0.00%     -0.70%   to    -0.30%
12/31/2013             311,507 13.37    to    21.51        5,743,097       0.85% to 1.25%   0.00%     41.17%   to    41.73%
12/31/2012             344,383  9.44    to    15.24        4,470,559       0.85% to 1.25%   0.00%     14.77%   to    15.24%
12/31/2011             381,288  8.19    to    13.28        4,336,866       0.85% to 1.25%   0.00%     -3.20%   to    -2.81%
12/31/2010             419,845  8.42    to    13.71        4,927,629       0.85% to 1.25%   0.00%      7.45%   to     7.74%
SAST Aggressive Growth Portfolio Class 3
12/31/2014              92,022 12.67    to    13.04        1,188,663       0.85% to 1.20%   0.00%     -0.90%   to    -0.55%
12/31/2013              77,390 12.78    to    13.12        1,011,200       0.85% to 1.20%   0.00%     40.89%   to    41.38%
12/31/2012              91,044  9.07    to     9.28          843,319       0.85% to 1.20%   0.00%     14.55%   to    14.95%
12/31/2011              47,837  7.92    to     8.07          385,850       0.85% to 1.20%   0.00%    -12.26%   to    -3.05%
12/31/2010              51,038  8.18    to     8.33          424,825       0.85% to 1.10%   0.00%      7.44%   to     7.56%
SAST International Growth and Income Portfolio Class 1
12/31/2014             561,863 13.00    to    16.02        7,705,549       0.85% to 1.25%   1.79%    -10.58%   to   -10.22%
12/31/2013             623,651 14.48    to    17.91        9,560,940       0.85% to 1.25%   2.02%     20.52%   to    21.00%
12/31/2012             715,994 11.97    to    14.86        9,104,704       0.85% to 1.25%   2.33%     19.78%   to    20.26%
12/31/2011             820,755  9.95    to    12.41        8,694,008       0.85% to 1.25%   2.88%    -14.86%   to   -14.52%
12/31/2010             998,242 11.64    to    14.57       12,366,953       0.85% to 1.25%   4.25%      7.01%   to     7.29%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, 2010 follows:

                                    At December 31                                For the year ended December 31
                     ---------------------------------------------------   ------------------------------------------------
                                                                           Expense Ratio  Investment
                                 Unit Value                                  Lowest to      Income   Total Return Lowest to
Year                   Units   Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/   Highest/ (3)/
----                 --------- ---------------------  -------------------  -------------- ---------- ----------------------
SAST International Growth and Income Portfolio Class 3
12/31/2014           1,463,561 12.26    to    12.72       18,589,039       0.85% to 1.20%   1.38%    -10.76%   to   -10.44%
12/31/2013           1,750,539 13.74    to    14.21       24,846,281       0.85% to 1.20%   1.54%     20.28%   to    20.70%
12/31/2012           2,932,641 11.42    to    11.77       34,497,411       0.85% to 1.20%   2.08%     19.54%   to    19.96%
12/31/2011           3,349,655  9.55    to     9.81       32,850,575       0.85% to 1.20%   2.89%    -22.26%   to   -14.74%
12/31/2010           3,435,373 11.23    to    11.51       39,518,531       0.85% to 1.10%   3.95%      6.93%   to     7.11%
SAST Emerging Markets Portfolio Class 1
12/31/2014             234,663 18.22    to    23.01        4,695,540       0.85% to 1.25%   1.24%     -7.06%   to    -6.68%
12/31/2013             266,765 19.60    to    24.65        5,720,283       0.85% to 1.25%   0.54%     -4.59%   to    -4.20%
12/31/2012             326,734 20.54    to    25.74        7,308,584       0.85% to 1.25%   0.55%     17.27%   to    17.74%
12/31/2011             404,082 17.52    to    21.86        7,759,890       0.85% to 1.25%   0.54%    -27.00%   to   -26.71%
12/31/2010             497,624 24.00    to    29.82       13,078,029       0.85% to 1.25%   1.49%     15.36%   to    15.66%
SAST Emerging Markets Portfolio Class 3
12/31/2014             762,533 21.70    to    22.50       16,978,736       0.85% to 1.20%   1.12%     -7.24%   to    -6.92%
12/31/2013             592,266 23.39    to    24.18       14,235,894       0.85% to 1.20%   0.34%     -4.78%   to    -4.44%
12/31/2012             444,823 24.56    to    25.30       11,230,301       0.85% to 1.20%   0.33%     17.04%   to    17.45%
12/31/2011             432,992 20.99    to    21.54        9,319,379       0.85% to 1.20%   0.40%    -30.13%   to   -26.90%
12/31/2010             420,192 28.80    to    29.47       12,376,243       0.85% to 1.10%   1.22%     15.28%   to    15.47%
SAST SunAmerica Dynamic Strategy Portfolio Class 3
12/31/2014                  --                   --               --                0.00%   0.00%                     0.00%
12/31/2013                  --                   --               --                0.00%   0.00%                     0.00%
12/31/2012                  10                10.46              105                0.85%   0.97%                     4.64%
SAST Real Estate Portfolio Class 1
12/31/2014             126,164 35.14    to    43.15        5,003,080       0.85% to 1.25%   1.35%     28.16%   to    28.68%
12/31/2013             148,654 27.42    to    33.54        4,597,413       0.85% to 1.25%   1.15%     -3.30%   to    -2.92%
12/31/2012             169,877 28.36    to    34.54        5,424,610       0.85% to 1.25%   1.08%     15.78%   to    16.24%
12/31/2011             192,759 24.49    to    29.72        5,299,776       0.85% to 1.25%   0.94%      6.81%   to     7.23%
12/31/2010             219,696 22.93    to    27.71        5,631,167       0.85% to 1.25%   1.85%      4.77%   to     5.05%
SAST Real Estate Portfolio Class 3
12/31/2014             495,078 40.65    to    42.20       20,740,895       0.85% to 1.20%   1.06%     27.91%   to    28.35%
12/31/2013             695,524 31.78    to    32.88       22,753,729       0.85% to 1.20%   0.90%     -3.50%   to    -3.16%
12/31/2012             835,151 32.93    to    33.95       28,292,972       0.85% to 1.20%   0.90%     15.54%   to    15.95%
12/31/2011             808,937 28.50    to    29.28       23,668,467       0.85% to 1.20%   0.77%     -4.23%   to     6.97%
12/31/2010             896,420 26.71    to    27.38       24,530,928       0.85% to 1.10%   1.65%      4.70%   to     4.87%
SAST Dogs of Wall Street Portfolio Class 1
12/31/2014             189,443 23.65    to    28.36        4,855,018       0.85% to 1.25%   1.40%      9.38%   to     9.82%
12/31/2013             208,059 21.62    to    25.83        4,867,238       0.85% to 1.25%   1.49%     34.92%   to    35.46%
12/31/2012             230,944 16.02    to    19.06        3,995,110       0.85% to 1.25%   2.01%     12.41%   to    12.86%
12/31/2011             247,452 14.26    to    16.89        3,758,211       0.85% to 1.25%   2.31%     11.28%   to    11.73%
12/31/2010             225,699 12.81    to    15.12        3,028,144       0.85% to 1.25%   2.90%      7.42%   to     7.71%

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2014, 2013, 2012, 2011, 2010 follows:

                                    At December 31                               For the year ended December 31
                     ---------------------------------------------------   ------------------------------------------------
                                                                           Expense Ratio  Investment
                                 Unit Value                                  Lowest to      Income   Total Return Lowest to
Year                   Units   Lowest to Highest ($)  Net Assets ($) /(4)/ Highest /(1)/  Ratio/(2)/  Highest/ (3)/
----                 --------- ---------------------  -------------------  -------------- ---------- ----------------------
SAST Dogs of Wall Street Portfolio Class 3
12/31/2014           1,202,212 26.73    to    27.76       33,004,462       0.85% to 1.20%   1.46%     9.16%   to     9.54%
12/31/2013             860,898 24.49    to    25.34       21,663,776       0.85% to 1.20%   1.65%    34.65%   to    35.12%
12/31/2012             228,482 18.19    to    18.75        4,266,221       0.85% to 1.20%   2.20%    12.18%   to    12.58%
12/31/2011             103,475 16.21    to    16.66        1,722,968       0.85% to 1.20%   2.23%     2.41%   to    11.45%
12/31/2010              82,111 14.58    to    14.95        1,226,943       0.85% to 1.10%   2.75%     7.34%   to     7.53%
SAST Balanced Portfolio Class 1
12/31/2014             888,903 15.22    to    25.30       18,873,849       0.85% to 1.25%   1.41%    10.06%   to    10.50%
12/31/2013             992,388 11.90    to    22.99       19,305,044       0.85% to 1.25%   1.46%    18.00%   to    18.47%
12/31/2012           1,080,304 11.62    to    19.48       18,001,149       0.85% to 1.25%   1.38%    11.72%   to    12.17%
12/31/2011           1,107,883 10.36    to    17.44       16,862,084       0.85% to 1.25%   1.77%     1.00%   to     1.41%
12/31/2010           1,227,800 10.22    to    17.26       18,734,673       0.85% to 1.25%   1.97%     5.17%   to     5.45%
SAST Balanced Portfolio Class 3
12/31/2014           1,361,038 14.25    to    14.90       20,070,863       0.85% to 1.20%   1.24%     9.84%   to    10.22%
12/31/2013           1,167,238 12.97    to    13.51       15,671,824       0.85% to 1.20%   1.61%    17.76%   to    18.17%
12/31/2012             546,519 11.01    to    11.44        6,208,355       0.85% to 1.20%   1.24%    11.50%   to    11.89%
12/31/2011             398,661  9.88    to    10.22        4,064,697       0.85% to 1.20%   1.57%    -4.37%   to     1.16%
12/31/2010             333,373  9.79    to    10.10        3,367,472       0.85% to 1.10%   1.69%     5.09%   to     5.27%
SST Real Return Portfolio Class 3 /(5)/
12/31/2014           6,541,717 11.80    to    11.93       77,690,824       0.85% to 1.20%   0.00%     0.42%   to     0.77%
12/31/2013           4,808,903 11.75    to    11.83       56,760,660       0.85% to 1.20%   1.03%    -6.37%   to    -6.04%
12/31/2012           1,530,017 12.55    to    12.60       19,237,262       0.85% to 1.20%   3.49%     2.55%   to     2.91%
12/31/2011             573,990 12.23    to    12.24        7,022,566       0.85% to 1.20%   0.00%     2.20%   to     5.10%
12/31/2010             171,457 11.64    to    11.66        1,996,498       0.85% to 1.10%   1.59%     1.35%   to     1.52%

(1) These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 4. The minimum and maximum ratios shown include subaccounts that may not have net assets.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(4) These amounts represent the net asset value before the adjustments allocated to the contracts in payout period.
(5)  Fund commenced operations on May 3, 2010.
(6)  Fund commenced operations on June 18, 2012.

VARIABLE ANNUITY ACCOUNT SEVEN
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 8 - SUBSEQUENT EVENTS

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through April 27, 2015. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.

American General Life
Insurance Company
Audited GAAP Financial Statements
At December 31, 2014 and 2013 and for
the three years ended December 31, 2014

AMERICAN GENERAL LIFE INSURANCE COMPANY
INDEX TO FINANCIAL STATEMENTS

                                                                                                             Page
                                                                                                             ----
Report of Independent Registered Public Accounting Firm                                                       2
Consolidated Balance Sheets at December 31, 2014 and 2013                                                     3
Consolidated Statements of Income for the years ended December 31, 2014, 2013 and 2012                        4
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012   5
Consolidated Statements of Equity for the years ended December 31, 2014, 2013 and 2012                        6
Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012                    7
Notes to Consolidated Financial Statements                                                                    8

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of American General Life Insurance
Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income (loss), equity and cash flows present fairly, in all material respects, the financial position of American General Life Insurance Company and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., at December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Houston, TX
April 27, 2015

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS

                                                                                           December 31,
                                                                                        ------------------
(in millions, except for share data)                                                      2014      2013
------------------------------------                                                    -------- ---------
                                                                                                  (Revised)
Assets:
   Investments:
       Fixed maturity securities:
          Bonds available for sale, at fair value (amortized cost: 2014 -
            $94,559; 2013 - $94,201)                                                    $102,743 $  98,148
          Other bond securities, at fair value                                             2,934     2,452
       Equity securities:
          Common and preferred stock, available for sale, at fair value (cost:
            2014 - $19; 2013 - $23)                                                           26        29
          Other common and preferred stock, at fair value                                     --       538
       Mortgage and other loans receivable, net of allowance                              11,812    10,085
       Other invested assets (portion measured at fair value: 2014 - $3,176;
         2013 - $3,223)                                                                    7,082     7,512
       Flight equipment (net of accumulated depreciation and impairment: 2014 -
         $0; 2013 - $1,034)                                                                   --       762
       Short-term investments (portion measured at fair value: 2014 - $558;
         2013 - $2,735)                                                                    1,381     3,896
                                                                                        -------- ---------
          Total investments                                                              125,978   123,422
   Cash                                                                                      277       202
   Investment in AIG (cost: 2014 - $9; 2013 - $9)                                              6         5
   Accrued investment income                                                               1,042     1,074
   Amounts due from related parties                                                           82       138
   Premiums and other receivables, net of allowance                                          602       488
   Reinsurance assets, net of allowance                                                    1,616     1,675
   Derivative assets, at fair value                                                          729       507
   Deferred policy acquisition costs                                                       5,643     5,444
   Deferred sales inducements                                                                442       502
   Current income tax receivable                                                             558       748
   Deferred income taxes                                                                      --       328
   Other assets (including restricted cash of $396 in 2014 and $183 in 2013)               1,153     1,081
   Separate account assets, at fair value                                                 40,627    35,701
                                                                                        -------- ---------
Total assets                                                                            $178,755 $ 171,315
                                                                                        ======== =========
Liabilities:
   Future policy benefits for life and accident and health insurance contracts          $ 30,854 $  29,277
   Policyholder contract deposits (portion measured at fair value: 2014 -
     $1,341; 2013 - $367)                                                                 72,898    70,397
   Policy claims and benefits payable                                                        646       615
   Other policyholder funds                                                                2,079     1,986
   Income taxes payable to parent                                                             11        --
   Deferred income taxes                                                                     255        --
   Notes payable - to affiliates, net (portion measured at fair value: 2014 -
     $291; 2013 - $211)                                                                      658       260
   Notes payable - to third parties, net                                                     627       378
   Amounts due to related parties                                                          1,745       298
   Securities lending payable                                                                 --     2,514
   Derivative liabilities, at fair value                                                     458       534
   Other liabilities                                                                       3,450     3,627
   Separate account liabilities                                                           40,627    35,701
                                                                                        -------- ---------
Total liabilities                                                                        154,308   145,587
                                                                                        -------- ---------
Commitments and contingencies (see Note 13)

American General Life Insurance Company (AGL) shareholder's equity:
   Preferred stock, $100 par value; 8,500 shares authorized, issued and
     outstanding                                                                               1         1
   Common stock, $10 par value; 600,000 shares authorized, issued and
     outstanding                                                                               6         6
   Additional paid-in capital                                                             18,514    23,163
   Retained earnings (accumulated deficit)                                                    --      (337)
   Accumulated other comprehensive income                                                  5,926     2,731
                                                                                        -------- ---------
Total AGL shareholder's equity                                                            24,447    25,564
Noncontrolling interests                                                                      --       164
                                                                                        -------- ---------
Total equity                                                                              24,447    25,728
                                                                                        -------- ---------
Total liabilities and equity                                                            $178,755 $ 171,315
                                                                                        ======== =========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME

                                                                                      Years Ended December 31,
                                                                                     -------------------------
(in millions)                                                                          2014     2013     2012
-------------                                                                        -------  -------  -------
Revenues:
   Premiums                                                                          $ 1,666  $ 1,783  $ 1,616
   Policy fees                                                                         1,976    1,766    1,837
   Net investment income                                                               6,942    6,692    7,001
   Net realized capital gains (losses):
       Total other-than-temporary impairments on available for sale securities           (81)     (74)    (127)
       Portion of other-than-temporary impairments on available for sale fixed
         maturity securities recognized in other comprehensive income (loss)             (23)      (1)    (170)
                                                                                     -------  -------  -------
   Net other-than-temporary impairments on available for sale securities
     recognized in net income                                                           (104)     (75)    (297)
   Other realized capital gains                                                           37    2,092      968
                                                                                     -------  -------  -------
   Total net realized capital (losses) gains                                             (67)   2,017      671
       Other income                                                                    2,580    2,878    1,681
                                                                                     -------  -------  -------
Total revenues                                                                        13,097   15,136   12,806
                                                                                     -------  -------  -------
Benefits and expenses:
   Policyholder benefits                                                               4,228    4,864    4,247
   Interest credited to policyholder account balances                                  2,210    2,277    2,934
   Amortization of deferred policy acquisition costs                                     623      535      665
   General and administrative expenses                                                 1,372    1,455    1,400
   Commissions                                                                           341      345      321
   Other expenses                                                                      1,310    1,166      839
                                                                                     -------  -------  -------
Total benefits and expenses                                                           10,084   10,642   10,406
                                                                                     -------  -------  -------
Income before income tax expense (benefit)                                             3,013    4,494    2,400
Income tax expense (benefit):
   Current                                                                               401       95      (21)
   Deferred                                                                              727     (543)    (601)
                                                                                     -------  -------  -------
Income tax expense (benefit)                                                           1,128     (448)    (622)
                                                                                     -------  -------  -------
Net income                                                                             1,885    4,942    3,022
Less:
Net income attributable to noncontrolling interests                                       --        1        7
                                                                                     -------  -------  -------
Net income attributable to AGL                                                       $ 1,885  $ 4,941  $ 3,015
                                                                                     =======  =======  =======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                                                     Years Ended December 31,
-                                                                                                    -----------------------
(in millions)                                                                                         2014     2013    2012
-------------                                                                                        ------  -------  ------
Net income                                                                                           $1,885  $ 4,942  $3,022
                                                                                                     ------  -------  ------
Other comprehensive income (loss), net of tax
   Change in unrealized appreciation of fixed maturity investments on which other-than-temporary
     credit impairments were taken                                                                       48      242     907
   Change in unrealized appreciation (depreciation) of all other investments                          3,866   (5,265)  2,128
   Adjustments to deferred policy acquisition costs, value of business acquired and deferred sales
     inducements                                                                                       (152)     542    (459)
   Change in insurance loss recognition                                                                (556)   1,325    (217)
   Change in foreign currency translation adjustments                                                   (11)      (6)     (2)
                                                                                                     ------  -------  ------
Other comprehensive income (loss)                                                                     3,195   (3,162)  2,357
                                                                                                     ------  -------  ------
Comprehensive income                                                                                  5,080    1,780   5,379
Comprehensive income attributable to noncontrolling interest                                             --        1       7
                                                                                                     ------  -------  ------
Comprehensive income attributable to AGL                                                             $5,080  $ 1,779  $5,372
                                                                                                     ======  =======  ======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF EQUITY

                                                                                           Total
                                                                 Retained    Accumulated    AGL
                                                    Additional   Earnings       Other      Share-     Non-
                                   Preferred Common  Paid-in   (Accumulated Comprehensive holder's controlling  Total
(in millions)                        Stock   Stock   Capital     Deficit)      Income      Equity   Interests   Equity
-------------                      --------- ------ ---------- ------------ ------------- -------- ----------- -------
Balance, January 1, 2012              $ 1     $ 6    $27,245     $(8,296)      $ 3,536    $22,492     $ 160    $22,652
                                      ---     ---    -------     -------       -------    -------     -----    -------
Net income attributable to AGL or
  other noncontrolling interests       --      --         --       3,015            --      3,015         7      3,022
Other comprehensive income             --      --         --          --         2,357      2,357        --      2,357
Return of capital                      --      --     (1,882)         --            --     (1,882)       --     (1,882)
Other                                  --      --         --          (2)           --         (2)       --         (2)
                                      ---     ---    -------     -------       -------    -------     -----    -------
Balance, December 31, 2012            $ 1     $ 6    $25,363     $(5,283)      $ 5,893    $25,980     $ 167    $26,147
                                      ===     ===    =======     =======       =======    =======     =====    =======
Net income attributable to AGL or
  other noncontrolling interests       --      --         --       4,941            --      4,941         1      4,942
Other comprehensive loss               --      --         --          --        (3,162)    (3,162)       --     (3,162)
Capital contributions from Parent      --      --        368          --            --        368        --        368
Return of capital                      --      --     (2,553)         --            --     (2,553)       --     (2,553)
Other                                  --      --        (15)          5            --        (10)       (4)       (14)
                                      ---     ---    -------     -------       -------    -------     -----    -------
Balance, December 31, 2013            $ 1     $ 6    $23,163     $  (337)      $ 2,731    $25,564     $ 164    $25,728
                                      ===     ===    =======     =======       =======    =======     =====    =======
Net income attributable to AGL or
  other noncontrolling interests       --      --         --       1,885            --      1,885        --      1,885
Dividends                              --      --         --      (1,548)           --     (1,548)       --     (1,548)
Other comprehensive income             --      --         --          --         3,195      3,195        --      3,195
Capital contributions from Parent      --      --         58          --            --         58        --         58
Return of capital                      --      --     (4,707)         --            --     (4,707)       --     (4,707)
Deconsolidation of VIEs                --      --         --          --            --         --      (167)      (167)
Other                                  --      --         --          --            --         --         3          3
                                      ---     ---    -------     -------       -------    -------     -----    -------
Balance, December 31, 2014            $ 1     $ 6    $18,514     $    --       $ 5,926    $24,447     $  --    $24,447
                                      ===     ===    =======     =======       =======    =======     =====    =======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                                   Years Ended December 31,
                                                                                                ------------------------------
(in millions)                                                                                     2014       2013       2012
-------------                                                                                   --------  ---------  ---------
                                                                                                           (Revised)  (Revised)
Cash flows from operating activities:
   Net income                                                                                   $  1,885  $   4,942  $   3,022
                                                                                                --------  ---------  ---------
   Adjustments to reconcile net income to net cash provided by operating activities:
       Interest credited to policyholder account balances                                          2,210      2,277      2,934
       Amortization of deferred policy acquisition costs and value of business acquired              623        535        665
       Depreciation and amortization                                                                  25        175        131
       Fees charged for policyholder contract deposits                                            (1,163)      (946)    (1,011)
       Net realized capital losses (gains)                                                            67     (2,017)      (671)
       Unrealized losses (gains) in earnings, net                                                   (280)       153        102
       Equity in income of partnerships and other invested assets                                   (476)      (124)      (314)
       Accretion of net premium/discount on investments                                             (760)      (631)      (774)
       Capitalized interest                                                                          (82)      (531)       (36)
       Provision for deferred income taxes                                                           727       (543)      (601)
   Changes in operating assets and liabilities:
       Accrued investment income                                                                      32         43         20
       Amounts due to/from related parties                                                           473        533       (125)
       Reinsurance assets                                                                             58         83         84
       Deferred policy acquisition costs                                                            (877)      (790)      (604)
       Deferred sales inducements                                                                    (13)       (23)        (5)
       Current income tax receivable/payable                                                         200         38       (499)
       Future policy benefits                                                                        746      1,548        922
       Other policyholders' funds                                                                    (67)       (21)       (19)
       Other, net                                                                                    165       (278)       340
                                                                                                --------  ---------  ---------
   Total adjustments                                                                               1,608       (519)       539
                                                                                                --------  ---------  ---------
Net cash provided by operating activities                                                          3,493      4,423      3,561
                                                                                                ========  =========  =========
Cash flows from investing activities:
Proceeds from (payments for)
   Sales or distribution of:
       Available for sale investments                                                              5,852     22,532     15,422
       Flight equipment                                                                               --         71          7
       Divested businesses, net                                                                       --         --         35
       Other investments, excluding short-term investments                                         1,320        655      2,167
   Redemption and maturities of fixed maturity securities available for sale                       7,833      9,093      6,043
   Principal payments received on sales and maturities of mortgage and other loans receivable      1,747      1,411      1,272
   Redemption and maturities of other investments, excluding short-term investments                  178        178        598
   Purchase of:
       Available for sale investments                                                            (13,290)   (30,112)   (19,464)
       Mortgage and other loans receivable                                                        (3,572)    (1,899)      (961)
       Flight equipment                                                                               --         (8)       (11)
       Acquired businesses, net                                                                       --         --        (48)
       Other investments, excluding short-term investments                                          (930)    (2,396)    (4,215)
   Net change in restricted cash                                                                    (213)      (111)        23
   Net change in short-term investments                                                            2,515        884     (1,580)
   Other, net                                                                                        (60)       (23)        31
                                                                                                --------  ---------  ---------
Net cash provided by (used in) investing activities                                                1,380        275       (681)
                                                                                                ========  =========  =========
Cash flows from financing activities:
   Policyholder contract deposits                                                                  9,524      7,334      5,011
   Policyholder contract withdrawals                                                              (7,006)    (9,018)    (7,402)
   Net exchanges to/from separate accounts                                                        (1,525)    (1,291)      (756)
   Change in repurchase agreements                                                                   225         --        857
   Repayment of notes payable                                                                         --       (259)      (202)
   Issuance of notes payable                                                                         494        230         --
   Federal Home Loan Bank borrowings                                                                  --        (28)        60
   Security deposits on flight equipment                                                              --        (58)       (12)
   Change in securities lending payable                                                           (2,514)     1,048      1,466
   Cash overdrafts                                                                                    21       (142)        67
   Dividends and return of capital paid to Parent Company, net of cash contributions              (4,017)    (2,532)    (1,882)
                                                                                                --------  ---------  ---------
Net cash used in financing activities                                                             (4,798)    (4,716)    (2,793)
                                                                                                ========  =========  =========
Net increase (decrease) in cash                                                                       75        (18)        87
Cash at beginning of year                                                                            202        220        133
                                                                                                --------  ---------  ---------
Cash at end of year                                                                             $    277  $     202  $     220
                                                                                                ========  =========  =========
Supplementary Disclosure of Consolidated Cash Flow Information
Cash paid during the period for:
   Interest                                                                                     $      7  $      32  $      25
   Taxes                                                                                             194        161        132
Non-cash activities:
   Sales inducements credited to policyholder contract deposits                                       20         39         66
   Non-cash dividends declared                                                                     2,238         --         --
   Non-cash contributions from Parent                                                                 58        348         --
                                                                                                ========  =========  =========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1. BASIS OF PRESENTATION

American General Life Insurance Company (AGL), including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). Unless the context indicates otherwise, the terms "AGL," "the Company," "we," "us" or "our" mean American General Life Insurance Company and its consolidated entities, and the term "AIG Parent" means American International Group, Inc. and not any of AIG Parent's consolidated subsidiaries.

We are a leading provider of individual term and universal life insurance solutions to middle-income and high net worth customers, as well as a leading provider of fixed and variable annuities. Our primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, structured settlements, corporate- and bank-owned life insurance, terminal funding annuities, guaranteed investment contracts (GICs) and funding agreements, stable value wrap products and group benefits. We distribute our products through independent marketing organizations, independent and career insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants, and direct-to-consumer through AIG Direct. We also provide support services to certain affiliated insurance companies through our subsidiaries, AIG Enterprise Services LLC (AIGES) and SunAmerica Asset Management LLC (SAAMCo).

SAAMCo and its wholly owned distributor, AIG Capital Services, Inc. (AIGCS), and its wholly owned servicing agent, SunAmerica Fund Services, Inc. (SFS), represent our asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds and variable subaccounts offered within our variable annuity and variable universal life products, and by distributing retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

Our operations are influenced by many factors, including general economic conditions, financial condition of AIG, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of our insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. We are exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. We control our exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of our assets and liabilities, monitoring and limiting prepayments and extension risk in our portfolio, maintaining a large percentage of our portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. We are also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect our exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP). All significant intercompany accounts and transactions have been eliminated. Certain prior period items have been reclassified to conform to the current period's presentation.

The consolidated financial statements include the accounts of the Company, our controlled subsidiaries (generally through a greater than 50 percent ownership of voting rights of a voting interest entity), and variable interest entities
(VIEs) for which we are the primary beneficiary. Equity investments in entities that we do not consolidate, including corporate entities in which we have significant influence, and partnership and partnership-like entities in which we have more than minor influence over operating and financial policies, are accounted for under the equity method unless we have elected the fair value option. Unless the context indicates otherwise, the terms "financial statements," "Balance Sheets," "Statements of Income," "Statements of Comprehensive Income," "Statements of Equity," "Statements of Cash Flows," "Notes to Financial Statements," "financial position," and "results of operations" refer to the applicable consolidated disclosure.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Presentation Changes

Policy fees related to features accounted for as embedded derivatives in variable annuity products, including guaranteed minimum withdrawal benefits and guaranteed minimum account value benefits, are included in the fair value measurement of embedded derivatives. Effective December 31, 2014, we reclassified fees related to these embedded derivatives to net realized capital gains, with no effect to the fair value measurement of the embedded derivatives, net income or shareholder's equity. Accordingly, a portion of prior period policy fees have been reclassified to net realized capital gains to conform to the current period presentation. See Note 11 for information on variable annuity guaranteed benefit features and Note 3 for discussion of the fair value measurement of embedded policy derivatives, including our policy on classification of fees.

The effect of the change in presentation of these policy fees on the prior period financial statements was as follows:

                                                                     As
                                                                 Previously Effect of      As
(in millions)                                                     Reported   Change   Reclassified
-------------                                                    ---------- --------- ------------
Statement of Income for the year ended December 31, 2013:
   Revenues:
       Policy fees                                                $ 1,924     $(158)    $ 1,766
       Other net realized capital gains (losses)                    1,934       158       2,092

Statement of Cash Flows for the year ended December 31,
  2013:
Cash flows from operating activities:
   Adjustments to reconcile net income to net cash provided
     by operating activities:
       Fees charged for policyholder contract deposits             (1,104)      158        (946)
       Net realized capital (gains) losses                         (1,859)     (158)     (2,017)

Statement of Income for the year ended December 31, 2012:
   Revenues:
       Policy fees                                                  1,963      (126)      1,837
       Other net realized capital gains (losses)                      842       126         968

Statement of Cash Flows for the year ended December 31,
  2012:
Cash flows from operating activities:
   Adjustments to reconcile net income to net cash provided
     by operating activities:
       Fees charged for policyholder contract deposits             (1,137)      126      (1,011)
       Net realized capital (gains) losses                           (545)     (126)       (671)

Out of Period Adjustments

In 2014, we recorded out of period adjustments to correct errors related to prior periods, which resulted in a $20 million decrease to pre-tax income and an $8 million decrease to net income and comprehensive income. The most significant pre-tax item was to reverse interest that had incorrectly been accrued in prior years on mortgage loans that are troubled debt restructurings. In 2013, we recorded out of period adjustments to correct errors related to prior periods, which resulted in a $63 million decrease to pre-tax income and a $167 million increase to net income and comprehensive income. In 2012, we recorded out of period adjustments which decreased pre-tax income by $109 million and decreased net income and comprehensive income by $83 million. We have evaluated the effect of the errors on prior years and on the respective years in which they were corrected, taking into account both qualitative and quantitative factors. Management believes these errors and their corrections are not material to any previously issued financial statements.

Revision of Prior Period Financial Statements

The Balance Sheet at December 31, 2013 and the Statements of Cash Flows for the years ended December 31, 2013 and 2012 have been revised to correct the classification of certain items that had been reported in cash and short-term investments. These revisions had no impact on total assets, total liabilities or shareholder's equity in the prior periods that were revised. We evaluated the impact of these items on the respective balance sheet line items and on the categories within the statement of cash flows. The reclassifications included:

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


   . Correction of the classification of cash held within consolidated VIEs from cash to restricted cash, which is reported within other assets;

   . Correction of the classification of certain collateral margin accounts related to derivative transactions from short-term investments to premiums and other receivables; and

   . Correction of the classification of certain accounts between cash and short-term investments to correctly reflect the nature of the related account as either a non-interest bearing depository account or an interest-bearing account.

After evaluating the quantitative and qualitative aspects of these corrections, the revisions were not considered to be material, individually or in aggregate, to the previously issued 2013 and 2012 financial statements. The net effects on the financial statements resulting from these revisions were as follows:

                                                                     As     Effect
                                                                 Previously   of     As
(in millions)                                                     Reported  Change Revised
-------------                                                    ---------- ------ -------
Balance Sheet at December 31, 2013:
   Short-term investments                                         $ 3,964   $ (68) $ 3,896
   Cash                                                               362    (160)     202
   Premiums and other receivables, net of allowance                   408      80      488
   Other assets                                                       933     148    1,081

Statement of Cash Flows for the year ended December 31, 2013:
   Cash flows from investing activities:
       Net change in restricted cash                                   37    (148)    (111)
       Net change in short-term investments                           819      65      884
       Other, net                                                     (51)     28      (23)
       Net cash provided by (used in) investing activities            330     (55)     275

   Net increase (decrease) in cash                                     37     (55)     (18)
   Cash at beginning of year                                          325    (105)     220
   Cash at end of year                                                362    (160)     202

Statement of Cash Flows for the year ended December 31, 2012:
   Cash flows from investing activities:
       Net change in short-term investments                        (1,583)      3   (1,580)
       Other, net                                                     (21)     52       31
       Net cash provided by (used in) investing activities           (736)     55     (681)

   Net increase (decrease) in cash                                     32      55       87
   Cash at beginning of year                                          293    (160)     133
   Cash at end of year                                                325    (105)     220

Use of Estimates

The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. Accounting policies that we believe are most dependent on the application of estimates and assumptions are considered our critical accounting estimates and are related to the determination of:

..   income tax assets and liabilities, including recoverability of our net deferred tax asset and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset;

..   valuation of future policy benefit liabilities and timing and extent of loss recognition;

..   valuation of liabilities for guaranteed benefit features of variable annuity products;

..   recoverability of assets, including deferred policy acquisition costs (DAC)
    and reinsurance;

..   estimated gross profits (EGP) to value DAC for investment-oriented products;

..   impairment charges, including other-than-temporary impairments on available for sale securities; and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


..   fair value measurements of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, our financial condition, results of operations and cash flows could be materially affected.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following table identifies our significant accounting policies presented in other Notes to these Financial Statements, with a reference to the Note where a detailed description can be found:

Note 4.   Investments

             .   Fixed maturity and equity securities

             .   Other invested assets

             .   Short-term investments

             .   Net investment income

             .   Net realized capital gains (losses)

             .   Other-than-temporary impairments

Note 5.   Lending Activities

             .   Mortgage and other loans receivable - net of allowance

Note 6.   Reinsurance

             .   Reinsurance assets, net of allowance

Note 7.   Derivatives and Hedge Accounting

             .   Derivative assets and liabilities, at fair value

Note 8.   Deferred Policy Acquisition Costs

             .   Deferred policy acquisition costs

             .   Amortization of deferred policy acquisition costs

             .   Deferred sales inducements

Note 10.  Insurance Liabilities

             .   Future policy benefits

             .   Policyholder contract deposits

             .   Other policyholder funds

Note 11.  Variable Life and Annuity Contracts

Note 12.  Debt

             .   Long-term debt

Note 13.  Commitments and contingencies

             .   Legal contingencies

Note 16.  Income Taxes

Other significant accounting policies

Premiums for long-duration life insurance products and life contingent annuities are recognized as revenues when due. Estimates for premiums due but not yet collected are accrued. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross premium received and the net premium is deferred and recognized in policyholder benefits in the Statements of Income.

Premiums on accident and health policies are earned primarily on a pro rata basis over the term of the related coverage. The reserves for unearned premiums includes the portion of premiums written relating to the unexpired terms of coverage.

Reinsurance premiums ceded are recognized as a reduction in revenues over the period the reinsurance coverage is provided in proportion to the risks to which the premiums relate.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Policy fees represent fees recognized from universal life and investment-type products consisting of policy charges for cost of insurance, policy administration charges, surrender charges and amortization of unearned revenue reserves.

Other income primarily includes advisory fees and commissions from the broker dealer business and income from legal settlements. Aircraft leasing revenue from flight equipment under operating lease was recognized over the life of the leases as rental payments became receivable under the provision of the lease or, in case of leases with varying payments, under the straight-line method over the non-cancelable terms of the lease. In certain cases, leases provided for certain payments contingent on usage. In those cases, rental revenue was recognized at the time such usage occurred, net of estimated contractual aircraft maintenance reimbursements. Gains on sales of flight equipment were recognized when flight equipment was sold and the risk of ownership of the equipment passed to the new owner.

Cash represents cash on hand and non-interest bearing demand deposits.

Other assets consist of prepaid expenses, deposits, other deferred charges, real estate, other fixed assets, capitalized software costs and restricted cash.

We offer sales inducements, which include enhanced crediting rates or bonus payments to contract holders (bonus interest) on certain annuity and investment contract products. Sales inducements provided to the contract holder are recognized as part of the liability for policyholder contract deposits on the Balance Sheets. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception, and we must demonstrate that such amounts are incremental to amounts we credit on similar contracts without bonus interest, and are higher than the contracts expected ongoing crediting rates for periods after the bonus period. The amortization expense associated with these assets is reported within interest credited to policyholder account balances in the Statements of Income.

See Note 8 for additional information on deferred sales inducements.

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise from any of our other businesses. The liabilities for these accounts are equal to the account assets. Separate accounts may also include deposits for funds held under stable value wrap funding agreements, although the majority of stable value wrap sales are measured based on the notional amount included in assets under management and do not include the receipt of funds.

For additional discussion of separate accounts, see Note 11.

Other liabilities include other funds on deposit, other payables, and securities sold under agreements to repurchase.

Accounting Standards Adopted During 2014

Presentation of Unrecognized Tax Benefits

In July 2013, the FASB issued an accounting standard that requires a liability related to unrecognized tax benefits to be presented as a reduction to the related deferred tax asset for a net operating loss carryforward or a tax credit carryforward. When the carryforwards are not available at the reporting date under the tax law of the applicable jurisdiction or the tax law of the applicable jurisdiction does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented in the financial statements as a liability and will not be combined with the related deferred tax asset.

We adopted the standard on its required effective date of January 1, 2014 on a prospective basis. The adoption of this standard had no material effect on our consolidated financial condition, results of operations or cash flows.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Future Application of Accounting Standards

Accounting for Investments in Qualified Affordable Housing Projects

In January 2014, the FASB issued an accounting standard that revises the accounting and expands the disclosure requirements for investments in qualified affordable housing projects. The standard is effective for annual periods beginning after December 15, 2014, but early adoption is permitted. We plan to adopt the standard prospectively on its required effective date of January 1, 2015 and do not expect adoption of the standard to have a material effect on our financial condition, results of operations or cash flows.

Revenue Recognition

In May 2014, the FASB issued an accounting standard that supersedes most existing revenue recognition guidance. The new standard excludes from its scope the accounting for insurance contracts, leases, financial instruments, and other agreements that are governed under other GAAP guidance, but affects the revenue recognition for certain of our other activities.

The standard is effective for interim and annual reporting periods beginning after December 15, 2016 and may be applied retrospectively or through a cumulative effect adjustment to retained earnings at the date of adoption. Early adoption is not permitted. We plan to adopt the standard with an effective date of January 1, 2018, which reflects proposed one-year deferral by the FASB and are assessing the impact of the standard on our financial condition, results of operations and cash flows.

Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity

In August 2014, the FASB issued an accounting standard that allows a reporting entity to measure the financial assets and financial liabilities of a qualifying consolidated collateralized financing entity using the fair value of either its financial assets or financial liabilities, whichever is more observable.

The standard is effective for interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted. The standard may be applied retrospectively to all relevant prior periods presented starting with January 1, 2010 or through a cumulative effect adjustment to retained earnings at the date of adoption. We plan to adopt the standard on its required effective date of January 1, 2016 and do not expect the adoption of the standard to have a material effect on our financial condition, results of operations or cash flows.

Consolidation: Amendments to the Consolidation Analysis

In February 2015, the FASB issued an accounting standard that affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. Specifically, the amendments modify the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities; eliminate the presumption that a general partner should consolidate a limited partnership; affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

The standard is effective for interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The standard may be applied retrospectively or through a cumulative effect adjustment to retained earnings as of the beginning of the year of adoption. We plan to adopt the standard on its required effective date of January 1, 2016 and are assessing the impact of the standard on our financial condition, results of operations and cash flows.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

We carry certain financial instruments at fair value. We define the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We are responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. We maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the Balance Sheets are measured and classified in accordance with a fair value hierarchy consisting of three levels based on the observability of valuation inputs:

..   Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. We do not adjust the quoted price for such instruments.

..   Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

..   Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels discussed above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

Valuation Methodologies of Financial Instruments Measured at Fair Value

Incorporation of Credit Risk in Fair Value Measurements

..   Our Own Credit Risk. Fair value measurements for certain freestanding derivatives incorporate our own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to us at the balance sheet date by reference to observable AIG credit default swap (CDS) or cash bond spreads. A derivative counterparty's net credit exposure to us is determined based on master netting agreements, when applicable, which

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

    take into consideration all derivative positions with us, as well as collateral we posted with the counterparty at the balance sheet date. We calculate the effect of these credit spread changes using discounted cash flow techniques that incorporate current market interest rates.

..   Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for us to protect against our net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. Our net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

The cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid-market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to us by an independent third party. We utilize an interest rate based on the benchmark London Inter-Bank Offered Rate (LIBOR) curve to derive our discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, management believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value. Market price data is generally obtained from dealer markets.

We employ independent third-party valuation service providers to gather, analyze, and interpret market information to derive fair value estimates for individual investments based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation services are reviewed and understood by management, through periodic discussion with, and information provided by, the valuation services. In addition, as discussed further below, control processes are applied to the fair values received from third-party valuation services to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions of comparable securities, benchmark yields, interest rate yield curves, credit spreads, currency rates, quoted prices for similar securities and other market-observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

We have control processes designed to ensure that the fair values received from third party valuation services are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. We assess the reasonableness of individual security values received from valuation service providers through various analytical techniques, and have procedures to escalate related questions internally and to the third party valuation services for

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

resolution. To assess the degree of pricing consensus among various valuation services for specific asset types, we have conducted comparisons of prices received from available sources. We have used these comparisons to establish a hierarchy for the fair values received from third party valuations services to be used for particular security classes. We also validate prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When our third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing widely accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from third party valuation services, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and non-transferability, and such adjustments generally are based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review in order to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized debt obligations (CDO), other asset-backed securities (ABS) and fixed maturity securities issued by government sponsored entities and corporate entities.

Equity Securities Traded in Active Markets

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchange or dealer markets.

Other Invested Assets

We initially estimate the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, we generally obtain the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. We consider observable market data and perform certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement. The fair values of other investments carried at fair value, such as direct private equity holdings, are initially determined based on transaction price and are subsequently estimated based on available evidence such as market transactions in similar instruments, other financing transactions of the issuer and other available financial information for the issuer, with adjustments made to reflect illiquidity as appropriate.

Short-term Investments

For short-term investments that are measured at fair value, the carrying values of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over-the-counter (OTC). We generally value exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. We generally use similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. We will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, independent third-party valuation service providers and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Policy Derivatives

Certain variable annuity and equity index annuity and life contracts contain embedded policy derivatives that we bifurcate from the host contracts and account for separately at fair value, with changes in fair value recognized in earnings. These embedded derivatives are classified within policyholder contract deposits. We have concluded these contracts contain (i) written option guarantees on minimum accumulation value, (ii) a series of written options that guarantee withdrawals from the highest anniversary value within a specific period or for life, or (iii) equity-indexed written options that meet the criteria of derivatives that must be bifurcated.

The fair value of embedded policy derivatives contained in certain variable annuity and equity index annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on our historical experience.

With respect to embedded policy derivatives in our variable annuity contracts, because of the dynamic and complex nature of the expected cash flows, risk-neutral valuations are used. Estimating the underlying cash flows for these products involves judgments regarding expected market rates of return, market volatility, correlations of market variables to funds, fund performance, discount rates and policyholder behavior. The portion of fees attributable to the fair value of expected benefit payments are included within the fair value measurement of these embedded policy derivatives and related fees are classified in net realized gains (losses) as collected, consistent with other changes in the fair value of these embedded policy derivatives. Any additional fees not attributed to the embedded derivative are excluded from the fair value measurement and classified in policy fees as collected.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

With respect to embedded policy derivatives in our equity index annuity and life contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and determinations on adjusting the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions. These methodologies incorporate an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior.

We also incorporate our own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity and equity index annuity and life contracts. Expected cash flows are discounted using the interest rate swap curve (swap curve), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a non-complex swap against the floating rate (for example, LIBOR) leg of a related tenor. The non-performance risk adjustment reflects a market participant's view of our claims-paying ability by incorporating an additional spread to the swap curve used to value embedded policy derivatives.

Notes Payable

Certain VIEs that we consolidate have each elected the fair value option for a tranche of their structured securities (the Class X notes), which are included in notes payable - to affiliates, net. The fair value of the Class X notes is determined using a mark-to-model approach, discounting cash flows produced by an internally validated model. Cash flows are discounted based on current market spreads for U.S. collateralized loan obligations (CLOs), adjusted for structural specific attributes. The market spreads for U.S. CLOs include a spread premium to compensate for the complexity and perceived illiquidity of the Class X notes. The spread premium was derived on the respective issuance dates of the Class X notes, with reference to the issuance spread on tranches of structured securities issued by the same entities that were purchased by independent, non-affiliated third parties.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about assets and liabilities measured at fair value on a recurring basis, and indicates the level of the fair value measurement based on the observability of the inputs used:

December 31, 2014                                                                Counterparty    Cash
(in millions)                                            Level 1 Level 2 Level 3 Netting/(a)/ Collateral   Total
-------------                                            ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities     $    -- $   395 $    --    $  --       $  --    $    395
   Obligations of states, municipalities and political
     subdivisions                                             --   2,068     951       --          --       3,019
   Non-U.S. governments                                       --   2,887      --       --          --       2,887
   Corporate debt                                             --  69,416     959       --          --      70,375
   RMBS                                                       --   8,218   7,240       --          --      15,458
   CMBS                                                       --   3,411   1,294       --          --       4,705
   CDO/ABS                                                    --   2,329   3,575       --          --       5,904
                                                         ------- ------- -------    -----       -----    --------
Total bonds available for sale                                --  88,724  14,019       --          --     102,743
                                                         ------- ------- -------    -----       -----    --------
Other bond securities:
   U.S. government and government sponsored entities          --   1,135      --       --          --       1,135
   RMBS                                                       --     109     275       --          --         384
   CMBS                                                       --     105      48       --          --         153
   CDO/ABS                                                    --      31   1,231       --          --       1,262
                                                         ------- ------- -------    -----       -----    --------
Total other bond securities                                   --   1,380   1,554       --          --       2,934
                                                         ------- ------- -------    -----       -----    --------
Equity securities available for sale:
   Common stock                                                4       2       1       --          --           7
   Preferred stock                                            19      --      --       --          --          19
                                                         ------- ------- -------    -----       -----    --------
Total equity securities available for sale                    23       2       1       --          --          26
                                                         ------- ------- -------    -----       -----    --------
Other invested assets/(b)/                                     2   1,372   1,802       --          --       3,176
Short-term investments/(c)/                                  298     260      --       --          --         558
Investment in AIG                                              6      --      --       --          --           6
Derivative assets:
   Interest rate contracts                                     2     568      --       --          --         570
   Foreign exchange contracts/(d)/                            --     523      --       --          --         523
   Equity contracts                                           53       4      51       --          --         108
   Other contracts                                            --      --      13       --          --          13
   Counterparty netting and cash collateral                   --      --      --     (198)       (287)       (485)
                                                         ------- ------- -------    -----       -----    --------
Total derivative assets                                       55   1,095      64     (198)       (287)        729
                                                         ------- ------- -------    -----       -----    --------
Separate account assets                                   38,369   2,258      --       --          --      40,627
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $38,753 $95,091 $17,440    $(198)      $(287)   $150,799
                                                         ======= ======= =======    =====       =====    ========
Liabilities:
Policyholder contract deposits/(e)/                      $    -- $   125 $ 1,216    $  --       $  --    $  1,341
Notes payable - to affiliates, net                            --      --     291       --          --         291
Derivative liabilities:
   Interest rate contracts                                    --     224      --       --          --         224
   Foreign exchange contracts                                 --     439      --       --          --         439
   Other contracts                                            --      --       7       --          --           7
   Counterparty netting and cash collateral                   --      --      --     (198)        (14)       (212)
                                                         ------- ------- -------    -----       -----    --------
Total derivative liabilities                                  --     663       7     (198)        (14)        458
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $    -- $   788 $ 1,514    $(198)      $ (14)   $  2,090
                                                         ======= ======= =======    =====       =====    ========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2013                                                          Counterparty    Cash
(in millions)                                      Level 1 Level 2 Level 3 Netting/(a)/ Collateral   Total
-----------------                                  ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored
     entities                                      $    -- $   374 $    --    $  --       $  --    $    374
   Obligations of states, municipalities and
     political subdivisions                             --   1,575     754       --          --       2,329
   Non-U.S. governments                                 --   2,347      --       --          --       2,347
   Corporate debt                                       --  68,335     724       --          --      69,059
   RMBS                                                 --   8,338   6,587       --          --      14,925
   CMBS                                                 --   1,668   2,448       --          --       4,116
   CDO/ABS                                              --   1,593   3,405       --          --       4,998
                                                   ------- ------- -------    -----       -----    --------
Total bonds available for sale                          --  84,230  13,918       --          --      98,148
                                                   ------- ------- -------    -----       -----    --------
Other bond securities:
   U.S. government and government sponsored
     entities                                           --     903      --       --          --         903
   RMBS                                                 --     119     213       --          --         332
   CMBS                                                 --      30     126       --          --         156
   CDO/ABS                                              --      30   1,031       --          --       1,061
                                                   ------- ------- -------    -----       -----    --------
Total other bond securities                             --   1,082   1,370       --          --       2,452
                                                   ------- ------- -------    -----       -----    --------
Equity securities available for sale:
   Common stock                                          7      --      --       --          --           7
   Preferred stock                                      --      22      --       --          --          22
                                                   ------- ------- -------    -----       -----    --------
Total equity securities available for sale               7      22      --       --          --          29
                                                   ------- ------- -------    -----       -----    --------
Other common and preferred stock                       538      --      --       --          --         538
Other invested assets/(b)/                               1     917   2,305       --          --       3,223
Short-term investments/(c)/                            215   2,520      --       --          --       2,735
Investment in AIG                                        5      --      --       --          --           5
Derivative assets:
   Interest rate contracts                               9     768      19       --          --         796
   Equity contracts                                    107      33      47       --          --         187
   Other contracts                                      --      --      10       --          --          10
   Counterparty netting and cash collateral             --      --      --     (108)       (378)       (486)
                                                   ------- ------- -------    -----       -----    --------
Total derivative assets                                116     801      76     (108)       (378)        507
                                                   ------- ------- -------    -----       -----    --------
Separate account assets                             34,018   1,683      --       --          --      35,701
                                                   ------- ------- -------    -----       -----    --------
Total                                              $34,900 $91,255 $17,669    $(108)      $(378)   $143,338
                                                   ======= ======= =======    =====       =====    ========
Liabilities:
Policyholder contract deposits/(e)/                $    -- $   120 $   247    $  --       $  --    $    367
Notes payable - to affiliates, net                      --      --     211       --          --         211
Derivative liabilities:
   Interest rate contracts                              --     652      13       --          --         665
   Counterparty netting and cash collateral             --      --      --     (108)        (23)       (131)
                                                   ------- ------- -------    -----       -----    --------
Total derivative liabilities                            --     652      13     (108)        (23)        534
                                                   ------- ------- -------    -----       -----    --------
Total                                              $    -- $   772 $   471    $(108)      $ (23)   $  1,112
                                                   ======= ======= =======    =====       =====    ========

(a)Represents netting of derivative exposures covered by qualifying master netting agreements.
(b)Amounts exclude other invested assets not carried at fair value on a recurring basis.
(c)Amounts exclude short-term investments that are carried at cost.
(d)In 2014, we reclassified cross-currency swaps from interest rate contracts to foreign exchange contracts. This change was applied prospectively.
(e)Amounts presented for policyholder contract deposits in the tables exclude those not measured at fair value on a recurring basis.

At December 31, 2014 and 2013, Level 3 assets were 9.8 percent and 10.3 percent of total assets, respectively, and Level 3 liabilities were 1.0 percent and 0.3 percent of total liabilities, respectively.

Transfers of Level 1 and Level 2 Assets and Liabilities

Our policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. In 2014, we transferred $13 million of preferred stock from Level 2 to Level 1. In 2013, we transferred $93 million of securities issued by the U.S. government and government-sponsored entities from Level 1 to Level 2. We had no significant transfers from Level 1 to Level 2 during 2014 and from Level 2 to Level 1 during 2013.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during 2014 and 2013 in Level 3 assets (liabilities) measured at fair value on a recurring basis, and the realized and unrealized gains (losses) related to the Level 3 assets (liabilities) in the Balance Sheets at December 31, 2014 and 2013:

                                                                                                            Changes in
                                                                                                            Unrealized
                                            Net                                                                Gains
                                          Realized                                                           (Losses)
                                            and                    Purchases,                               Included in
                                         Unrealized                  Sales,                                  Income on
                                 Fair      Gains                   Issuances                         Fair   Instruments
                                 Value    (Losses)      Other         and        Gross     Gross    Value     Held at
                               Beginning  Included  Comprehensive Settlements, Transfers Transfers  End of    End of
(in millions)                   of Year  in Income  Income (Loss)     Net         In        Out      Year      Year
-------------                  --------- ---------- ------------- ------------ --------- --------- -------  -----------
December 31, 2014
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and
     political subdivisions     $   754    $  (1)       $ 171        $  183     $   --    $  (156) $   951     $ --
   Corporate debt                   724        3           35          (236)       720       (287)     959       --
   RMBS                           6,587      422           78           197         11        (55)   7,240       --
   CMBS                           2,448       94           63           (69)        31     (1,273)   1,294       --
   CDO/ABS                        3,405       79           (2)          602        998     (1,507)   3,575       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total bonds available for sale   13,918      597          345           677      1,760     (3,278)  14,019       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Other bond securities:
   RMBS                             213       15           --            47         --         --      275       11
   CMBS                             126       (2)          --            (1)        --        (75)      48        1
   CDO/ABS                        1,031       56           --           144         --         --    1,231       29
                                -------    -----        -----        ------     ------    -------  -------     ----
Total other bond securities       1,370       69           --           190         --        (75)   1,554       41
                                -------    -----        -----        ------     ------    -------  -------     ----
Equity securities available
  for sale:
   Common stock                      --       --           --            --          1         --        1       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total equity securities
  available for sale                 --       --           --            --          1         --        1       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Other invested assets             2,305       25          (36)         (132)        49       (409)   1,802       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total                           $17,593    $ 691        $ 309        $  735     $1,810    $(3,762) $17,376     $ 41
                                =======    =====        =====        ======     ======    =======  =======     ====
Liabilities:
Policyholder contract deposits  $  (247)   $(946)       $  --        $  (23)    $   --    $    --  $(1,216)    $ --
Notes payable - to
  affiliates, net                  (211)     (13)          --           (67)        --         --     (291)      --
Derivative assets
  (liabilities), net:
   Interest rate contracts            6        1           --            (7)        --         --       --       --
   Equity contracts                  47       14           --           (10)        --         --       51        9
   Other contracts                   10       58           --           (62)        --         --        6       56
                                -------    -----        -----        ------     ------    -------  -------     ----
Total                           $  (395)   $(886)       $  --        $ (169)    $   --    $    --  $(1,450)    $ 65
                                =======    =====        =====        ======     ======    =======  =======     ====
December 31, 2013
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and
     political subdivisions     $   633    $  11        $(123)       $  280     $   --    $   (47) $   754     $ --
   Corporate debt                 1,058        2            2          (321)       266       (283)     724       --
   RMBS                           4,957      355          258           997         20         --    6,587       --
   CMBS                           2,205       89          (21)          125         50         --    2,448       --
   CDO/ABS                        2,654       86           32           365        569       (301)   3,405       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total bonds available for sale   11,507      543          148         1,446        905       (631)  13,918       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Other bond securities:
   RMBS                             127       10           --            76         --         --      213       14
   CMBS                              41       (1)          --            86         --         --      126        3
   CDO/ABS                          113       68           --           850         --         --    1,031       48
                                -------    -----        -----        ------     ------    -------  -------     ----
Total other bond securities         281       77           --         1,012         --         --    1,370       65
                                -------    -----        -----        ------     ------    -------  -------     ----
Equity securities available
  for sale:
   Common stock                       9       --           --            (9)        --         --       --       --
   Preferred stock                   26       --            2           (28)        --         --       --       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total equity securities
  available for sale                 35       --            2           (37)        --         --       --       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Other invested assets             1,905      101           50           107        268       (126)   2,305       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total                           $13,728    $ 721        $ 200        $2,528     $1,173    $  (757) $17,593     $ 65
                                =======    =====        =====        ======     ======    =======  =======     ====
Liabilities:
Policyholder contract deposits  $(1,040)   $ 609        $  (1)       $  185     $   --    $    --  $  (247)    $ --
Notes payable - to
  affiliates, net                    --      (12)           9          (208)        --         --     (211)     (12)
Derivative assets
  (liabilities), net:
   Interest rate contracts           (2)       7           --             1         --         --        6       --
   Equity contracts                  21       33           --            (7)        --         --       47       --
   Other contracts                    2       39           --           (31)        --         --       10       --
                                -------    -----        -----        ------     ------    -------  -------     ----
Total                           $(1,019)   $ 676        $   8        $  (60)    $   --    $    --  $  (395)    $(12)
                                =======    =====        =====        ======     ======    =======  =======     ====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Net realized and unrealized gains and losses included in income related to Level 3 assets and liabilities shown above were reported in the Statements of Income as follows:

                                                            Net
                                                          Realized
                                                  Net     Capital
                                        Policy Investment  Gains   Other
(in millions)                            Fees    Income   (Losses) Income Total
-------------                           ------ ---------- -------- ------ -----
December 31, 2014
   Bonds available for sale              $--      $610     $ (13)   $ --  $ 597
   Other bond securities                  --        69        --      --     69
   Other invested assets                  --        37       (12)     --     25
   Policyholder contract deposits         --        --      (946)     --   (946)
   Notes payable - to affiliates, net     --        --        --     (13)   (13)
   Derivative assets/liabilities, net     62        --        10      --     72
                                         ---      ----     -----    ----  -----
December 31, 2013
   Bonds available for sale              $--      $491     $  52    $ --  $ 543
   Other bond securities                  --        77        --      --     77
   Other invested assets                  --       122       (21)     --    101
   Policyholder contract deposits         --        --       617      --    617
   Notes payable - to affiliates, net     --        --        --     (12)   (12)
   Derivative assets/liabilities, net     --        39        40      --     79

The following table presents the gross components of purchases, sales, issues and settlements, net, shown above:

                                                                                                              Purchases,
                                                                                                                Sales,
                                                                                                              Issuances
                                                                                                                 and
                                                                                                             Settlements,
(in millions)                                                         Purchases Sales  Issuances Settlements     Net
-------------                                                         --------- -----  --------- ----------- ------------
December 31, 2014
Assets:
Bonds available for sale:
   Obligations of states, municipalities and political subdivisions    $  189   $  (4)   $ --      $    (2)     $ 183
   Corporate debt                                                          53      (3)     --         (286)      (236)
   RMBS                                                                 1,350    (105)     --       (1,048)       197
   CMBS                                                                   146    (100)     --         (115)       (69)
   CDO/ABS                                                              1,709     (38)     --       (1,069)       602
                                                                       ------   -----    ----      -------      -----
Total bonds available for sale                                          3,447    (250)     --       (2,520)       677
                                                                       ------   -----    ----      -------      -----
Other bond securities:
   RMBS                                                                    66      --      --          (19)        47
   CMBS                                                                    --      (5)     --            4         (1)
   CDO/ABS                                                                 --      --      --          144        144
                                                                       ------   -----    ----      -------      -----
Total other bond securities                                                66      (5)     --          129        190
                                                                       ------   -----    ----      -------      -----
Other invested assets                                                     242      --      --         (374)      (132)
                                                                       ------   -----    ----      -------      -----
Total assets                                                           $3,755   $(255)   $ --      $(2,765)     $ 735
                                                                       ======   =====    ====      =======      =====
Liabilities:
Policyholder contract deposits                                         $   --   $(145)   $ --      $   122      $ (23)
Notes payable - to affiliates, net                                         --      --     (67)          --        (67)
Derivative liabilities, net:
   Interest rate contracts                                                 --      --      --           (7)        (7)
   Equity contracts                                                        --      --      --          (10)       (10)
   Other contracts                                                         --      --      --          (62)       (62)
                                                                       ------   -----    ----      -------      -----
Total liabilities                                                      $   --   $(145)   $(67)     $    43      $(169)
                                                                       ======   =====    ====      =======      =====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                                                              Purchases,
                                                                                                                Sales,
                                                                                                              Issuances
                                                                                                                 and
                                                                                                             Settlements,
(in millions)                                                         Purchases Sales  Issuances Settlements     Net
-------------                                                         --------- -----  --------- ----------- ------------
December 31, 2013
Assets:
Bonds available for sale:
   U.S government and government
   Obligations of states, municipalities and political subdivisions    $  402   $(122)   $  --     $    --      $  280
   Corporate debt                                                         139      --       --        (460)       (321)
   RMBS                                                                 2,123    (167)      --        (959)        997
   CMBS                                                                   495    (203)      --        (167)        125
   CDO/ABS                                                              1,310    (121)      --        (824)        365
                                                                       ------   -----    -----     -------      ------
Total bonds available for sale                                          4,469    (613)      --      (2,410)      1,446
                                                                       ------   -----    -----     -------      ------
Other bond securities:
   RMBS                                                                   110      --       --         (34)         76
   CMBS                                                                    98      (8)      --          (4)         86
   CDO/ABS                                                                962      --       --        (112)        850
                                                                       ------   -----    -----     -------      ------
Total other bond securities                                             1,170      (8)      --        (150)      1,012
                                                                       ------   -----    -----     -------      ------
Equity securities available for sale:
   Common stock                                                            --      --       --          (9)         (9)
   Preferred stock                                                         --      --       --         (28)        (28)
                                                                       ------   -----    -----     -------      ------
Total equity securities available for sale                                 --      --       --         (37)        (37)
                                                                       ------   -----    -----     -------      ------
Other invested assets                                                     318      --       --        (211)        107
Derivative assets:
                                                                       ------   -----    -----     -------      ------
Total assets                                                           $5,957   $(621)   $  --     $(2,808)     $2,528
                                                                       ======   =====    =====     =======      ======
Liabilities:
Policyholder contract deposits                                         $   --   $ (25)   $  --     $   210      $  185
Notes payable - to affiliates, net                                         --      --     (208)         --        (208)
Derivative liabilities, net:
   Interest rate contracts                                                 --      --       --           1           1
   Equity contracts                                                        10      --       --         (17)         (7)
   Other contracts                                                         --      --       --         (31)        (31)
                                                                       ------   -----    -----     -------      ------
Total liabilities                                                      $   10   $ (25)   $(208)    $   163      $  (60)
                                                                       ======   =====    =====     =======      ======

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2014 and 2013 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long-dated volatilities) inputs.

Transfers of Level 3 Assets and Liabilities

We record transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value.

During 2014 and 2013, transfers into Level 3 assets primarily included certain investments in private placement corporate debt, RMBS, CMBS, CDO/ABS, and investments in hedge funds and private equity funds.

..   The transfers of investments in RMBS, CMBS and CDO and certain ABS into
    Level 3 assets were due to decreases in market transparency and liquidity for individual security types.

..   Transfers of private placement corporate debt and certain ABS into Level 3 assets were primarily the result of limited market pricing information that required us to determine fair value for these securities based on inputs that are adjusted to better reflect our own assumptions regarding the characteristics of a specific security or associated market liquidity.

..   Certain investments in hedge funds were transferred into Level 3 as a result of limited market activity due to fund-imposed redemption restrictions.

..   Certain private equity fund investments were transferred into Level 3 due to these investments being carried at fair value and no longer being accounted for using the equity method of accounting.

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data. This may be due to a significant increase in market activity for the asset, a specific event, one

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

or more significant input(s) becoming observable or a long-term interest rate significant to a valuation becoming short-term and thus observable. In addition, transfers out of Level 3 assets also occur when investments are no longer carried at fair value as the result of a change in the applicable accounting methodology, given changes in the nature and extent of our ownership interest.

During 2014 and 2013, transfers out of Level 3 assets primarily related to certain investments in municipal securities, private placement corporate debt, CMBS, CDO/ABS and investments in hedge funds.

..   Transfers of certain investments in municipal securities, CMBS and CDO/ABS out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments.

..   Transfers of certain investments in private placement corporate debt and certain ABS out of Level 3 assets were primarily the result of using observable pricing information that reflects the fair value of those securities without the need for adjustment based on our own assumptions regarding the characteristics of a specific security or the current liquidity in the market.

..   The removal or easing of fund-imposed redemption restrictions, as well as certain fund investments becoming subject to the equity method of accounting, resulted in the transfer of certain hedge fund and private equity investments out of Level 3 assets.

There were no significant transfers of derivative or other liabilities into or out of Level 3 during 2014 or 2013.

Quantitative Information about Level 3 Fair Value Measurements

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments (primarily CDO/ABS) may not be reasonably available to us, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                          Fair Value at
                          December 31,
(in millions)                 2014       Valuation Technique      Unobservable Input/(a)/     Range (Weighted Average )/(a)/
-------------             ------------- ---------------------- ------------------------------ -----------------------------
Assets:
Corporate debt               $  923     Discounted cash flow                           Yield       3.96% - 4.61% (4.28%)
RMBS                          7,295     Discounted cash flow   Constant prepayment rate/(b)/       0.64% - 9.69% (5.16%)
                                                                          Loss severity/(b)/    47.82% - 79.71% (63.77%)
                                                                  Constant default rate/(b)/       4.06% - 9.86% (6.96%)
                                                                                  Yield/(b)/       3.22% - 6.46% (4.84%)
CMBS                          1,280     Discounted cash flow                      Yield/(b)/       0.13% - 9.61% (4.87%)
CDO/ABS                       1,151     Discounted cash flow                           Yield       2.61% - 4.09% (3.35%)
-----------------------------------------------------------------------------------------------------------------------------
Liabilities:
Policyholder contract
  deposits:
   GMWB                      $  696     Discounted cash flows      Equity implied volatility              6.00% - 39.00%
                                                                             Base lapse rate              1.00% - 40.00%
                                                                          Dynamic lapse rate              0.20% - 60.00%
                                                                              Mortality rate              0.10% - 35.00%
                                                                            Utilization rate              0.50% - 30.00%
   Index annuities              250     Discounted cash flows                 Mortality rate              0.10% - 35.00%
                                                                                  Lapse rate              1.00% - 40.00%
   Index life                   255     Discounted cash flows      Equity implied volatility             10.00% - 25.00%
                                                                             Base lapse rate              2.00% - 19.00%
                                                                              Mortality rate              0.00% - 20.00%
-----------------------------------------------------------------------------------------------------------------------------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                       Fair Value at
                       December 31,
(in millions)              2013       Valuation Technique      Unobservable Input/(a)/     Range (Weighted Average )/(a)/
-------------          ------------- ---------------------- ------------------------------ -----------------------------
Assets:
Corporate debt            $  360     Discounted cash flow                           Yield       3.48% - 9.44 (6.46%)
RMBS                       6,170     Discounted cash flow   Constant prepayment rate/(b)/     0.00% - 11.10% (5.37%)
                                                                       Loss severity/(b)/     44.40% 80.07% (62.24%)
                                                               Constant default rate/(b)/     4.26% - 12.00% (8.13%)
                                                                               Yield/(b)/      2.89% - 7.55% (5.22%)
CMBS                       2,396     Discounted cash flow                      Yield/(b)/     0.00% - 11.23% (5.39%)
--------------------------------------------------------------------------------------------------------------------------
Liabilities:
Policyholder contract
  deposits:
   GMWB                   $  (89)    Discounted cash flows      Equity implied volatility             6.00% - 39.00%
                                                                          Base lapse rate             1.00% - 40.00%
                                                                       Dynamic lapse rate             0.20% - 60.00%
                                                                           Mortality rate             0.10% - 35.00%
                                                                         Utilization rate             0.50% - 30.00%
   Index annuities           125     Discounted cash flows                 Mortality rate             0.10% - 35.00%
                                                                               Lapse rate             1.00% - 40.00%
   Index life                196     Discounted cash flows      Equity implied volatility            10.00% - 25.00%
                                                                          Base lapse rate             2.00% - 19.00%
                                                                           Mortality rate             0.00% - 20.00%
--------------------------------------------------------------------------------------------------------------------------
                                                                            Option budget
--------------------------------------------------------------------------------------------------------------------------

(a)The unobservable inputs and ranges for the constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by us. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by us because there are other factors relevant to the specific tranches owned by us including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b)Information received from independent third-party valuation service providers.

The ranges of reported inputs for Corporate debt, RMBS, CMBS and CDO/ABS valued using a discounted cash flow technique consist of plus/minus one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to our risk management practices that might offset risks inherent in these investments.

Sensitivity to Changes in Unobservable Inputs

We consider unobservable inputs to be those for which market data is not available and that are developed using the best information available to us about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following is a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

Corporate Debt

Corporate debt securities included in Level 3 are primarily private placement issuances that are not traded in active markets or that are subject to transfer restrictions. Fair value measurements consider illiquidity and non-transferability. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, considering illiquidity and structure. The significant unobservable input used in the fair value

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

measurement of corporate debt is the yield. The yield is affected by the market movements in credit spreads and U.S. Treasury yields. In addition, the migration in credit quality of a given security generally has a corresponding effect on the fair value measurement of the securities. For example, a downward migration of credit quality would increase spreads. Holding U.S. Treasury rates constant, an increase in corporate credit spreads would decrease the fair value of corporate debt.

RMBS and Certain CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by third-party valuation service providers are constant prepayment rates (CPR), loss severity, constant default rates (CDR), and yield. A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in CPR, loss severity, CDR, and yield, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

Policyholder contract deposits

Embedded policy derivatives within policyholder contract deposits relate to guaranteed minimum withdrawal benefits (GMWB) within variable annuity products and certain enhancements to interest crediting rates based on market indices within equity index annuities and guaranteed investment contracts (GIC). GMWB represents our largest exposure of these embedded policy derivatives, although the carrying value of the liability fluctuates based on the performance of the equity markets and therefore, at a point in time, can be low relative to the exposure. The principal unobservable input used for GMWBs and embedded derivatives in equity-indexed annuities measured at fair value is equity implied volatility. For GMWBs, other significant unobservable inputs include base and dynamic lapse rates, mortality rates, and utilization rates. Lapse, mortality, and utilization rates may vary significantly depending upon age groups and duration. In general, increases in volatility and utilization rates will increase the fair value of the liability associated with GMWB, while increases in lapse rates and mortality rates will decrease the fair value of the liability. Significant unobservable inputs used in valuing embedded derivatives within GICs include long-term forward interest rates and foreign exchange rates. Generally, the embedded derivative liability for GICs will increase as interest rates decrease or if the U.S. dollar weakens compared to the euro.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Investments in Certain Entities Carried at Fair Value Using Net Asset Value per Share

The following table includes information related to our investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring basis, we use the net asset value per share as a practical expedient to measure fair value.

                                                                             December 31, 2014       December 31, 2013
                                                                          ----------------------- -----------------------
                                                                          Fair Value              Fair Value
                                                                           Using Net               Using Net
                                                                             Asset                   Asset
                                                                           Value Per               Value Per
                                                                           Share (or               Share (or
                                                                              its      Unfunded       its      Unfunded
(in millions)                       Investment Category Includes          equivalent) Commitments equivalent) Commitments
-------------               --------------------------------------------- ----------- ----------- ----------- -----------
Investment Category
Private equity funds:
   Leveraged buyout         Debt and/or equity investments made as part
                            of a transaction in which assets of mature
                            companies are acquired from the current
                            shareholders, typically with the use of
                            financial leverage                              $  983       $155       $1,178       $185

   Real Estate /            Investments in real estate properties and
   Infrastructure           infrastructure positions, including power
                            plants and other energy generating facilities      100          5           93          9

   Venture capital          Early-stage, high-potential, growth
                            companies expected to generate a return
                            through an eventual realization event, such
                            as an initial public offering or sale of the
                            company                                             35          3           40          6

   Distressed               Securities of companies that are in default,
                            under bankruptcy protection, or troubled            78         28           91         16

   Other                    Includes multi-strategy and mezzanine
                            strategies                                          11         35            9         12
                                                                            ------       ----       ------       ----
Total private equity funds                                                   1,207        226        1,411        228
                                                                            ------       ----       ------       ----
Hedge funds:

   Event-driven             Securities of companies undergoing material
                            structural changes, including mergers,
                            acquisitions and other reorganizations             416         --          500          2

   Long-short               Securities that the manager believes are
                            undervalued, with corresponding short
                            positions to hedge market risk                     951          1          713         11

   Distressed               Securities of companies that are in default,
                            under bankruptcy protection or troubled            413          3          405         11

   Emerging markets         Investments in the financial markets of
                            developing countries                                56         --           64         --

   Other                    Includes multi-strategy and other strategies       119         --           77         --
                                                                            ------       ----       ------       ----
Total hedge funds                                                            1,955          4        1,759         24
                                                                            ------       ----       ------       ----
Total                                                                       $3,162       $230       $3,170       $252
                                                                            ======       ====       ======       ====

Private equity fund investments included above are not redeemable, as distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments.

The hedge fund investments included above may be redeemable monthly, quarterly, semi-annually and annually, as shown below, with redemption notices ranging from one day to 180 days. Certain hedge fund investments are currently not redeemable, either in whole or in part, because such investments include various contractual restrictions. The majority of these contractual restrictions, which may have been put in place at a fund's inception or thereafter, have pre-defined end dates and are generally expected to be lifted by the end of 2015. The fund investments for which redemption is restricted only in part generally relate to certain hedge funds that hold at least one investment that the fund manager deems to be illiquid.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents information regarding the expected remaining lives of our investments in private equity funds, assuming average original expected lives of 10 years for the funds, and information regarding redemptions and contractual restrictions related to our hedge fund investments:

December 31,                                                                          2014
------------                                                                          ----
Percentage of private equity fund investments with remaining lives of:
   Less than three years                                                               82%
   Three to seven years                                                                15
   Seven to 10 years                                                                    3
                                                                                      ---
       Total                                                                          100%
                                                                                      ===
Percentage of hedge fund investments redeemable:
   Monthly                                                                              9%
   Quarterly                                                                           38
   Semi-annually                                                                       11
   Annually                                                                            42
                                                                                      ---
       Total                                                                          100%
                                                                                      ===
Percentage of hedge fund investments' fair value subject to contractual restrictions   40%
                                                                                      ===

Fair Value Option

Under the fair value option, we may elect to measure at fair value financial assets and financial liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings. We elect the fair value option for certain hybrid securities given the complexity of bifurcating the economic components associated with the embedded derivatives.

Additionally, beginning in the third quarter of 2012, we elected the fair value option for investments in certain private equity funds, hedge funds and other alternative investments when such investments are eligible for this election. We believe this measurement basis is consistent with the applicable accounting guidance used by the respective investment company funds themselves.

See Note 4 for additional information.

Certain VIEs, which are securitization vehicles that we consolidate, have elected the fair value option for a tranche of their structured securities, referred to herein as the Class X notes, which are included in notes payable - to affiliates, net.

See Notes 9 and 17 for additional information on these VIEs, which are securitization vehicles.

The following table presents the difference between fair values and the aggregate contractual principal amounts of notes payable for which the fair value option was elected:

                                       December 31, 2014                 December 31, 2013
                               --------------------------------  --------------------------------
                                          Outstanding                       Outstanding
                                           Principal                         Principal
(in millions)                  Fair Value   Amount    Difference Fair Value   Amount    Difference
-------------                  ---------- ----------- ---------- ---------- ----------- ----------
Liabilities:
   Notes payable - to
     affiliates, net              $291       $760       $(469)      $211       $580       $(369)

In 2011, we assumed GIC liabilities, which are reported in policyholder contract deposits on the Balance Sheets, from an affiliate, AIG Matched Funding Corp. (AIGMFC). AIGMFC had elected the fair value option for these GIC liabilities and we have maintained this election. The change in the value of each of the GIC liabilities is partially offset by a swap used to economically hedge the changes in the fair value of the GICs. See Note 17 for additional information on the GIC assumption and the related swaps.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the gains or losses recorded related to the eligible instruments for which the fair value option was elected:

                                                              Gain (Loss)
    Years Ended December 31,                               ----------------
    (in millions)                                          2014  2013  2012
    -------------                                          ----  ----  ----
    Assets:
       Other bond securities - certain hybrid securities   $368  $(58) $206
       Other bond securities - ML II interest                --    --   177
       Other invested assets                                100   194     5
                                                           ----  ----  ----
    Liabilities:
       Policyholder contract deposits                        15   (17)   (3)
       Notes payable - to affiliates, net                   (13)  (12)   --
                                                           ----  ----  ----
    Total gain                                             $470  $107  $385
                                                           ====  ====  ====

Interest income, dividend income and net unrealized gains (losses) on assets measured under the fair value option are recognized and included in net investment income in the Statements of Income. Interest on liabilities measured under the fair value option is recognized in other income in the Statements of Income.

See Note 4 herein for additional information about our policies for recognition, measurement, and disclosure of interest, dividend and other income.

FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

We measure the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans.

See Note 4 herein for additional information about how we test various asset classes for impairment.

The following table presents assets measured at fair value on a non-recurring basis at the time of impairment and the related impairment charges recorded during the periods presented:

                                   Assets at Fair Value      Impairment Charges
                               ----------------------------- ------------------
                                    Non-Recurring Basis       December 31,
                               ----------------------------- ------------------
    (in millions)              Level 1 Level 2 Level 3 Total 2014   2013  2012
    -------------              ------- ------- ------- ----- ----   ----  ----
    December 31, 2014
       Other invested assets     $--     $--    $  2   $  2   $2    $19   $--

    December 31, 2013
       Other invested assets     $--     $--    $435   $435

FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

..   Mortgage and other loans receivable: Fair values of loans on real estate and other loans receivable were estimated for disclosure purposes using discounted cash flow calculations based on discount rates that we believe market participants would use in determining the price that they would pay for such assets. For certain loans, our current incremental lending rates for similar types of loans are used as the discount rates, because we believe this rate approximates the rates market participants would use. The fair values of policy loans are generally estimated based on unpaid principal amount as of each reporting date or, in some cases, based on the present value of the loans using a discounted cash flow model. No consideration is given to credit risk because policy loans are effectively collateralized by the cash surrender value of the policies.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


..   Other invested assets: The majority of other invested assets that are not measured at fair value represent investments in hedge funds, private equity funds and other investment partnerships for which we use the equity method of accounting. The fair value of our investment in these funds is measured based on our share of the funds' reported net asset value.

..   Cash and short-term investments: The carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

..   Policyholder contract deposits associated with investment-type contracts:
    Fair values for policyholder contract deposits associated with investment-type contracts not accounted for at fair value were estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those of the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rate (if available) or current risk-free interest rate consistent with the currency in which the cash flows are denominated. To determine fair value, other factors include current policyholder account values and related surrender charges and other assumptions include expectations about policyholder behavior and an appropriate risk margin.

..   Notes Payable: Fair values of these obligations were estimated based on discounted cash flow calculations using a discount rate that is indicative of the current market for securities with similar risk characteristics.

The following table presents the carrying values and estimated fair values of our financial instruments not measured at fair value and indicates the level in the fair value hierarchy of the estimated fair value measurement based on the observability of the inputs used:

                                                 Estimated Fair Value
                                            ------------------------------- Carrying
(in millions)                               Level 1 Level 2 Level 3  Total   Value
-------------                               ------- ------- ------- ------- --------
December 31, 2014
Assets:
   Mortgage and other loans receivable       $ --   $   --  $12,614 $12,614 $11,812
   Other invested assets                       --       14       --      14      14
   Short-term investments                      --      823       --     823     823
   Cash                                       277       --       --     277     277
Liabilities:
   Policyholder contract deposits/(a)/         --      224   61,771  61,995  56,951
   Note payable - to affiliates, net/(b)/      --       --      363     363     367
   Note payable - to third parties, net        --       --      626     626     627
                                             ----   ------  ------- ------- -------
December 31, 2013
Assets:
   Mortgage and other loans receivable       $ --   $   75  $10,562 $10,637 $10,085
   Other invested assets                       --       22       --      22      22
   Short-term investments                      --    1,161       --   1,161   1,161
   Cash                                       202       --       --     202     202
Liabilities:
   Policyholder contract deposits/(a)/         --      185   59,505  59,690  55,476
   Note payable - to affiliates, net/(b)/      --       --       46      46      49
   Note payable - to third parties, net        --       --      377     377     378
                                             ----   ------  ------- ------- -------

(a)Excludes embedded policy derivatives which are carried at fair value on a recurring basis.
(b)Excludes notes for which the fair value option has been elected.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4. INVESTMENTS

Fixed Maturity and Equity Securities

Bonds held to maturity are carried at amortized cost when we have the ability and positive intent to hold these securities until maturity. When we do not have the ability or positive intent to hold bonds until maturity, these securities are classified as available for sale and are measured at fair value at our election. None of our fixed maturity securities met the criteria for held to maturity classification at December 31, 2014 or 2013.

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses from available for sale investments in fixed maturity and equity securities are reported as a separate component of accumulated other comprehensive income (AOCI), net of DAC, deferred sales inducements and deferred income taxes, in shareholder's equity. Realized and unrealized gains and losses from fixed maturity and equity securities that are measured at fair value under the fair value option are reflected in net investment income. Investments in fixed maturity and equity securities are recorded on a trade-date basis.

Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. For investments in certain RMBS, CMBS, CDO and ABS, (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For purchased credit impaired (PCI) securities, at acquisition, the difference between the undiscounted expected future cash flows and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over the securities' remaining lives on a level yield basis. Subsequently, effective yields recognized on PCI securities are recalculated and adjusted prospectively to reflect changes in the contractual benchmark interest rates on variable rate securities and any significant increases in undiscounted expected future cash flows arising due to reasons other than interest rate changes.

Other Bond Securities and Other Common and Preferred Stock

Securities for which we have elected the fair value option are carried at fair value and reported in other bond securities or other common and preferred stocks in the Balance Sheets. Changes in fair value of these assets are reported in net investment income. Interest income and dividend income on assets measured under the fair value option are recognized and included in net investment income.

See Note 3 for additional information on financial assets designated under the fair value option.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Securities Available for Sale

The following table presents the amortized cost or cost and fair value of our available for sale securities:

                                                                                                                 Other-Than-
                                                                      Amortized   Gross      Gross                Temporary
                                                                       Cost or  Unrealized Unrealized            Impairments
(in millions)                                                           Cost      Gains      Losses   Fair Value in AOCI/(a)/
-------------                                                         --------- ---------- ---------- ---------- -----------
December 31, 2014
Bonds available for sale:
   U.S. government and government sponsored entities                   $   333    $   63    $    (1)   $    395    $   --
   Obligations of states, municipalities and political subdivisions      2,699       325         (5)      3,019         2
   Non-U.S. governments                                                  2,782       167        (62)      2,887        --
   Corporate debt                                                       64,605     6,412       (642)     70,375        37
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             14,169     1,433       (144)     15,458       739
       CMBS                                                              4,226       488         (9)      4,705       232
       CDO/ABS                                                           5,745       197        (38)      5,904         6
                                                                       -------    ------    -------    --------    ------
   Total mortgage-backed, asset-backed and collateralized               24,140     2,118       (191)     26,067       977
                                                                       -------    ------    -------    --------    ------
Total bonds available for sale/(b)/                                     94,559     9,085       (901)    102,743     1,016
                                                                       -------    ------    -------    --------    ------
Equity securities available for sale:
   Common stock                                                              3         4         --           7        --
   Preferred stock                                                          16         3         --          19        --
                                                                       -------    ------    -------    --------    ------
Total equity securities available for sale                                  19         7         --          26        --
                                                                       -------    ------    -------    --------    ------
Investment in AIG                                                            9         3         (6)          6        --
                                                                       -------    ------    -------    --------    ------
Total                                                                  $94,587    $9,095    $  (907)   $102,775    $1,016
                                                                       =======    ======    =======    ========    ======
December 31, 2013
Bonds available for sale:
   U.S. government and government sponsored entities                   $   343    $   46    $   (15)   $    374    $   --
   Obligations of states, municipalities and political subdivisions      2,432        53       (156)      2,329         2
   Non-U.S. governments                                                  2,426        95       (174)      2,347        --
   Corporate debt                                                       66,412     4,459     (1,812)     69,059        44
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             13,975     1,223       (273)     14,925       657
       CMBS                                                              3,760       419        (63)      4,116       235
       CDO/ABS                                                           4,853       188        (43)      4,998        16
                                                                       -------    ------    -------    --------    ------
   Total mortgage-backed, asset-backed and collateralized               22,588     1,830       (379)     24,039       908
                                                                       -------    ------    -------    --------    ------
Total bonds available for sale/(b)/                                     94,201     6,483     (2,536)     98,148       954
                                                                       -------    ------    -------    --------    ------
Equity securities available for sale:
       Common stock                                                          5         2         --           7        --
       Preferred stock                                                      18         4         --          22        --
                                                                       -------    ------    -------    --------    ------
Total equity securities available for sale                                  23         6         --          29        --
                                                                       -------    ------    -------    --------    ------
Investment in AIG                                                            9         2         (6)          5        --
                                                                       -------    ------    -------    --------    ------
Total                                                                  $94,233    $6,491    $(2,542)   $ 98,182    $  954
                                                                       =======    ======    =======    ========    ======

(a)Represents the amount of other-than-temporary impairment losses recognized in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.
(b)At December 31, 2014 and 2013, bonds available for sale held by us that were below investment grade or not rated totaled $15.3 billion and $14.5 billion, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Securities Available for Sale in a Loss Position

The following table summarizes the fair value and gross unrealized losses on our available for sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                                    Less than 12 Months    12 Months or More           Total
-                                                  --------------------- --------------------- ---------------------
                                                                Gross                 Gross                 Gross
                                                              Unrealized            Unrealized            Unrealized
(in millions)                                      Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------                                      ---------- ---------- ---------- ---------- ---------- ----------
December 31, 2014
Bonds available for sale:
   U.S. government and government sponsored
     entities                                       $    --     $   --     $   24      $  1     $    24     $    1
   Obligations of states, municipalities and
     political subdivisions                              47          1        171         4         218          5
   Non-U.S. governments                                 357         14        607        48         964         62
   Corporate debt                                     5,476        247      6,447       395      11,923        642
   RMBS                                               1,664         42      1,879       102       3,543        144
   CMBS                                                  53         --        331         9         384          9
   CDO/ABS                                            1,742         16        399        22       2,141         38
                                                    -------     ------     ------      ----     -------     ------
Total bonds available for sale                        9,339        320      9,858       581      19,197        901
                                                    -------     ------     ------      ----     -------     ------
Investment in AIG                                        --         --          6         6           6          6
                                                    -------     ------     ------      ----     -------     ------
Total                                               $ 9,339     $  320     $9,864      $587     $19,203     $  907
                                                    =======     ======     ======      ====     =======     ======
December 31, 2013
Bonds available for sale:
   U.S. government and government sponsored
     entities                                       $    62     $   13     $    7      $  2     $    69     $   15
   Obligations of states, municipalities and
     political subdivisions                           1,553        136         97        20       1,650        156
   Non-U.S. governments                               1,049        104        312        70       1,361        174
   Corporate debt                                    20,214      1,368      3,119       444      23,333      1,812
   RMBS                                               3,788        186        712        87       4,500        273
   CMBS                                                 827         38        167        25         994         63
   CDO/ABS                                            1,016         18        373        25       1,389         43
                                                    -------     ------     ------      ----     -------     ------
Total bonds available for sale                       28,509      1,863      4,787       673      33,296      2,536
                                                    -------     ------     ------      ----     -------     ------
Investment in AIG                                        --         --          5         6           5          6
                                                    -------     ------     ------      ----     -------     ------
Total                                               $28,509     $1,863     $4,792      $679     $33,301     $2,542
                                                    =======     ======     ======      ====     =======     ======

As of December 31, 2014, we held 2,239 individual fixed maturity and equity securities that were in an unrealized loss position, of which 1,045 individual securities were in a continuous unrealized loss position for longer than 12 months. We did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2014, because we neither intend to sell the securities nor do we believe that it is more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines in value, we performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

Contractual Maturities of Fixed Maturity Securities Available for Sale

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity:

                                                  Total Fixed Maturity Securities Fixed Maturity Securities in a Loss
                                                     Available for Sale           Position Available for Sale
-                                                 ------------------------------- -----------------------------------
(in millions)                                     Amortized Cost    Fair Value    Amortized Cost      Fair Value
-------------                                     --------------    ----------    --------------      ----------
December 31, 2014
Due in one year or less                              $ 1,793         $  1,843        $    93           $    91
Due after one year through five years                 11,957           12,911          1,303             1,261
Due after five years through ten years                24,485           25,760          5,693             5,459
Due after ten years                                   32,184           36,162          6,750             6,318
Mortgage-backed, asset-backed and collateralized      24,140           26,067          6,259             6,068
                                                     -------         --------        -------           -------
Total                                                $94,559         $102,743        $20,098           $19,197
                                                     =======         ========        =======           =======

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Our investments at December 31, 2014 or 2013 did not include any investments in a single issuer that exceeded 10 percent of our shareholder's equity.

The following table presents the gross realized gains and gross realized losses from sales or maturities of our available for sale securities:

                                         Years Ended December 31,
                           -----------------------------------------------------
                                 2014              2013              2012
                           ----------------- ----------------- -----------------
                            Gross    Gross    Gross    Gross    Gross    Gross
                           Realized Realized Realized Realized Realized Realized
(in millions)               Gains    Losses   Gains    Losses   Gains    Losses
-------------              -------- -------- -------- -------- -------- --------
Fixed maturity securities    $259     $49     $1,863    $76     $1,598    $92
Equity securities               5      --         28     --         31      6
                             ----     ---     ------    ---     ------    ---
Total                        $264     $49     $1,891    $76     $1,629    $98
                             ====     ===     ======    ===     ======    ===

In 2014, 2013, and 2012, the aggregate fair value of available for sale fixed maturity and equity securities sold was $6.1 billion, $22.5 billion and $11.8 billion, respectively.

Other Securities Measured at Fair Value

The following table presents the fair value of other securities measured at fair value at our election of the fair value option:

                                                   December 31, 2014 December 31, 2013
                                                   ----------------  ----------------
                                                            Percent           Percent
                                                   Fair       of     Fair       of
(in millions)                                      Value     Total   Value     Total
-------------                                       ------  -------   ------  -------
U.S. government and government sponsored entities  $1,135      39%   $  903      30%
Mortgage-backed, asset-backed and collateralized:
   RMBS                                               384      13       332      11
   CMBS                                               153       5       156       5
   CDO/ABS                                          1,262      43     1,061      36
                                                    ------    ---     ------    ---
Total fixed maturities                              2,934     100     2,452      82
Other common and preferred stock                       --      --       538      18
                                                    ------    ---     ------    ---
Total                                              $2,934     100%   $2,990     100%
                                                    ======    ===     ======    ===

Other Invested Assets

The following table summarizes the carrying values of other invested assets:

                                                       December 31,
                                                       -------------
           (in millions)                                2014   2013
           -------------                               ------ ------
           Alternative investments/(a)/                $6,722 $7,047
           Investment real estate/(b)/                    346    443
           Federal Home Loan Bank (FHLB) common stock      14     22
                                                       ------ ------
           Total                                       $7,082 $7,512
                                                       ====== ======

(a)Includes hedge funds, private equity funds, affordable housing partnerships and other investment partnerships.
(b)Net of accumulated depreciation of $148 million and $181 million at December 31, 2014 and 2013, respectively.

Other Invested Assets Carried at Fair Value

Certain hedge funds, private equity funds, affordable housing partnerships and other investment partnerships for which we have elected the fair value option are reported at fair value with changes in fair value recognized in net investment income. Other investments in hedge funds, private equity funds, affordable housing partnerships and other investment partnerships in which AIG's insurance operations do not hold aggregate interests sufficient to exercise more than minor influence over the respective partnerships are reported at fair value with changes in fair value recognized as a component of accumulated other comprehensive income. These investments are subject to other-than-temporary impairment evaluations (see discussion below on evaluating equity investments for other-than-temporary impairment).

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The gross unrealized loss recorded in Accumulated other comprehensive income on such investments was $26 million and $8 million at December 31, 2014 and 2013, respectively, the majority of which pertains to investments in private equity funds and hedge funds that have been in continuous unrealized loss positions for less than 12 months.

Other Invested Assets - Equity Method Investments

We account for hedge funds, private equity funds, affordable housing partnerships and other investment partnerships using the equity method of accounting unless AIG's interest is so minor that AIG may have virtually no influence over partnership operating and financial policies, or we have elected the fair value option. Under the equity method of accounting, the carrying value generally is our share of the net asset value of the funds or the partnerships, and changes in our share of the net asset values are recorded in net investment income. In applying the equity method of accounting, we consistently use the most recently available financial information provided by the general partner or manager of each of these investments, which is one to three months prior to the end of our reporting period. The financial statements of these investees are generally audited annually.

Other Investments

Real estate is classified as held for investment or held for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Properties acquired through foreclosure and held for sale are carried at the lower of carrying amount or fair value less estimated costs to sell the property.

We are members of the FHLB of Dallas and such membership requires members to own stock in the FHLB. Our FHLB stock is carried at amortized cost, which approximates fair value, and is included in other invested assets.

Other invested assets also include mutual funds, which consist of seed money for mutual funds and investments in retail mutual funds used as investment vehicles for our variable annuity separate accounts, and are carried at market value.

Aircraft

Aircraft owned by the Aircraft Trusts were recorded at cost (adjusted for impairment charges), net of accumulated depreciation. Depreciation was generally computed on a straight-line to a residual value of approximately 15 percent of the cost of the asset over its estimated useful life of 25 years. Certain major additions and modifications to aircraft may have been capitalized. The residual value estimates were reviewed periodically to ensure continued appropriateness. Aircraft were periodically reviewed for impairment and impairment losses recorded when the estimate of undiscounted future cash flows expected to be generated by the aircraft was less than its carrying value. See Notes 9 for additional information.

Short-Term Investments

Short-term investments include interest-bearing money market funds, investment pools, and other investments with original maturities within one year from the date of purchase.

Net Investment Income

Net investment income represents income primarily from the following sources:

..   Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

..   Dividend income from common and preferred stock and distributions from other investments, including distributions from private equity funds and hedge funds that are not accounted for under the equity method.

..   Realized and unrealized gains and losses from investments in other securities and investments for which we elected the fair value option.

..   Earnings from private equity funds and hedge fund investments accounted for under the equity method.

..   Interest income on mortgage, policy and other loans.

The following table presents the components of net investment income:

                                                             Years Ended December 31,
                                                             ----------------------
(in millions)                                                 2014      2013    2012
-------------                                                ------    ------  ------
Fixed maturity securities, including short-term investments  $5,686    $5,275  $5,792
Equity securities                                               (51)      (20)     67
Interest on mortgage and other loans                            645       626     628
Investment real estate                                           61        79      73
Other invested assets                                           778       919     650
Securities lending                                                1         3       2
Other investments                                                69        52      12
                                                             ------    ------  ------
Total investment income                                       7,189     6,934   7,224
Investment expenses                                             247       242     223
                                                             ------    ------  ------
Net investment income                                        $6,942    $6,692  $7,001
                                                             ======    ======  ======

The carrying value of investments that produced no investment income during 2014 was $109 million, which is less than less than 0.1 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on our results of operations and financial position.

Net Realized Capital Gains and Losses

Net realized capital gains and losses are determined by specific identification. The net realized capital gains and losses are generated primarily from the following sources:

..   Sales of available for sale fixed maturity and equity securities, real estate, investments in private equity funds and hedge funds and other types of investments.

..   Reductions to the cost basis of available for sale fixed maturity and equity securities and certain other invested assets for other-than-temporary impairments.

..   Changes in fair value of derivatives except for those instruments that are designated as hedging instruments when the change in the fair value of the hedged item is not reported in net realized capital gains and losses.

..   Exchange gains and losses resulting from foreign currency transactions.

The following table presents the components of net realized capital gains (losses):

                                               Years Ended December 31,
                                               ---------------------
          (in millions)                         2014     2013    2012
          -------------                        -----    ------  ------
          Sales of fixed maturity securities   $ 210    $1,787  $1,506
          Sales of equity securities               5        28      25
          Mortgage and other loans               (46)      (57)     73
          Investment real estate                 116        73      12
          Other invested assets                   51         2     (12)
          Derivatives                           (432)      340    (509)
          Other                                  148       (30)    (45)
          Other-than-temporary impairments      (119)     (127)   (379)
                                               -----    ------  ------
          Net realized capital (losses) gains  $ (67)   $2,016  $  671
                                               =====    ======  ======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Evaluating Investments for Other-Than-Temporary Impairments

Fixed Maturity Securities

If we intend to sell a fixed maturity security or it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized capital losses. When assessing our intent to sell a fixed maturity security, or whether it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition our investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

For fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to realized capital losses. The estimated recovery value is the present value of cash flows expected to be collected, as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is recognized in unrealized appreciation (depreciation) of fixed maturity securities on which other-than-temporary credit impairments were taken (a component of accumulated other comprehensive income).

When estimating future cash flows for structured fixed maturity securities (e.g., RMBS, CMBS, CDO, ABS), management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

..   Current delinquency rates;

..   Expected default rates and the timing of such defaults;

..   Loss severity and the timing of any recovery; and

..   Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

Management considers severe price declines in its assessment of potential credit impairments. We may also modify model inputs when management determines that price movements in certain sectors are indicative of factors not captured by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that is not foreign exchange related, we prospectively accrete into earnings the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Credit Impairments

The following table presents a rollforward of the cumulative credit losses in other-than-temporary impairments recognized in earnings for available for sale fixed maturity securities:

                                                                                     Years Ended December 31,
                                                                                     ----------------------
(in millions)                                                                         2014     2013    2012
-------------                                                                        ------   ------  ------
Balance, beginning of year                                                           $1,585   $2,126  $2,775
   Increases due to:
       Credit impairments on new securities subject to impairment losses                 22       15      96
       Additional credit impairments on previously impaired securities                   40       31     194
   Reductions due to:
       Credit impaired securities fully disposed for which there was no prior
         intent or requirement to sell                                                 (153)    (184)   (520)
       Credit impaired securities for which there is a current intent or
         anticipated requirement to sell                                               (170)      --      --
       Accretion on securities previously impaired due to credit/*/                      --     (403)   (422)
   Other                                                                                 --       --       3
                                                                                     ------   ------  ------
Balance, end of year                                                                 $1,324   $1,585  $2,126
                                                                                     ======   ======  ======

* Represents both accretion recognized due to changes in cash flows expected to be collected over the remaining expected term of the credit impaired securities and the accretion due to the passage of time.

Equity Securities

We evaluate our available for sale equity securities, equity method and cost method investments for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

..   The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

..   A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

..   We have concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. In addition to the above criteria, management also considers circumstances of a rapid and severe market valuation decline (50 percent or more discounts to cost), in which we could not reasonably assert that the impairment period would be temporary (severity losses).

Other Invested Assets

Investments in private equity funds and hedge funds are evaluated for impairment in a manner similar to the evaluation of equity securities for impairments as discussed above. This evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these private equity funds and hedge funds and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, we compare expected investment cash flows to carrying value. When the expected cash flows are less than the carrying value, the investments are written down to fair value with a corresponding charge to earnings.

Purchased Credit Impaired Securities

We purchase certain RMBS securities that have experienced deterioration in credit quality since their issuance. We determined, based on our expectations as to the timing and amount of cash flows expected to be received, that it was

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

probable at the date of acquisition that we would not collect all contractually required payments for these PCI securities, including both principal and interest after considering the effects of prepayments. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security was determined based on our best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over their remaining lives on a level-yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. The accretable yield and the non-accretable difference will change over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, which are discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to our policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as an adjustment to the accretable yield.

The following table presents information on our PCI securities, which are included in bonds available for sale:

                                                               At Date of
     (in millions)                                             Acquisition
     -------------                                             -----------
     Contractually required payments (principal and interest)    $11,962
     Cash flows expected to be collected/*/                        9,700
     Recorded investment in acquired securities                    6,457

* Represents undiscounted expected cash flows, including both principal and interest

                                                 December 31,
                                                 -------------
                  (in millions)                   2014   2013
                  -------------                  ------ ------
                  Outstanding principal balance  $6,934 $5,805
                  Amortized cost                  5,020  3,969
                  Fair value                      5,473  4,397

The following table presents activity for the accretable yield on PCI securities:

                                                                                 Years Ended
                                                                                December 31,
                                                                               --------------
(in millions)                                                                   2014    2013
-------------                                                                  ------  ------
Balance, beginning of year                                                     $2,677  $1,734
   Newly purchased PCI securities                                                 545     826
   Disposals                                                                       --     (39)
   Accretion                                                                     (345)   (258)
   Effect of changes in interest rate indices                                    (226)    118
   Net reclassification from non-accretable difference, including effects of
     prepayments                                                                   10     296
                                                                               ------  ------
Balance, end of year                                                           $2,661  $2,677
                                                                               ======  ======

Pledged Investments

Secured Financing

We enter into secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which we transfer securities in exchange for cash, with an agreement by us to repurchase the same or substantially similar securities. In the majority of these repurchase agreements, the securities transferred by us may be sold or repledged by the counterparties. Repurchase agreements are recorded at their contracted repurchase amounts plus accrued interest.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


At December 31, 2013, our secured financing transactions also included those that involve the transfer of securities to financial institutions in exchange for cash or other liquid collateral. Securities transferred by us under these financing transactions may be sold or repledged by the counterparties. As collateral for the securities transferred by us, counterparties transfer assets to us, such as cash or high quality fixed maturity securities. Collateral levels are monitored daily and are generally maintained at an agreed-upon percentage of the fair value of the transferred securities during the life of the transactions. When we receive fixed maturity securities as collateral, we do not have the right to sell or repledge this collateral unless an event of default occurs by the counterparties. At the termination of the transactions, we and our counterparties are obligated to return the collateral provided and the securities transferred, respectively.

The following table presents the fair value of securities pledged to counterparties under secured financing transactions:

                                                 December 31,
                                                 -------------
                  (in millions)                   2014   2013
                  -------------                  ------ ------
                  Securities available for sale  $   -- $2,425
                  Other securities                1,135    903

Insurance - Statutory and Other Deposits

Total carrying values of cash and securities deposited by us under requirements of regulatory authorities were $72 million and $70 million at December 31, 2014 and 2013, respectively.

Other Pledges

We are members of FHLBs and such membership requires the members to own stock in these FHLBs. We owned an aggregate of $14 million and $22 million of stock in FHLBs at December 31, 2014 and 2013, respectively. To the extent we borrow from an FHLB, our ownership interest in the stock of the FHLB will be pledged to the FHLB. In addition, we have pledged securities with a fair value of $330 million and $67 million at December 31, 2014 and 2013, respectively, associated with advances from the FHLBs. The increase in pledged securities in 2014 primarily reflects securities pledged to the FHLB prior to obtaining advances, pursuant to our plan to facilitate the ability to obtain cash advances on a same-day basis up to an internally approved limit, to more effectively manage short-term liquidity. As a result, we had $312 million of available FHLB borrowing capacity at December 31, 2014.

5. LENDING ACTIVITIES

Mortgage and other loans receivable include commercial and residential mortgages, life insurance policy loans, commercial loans, and other loans and notes receivable. Commercial mortgages, commercial loans, and other loans and notes receivable are carried at unpaid principal balances less credit allowances and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Direct costs of originating commercial mortgages, commercial loans, and other loans and notes receivable, net of nonrefundable points and fees, are deferred and included in the carrying amount of the related receivables. The amount deferred is amortized to net investment income over the life of the related loan as an adjustment of the loan's yield using the interest method.

Life insurance policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the composition of mortgages and other loans receivable:

                                                              December 31,
                                                            ----------------
   (in millions)                                              2014     2013
   -------------                                            -------  -------
   Commercial mortgages/(a)/                                $ 9,441  $ 8,167
   Life insurance policy loans                                1,501    1,554
   Commercial loans, other loans and notes receivable/(b)/      964      503
                                                            -------  -------
   Total mortgage and other loans receivable                 11,906   10,224
   Allowance for losses                                         (94)    (139)
                                                            -------  -------
   Mortgage and other loans receivable, net                 $11,812  $10,085
                                                            =======  =======

(a)Commercial mortgages primarily represent loans for office, retail, apartments and industrial properties, with exposures in California and New York representing the largest geographic concentrations (both 15 percent at December 31, 2014 and 19 percent and 14 percent, respectively, at December 31, 2013).
(b)Amount at December 31, 2014 also includes $110 million of residential mortgages.

The following table presents the credit quality indicators for commercial mortgage loans:

                                          Number                                                              Percent
                                                                       Class
                                            of   -------------------------------------------------              of
(dollars in millions)                     Loans  Apartments Offices Retail Industrial Hotel Others Total/(c)/ Total $
---------------------                     ------ ---------- ------- ------ ---------- ----- ------ ---------  -------
December 31, 2014
Credit Quality Indicator:
   In good standing                        609     $1,541   $3,164  $1,852    $863    $958  $  833  $9,211       97%
   Restructured/(a)/                         9         --      159      10      --      --      --     169        2
   90 days or less delinquent                3         --       --      --      --      --      --      --       --
   >90 days delinquent or in process of
     foreclosure                             3         --       61      --      --      --      --      61        1
                                           ---     ------   ------  ------    ----    ----  ------  ------      ---
Total/(b)/                                 624     $1,541   $3,384  $1,862    $863    $958  $  833  $9,441      100%
                                           ===     ======   ======  ======    ====    ====  ======  ======      ===
Allowance for losses                               $    2   $   41  $   16    $  2    $  3  $    9  $   73        1%
                                                   ======   ======  ======    ====    ====  ======  ======      ===
December 31, 2013
Credit Quality Indicator:
   In good standing                        623     $1,347   $2,427  $1,626    $839    $771  $  952  $7,962       98%
   Restructured/(a)/                        11         13       90      --      --      --      84     187        2
   >90 days delinquent or in process of
     foreclosure                             2         --       --      18      --      --      --      18       --
                                           ---     ------   ------  ------    ----    ----  ------  ------      ---
Total/(b)/                                 636     $1,360   $2,517  $1,644    $839    $771  $1,036  $8,167      100%
                                           ===     ======   ======  ======    ====    ====  ======  ======      ===
Allowance for losses                               $    2   $   61  $    6    $  1    $  3  $   33  $  106        1%
                                                   ======   ======  ======    ====    ====  ======  ======      ===

(a)Includes loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.
(b)Does not reflect valuation allowances.
(c)Over 99 percent of the commercial mortgages held at such respective dates were current as to payments of principal and interest.

We hold mortgages with a carrying value of $71 million on certain properties that are owned by an affiliate, AIG Global Real Estate Investment Corporation, as of both December 31, 2014 and 2013.

Methodology Used to Estimate the Allowance for Losses

Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. Impairment of commercial mortgages is typically determined using the fair value of collateral while impairment of other loans is typically determined using the present value of cash flows or the loan's observable market price. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on the analysis of internal risk ratings and current loan values. Internal risk ratings are assigned based on the consideration of risk factors including past due status, debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property. These factors and the resulting risk ratings also provide a basis for determining the level of monitoring performed at both the individual loan and the portfolio level. When all or a portion of a commercial mortgage loan is deemed uncollectible, the uncollectible portion of the carrying value of the loan is charged off against the allowance. Interest income on impaired loans is recognized as cash is received. For impaired loans where it has been determined

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

that not all of the contractual principal due will be collected, any cash received is recorded as a reduction of the current carrying amount of the loan.

A significant majority of commercial mortgage loans in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for us to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

The following table presents a rollforward of the changes in the allowance for losses on mortgage and other loans receivable:

                                                  2014                   2013                   2012
                                         ---------------------  ---------------------  ---------------------
Years Ended December 31,                 Commercial Other       Commercial Other       Commercial Other
(in millions)                            Mortgages  Loans Total Mortgages  Loans Total Mortgages  Loans Total
-------------                            ---------- ----- ----- ---------- ----- ----- ---------- ----- -----
Allowance, beginning of year                $106    $ 33  $139     $ 68    $ 87  $155     $149     $84  $233
   Additions (reductions) to allowance       (17)     11    (6)      49      10    59      (74)     11   (63)
   Charge-offs, net of recoveries            (16)    (23)  (39)     (11)    (64)  (75)      (7)     (8)  (15)
                                            ----    ----  ----     ----    ----  ----     ----     ---  ----
Allowance, end of year                      $ 73    $ 21  $ 94     $106    $ 33  $139     $ 68     $87  $155
                                            ====    ====  ====     ====    ====  ====     ====     ===  ====

The following table presents information regarding impaired mortgage loans:

                                                         Years Ended
                                                        December 31,
                                                      ----------------
         (in millions)                                2014  2013  2012
         -------------                                ----  ----  ----
         Impaired loans with valuation allowances     $104  $137  $ 75
         Impaired loans without valuation allowances    --    --     7
                                                      ----  ----  ----
            Total impaired loans                       104   137    82
         Valuation allowances on impaired loans        (26)  (56)  (27)
                                                      ----  ----  ----
            Impaired loans, net                       $ 78  $ 81  $ 55
                                                      ====  ====  ====
                                                      $  5  $  7  $  4
         Interest income on impaired loans            ====  ====  ====

Troubled Debt Restructurings

We modify loans to optimize their returns and improve their collectability, among other things. When such a modification is undertaken with a borrower that is experiencing financial difficulty and the modification involves us granting a concession to the troubled debtor, the modification is deemed to be a troubled debt restructuring (TDR). We assess whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal forgiveness, payment deferrals and easing of loan covenants.

We held $139 million and $67 million of commercial mortgage loans that had been modified in a TDR at December 31, 2014 and 2013, respectively. We have no other loans that had been modified in a TDR. At December 31, 2014 and 2013, these commercial mortgage loans had related total allowances for credit losses of $13 million and $11 million, respectively. The commercial mortgage loans modified in a TDR are included among the restructured loans in the credit quality indicators table above, if they are performing according to the restructured terms.

6. REINSURANCE

In the ordinary course of business, we utilize internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. In addition, we assume reinsurance from other insurance companies. We generally limit our exposure to loss on any single life to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, we can increase our exposure to loss on any single life up to $15 million.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. The premiums with respect to these treaties are earned over the contract period in proportion to the protection provided.

The following table presents the effect of reinsurance on our premiums:

                                     Years Ended December 31,
                                     ----------------------
                   (in millions)      2014     2013    2012
                   -------------     ------   ------  ------
                   Direct premiums   $2,561   $2,661  $2,456
                   Assumed premiums      22       22      20
                   Ceded premiums      (917)    (900)   (860)
                                     ------   ------  ------
                   Net               $1,666   $1,783  $1,616
                                     ======   ======  ======

Reinsurance recoveries, which reduced Policyholder benefits, were approximately $641 million, $658 million and $694 million during 2014, 2013 and 2012, respectively.

The National Association of Insurance Commissioners (NAIC) Model Regulation "Valuation of Life Insurance Policies" (Regulation XXX) requires U.S. life insurers to establish additional statutory reserves for term life insurance policies with long-term premium guarantees and universal life policies with secondary guarantees (ULSGs). In addition, NAIC Actuarial Guideline 38 (Guideline AXXX) clarifies the application of Regulation XXX as to these guarantees, including certain ULSGs. We manage the capital impact of statutory reserve requirements under Regulation XXX and Guideline AXXX through intercompany reinsurance transactions. Regulation XXX and Guideline AXXX reserves related to new and in-force business (term and universal life) are ceded to our Parent, AGC Life, under a coinsurance/modified coinsurance agreement effective January 1, 2011. This agreement does not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting is applied.

The agreement between us and AGC Life also provides for an experience refund of all profits, less a reinsurance risk charge. The main impact of the agreement on our results of operations during 2014, 2013 and 2012 was a pre-tax expense of approximately $81 million, $73 million and $66 million, respectively, which represented the risk charge associated with the reinsurance agreement.

On October 1, 2003, we entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda, Ltd. (AIGB). Under the agreement, AIGB reinsured 100 percent quota share of our liability on virtually all of our general account deferred annuity contracts with issue dates on or after January 1, 2003. The agreement was amended on September 25, 2007 to terminate the agreement for new business as of July 1, 2007. Under the agreement, we retain the assets supporting the reserves ceded to AIGB. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied. The main impact of the agreement on our results of operations during 2014, 2013 and 2012 was pre-tax expense of approximately $2 million in each year, which represented the risk charge associated with the reinsurance agreement.

In 2003, we entered into two coinsurance/modified coinsurance agreements with AIGB. These agreements have an effective date of January 1, 2003. Under the agreements, AIGB reinsured a 100 percent quota share of our liability on selective level term products and universal life products issued by us. These agreements do not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting is applied. These agreements were amended to terminate for new business issued on and after August 1, 2009. Effective
July 1, 2013, we fully recaptured these agreements and simultaneously reinsured this in-force block to AGC Life, under the January 1, 2011 coinsurance/modified coinsurance agreement mentioned above. Management received approvals of the recapture and reinsurance transactions on our behalf and AGC Life from the Texas and Missouri Departments of Insurance, in July 2013, with July 1, 2013 effective dates. On the effective date of the recapture with AIGB and day one of the treaty with AGC Life, we recorded a net zero impact to pre-tax earnings. The agreements also provide for an experience refund of all profits, less a reinsurance risk charge. The main impact of the agreements on our results of operations during 2013 and 2012 was pre-tax expense of approximately $3 million and $4 million, respectively, representing the risk charge associated with the coinsurance agreement.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Our third-party reinsurance arrangements do not relieve us from our direct obligations to our beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded, to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. We believe that no exposure to a single reinsurer represents an inappropriate concentration of credit risk to the Company. Gross reinsurance assets with our three largest reinsurers aggregated to approximately $1.0 billion at both December 31, 2014 and 2013, of which approximately $198 million was secured by collateral at both December 31, 2014 and 2013.

7. DERIVATIVES AND HEDGE ACCOUNTING

We use derivatives and other financial instruments as part of our financial risk management programs and our investment operations. Interest rate and cross-currency swaps, swaptions, options and forward transactions are accounted for as derivatives, recorded on a trade-date basis and carried at fair value. See Note 3 for discussion of fair value measurements. Unrealized gains and losses are reflected in income, when appropriate. Aggregate asset or liability positions are netted on the Balance Sheets only to the extent permitted by qualifying master netting arrangements in place with each respective counterparty. Cash collateral posted with counterparties in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative liability, while cash collateral received in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative asset. We are exposed to potential credit-related losses in the event of nonperformance by counterparties to derivative instruments. The credit exposure related to our derivative financial instruments is limited to the fair value of contracts that are favorable to us at the reporting date less collateral received from that counterparty.

Derivatives, with the exception of bifurcated embedded derivatives, are reflected in the Balance Sheets in derivative assets, at fair value and derivative liabilities, at fair value. A bifurcated embedded derivative is measured at fair value and accounted for in the same manner as a free standing derivative contract. The corresponding host contract is accounted for according to the accounting guidance applicable to that instrument. A bifurcated embedded derivative is generally presented with the host contract. See Notes 3 and 11 for additional information on embedded policy derivatives.

Our interest rate contracts ,which include interest rate swaps, swaptions, futures and options, are used to economically hedge interest rate exposures associated with embedded derivatives contained in insurance contract liabilities and fixed maturity securities, as well as other interest rate sensitive assets and liabilities.

Foreign exchange derivatives (principally forwards and swaps) are used to economically mitigate risk associated with foreign currency-denominated transactions, primarily investments and GICs denominated in foreign currencies. Effective April 1, 2014, we reclassified cross-currency swaps from interest rate contracts to foreign exchange contracts. This change was applied prospectively.

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities. We purchase equity contracts, such as futures and call and put options, to economically hedge certain guarantees of specific equity index universal life and annuities and variable annuity products. Our exchange-traded index futures contracts have no recorded fair value as they are cash settled daily.

We believe our economic hedging instruments have been and remain economically effective, but for the most part they have not been designated as hedges receiving hedge accounting treatment. Changes in the fair value of derivatives not designated as hedges are reported within net realized capital gains and losses. Certain swaps associated with GIC liabilities and available for sale investments have been designated as fair value hedges. Changes in fair value hedges of GIC liabilities and available for sale securities are reported in net policyholder benefits, along with changes in the hedged item.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the notional amounts and fair values of our derivatives:

                                                            December 31, 2014                 December 31, 2013
                                                    --------------------------------  --------------------------------
                                                    Gross Derivative Gross Derivative Gross Derivative Gross Derivative
                                                         Assets        Liabilities         Assets        Liabilities
                                                    ---------------  ---------------  ---------------  ---------------
                                                    Notional  Fair   Notional  Fair   Notional  Fair   Notional  Fair
(in millions)                                        Amount   Value   Amount   Value   Amount   Value   Amount   Value
-------------                                       -------- ------  -------- ------  -------- ------  -------- ------
Derivatives designated as hedging instruments:
   Interest rate contracts                          $   243  $  172  $    --  $   --  $   161  $  105   $  133  $   15
   Foreign exchange contracts                           182      11       99      29       --      --       --      --
Derivatives not designated as hedging instruments:
   Interest rate contracts                           24,499     398    2,992     275    5,996     691    4,125     650
   Foreign exchange contracts                         2,654     512    2,068     410       --      --       --      --
   Equity contracts/(a)/                              5,481     108   35,433   1,216   26,497     282    5,039     403
   Other contracts/(b)/                              30,580      13       65       7   24,561      10       --      --
                                                    -------  ------  -------  ------  -------  ------   ------  ------
Total derivatives, gross                            $63,639   1,214  $40,657   1,937  $57,215   1,088   $9,297   1,068
                                                    -------  ------  -------  ------  -------  ------   ------  ------
Counterparty netting/(c)/                                      (198)            (198)            (108)            (108)
Cash collateral/(d)/                                           (287)             (14)            (378)             (23)
                                                             ------           ------           ------           ------
   Total derivatives, net                                       729            1,725              602              937
Less: Bifurcated embedded derivatives                            --            1,267               95              403
                                                             ------           ------           ------           ------
Total derivative on balance sheets                           $  729           $  458           $  507           $  534
                                                             ======           ======           ======           ======

(a)Includes bifurcated embedded policy derivatives, which are recorded in policyholder contract deposits.
(b)Consists primarily of contacts with multiple underlying exposures and stable value wrap contracts.
(c)Represents netting of derivative exposures covered by a qualifying master netting agreement.
(d)Represents cash collateral posted and received that is eligible for netting.

The following table presents gains (losses) from our derivatives recognized in the Statements of Income:

                                                                                Years Ended December 31,
                                                                                -----------------------
(in millions)                                                                    2014     2013    2012
-------------                                                                    -----   -----   -----
Net effect of derivative instruments in fair value hedging relationships:/(a)/
   Interest rate contracts                                                      $  (7)   $  (1)  $  --
   Foreign exchange contracts                                                      (4)      --      --
                                                                                 -----   -----   -----
Total                                                                           $ (11)   $  (1)  $  --
                                                                                 =====   =====   =====
Derivatives not designated as hedging instruments
By derivative type:
   Interest rate contracts                                                      $ 506    $(193)  $  13
   Foreign exchange contracts                                                     (33)      --     (48)
   Equity contracts/(b)/                                                         (880)     525    (206)
   Other contracts                                                                 57       39    (243)
                                                                                 -----   -----   -----
Total                                                                           $(350)   $ 371   $(484)
                                                                                 =====   =====   =====
By classification:
   Policy fees                                                                  $  62    $  --   $  --
   Net investment income                                                           --       39       4
   Net realized capital gains (losses)                                           (432)     340    (509)
   Policyholder benefits                                                           17       (5)     21
   Interest credited to policyholder account balances                              (8)      (4)     --
                                                                                 -----   -----   -----
Total                                                                           $(361)   $ 370   $(484)
                                                                                 =====   =====   =====

(a)The amounts presented do not include the periodic net coupon settlements of derivative contract or coupon income (expense) related to the hedged item.
(b)Includes embedded derivative gains (losses) of $(643) million, $972 million and $(105) million during 2014, 2013 and 2012, respectively.

8. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Deferred Policy Acquisition Costs

DAC represents those costs that are incremental and directly related to the successful acquisition of new or renewal of existing insurance contracts. We defer incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such deferred policy acquisition costs generally include agent or broker commissions and bonuses, premium taxes, and medical and inspection fees that would not have been incurred if the insurance

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. We partially defer costs, including certain commissions, when we do not believe that the entire cost is directly related to the acquisition or renewal of insurance contracts.

We also defer a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

Short-duration insurance contracts: Policy acquisition costs are deferred and amortized over the period in which the related premiums written are earned, generally 12 months. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is anticipated in assessing the recoverability of DAC. We assess the recoverability of DAC on an annual basis or more frequently if circumstances indicate an impairment may have occurred. This assessment is performed by comparing recorded net unearned premiums and anticipated investment income on in-force business to the sum of expected claims, claims adjustment expenses, unamortized DAC and maintenance costs. If the sum of these costs exceeds the amount of recorded net unearned premiums and anticipated investment income, the excess is recognized as an offset against the asset established for DAC. This offset is referred to as a premium deficiency charge. Increases in expected claims and claims adjustment expenses can have a significant impact on the likelihood and amount of a premium deficiency charge.

Long-duration insurance contracts: Policy acquisition costs for participating life, traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. The assumptions used to calculate the benefit liabilities and DAC for these traditional products are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. These "locked-in" assumptions include mortality, morbidity, persistency, maintenance expenses and investment returns, and include margins for adverse deviation to reflect uncertainty given that actual experience might deviate from these assumptions. A loss recognition event occurs when there is a shortfall between the carrying amounts of future policy benefit liabilities, net of DAC, and the amount the future policy benefit liabilities, net of DAC, would be when applying updated current assumptions. When we determine that a loss recognition event has occurred, we first reduce any DAC related to that block of business through amortization of acquisition expense, and after DAC is depleted, we record additional liabilities through a charge to policyholder benefits and claims incurred. Groupings for loss recognition testing are consistent with the manner of acquiring and servicing the business and applied by product groupings. We perform separate loss recognition tests for traditional life products, payout annuities and long-term care products. Once loss recognition has been recorded for a block of business, the old assumption set is replaced and the assumption set used for the loss recognition would then be subject to the lock-in principle.

Investment-oriented contracts: Policy acquisition costs and policy issuance costs related to universal life and investment-type products (collectively, investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits (EGPs) to be realized over the estimated lives of the contracts. EGPs include net investment income and spreads, net realized investment gains and losses, fees, surrender charges, expenses, and mortality and morbidity gains and losses. In each reporting period, current period amortization expense is adjusted to reflect actual gross profits. If EGPs change significantly, DAC is recalculated using the new assumptions, and any resulting adjustment is included in income (unlocking). If the new assumptions indicate that future EGPs are higher than previously estimated, DAC will be increased resulting in a decrease in amortization expense and increase in income in the current period; if future EGPs are lower than previously estimated, DAC will be decreased resulting in an increase in amortization expense and decrease in income in the current period. Unlocking of assumptions may result in acceleration of amortization in some products and deceleration of amortization in other products. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

To estimate future EGPs for variable annuity products, a long-term annual asset growth assumption is applied to determine the future growth in assets and related asset-based fees. In determining the asset growth rate, the effect of short-term fluctuations in the equity markets is partially mitigated through the use of a "reversion to the mean" methodology whereby short-term asset growth above or below long-term annual rate assumptions impact the growth assumption applied to the five-year period subsequent to the current balance sheet date. The reversion to the mean

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

methodology allows us to maintain our long-term growth assumptions, while also giving consideration to the effect of actual investment performance. When actual performance significantly deviates from the annual long-term growth assumption, as evidenced by growth assumptions in the five-year reversion to the mean period falling below a certain rate (floor) or above a certain rate
(cap) for a sustained period, judgment may be applied to revise or "unlock" the growth rate assumptions to be used for both the five-year reversion to the mean period as well as the long-term annual growth assumption applied to subsequent periods.

Shadow DAC and Shadow Loss Recognition: DAC held for investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on EGPs, with related changes recognized through other comprehensive income (shadow DAC). The adjustment is made at each balance sheet date, as if the securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. Similarly, for long-duration traditional insurance contracts, if the assets supporting the liabilities maintain a temporary net unrealized gain position at the balance sheet date, loss recognition testing assumptions are updated to exclude such gains from future cash flows by reflecting the impact of reinvestment rates on future yields. If a future loss is anticipated under this basis, any additional shortfall indicated by loss recognition tests is recognized as a reduction in accumulated other comprehensive income (shadow loss recognition). Similar to other loss recognition on long-duration insurance contracts, such shortfall is first reflected as a reduction in DAC and secondly as an increase in liabilities for future policy benefits. The change in these adjustments, net of tax, is included with the change in net unrealized appreciation of investments that is credited or charged directly to other comprehensive income.

Internal Replacements of Long-duration and Investment-Oriented Products: For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification does not substantially change the contract, we do not change the accounting and amortization of existing DAC and related reserves. If an internal replacement represents a substantial change, the original contract is considered to be extinguished and any related DAC or other policy balances are charged or credited to income, and any new deferrable costs associated with the replacement contract are deferred.

The following table presents a rollforward of DAC:

                                                                             Years Ended December 31,
-                                                                            ----------------------
(in millions)                                                                 2014     2013    2012
-------------                                                                ------   ------  ------
Balance, beginning of year                                                   $5,096   $4,158  $4,704
   Acquisition costs deferred                                                   877      790     584
   Accretion of interest/amortization                                          (660)    (581)   (592)
   Effect of unlocking assumptions used in estimating future gross profits       96      105      45
   Effect of realized gains/loss on securities                                  (45)     (37)    (85)
   Effect of unrealized gains/loss on securities                               (204)     661    (498)
   Other/*/                                                                     161       --      --
                                                                             ------   ------  ------
Balance, end of year                                                         $5,321   $5,096  $4,158
                                                                             ======   ======  ======

* The increase in the DAC asset, which principally reflected the impact of the change on periods prior to 2014, was substantially offset by a related increase in the unearned revenue reserves.

Value of Business Acquired (VOBA): VOBA is determined at the time of acquisition and is reported in the Balance Sheets with DAC. This value is based on the present value of future pre-tax profits discounted at yields applicable at the time of purchase. For participating life, traditional life and accident and health insurance products, VOBA is amortized over the life of the business in a manner similar to that for DAC based on the assumptions at purchase. For investment-oriented products, VOBA is amortized in relation to EGPs and adjusted for the effect of unrealized gains or losses on fixed maturity and equity securities available for sale in a manner similar to DAC.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents a rollforward of VOBA:

                                                                                Years Ended
                                                                               December 31,
-                                                                            ----------------
(in millions)                                                                2014  2013  2012
-------------                                                                ----  ----  ----
Balance, beginning of year                                                   $348  $339  $391
   Accretion of interest/amortization                                         (24)  (27)  (15)
   Effect of unlocking assumptions used in estimating future gross profits     13    10     5
   Effect of realized gains/loss on securities                                 (3)   (5)  (23)
   Effect of unrealized gains/loss on securities                              (12)   31   (19)
                                                                             ----  ----  ----
Balance, end of year                                                         $322  $348  $339
                                                                             ====  ====  ====

VOBA amortization, net of accretion of interest, expected to be recorded in each of the next five years is $30 million, $27 million, $25 million, $24 million and $23 million, respectively.

The following table presents a rollforward of deferred sales inducements:

                                                                                 Years Ended
                                                                                 December 31,
-                                                                            -------------------
(in millions)                                                                 2014   2013   2012
-------------                                                                -----  -----  -----
Balance, beginning of year                                                   $ 502  $ 354  $ 555
   Acquisition costs deferred                                                   33     62    112
   Accretion of interest/amortization                                         (114)  (109)  (140)
   Effect of unlocking assumptions used in estimating future gross profits      60     65     27
   Effect of realized gains/loss on securities                                 (12)   (13)    (1)
   Effect of unrealized gains/loss on securities                               (27)   143   (199)
                                                                             -----  -----  -----
Balance, end of year                                                         $ 442  $ 502  $ 354
                                                                             =====  =====  =====

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, Distribution Fee Revenue). We amortize these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

9. VARIABLE INTEREST ENTITIES

A variable interest entity (VIE) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights or do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

We enter into various arrangements with VIEs in the normal course of business and consolidate the VIEs when we determine we are the primary beneficiary. This analysis includes a review of the VIE's capital structure, related contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued and our involvement with the entity. When assessing the need to consolidate a VIE, we evaluate the design of the VIE as well as the related risks the variable interest holders are exposed to through the design of the entity.

For VIEs with attributes consistent with that of an investment company or a money market fund, the primary beneficiary is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

For all other VIEs, the primary beneficiary is the entity that has both (i) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance and (ii) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

conclusion depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE.

The following table presents the total assets and total liabilities associated with our variable interests in consolidated VIEs, as classified in the Balance
Sheets:

                                               Real
                                            Estate and                   Affordable
                                            Investment   Securitization   Housing
(in millions)                              Entities/(d)/    Vehicles    Partnerships Total
-------------                              ------------  -------------- ------------ ------
December 31, 2014
Assets:
   Bonds available for sale                    $--           $6,705         $ --     $6,705
   Mortgage and other loans receivable          --            1,753           --      1,753
   Other invested assets                         1               --          348        349
   Other/(a)/                                   --              481          171        652
                                               ---           ------         ----     ------
Total assets/(b)/                              $ 1           $8,939         $519     $9,459
                                               ===           ======         ====     ======
Liabilities:
   Notes payable - to affiliates, net          $--           $  660         $ --     $  660
   Notes payable - to third parties, net        --              488           10        498
   Other/(c)/                                   --               --           19         19
                                               ---           ------         ----     ------
Total liabilities                              $--           $1,148         $ 29     $1,177
                                               ===           ======         ====     ======
December 31, 2013
Assets:
   Bonds available for sale                    $--           $6,884         $ --     $6,884
   Mortgage and other loans receivable          --            1,015           --      1,015
   Other invested assets                         1               19          434        454
   Other/(a)/                                   --              936          176      1,112
                                               ---           ------         ----     ------
Total assets/(b)/                              $ 1           $8,854         $610     $9,465
                                               ===           ======         ====     ======
Liabilities:
   Notes payable - to affiliates, net          $--           $  237         $ --     $  237
   Notes payable - to third parties, net        --              346           --        346
   Other/(c)/                                   --              241           31        272
                                               ---           ------         ----     ------
Total liabilities                              $--           $  824         $ 31     $  855
                                               ===           ======         ====     ======

(a)Comprised primarily of short-term investments and other assets at both December 31, 2014 and 2013.
(b)The assets of each VIE can be used only to settle specific obligations of that VIE.
(c)Comprised primarily of amounts due to related parties and other liabilities and derivative liabilities, at fair value, at both December 31, 2014 and 2013.
(d)At December 31, 2014 and 2013, we had no significant off-balance sheet exposure associated with commitments to real estate and investment entities.

We calculate our maximum exposure to loss to be the amount invested in the debt or equity of the VIE and other commitments to the VIE. Interest holders in VIEs sponsored by us generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to us. In limited circumstances, AIG Parent has provided guarantees to certain VIE interest holders.

The following table presents total assets of unconsolidated VIEs in which we hold a variable interest, as well as our maximum exposure to loss associated with these VIEs:

                                                    Maximum Exposure to Loss
                                                  ----------------------------
                                           Total
                                            VIE   On-Balance Off-Balance
  (in millions)                            Assets  Sheet/*/     Sheet    Total
  -------------                            ------ ---------- ----------- -----
  December 31, 2014
     Real estate and investment entities   $4,180    $528        $85     $613
     Affordable housing partnerships        1,055     288         --      288
                                           ------    ----        ---     ----
  Total                                    $5,235    $816        $85     $901
                                           ======    ====        ===     ====
  December 31, 2013
     Real estate and investment entities   $4,130    $492        $50     $542
     Affordable housing partnerships        1,125     191         --      191
                                           ------    ----        ---     ----
  Total                                    $5,255    $683        $50     $733
                                           ======    ====        ===     ====

* At December 31, 2014 and 2013, $816 million and $683 million, respectively, of our total unconsolidated VIE assets were recorded as other invested assets.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Real Estate and Investment Entities and Affordable Housing Partnerships

We participate as a passive investor in the equity issued primarily by third party-managed hedge and private equity funds, and certain real estate entities managed by AIG Asset Management (US), LLC (AIG Investments), an affiliate, and in limited partnerships that develop and operate affordable housing qualifying for tax credits, that are VIEs. We are typically not involved in the design or establishment of these VIEs, nor do we actively participate in the management of the VIEs.

Securitization Vehicles

Aircraft Trusts

In 2003, AIG Parent created two VIEs, Castle 2003-1 Trust and Castle 2003-2 Trust (collectively, the Aircraft Trusts), for the purpose of acquiring, owning, leasing, maintaining, operating and selling aircraft. AGL and other AIG subsidiaries held beneficial interests in these entities, including passive investments in non-voting preferred equity and in debt issued by these entities. Debt of these entities is not an obligation of, or guaranteed by, AGL or by AIG Parent or any of AIG's subsidiaries. Effective June 30, 2014, AGL transferred its non-voting preferred equity interests in the Aircraft Trusts to AIG Parent though the distribution of a non-cash dividend and return of capital, which totaled $500 million. Prior to this distribution, AGL bore the obligation to absorb economic losses or receive economic benefits that could possibly be significant to the Aircraft Trusts and, as a result, we were deemed the primary beneficiary and fully consolidated the Aircraft Trusts. Subsequent to the distribution, AGL is no longer deemed the primary beneficiary of the Aircraft Trusts and, as a result, the accompanying financial statements exclude the financial position, operating results and cash flows of the Aircraft Trusts subsequent to the date of the distribution.

Ambrose

During 2013 and 2014, we entered into securitization transactions that involved the transfer of portfolios of our high grade corporate securities, along with a portfolio of structured securities acquired from AIG, to newly formed special purpose entities, Ambrose 2013-2 (Ambrose 2), Ambrose 2013-3 (Ambrose 3) Ambrose 2013-5 (Ambrose 5) and Ambrose 2014-6 (Ambrose 6) (collectively referred to as the Ambrose entities), which are VIEs. In each transaction, the Ambrose entities issued beneficial interests to us in consideration for the transferred securities. We own the majority of the beneficial interests issued by the Ambrose entities and we maintain the power to direct the activities of the VIEs that most significantly impact their economic performance and bear the obligation to absorb losses or receive benefits from the VIEs that could potentially be significant to the VIEs, accordingly, we consolidate the Ambrose entities.

See Note 17 for additional information on these securitization transactions.

Selkirk

During 2013 and 2014, we entered into securitization transactions in which portfolios of our commercial mortgage loans were transferred to special purpose entities, with us retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, we received beneficial interests in certain special purpose entities and cash proceeds from the securitized notes issued to third party investors by other special purpose entities. We determined that we control or we are the primary beneficiary of all of the special purpose entities in the securitization structures, and therefore we consolidate all of these entities, including those that are VIEs.

See Note 17 for additional information on these securitization transactions.

RMBS, CMBS, Other ABS and CDOs

We are passive investors in RMBS, CMBS, other ABS and CDOs, the majority of which are issued by domestic special purpose entities. We generally do not sponsor or transfer assets to, or act as the servicer to these asset backed

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

structures, and were not involved in the design of these entities. Our maximum exposure in these types of structures is limited to our investment in securities issued by these entities. Based on the nature of our investments and our passive involvement in these types of structures, we have determined that we are not the primary beneficiary of these entities.

We have not included these entities in the tables above, however, the fair values of our investments in these structures are reported in Note 3 and Note 4.

10.INSURANCE LIABILITIES

Future Policy Benefits

Future policy benefits primarily include reserves for traditional life and annuity payout contracts, which represent an estimate of the present value of future benefits less the present value of future net premiums. Included in future policy benefits are liabilities for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature.

Future policy benefits also include certain guaranteed benefits of variable annuity products that are not considered embedded derivatives, primarily guaranteed minimum death benefits. See Note 11 for additional information on guaranteed minimum death benefits.

The liability for long-duration future policy benefits has been established including assumptions for interest rates which vary by year of issuance and product, and range from approximately zero percent to 12.0 percent. Mortality and surrender rate assumptions are generally based on actual experience when the liability is established.

For universal life policies with secondary guarantees, we recognize a future policy benefit reserve, in addition to policyholder contract deposits, based on a benefit ratio of (a) the present value of total expected payments, in excess of the account value, over the life of the contract, divided by (b) the present value of total expected assessments over the life of the contract. For universal life policies without secondary guarantees, for which profits followed by losses are first expected after contract inception, we establish future policy benefit reserves, in addition to policyholder contract deposits, so that expected future losses are recognized in proportion to the emergence of profits in the earlier (profitable) years.

For long duration traditional business, a "lock-in" principle applies. The assumptions used to calculate the benefit liabilities and DAC are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. The assumptions include mortality, morbidity, persistency, maintenance expenses, and investment returns. These assumptions are typically consistent with pricing inputs. These assumptions include margins for adverse deviation in the event that actual experience might deviate from these assumptions.

A loss recognition event occurs if observed changes in actual experience or estimates result in projected future losses under loss recognition testing. To determine whether a loss recognition event has occurred, we determine whether a future loss is expected based on updated current assumptions. If a loss recognition event occurs, we recognize the loss by first reducing DAC through amortization expense, and, if DAC is depleted, record additional liabilities through a charge to policyholder benefit expense. See Note 8 for additional information on loss recognition.

Sales of investment securities in connection with a program to utilize capital loss carryforwards, as well as other investment sales with subsequent reinvestment at lower yields, triggered loss recognition expense primarily on certain long-term payout annuity contracts of $21 million, $886 million and $807 million, in 2014, 2013 and 2012, respectively. We also recorded loss recognition expense of $87 million in 2014 and $61 million in 2012 to increase reserves for certain long-term care business.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Policyholder Contract Deposits

The liability for policyholder contract deposits is recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest credited at rates ranging from 0.3 percent to 8.4 percent, less withdrawals and assessed fees). Deposits collected on investment-oriented products are not reflected as revenues, as they are recorded directly to policyholder contract deposits upon receipt. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenues.

In addition to liabilities for universal life, fixed annuities, fixed options with variable annuities, annuities without life contingencies, funding agreements and guaranteed investment contracts, policyholder contract deposits also include our liability for (i) certain guaranteed benefits and equity-indexed features accounted for as embedded derivatives at fair value,
(ii) annuities issued in a structured settlement arrangement with no life contingency and (iii) certain contracts we have elected to account for at fair value. In addition, certain GIC contracts contain embedded derivatives that are bifurcated and carried at fair value in policyholder contract deposits with the change in fair value recorded in policyholder benefits. See Note 3 for discussion of the fair value measurement of embedded policy derivatives and
Note 11 for additional discussions of guaranteed benefits accounted for as embedded derivatives.

Under a funding agreement-backed note issuance program, an unaffiliated, non-consolidated statutory trust issues medium-term notes to investors, which are secured by GICs issued to the trust by the Company. In 2014, a $450 million GIC was issued in conjunction with the funding agreement-backed notes program.

Policy Claims and Benefits Payable

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but not reported (IBNR) claims; and (ii) an estimate, based upon prior experience, for accident and health reported and IBNR losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

We are now taking enhanced measures to, among other things, routinely match policyholder records with the Social Security Administration Death Master File (SSDMF) to determine if insured parties, annuitants, or retained account holders have died and to locate beneficiaries when a claim is payable. If the beneficiary/account owner does not make contact with us within 120 days, we will conduct a "Thorough Search" to locate the beneficiary/account owner. A "Thorough Search" includes at least three attempts in writing to contact the beneficiary and if unsuccessful, at least one contact attempt using a phone number and/or email address in our records.

Other Policyholder Funds

Other policyholder funds include unearned revenue reserves (URR). URR consists of front-end loads on investment-oriented contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. URR for investment-oriented contracts are generally deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC. Amortization of URR is recorded in policy fees.

Other policyholder funds also include provisions for future dividends to participating policyholders, accrued in accordance with all applicable regulatory or contractual provisions. Participating policyholders are the policyholders who share in our earnings based on provisions within the policy contract. These dividends are declared annually by our Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. In addition, certain participating whole life insurance contracts are subject to unique participating policyholder dividend requirements that are imposed by state law. As such, we established an additional liability because it is required by statute to return 90 percent of the profits from the contracts to the policyholders in the form of policyholder dividends which will be paid in the future but are not yet payable. The profits used in the liability calculation consist of discrete components for operating income, realized

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

gains and losses and unrealized gains and losses pertaining to the policies and the assets supporting them. The impact of the unrealized gains and losses component is recorded through other comprehensive income.

Participating life business represented approximately 1.0 percent of the gross insurance in force at December 31, 2014 and 6.0 percent of gross premiums in 2014. Policyholder dividends were $28 million, $28 million and $35 million in 2014, 2013 and 2012, respectively, and are included in policyholder benefits in the Statements of Income.

Certain products are subject to experience adjustments. These include group life and group medical products, credit life contracts, accident and health insurance contracts/riders attached to life policies and, to a limited extent, reinsurance agreements with other direct insurers. Ultimate premiums from these contracts are estimated and recognized as revenue, and the unearned portions of the premiums recorded as liabilities. Experience adjustments vary according to the type of contract and the territory in which the policy is in force and are subject to local regulatory guidance.

11.VARIABLE LIFE AND ANNUITY CONTRACTS

We report variable contracts within the separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and the separate account meets additional accounting criteria to qualify for separate account treatment. The assets supporting the variable portion of variable annuity and variable universal life contracts that qualify for separate account treatment are carried at fair value and reported as separate account assets, with an equivalent summary total reported as separate account liabilities.

Policy values for variable products and investment contracts are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. The current liability at any time is the sum of the current unit value of all investment units in the separate accounts, plus any liabilities for guaranteed minimum death or guaranteed minimum withdrawal benefits included in future policy benefits or policyholder contract deposits, respectively.

Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Net investment income, net investment gains and losses, changes in fair value of assets, and policyholder account deposits and withdrawals related to separate accounts are excluded from the Statements of Income, Comprehensive Income and Cash Flows.

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include guaranteed minimum death benefits (GMDB) that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include guaranteed minimum income benefits (GMIB), guaranteed minimum withdrawal benefits (GMWB), and guaranteed minimum account value (GMAV). A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                           December 31,
                                          ---------------
                      (in millions)        2014    2013
                      -------------       ------- -------
                      Equity funds        $14,844 $15,084
                      Bond funds            4,380   4,517
                      Balanced funds       16,856  11,777
                      Money market funds      295     320
                                          ------- -------
                      Total               $36,375 $31,698
                                          ======= =======

GMDB and GMIB

Depending on the contract, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMIB guarantees a minimum level of periodic income payments upon annuitization. GMDB is our most widely offered benefit; our variable annuity contracts may also include GMIB to a lesser extent.

The liabilities for GMDB and GMIB, which are recorded in future policyholder benefits, represent the expected value of the guaranteed benefits in excess of the projected account value, with the excess recognized ratably over the accumulation period based on total expected assessments, through policyholder benefits. The net amount at risk for GMDB represents the amount of benefits in excess of account value if death claims were filed on all contracts on the balance sheet date.

The following table presents details concerning our GMDB exposures, by benefit type:

                                             December 31, 2014       December 31, 2013
                                          ----------------------- -----------------------
                                                         Highest                 Highest
                                           Net Deposits  Contract  Net Deposits  Contract
                                          Plus a Minimum  Value   Plus a Minimum  Value
(dollars in millions)                         Return     Attained     Return     Attained
---------------------                     -------------- -------- -------------- --------
Account value                                $25,715     $14,373     $20,108     $14,428
Net amount at risk                               586         496         635         620
Average attained age of contract holders          66          68          65          67
Range of guaranteed minimum return rates      0% -5%                  0% -5%

The following table presents a rollforward of the GMDB and GMIB liabilities related to variable annuity contracts:

                                                Years Ended
                                               December 31,
                                             ----------------
                 (in millions)               2014  2013  2012
                 -------------               ----  ----  ----
                 Balance, beginning of year  $378  $401  $439
                    Reserve increase           68    32    30
                    Benefits paid             (63)  (55)  (68)
                                             ----  ----  ----
                 Balance, end of year        $383  $378  $401
                                             ====  ====  ====

We regularly evaluate estimates used to determine the GMDB liability and adjust the additional liability balance, with a related charge or credit to policyholder benefits and losses incurred, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the reserve for GMDB at December 31, 2014:

..   Data used was up to 500 stochastically generated investment performance scenarios.

..   Mean investment performance assumption was 8.5 percent.

..   Volatility assumption was 16.0 percent.

..   Mortality was assumed to be 89.6 percent to 138.7 percent of the 2012 individual annuity mortality table.

..   Lapse rates vary by contract type and duration and range from zero percent to 37.0 percent.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

..   The discount rate ranged from 5.5 percent to 10.0 percent and is based on the growth rate assumptions for the underlying contracts in effect at the time of policy issuance.

GMWB and GMAV

Certain guaranteed benefit and equity index features, which are recorded in policyholder contract deposits, are bifurcated from the host contract and accounted for separately as embedded policy derivatives at fair value, with changes in fair value recognized in net realized capital gains (losses) in the Statements of Income. These include GMWB, GMAV as well as equity index annuities and equity index universal life contracts, which offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index.

Certain of our variable annuity contracts contain optional GMWB and, to a lesser extent, GMAV benefits, which are not currently offered. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living. With a GMAV benefit, the contract holder can monetize the excess of the guarantee amount over the account value of the contract, provided the contract holder persists until the maturity date.

The fair value of our GMWB and GMAV embedded policy derivatives was a net liability of $698 million and a net asset of $89 million at December 31, 2014 and 2013, respectively. We had account values subject to GMWB and GMAV that totaled $30.0 billion and $23.0 billion at December 31, 2014 and 2013, respectively. The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk for GMAV represents the present value of minimum guaranteed account value in excess of the current account balance, assuming no lapses. The net amount at risk related to these guarantees was $269 million and $51 million at December 31, 2014 and 2013, respectively. We use derivative instruments and other financial instruments to mitigate a portion of the exposure that arises from GMWB and GMAV benefits.

12.DEBT

Notes payable are carried at the principal amount borrowed, including unamortized discounts and fair value adjustments, when applicable, except for certain notes payable - to affiliates, for which we have elected the fair value option. The change in fair value of notes for which the fair value option has been elected is recorded in other income in the Statements of Income.

See Note 3 for discussion of fair value measurements.

The following table lists our total debt outstanding. The interest rates presented in the following table are the range of contractual rates in effect at December 31, 2014, including fixed and variable-rates:

                                                                                    Balance at
                                                                                    December 31,
                                                          Range of       Maturity   -----------
(in millions)                                          Interest Rate(s)   Date(s)     2014  2013
-------------                                          ----------------  ---------- ------  ----
Notes payable - to affiliates, net:
   Notes payable of consolidated VIEs                  0.00% - 10.00%    2040-2061  $  367  $ 26
   Notes payable of consolidated VIEs, at fair value   3.06% - 3.26%     2041-2060     291   211
   Debt of consolidated investments                                                     --    23
                                                                                    ------  ----
Total notes payable - to affiliates, net                                               658   260
                                                                                    ------  ----
Notes payable - to third parties, net:
   Notes payable of consolidated VIEs                  1.86% - 7.03%     2041-2060     470   346
   FHLB borrowings                                     0.50% - 0.54%          2015      32    32
   Debt of consolidated investments                    5.35% - 7.68%     2016-2038     125    --
                                                                                    ------  ----
Total notes payable - to third parties, net                                            627   378
                                                                                    ------  ----
Total notes payable                                                                 $1,285  $638
                                                                                    ======  ====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents maturities of long-term debt, including fair value adjustments, when applicable:

                                                                          Year Ending
December 31, 2014                                             -----------------------------------
(in millions)                                          Total  2015 2016 2017 2018 2019 Thereafter
-------------                                          ------ ---- ---- ---- ---- ---- ----------
Notes payable - to affiliates, net:
   Notes payable of consolidated VIEs                  $  367 $--  $--  $--  $--  $--    $  367
   Notes payable of consolidated VIEs, at fair value      291  --   --   --   --   --       291
   Debt of consolidated investments                        --  --   --   --   --   --        --
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable - to affiliates, net               $  658 $--  $--  $--  $--  $--    $  658
                                                       ------ ---  ---  ---  ---  ---    ------
Notes payable - to third parties, net:
   Notes payable of consolidated VIEs                     470  --   --   --   --   --       470
   FHLB borrowings                                         32  32   --   --   --   --        --
   Debt of consolidated investments                       125  --   --   --    7   --       118
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable - to third parties, net               627  32   --   --    7   --       588
                                                       ------ ---  ---  ---  ---  ---    ------
Total notes payable                                    $1,285 $32  $--  $--  $ 7  $--    $1,246
                                                       ====== ===  ===  ===  ===  ===    ======

FHLB Borrowings

Membership with the FHLB provides us with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity. When a cash advance is obtained, we are required to pledge certain mortgage-backed securities, government and agency securities, other qualifying assets and our ownership interest in the FHLB to secure advances obtained from the FHLB. Upon any event of default, the FHLB's recovery would generally be limited to the amount of our liability under advances borrowed.

See Note 4 for additional information.

13.COMMITMENTS AND CONTINGENCIES

Commitments

Leases

We have various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates.

The following table presents the future minimum lease payments under operating leases:

                        (in millions)
                        -------------
                        2015                        $ 30
                        2016                          26
                        2017                          20
                        2018                          14
                        2019                          11
                        Remaining years after 2019    32
                                                    ----
                        Total                       $133
                                                    ====

Rent expense was $29 million, $32 million and $33 million in 2014, 2013 and 2012, respectively.

Commitments to Fund Partnership Investments

We had commitments totaling $580 million and $526 million at December 31, 2014 and 2013, respectively, to provide funding to various limited partnerships. The commitments to invest in limited partnerships and other funds are called at the discretion of each fund, as needed and subject to the provisions of such fund's governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2014, $549 million are currently expected to expire by 2015.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Mortgage Loan Commitments

We have $651 million and $99 million in commitments related to commercial and residential mortgage loans, respectively, at December 31, 2014.

Other Commitments

SAAMCo is the investment advisor of SunAmerica Money Market Fund (the Fund), a series of the SunAmerica Money Market Funds, Inc., which seeks to maintain a stable $1.00 net asset value (NAV) per share. The Fund's market value NAV was negatively impacted by a loss in 2008 on an asset-backed security (Cheyne). SAAMCo has provided certain commitments to the Board of Directors of the Fund to contribute capital to maintain a minimum market value per share up to the amount of the security loss. Management has also committed that should the realized loss carryforward from Cheyne eventually expire, SAAMCo will reimburse the Fund to the extent of the expiration. SAAMCo has recorded a contingent liability of $1 million for expected future capital contributions as of December 31, 2014.

Contingencies

Legal Matters

Various lawsuits against us have arisen in the ordinary course of business. Except as discussed below, we believe it is unlikely that contingent liabilities arising from litigation, income taxes and other matters will have a material adverse effect on our financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. We estimate the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While we cannot predict the amount and timing of any future guaranty fund assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. We had accrued $12 million for these guaranty fund assessments at both December 31, 2014 and 2013, which was reported within other liabilities in the Balance Sheets.

Policyholder benefit expense in 2014 included an increase of approximately $104 million to the estimated reserves for incurred but not reported (IBNR) death claims. The $104 million reserve increase was in addition to amounts previously provided for IBNR claims in 2011 and 2012, which totaled $237 million. We are continuing our efforts to identify deceased insureds and their beneficiaries who have not presented a valid claim, pursuant to the 2012 resolution of a multi-state audit and market conduct examination. The 2014 increase in the IBNR reserve was related primarily to a legacy block of in-force and lapsed small face amount policies, for which the personal data elements to effect a match against the Social Security Death Master File are unavailable or incomplete, such as full legal name, date of birth or Social Security number. In the process of reviewing these policies as required under the terms of the regulatory agreement, we have refined estimates of the ultimate cost of these claims. We believe the reserves for such claims are adequate; however, there can be no assurance that the ultimate cost will not vary from the current estimate.

In addition, the state of West Virginia has two lawsuits pending against us relating to alleged violations of the West Virginia Uniform Unclaimed Property Act, in connection with policies issued by us and by American General Life and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Accident Insurance Company (AGLA, which merged into AGL on December 31, 2012). The State of West Virginia has also filed similar lawsuits against other insurers.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into our operations, practices and procedures, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving us, we believe it is not likely that these regulatory examinations or inquiries will have a material adverse effect on our consolidated financial position, results of operations or cash flows.

14.EQUITY

Accumulated Other Comprehensive Income

The following table presents the components of accumulated other comprehensive income:

                                                               December 31,
                                                             ----------------
  (in millions)                                                2014     2013
  -------------                                              -------  -------
  Fixed maturity and equity securities, available for sale:
     Gross unrealized gains                                  $ 9,096  $ 6,491
     Gross unrealized losses                                    (908)  (2,542)
  Net unrealized gains on other invested assests                 832      897
  Adjustments to DAC, VOBA and deferred sales inducements     (1,183)    (940)
  Shadow loss recognition                                       (872)     (10)
  Foreign currency translation adjustments                       (13)       3
  Deferred income tax                                         (1,026)  (1,168)
                                                             -------  -------
  Accumulated other comprehensive income                     $ 5,926  $ 2,731
                                                             =======  =======

The following table presents the other comprehensive income (loss) reclassification adjustments:

                                          Unrealized
                                         Appreciation
                                           of Fixed
                                           Maturity
                                         Investments
                                           on Which
                                         Other-Than-                 Adjustments
                                          Temporary     Unrealized     to DAC,
                                            Credit     Appreciation   VOBA, and                Foreign
                                         Impairments  (Depreciation)  Deferred    Insurance   Currency
                                             were      of All Other     Sales       Loss     Translation
(in millions)                             Recognized   Investments   Inducements Recognition Adjustments  Total
-------------                            ------------ -------------- ----------- ----------- ----------- -------
Year ended December 31, 2012
Unrealized change arising during period     $1,682       $ 1,787        $(817)     $(1,143)     $ (4)    $ 1,505
Less: Reclassification adjustments
  included in net income                       230        (1,356)        (101)        (807)       --      (2,034)
                                            ------       -------        -----      -------      ----     -------
Total other comprehensive income
  (loss), before income tax expense
  (benefit)                                  1,452         3,143         (716)        (336)       (4)      3,539
Less: Income tax expense (benefit)             545         1,015         (257)        (119)       (2)      1,182
                                            ------       -------        -----      -------      ----     -------
Total other comprehensive income
  (loss), net of income tax expense
  (benefit)                                 $  907       $ 2,128        $(459)     $  (217)     $ (2)    $ 2,357
                                            ======       =======        =====      =======      ====     =======
Year ended December 31, 2013
Unrealized change arising during period     $  461       $(6,597)       $ 885      $ 1,152      $ (9)    $(4,108)
Less: Reclassification adjustments
  included in net income                        92         1,726           50         (886)       --         982
                                            ------       -------        -----      -------      ----     -------
Total other comprehensive income
  (loss), before income tax expense
  (benefit)                                    369        (8,323)         835        2,038        (9)     (5,090)
Less: Income tax expense (benefit)             127        (3,058)         293          713        (3)     (1,928)
                                            ------       -------        -----      -------      ----     -------
Total other comprehensive income
  (loss), net of income tax expense
  (benefit)                                 $  242       $(5,265)       $ 542      $ 1,325      $ (6)    $(3,162)
                                            ======       =======        =====      =======      ====     =======
Year ended December 31, 2014
Unrealized change arising during period     $  130       $ 4,261        $(183)     $  (963)     $(17)    $ 3,228
Less: Reclassification adjustments
  included in net income                        52           163           60         (101)       --         174
                                            ------       -------        -----      -------      ----     -------
Total other comprehensive income
  (loss), before income tax expense
  (benefit)                                     78         4,098         (243)        (862)      (17)      3,054
Less: Income tax expense (benefit)              30           232          (91)        (306)       (6)       (141)
                                            ------       -------        -----      -------      ----     -------
Total other comprehensive income
  (loss), net of income tax expense
  (benefit)                                 $   48       $ 3,866        $(152)     $  (556)     $(11)    $ 3,195
                                            ======       =======        =====      =======      ====     =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the effect of the reclassification of significant items out of accumulated other comprehensive income on the respective line items in the Statements of Income:

                                                       Amount
                                                    Reclassified
                                                   from Accumulated
                                                       Other
                                                   Comprehensive
                                                       Income
                                                   ---------------
                                                    December 31,
                                                   ---------------  Affected Line Item in the
(in millions)                                       2014    2013    Statements of Income
-------------                                      -----   ------   -------------------------------------------------
Unrealized appreciation of fixed maturity
  investments on which other-than-temporary
  credit impairments were recognized               $  52   $   92   Net realized capital gains (losses)
Unrealized appreciation of all other investments     163    1,726   Net realized capital gains (losses)
Adjustments to DAC, VOBA and deferred sales
  inducements                                         60       50   Amortization of deferred policy acquisition costs
Shadow loss recognition                             (101)    (886)  Policyholder benefits
                                                   -----   ------
   Total reclassifications for the period          $ 174   $  982
                                                   =====   ======

Dividends

Dividends that we may pay to the Parent in any year without prior approval of the Texas Department of Insurance (TDI) are limited by statute. The maximum amount of dividends which can be paid over a rolling twelve-month period to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the TDI is limited to the greater of either 10 percent of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of our unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2015 without prior approval of the TDI is $1.9 billion. Dividend payments in excess of positive retained earnings were classified and reported as a return of capital.

Statutory Financial Data

We are required to file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, investment impairments are determined in accordance with statutory accounting practices, assets and liabilities are presented net of reinsurance, policyholder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted. In addition, state insurance regulatory authorities have the right to permit specific practices that deviate from prescribed statutory practices.

The following table presents our statutory net income and capital and surplus:

(in millions)                                              2014   2013    2012
-------------                                             ------ ------- ------
Years Ended December 31,
Statutory net income                                      $1,862 $ 3,431 $3,641
At December 31,
Statutory capital and surplus                              9,167  12,656
Aggregate minimum required statutory capital and surplus   2,184   2,624

15.BENEFIT PLANS

Effective January 1, 2002, our employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the U.S. Plans). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

We are jointly and severally responsible with AIG and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act (ERISA) qualified defined contribution plans and ERISA plans issued

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

by other AIG subsidiaries (the "ERISA Plans). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including us. Accordingly, we are contingently liable for such obligations. We believe that the likelihood of payment under any of these plans is remote. Accordingly, we have not established any liability for such contingencies.

16.INCOME TAXES

The following table presents the income tax expense (benefit) attributable to pre-tax income (loss):

            Years Ended December 31,
            (in millions)                        2014   2013   2012
            -------------                       ------ -----  -----
            Current                             $  401 $  95  $ (21)
            Deferred                               727  (543)  (601)
                                                ------ -----  -----
            Total income tax expense (benefit)  $1,128 $(448) $(622)
                                                ====== =====  =====

The U.S. statutory income tax rate is 35 percent for 2014, 2013 and 2012. Actual income tax (benefit) expense differs from the statutory U.S. federal amount computed by applying the federal income tax rate, due to the following:

  Years Ended December 31,
  (in millions)                                      2014     2013     2012
  -------------                                     ------  -------  -------
  U.S federal income tax expense at statutory rate  $1,055  $ 1,573  $   845
  Adjustments:
     Valuation allowance                                68   (1,999)  (1,457)
     State income tax                                   (1)       8       (2)
     Capital loss carryover write-off                   32       --       --
     Dividends received deduction                      (25)     (23)     (24)
     Other credits, taxes and settlements               (1)      (7)      16
                                                    ------  -------  -------
  Total income tax expense (benefit)                $1,128  $  (448) $  (622)
                                                    ======  =======  =======

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

The following table presents the components of the net deferred tax assets (liabilities):

Years Ended December 31,
(in millions)                                                                2014     2013
-------------                                                              -------  -------
Deferred tax assets:
   Excess capital losses and other tax carryovers                          $   258  $   568
   Basis differential of investments                                         1,865    2,043
   Policy reserves                                                           1,855    2,308
                                                                           -------  -------
Total deferred tax assets                                                    3,978    4,919
                                                                           -------  -------
Deferred tax liabilities:
   Deferred policy acquisition costs                                        (1,699)  (1,973)
   Net unrealized gains on debt and equity securities available for sale    (2,433)  (1,365)
   State deferred tax liabilities                                              (30)     (21)
   Capitalized EDP                                                             (44)     (33)
   Other                                                                       (27)     (26)
                                                                           -------  -------
Total deferred tax liabilities                                              (4,233)  (3,418)
                                                                           -------  -------
Net deferred tax (liability) asset before valuation allowance                 (255)   1,501
Valuation allowance                                                             --   (1,173)
                                                                           -------  -------
Net deferred tax (liability) asset                                         $  (255) $   328
                                                                           =======  =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents our tax losses and credit carryforwards on a tax return basis.

         December 31, 2014                         Tax     Expiration
         (in millions)                     Gross Effected   Periods
         -------------                     ----- -------- ------------
         Net operating loss carryforwards   $65    $ 23   2028 to 2032
         Foreign tax credit carryforwards    --      43   2015 to 2023
         Business credit carryforwards       --     192   2025 to 2033
                                                   ----
         Total carryforwards                       $258
                                                   ====

We are included in the consolidated federal income tax return of our ultimate parent, AIG Parent. Under the tax sharing agreement with AIG Parent, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, we will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

We calculate current and deferred state income taxes using the actual apportionment and statutory rates for states in which we are required to file on a separate basis. In states that have a unitary regime, AIG Parent accrues and pays the taxes owed and does not allocate the provision or cash settle the expense with the members of the unitary group. Unlike for federal income tax purposes, AIG does not have state tax sharing agreements. AIG has determined that because the unitary tax expense will never be borne by the subsidiaries, the state tax unitary liability is not included in this separate company expense.

Assessment of Deferred Tax Asset Valuation Allowance

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires us to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

Our framework for assessing the recoverability of deferred tax assets requires us to consider all available evidence, including:

..   the nature, frequency and severity of cumulative financial reporting losses in recent years;

..   the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

..   the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

..   prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets.

As a result of sales in the ordinary course of business to manage the investment portfolio and the application of prudent and feasible tax planning strategies in 2014, we determined that an additional portion of the capital loss carryforwards will more-likely-than-not be realized prior to their expiration. Accordingly, in 2014, we released $1.2 billion of our deferred tax asset valuation associated with the capital loss carryforwards, of which $68 million was recognized as a reduction to income and the remainder was allocated to other comprehensive income.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Accounting For Uncertainty in Income Taxes

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits:

                                                              Years Ended
                                                              December 31,
                                                              ------------
        (in millions)                                         2014   2013
        -------------                                         ----   ----
        Gross unrecognized tax benefits at beginning of year  $ 92   $85
           Increases in tax position for prior years            --     7
           Decreases in tax position for prior years           (55)   --
                                                              ----   ---
        Gross unrecognized tax benefits at end of year        $ 37   $92
                                                              ====   ===

We regularly evaluate proposed adjustments by taxing authorities. At
December 31, 2014, such proposed adjustments would not have resulted in a material change to our financial condition. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, we do not expect any change to be material to our financial condition.

At December 31, 2014 and 2013, our unrecognized tax benefits, excluding interest and penalties, were $27 million and $36 million, respectively. At December 31, 2014 and 2013, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $27 million for both years.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2014 and 2013, we had accrued $7 million and $16 million, respectively, for the payment of interest (net of the federal benefit) and penalties. In 2014, we recognized income of $10 million, while in 2013 and 2012, we recognized expense of $6 million and $11 million, respectively, of interest (net of the federal benefit) and penalties.

We are currently under IRS examination for the taxable year 2006. Although the final outcome of possible issues raised in any future examination is uncertain, we believe that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. Taxable years 2001 to 2013 remain subject to examination by major tax jurisdictions.

17.RELATED PARTY TRANSACTIONS

Events Related to AIG

AIG Parent is subject to regulation by the Board of Governors of the Federal Reserve System (the Federal Reserve) as a systemically important financial institution (SIFI) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act. AIG Parent was subject to regulation by the Federal Reserve as a savings and loan holding company as of March 31, 2014. The Federal Reserve approved AIG Parent's application to deregister as a savings and loan holding company effective April 4, 2014. AIG Parent will continue to be supervised by the Federal Reserve due to its designation by the Financial Stability Oversight Council as a non-bank SIFI.

On July 1, 2014, as a non-bank SIFI, AIG Parent submitted to its regulators its initial annual plan for rapid and orderly resolution in the event of material financial distress or failure, which must meet several specific standards, including requiring a detailed resolution strategy and analyses of material entities, organizational structure, interconnections and interdependencies, and management information systems, among other elements. The public section of the plan can be found on the websites of the Federal Reserve and the Federal Deposit Insurance Corporation. The Federal Reserve has yet to complete the regulatory framework that will be applicable to AIG Parent as a non-bank SIFI.

On July 18, 2013, the Financial Stability Board (consisting of representatives of national financial authorities of the G20 nations), in consultation with the International Association of Insurance Supervisors and national authorities, identified an initial list of Global Systemically Important Insurers, which included AIG Parent.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Additional information on AIG Parent is publicly available in AIG Parent's regulatory filings with the SEC, which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

Operating Agreements

Pursuant to a cost allocation agreement, we purchase administrative, investment management, accounting, marketing and data processing services from AIG Parent or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. We incurred approximately
$305 million, $297 million and $198 million for such services in 2014, 2013 and 2012, respectively. Accounts payable for such services were $240 million and $190 million at December 31, 2014 and 2013, respectively. We rent facilities and provide services on an allocated cost basis to various affiliates. We also provide shared services, including technology, to a number of AIG's life insurance subsidiaries. Effective January 1, 2013, we became the service provider for additional affiliated companies. We earned approximately
$813 million, $805 million and $282 million for such services and rent in 2014, 2013 and 2012, respectively. Accounts receivable for rent and services were $57 million and $91 million at December 31, 2014 and 2013, respectively.

We pay commissions and fees, including support fees to defray marketing and training costs, to affiliated broker-dealers for distributing our annuity products and mutual funds. Amounts incurred related to the broker-dealer services totaled $55 million, $50 million and $39 million in 2014, 2013 and 2012, respectively. These broker-dealers distribute a significant portion of our variable annuity products, representing approximately 6.0 percent,
7.0 percent and 8.0 percent of premiums received in 2014, 2013 and 2012, respectively. These broker-dealers also distribute a significant portion of our mutual funds, representing approximately 15.0 percent, 16.0 percent and
16.0 percent of sales in 2014, 2013 and 2012, respectively.

On February 1, 2004, SAAMCo entered into an administrative services agreement with our affiliate, The United States Life Insurance Company in the City of New York (USL) (as successor by merger of First SunAmerica Life Insurance Company
(FSA) with and into USL) whereby SAAMCo will pay to USL a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for USL's variable annuity products. Amounts we incurred under this agreement totaled $6 million, $4 million and $3 million in 2014, 2013 and 2012, respectively, and are included in other expenses in our Statements of Income.

On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by our affiliate, The Variable Annuity Life Insurance Company (VALIC), whereby the trusts pay SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement were $18 million, $17 million and $15 million in 2014, 2013 and 2012, respectively, and are net of certain administrative costs incurred by VALIC of $5 million in each of 2014 and 2013 and $4 million in 2012. The net amounts earned by SAAMCo are included in other revenue in our Statements of Income.

Notes of Affiliates

In 2011, we invested $300 million in a 5.57 percent Senior Promissory Note due September 30, 2014, issued by AIG Life Holdings, Inc. (AIGLH) (formerly known as SunAmerica Financial Group, Inc.). We received principal payments of $100 million in each of 2014, 2013 and 2012. As of September 30, 2014, AIGLH had paid all outstanding principal and interest on this loan, thereby extinguishing this note. We recognized interest income of $4 million, $10 million and $16 million on this note during 2014, 2013 and 2012, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Selkirk Transactions

During 2013 and 2014, we transferred portfolios of commercial mortgage loans to newly formed special purpose entities, Selkirk No. 1 Investments (SPV1) and Selkirk No. 3A Investments (SPV1A), respectively. The transactions involved securitizations of the transferred loans and we retained significant beneficial interests in the securitized loans. As consideration for the transferred loans, we received beneficial interests in loan-backed and structured securities (Notes) issued by other newly formed special purpose entities, equity interests in SPV1 and SPV1A, and cash proceeds of $230 million and $144 million from notes issued to third party investors and an affiliate by other special purpose entities, Selkirk No. 1 Limited and Selkirk No. 3 Limited, respectively. The consideration received had an aggregate fair value of $973 million for the SPV1 transaction and $624 million for the SPV1A transaction. AIG Investments services the securitized commercial mortgage loans on behalf of SPV1 and SPV1A.

We consolidate certain of the special purpose entities in the securitization structures, some of which are VIEs. See Note 9 for additional disclosures related to VIEs. As a result, certain of the Notes and our equity interests in SPV1 and SPV1A are eliminated in consolidation, while the securitized commercial mortgage loans remain on our Balance Sheets. On a consolidated basis, the net change in our Balance Sheets as a result of these transactions consisted of additional assets in the form of cash consideration received, which was subsequently invested, and the liabilities for notes payable to third party investors and to an affiliate, VALIC.

Lighthouse VI

During 2013, we, along with VALIC (collectively, the Insurers), executed three transactions in which a portfolio of securities (Transferred Portfolios) was, in each transaction, transferred into a newly established Common Trust Fund
(CTF) in exchange for proportionate interests in all assets within each CTF as evidenced by specific securities controlled by and included within our representative security account. In each transaction, a portion of our securities (Exchange Assets) were transferred into the representative security account of VALIC in exchange for other VALIC securities. Only the transfers of the Exchange Assets between the Insurers qualify for derecognition treatment under ASC 860, "Transfers and Servicing," and thus were the only assets derecognized in the transfer of the Transferred Portfolios into the CTFs. The securities we received for the transfers of the Exchange Assets were initially recognized at fair value and will subsequently be carried at accreted value, based on cash flow projections. We transferred securities with an aggregate fair value of $7.7 billion into the CTFs for all three transactions and recognized gains totaling $250 million on the transfer of the Exchange Assets. AIG Investments manages the portfolio of assets included in the CTFs.

Ambrose Transactions

During 2013 and 2014, we acquired certain financial assets from AIG Parent and subsequently entered into four related securitization transactions with certain affiliates and third parties to enhance our statutory risk-based capital ratio, liquidity and net investment income. The financial assets acquired from AIG Parent in each transaction consisted of a structured security backed by a portfolio of structured securities (Repack Note) and were exchanged for an intraday Demand Note, which was subsequently extinguished. In each securitization transaction, we transferred a portfolio of high grade corporate securities and the Repack Note to one of the newly formed special purpose entities; Ambrose 2, Ambrose 3, Ambrose 5 and Ambrose 6 (the Ambrose entities). As consideration for the transferred securities, we received beneficial interests in three tranches of structured securities (Class A1, B, C and X) issued by each Ambrose entity. The Class A1, B and C Notes were designed to closely replicate the interest and principal amortization payments of the transferred securities. The Class X notes were subsequently transferred to AIG in exchange for cancellation of the Demand Notes described above, which resulted in capital contributions to us. Each Ambrose entity also issued a tranche of Class A2 notes to third party investors. Ambrose 6 also issued
Class A1, B and C notes to an affiliate, VALIC, as consideration for similar transferred financial assets.

Capital commitments from a non-U.S. subsidiary of AIG Parent, which are guaranteed by AIG Parent, were received by Ambrose 2, Ambrose 3, Ambrose 5 and Ambrose 6 in the amount of $300 million, $300 million, $400 million and $200 million, respectively, pursuant to which the promissor will contribute funds to the respective Ambrose entity upon demand. AIG Parent indirectly bears the first loss position in each transaction through its ownership of the Class X

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

notes and its guarantee of the capital commitments. AIG Investments manages the portfolio of assets on behalf of each Ambrose entity.

Each of the Ambrose entities is a VIE and we consolidate all of the Ambrose entities. See Note 9 for additional disclosures related to VIEs. The Class A1, Class B and Class C structured securities we received are eliminated in consolidation. The notes issued by the Ambrose entities that are held by AIG Parent, third parties and an affiliate are classified as notes payable. The Ambrose entities each elected the fair value option for their Class X notes payable. On a consolidated basis, the Ambrose transactions resulted in an increase in our assets (Repack Note and cash), liabilities (notes payable) and AGL shareholder's equity (capital contribution from AIG Parent).

The following table presents the details of the Ambrose transactions:

(in millions)                                              Ambrose 2        Ambrose 3      Ambrose 5        Ambrose 6
-------------                                          ----------------- --------------- -------------- -----------------
Date of transaction                                     February 6, 2013  April 10, 2013  July 25, 2013  October 10, 2014
Combined carrying value of transferred securities and
  Repack Note                                          $           1,985 $         2,117 $        2,618 $             292
Fair value of Class A1 and Class B notes received                  1,933           2,069          2,413               328
Fair value of Class X notes received                                  67              58             83                40

American Home and National Union Guarantees

American Home Assurance Company (American Home) and National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), indirect wholly owned subsidiaries of AIG Parent, have terminated the General Guarantee Agreements (the Guarantees) with respect to our prospectively issued policies and contracts. The Guarantees terminated on December 29, 2006 (Point of Termination). Pursuant to their terms, the Guarantees do not apply to any group or individual policy, contract or certificate issued after the Point of Termination. The Guarantees will continue to cover policies, contracts and certificates with issue dates earlier than the Point of Termination until all insurance obligations under such policies, contracts and certificates are satisfied in full. American Home's and National Union's audited statutory financial statements are filed with the SEC in our registration statements for the variable products that we issued prior to the Point of Termination.

Capital Maintenance Agreement

In March 2011, we entered into a Capital Maintenance Agreement (CMA) with AIG Parent. Among other things, the CMA provided that AIG Parent would maintain our statutory-basis total adjusted capital at or above a specified minimum percentage of our projected Company Action Level Risk-Based Capital. AIG Parent did not make any capital contributions to us under the CMA in the three years ended December 31, 2014. As a result of managing capital through internal AIG Board-approved policies and guidelines, we and AIG agreed to terminate the CMA effective October 31, 2014.

Financing Agreements

On June 1, 2009, we amended and restated a short-term financing arrangement with SAFG Retirement Services, Inc. (SAFGRS), whereby we had the right to borrow up to $500 million from SAFGRS. There was no outstanding balance under this agreement at December 31, 2014 or 2013. This agreement was terminated as of December 31, 2014.

On June 1, 2009, we amended and restated a short-term financing arrangement with SAFGRS, whereby SAFGRS had the right to borrow up to $500 million from us. There was no outstanding balance under this arrangement at December 31, 2014 or 2013. This agreement was terminated as of December 31, 2014.

On September 15, 2006, we amended and restated a short-term financial arrangement with SA Affordable Housing, LLC (SAAH LLC), whereby SAAH LLC had the right to borrow up to $200 million from us. There was no outstanding

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

balance under this agreement at December 31, 2014 or 2013. This agreement was terminated as of December 31, 2014.

GIC Assumption

In 2011, we entered into three assignment and assumption agreements with AIGMFC, certain bank trustees, and three unaffiliated bond issuers (the Issuers), pursuant to which we assumed all of AIGMFC's obligations under certain GIC agreements previously entered into between AIGMFC and the bank trustees which related to certain bond obligations of the Issuers. As part of this assignment and assumption, we received from AIGMFC amounts that represented the then-outstanding principal amount of investments under the referenced GIC agreements, plus related accrued but unpaid interest. We also entered into a swap with AIG Markets, Inc. (AIG Markets) in connection with each of these transactions, which, among other things, provides a fee to us for assuming the obligations under the GIC agreements and economically hedges our interest rate risk associated with the assumed GICs. Obligations of AIG Markets under the swaps are guaranteed by AIG Parent.

Other

We engage in structured settlement transactions, certain of which involve affiliated property and casualty insurers that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life-contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity (SPIA) issued by us for the ultimate benefit of the claimant. The portion of our liabilities related to structured settlements involving life contingencies is reported in future policy benefits, while the portion not involving life contingencies is reported in policyholder contract deposits. In certain structured settlement arrangements, the property and casualty insurance company remains contingently liable for the payments to the claimant. We had liabilities of $1.4 billion at both December 31, 2014 and 2013 related to SPIAs issued by us in conjunction with structured settlement transactions involving affiliated property and casualty insurers where those members remained contingently liable for the payments to the claimant. In addition, we had liabilities for the structured settlement transactions where the affiliated property and casualty insurers were no longer contingently liable for the payments to the claimant.

During 2014, we entered into a Share Purchase Agreement with AIG Parent by which we sold all of our interests in The People's Insurance Company (Group) of China Limited (PICC Group) to AIG Parent at fair market value, based on the closing price of the PICC Group shares as quoted on the Hong Kong Stock Exchange on August 13, 2014. The transaction closed on August 15, 2014 and we received $484 million as consideration for the sale.

18. SUBSEQUENT EVENTS

We have evaluated subsequent events through April 27, 2015.

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are included in Part B of this Registration
Statement:


      - Audited Financial Statements of Variable Annuity Account Seven of American General Life Insurance Company for the year ended December 31, 2014.

      - Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2014, 2013 and 2012.



(b) Exhibits



(1)      Resolutions Establishing Separate Account....................................................... 3
(2)      Custody Agreements.............................................................................. Not Applicable
(3)      (a)  Distribution Contract...................................................................... 4
         (b)  Selling Agreement.......................................................................... 9
(4)      (a)  Variable Annuity Contract.................................................................. 4
         (b)  Variable Annuity Certificate............................................................... 4
         (c)  Tax Sheltered Annuity (403(b)) Endorsement................................................. 4
         (d)  Optional Income Benefit Endorsement........................................................ 6
(5)      (a)  Application for Contract................................................................... 4
         (b)  Merger Endorsement......................................................................... 9
(6)      Corporate Documents of Depositor
         (a)  Amended and Restated Articles of Incorporation of American General Life Insurance
              Company, effective December 31, 1991....................................................... 1
         (b)  Amendment to the Amended and Restated Articles of Incorporation of American General Life
              Insurance Company, effective July 13, 1995................................................. 2
         (c)  By-Laws of American General Life Insurance Company, restated as of June 8, 2005............ 5
(7)      Reinsurance Contract............................................................................ Not Applicable
(8)      Material Contracts
         (a)  Anchor Series Trust Fund Participation Agreement........................................... 8
         (b)  SunAmerica Series Trust Fund Participation Agreement....................................... 8
         (c)  Letters of Consent to the Assignment of the Fund Participation Agreement................... 9
(9)      Opinion of Counsel and Consent of Depositor..................................................... 10
(10)     Consent......................................................................................... Filed Herewith
(11)     Financial Statements Omitted from Item 23....................................................... Not Applicable
(12)     Initial Capitalization Agreement................................................................ Not Applicable
(13)     Other
         (a)  Power of Attorney -- American General Life Insurance Company Directors..................... 12
         (b)  Notice of Termination of Support Agreement................................................. 7
         (c)  Amended and Restated Unconditional Capital Maintenance Agreement between American
              International Group, Inc. and American General Life Insurance Company...................... 11
         (d)  Specimen Agreement and Plan of Merger...................................................... 9
         (e)  CMA Termination Agreement.................................................................. Filed Herewith


--------
1 Incorporated by reference to Initial Registration Statement, File No.
  033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

2 Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6
  Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.

3 Incorporated by reference to Initial Registration Statement, File Nos.
  333-63511 and 811-09003, filed on September 16, 1998, Accession No. 0000950148-98-002194.

4 Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No.
  3, File Nos. 333-63511 and 811-09003, filed on December 7, 1998, Accession No. 0000950148-98-002682.

5 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.

6 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
  2, File Nos. 333-137862 and 811-09003, filed on April 25, 2007, Accession
  No. 0000950148-07-000088.

7 Incorporated by reference to Post-Effective Amendment No. 17 and Amendment
  No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011,
  Accession No. 0000950123-11-040070.

8 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
  5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.

9 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.

10 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185794 and 811-09003, filed on January 2, 2013, Accession No. 0000950123-12-014453.


11 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-185778 and 811-03859 filed on April 30, 2014, Accession No. 0000950123-14-004617.



12 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment
  No. 4, File Nos. 333-185778 and 811-03859, filed on April 28, 2015.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Robert S. Schimek(5)                               Director, Chairman, President
Kevin T. Hogan(5)                                  Director, Chief Executive Officer
Jana W. Greer(3)                                   Director, President, Individual Retirement
Jonathan J. Novak(2)                               Director, President, Institutional Markets
Curtis W. Olson(1)                                 Director, President, Group Benefits
Mary Jane B. Fortin                                Director, Executive Vice President, Chief Financial Officer and
                                                   Vice Chairman
Thomas J. Diemer                                   Director, Senior Vice President and Chief Risk Officer
Deborah A. Gero(2)                                 Director, Senior Vice President and Chief Investment Officer
Stephen A. Maginn(2)                               Director, Senior Vice President and Chief Distribution Officer
Jeffrey M. Farber(5)                               Director
John Q. Doyle(5)                                   Director
Charles S. Shamieh(5)                              Director, President, Life, Disability and Health
Robert J. Scheinerman                              Executive Vice President, Individual Retirement
Jesus C. Zaragoza                                  Senior Vice President and Life Controller
Michael P. Harwood                                 Director, Senior Vice President, Chief Actuary and Corporate
                                                   Illustration Actuary
Randall W. Epright                                 Senior Vice President and Chief Information Officer
Christine A. Nixon(2)                              Senior Vice President and Chief Legal Officer
Tim W. Still                                       Senior Vice President and Chief Operations Officer
Yoav Tamir(3)                                      Senior Vice President, Market Risk Management
Kyle L. Jennings                                   Senior Vice President and Chief Compliance Officer
Sai P. Raman(6)                                    Senior Vice President, Institutional Markets
Craig A. Buck(10)                                  Senior Vice President, Capital Management
Timothy M. Heslin                                  Senior Vice President, Head of Global Life Sciences
Rodney E. Rishel                                   Senior Vice President, Head of US Life and Disability
David S. Jorgensen                                 Vice President and Controller
Gloria Beissinger                                  Vice President and Treasurer
Charles E. Beam(4)                                 Vice President and Assistant Controller
Jim A. Coppedge                                    Vice President and Assistant Secretary
Mallary L. Reznik(2)                               Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                                Vice President and Secretary
John B. Deremo(4)                                  Vice President, Distribution
Gavin D. Friedman(2)                               Vice President and Litigation Officer
Leo W. Grace                                       Vice President, Product Filing
Tracey E. Harris                                   Vice President, Product Filing
T. Clay Spires                                     Vice President and Tax Officer
Michael E. Treske(3)                               Vice President, Distribution
Frank Kophamel                                     Vice President and Appointed Actuary
Katherine L. Stoner                                Vice President, 38a-1 Compliance Officer
Christina M. Haley(3)                              Vice President
Marla S. Campagna(7)                               Vice President
Mary M. Newitt(3)                                  Vice President
Manda Ghaferi(2)                                   Vice President
Keith C. Honig(7)                                  Vice President
Stewart P. Polakov(3)                              Vice President
Douglas S. Tymins(7)                               Vice President
Jennifer P. Powell                                 Anti-Money Laundering and Office of Foreign Asset Control Officer
David J. Kumatz(4)                                 Assistant Secretary
Virginia N. Puzon(2)                               Assistant Secretary





NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Cris Thomas                                        Assistant Secretary
Rosemary Foster                                    Assistant Secretary
Barry A. Hopkins(4)                                Assistant Tax Officer
Grace D. Harvey                                    Illustration Actuary
Laszlo Kulin(9)                                    Investment Tax Officer
Alireza Vaseghi(9)                                 Managing Director and Chief Operating Officer, Institutional
                                                   Markets
Melissa H. Cozart                                  Privacy Officer


(1)   3600 Route 66, Neptune, NJ 07753

(2)   1999 Avenue of the Stars, Los Angeles, CA 90067

(3)   21650 Oxnard Street, Woodland Hills, CA 91367

(4)   2000 American General Way, Brentwood, TN 37027

(5)   175 Water Street, New York, NY 10038

(6)   50 Danbury Road, Wilton, CT 06897

(7)   777 S. Figueroa Street, Los Angeles, CA 90017

(8)   1690 New Britain Avenue, Farmington, CT 06032

(9)   80 Pine Street, New York, NY 10005


(10)  1650 Market Street, Philadelphia, PA 19139



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of American General Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No.
0000005272-15-000002, filed on February 20, 2015. Exhibit 21 is incorporated herein by reference.



ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 1, 2015, the number of Polaris Plus contracts funded by Variable Annuity Account Seven was 62, of which 62 were qualified contracts and 0 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:

     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A



(b)  Directors, Officers and principal place of business:



OFFICER/DIRECTORS*                                     POSITION
-------------------------- ----------------------------------------------------------------
   Peter A. Harbeck        Director
   James T. Nichols        Director, President and Chief Executive Officer
   Rebecca Snider          Chief Compliance Officer
   Frank Curran            Vice President, Controller, Financial Operation Officer, Chief
                           Financial Officer and Treasurer
   Stephen A. Maginn(2)    Director, Senior Vice President
   Michael E. Treske(1)    Chief Distribution Officer, Mutual Funds and Variable Annuities
   John T. Genoy           Vice President
   Mallary L. Reznik(2)    Vice President
   Christine A. Nixon(2)   Secretary
   Virginia N. Puzon(2)    Assistant Secretary


      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311.

     (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.

     (2) Principal business address is 1999 Avenue of the Stars, Los Angeles, CA 90067-6121.

(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER THE CONTRACTS PURSUANT TO SECTION 26(F)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

American General Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American General Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Seven, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 27th day of April, 2015.



                                       VARIABLE ANNUITY ACCOUNT SEVEN
                                       (Registrant)


                                       BY:  AMERICAN GENERAL LIFE INSURANCE
                                       COMPANY
                                          (On behalf of the Registrant and
                                       itself)


                                       BY: /s/  MARY JANE B. FORTIN
                                          -------------------------------------
                                          MARY JANE B. FORTIN
                                          EXECUTIVE VICE PRESIDENT AND
                                          CHIEF FINANCIAL OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.




            SIGNATURE                                      TITLE                                DATE
---------------------------------   ---------------------------------------------------   ---------------
*ROBERT S. SCHIMEK                            Director, Chairman, President               April 27, 2015
------------------------------
ROBERT S. SCHIMEK

*THOMAS J. DIEMER                          Director, Senior Vice President and            April 27, 2015
------------------------------                     Chief Risk Officer
THOMAS J. DIEMER

*JOHN Q. DOYLE                                          Director                          April 27, 2015
------------------------------
JOHN Q. DOYLE

*JEFFREY M. FARBER                                      Director                          April 27, 2015
------------------------------
JEFFREY M. FARBER

/s/  MARY JANE B. FORTIN            Director, Vice Chairman, Executive Vice President     April 27, 2015
------------------------------                 and Chief Financial Officer
MARY JANE B. FORTIN

*DEBORAH A. GERO                           Director, Senior Vice President and            April 27, 2015
------------------------------                   Chief Investment Officer
DEBORAH A. GERO

*JANA W. GREER                       Director and President -- Individual Retirement      April 27, 2015
------------------------------
JANA W. GREER

*MICHAEL P. HARWOOD                  Director, Senior Vice President, Chief Actuary,      April 27, 2015
------------------------------                Corporate Illustration Actuary
MICHAEL P. HARWOOD

*KEVIN T. HOGAN                            Director and Chief Executive Officer           April 27, 2015
------------------------------
KEVIN T. HOGAN

*STEPHEN A. MAGINN                         Director, Senior Vice President and            April 27, 2015
------------------------------                  Chief Distribution Officer
STEPHEN A. MAGINN

*JONATHAN J. NOVAK                   Director and President -- Institutional Markets      April 27, 2015
------------------------------
JONATHAN J. NOVAK

*CURTIS W. OLSON                         Director and President -- Group Benefits         April 27, 2015
------------------------------
CURTIS W. OLSON

*CHARLES S. SHAMIEH                  Director, President, Life, Disability and Health     April 27, 2015
------------------------------
CHARLES S. SHAMIEH

*DAVID JORGENSEN                              Vice President and Controller               April 27, 2015
------------------------------
DAVID JORGENSEN

/s/  MANDA GHAFERI                                   Attorney-in-Fact                     April 27, 2015
------------------------------
*MANDA GHAFERI



                                 EXHIBIT INDEX



 EXHIBIT NO.            DESCRIPTION
-------------   --------------------------
(10)            Consent
(13)(e)         CMA Termination Agreement